UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3618

Metropolitan Series Fund, Inc.

(Exact name of registrant as specified in charter)

501 Boylston Street

Boston, Massachusetts 02116

(Address of Principal Executive Office)

THOMAS M. LENZ, ESQ.

MetLife Advisers, LLC

501 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Copy to:

JOHN M. LODER, ESQ.

Ropes & Gray

One International Place

Boston, Massachusetts 02110

Registrant’s telephone number, including area code: 617-578-3104

Date of fiscal year end: December 31

Date of reporting period: January 1, 2008 to March 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1.	Schedule of Investments.

The following is a copy of the unaudited schedules as of the close of the reporting period as set forth in §§ 210.12-12 – 12-14 of Regulation S-X [17 CFR 210.12-12 – 12.14]:

Metropolitan Series Fund, Inc. Schedule of Investments	March 31, 2008

Metropolitan Series Fund, Inc.

Schedule of Investments as of March 31, 2008

BlackRock Aggressive Growth Portfolio	MSF-1
BlackRock Bond Income Portfolio	MSF-4
BlackRock Diversified Portfolio	MSF-12
BlackRock Large Cap Value Portfolio	MSF-21
BlackRock Legacy Large Cap Growth Portfolio	MSF-24
BlackRock Money Market Portfolio	MSF-27
BlackRock Strategic Value Portfolio	MSF-30
Capital Guardian U.S. Equity Portfolio	MSF-33
Davis Venture Value Portfolio	MSF-37
FI Large Cap Portfolio	MSF-40
FI Mid Cap Opportunities Portfolio	MSF-43
FI Value Leaders Portfolio	MSF-46
Franklin Templeton Small Cap Growth Portfolio	MSF-49
Harris Oakmark Focused Value Portfolio	MSF-52
Jennison Growth Portfolio	MSF-54
Julius Baer International Stock Portfolio	MSF-56
Lehman Brothers Aggregate Bond Index Portfolio	MSF-62
Loomis Sayles Small Cap Portfolio	MSF-72
MetLife Aggressive Allocation Portfolio	MSF-77
MetLife Conservative Allocation Portfolio	MSF-78
MetLife Conservative To Moderate Allocation Portfolio	MSF-79
MetLife Mid Cap Stock Index Portfolio	MSF-80
MetLife Moderate Allocation Portfolio	MSF-86
MetLife Moderate to Aggressive Allocation Portfolio	MSF-87
MetLife Stock Index Portfolio	MSF-88
MFS Total Return Portfolio	MSF-96
MFS Value Portfolio	MSF-107
Morgan Stanley EAFE Index Portfolio	MSF-110
Neuberger Berman Mid Cap Value Portfolio	MSF-120
Oppenheimer Global Equity Portfolio	MSF-123
Russell 2000 Index Portfolio	MSF-126
T. Rowe Price Large Cap Growth Portfolio	MSF-144
T. Rowe Price Small Cap Growth Portfolio	MSF-147
Western Asset Management Strategic Bond Opportunities Portfolio	MSF-152
Western Asset Management U.S. Government Portfolio	MSF-164
Zenith Equity Portfolio	MSF-169

Not all Portfolios are available under every product.

Refer to your prospectus for information on the Portfolios that are available.

Morgan Stanley sponsors the MSCI EAFE® Index, Lehman Brothers sponsors the Lehman Brothers® Aggregate Bond Index, Standard & Poor’s sponsors the S&P 500® Index and the S&P 400 MidCap Index, and Frank Russell Company sponsors the Russell 2000® Index (together referred to as the “index sponsors”). Direct investment in the indexes is not possible. The index sponsors do not sponsor, endorse, sell or promote any of the Metropolitan Series Fund, Inc’s (the “Fund’s”) Portfolios (the “Portfolios”) or make any representation regarding the advisability of investing in the Portfolios. The index sponsors have no responsibility for and do not participate in the management of the Portfolio assets or sale of the Portfolio shares. Each index and its associated service marks are the exclusive property of the respective index sponsors, and references thereto have been made with permission. The Metropolitan Series Fund, Inc. Statement of Additional Information contains a more detailed description of the limited relationship the index sponsors have with Metropolitan Life Insurance Company and the Fund.

Metropolitan Series Fund, Inc.

BlackRock Aggressive Growth Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Common Stock—94.5% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.5%
BE Aerospace, Inc. (a)	420,500	$14,696,475
Goodrich Corp.	230,100	13,233,051

		27,929,526

Biotechnology—1.2%
Martek Biosciences Corp. (a) (b)	445,000	13,603,650

Capital Markets—1.4%
Affiliated Managers Group, Inc. (a) (b)	79,000	7,168,460
Invesco, Ltd.	268,400	6,538,224
RiskMetrics Group, Inc. (a)	90,900	1,758,915

		15,465,599

Chemicals—3.7%
Agrium, Inc.	300,700	18,676,477
Celanese Corp.	548,700	21,426,735

		40,103,212

Commercial Services & Supplies—5.0%
Employee Solutions, Inc. (a) (c)	484	0
Genpact, Ltd. (b)	805,200	9,863,700
IHS, Inc. (a)	383,200	24,643,592
TeleTech Holdings, Inc. (a) (b)	912,000	20,483,520

		54,990,812

Communications Equipment—3.8%
Foundry Networks, Inc. (a)	853,600	9,884,688
Harris Corp.	452,464	21,958,078
Juniper Networks, Inc. (a)	393,300	9,832,500

		41,675,266

Construction & Engineering—1.2%
Quanta Services, Inc. (a) (b)	561,400	13,007,638

Diversified Consumer Services—2.0%
DeVry, Inc. (b)	391,402	16,376,260
Strayer Education, Inc. (b)	34,100	5,200,250

		21,576,510

Diversified Financial Services—2.2%
CME Group, Inc. (b)	47,030	22,061,773
MSCI, Inc. (a)	78,900	2,347,275

		24,409,048

Electrical Equipment—2.8%
Ametek, Inc. (a)	691,800	30,376,938

Electronic Equipment & Instruments—2.0%
Amphenol Corp. (Class A)	592,300	22,063,175

Energy Equipment & Services—5.4%
Acergy S.A. (ADR) (a) (b)	678,700	14,490,245
National Oilwell Varco, Inc. (a)	242,800	14,174,664

Security Description	Shares	Value

Energy Equipment & Services—(Continued)
Noble Corp.	317,100	$15,750,357
Superior Energy Services, Inc. (a)	377,100	14,940,702

		59,355,968

Health Care Equipment & Supplies—1.5%
Hologic, Inc. (a) (b)	300,800	16,724,480

Health Care Providers & Services—5.6%
Magellan Health Services, Inc. (a) (b)	334,900	13,292,181
Medco Health Solutions, Inc. (a)	473,800	20,747,702
Pediatrix Medical Group, Inc. (a)	411,000	27,701,400

		61,741,283

Hotels, Restaurants & Leisure—4.7%
International Game Technology	266,640	10,721,594
Orient-Express Hotels, Ltd. (Class A) (b)	215,700	9,309,612
Panera Bread Co. (a) (b)	271,700	11,381,513
Scientific Games Corp. (a) (b)	943,800	19,923,618

		51,336,337

IT Services—3.5%
Fidelity National Information Services, Inc.	497,600	18,978,464
Iron Mountain, Inc. (a)	744,900	19,695,156

		38,673,620

Life Sciences Tools & Services—3.0%
Thermo Fisher Scientific, Inc. (a)	583,800	33,183,192

Machinery—5.4%
IDEX Corp.	527,700	16,195,113
Joy Global, Inc.	323,500	21,079,260
Oshkosh Truck Corp. (b)	608,900	22,090,892

		59,365,265

Media—2.5%
CKX, Inc. (a) (b)	1,069,400	10,180,688
DreamWorks Animation SKG, Inc. (a)	675,800	17,422,124

		27,602,812

Metals & Mining—2.7%
Century Aluminum Co. (a) (b)	131,000	8,677,440
Quanex Corp. (b)	395,381	20,457,013

		29,134,453

Oil, Gas & Consumable Fuels—8.1%
Chesapeake Energy Corp. (b)	368,300	16,997,045
Consol Energy, Inc.	277,900	19,227,901
EOG Resources, Inc.	47,800	5,736,000
Massey Energy Co. (b)	566,900	20,691,850
Newfield Exploration Co. (a) (b)	232,039	12,263,261
Plains Exploration & Production Co. (a) (b)	266,200	14,145,868

		89,061,925

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-1

Metropolitan Series Fund, Inc.

BlackRock Aggressive Growth Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Personal Products—2.4%
Bare Escentuals, Inc. (a) (b)	1,111,400	$26,028,988

Pharmaceuticals—3.9%
Endo Pharmaceuticals Holdings, Inc. (a)	411,200	9,844,128
Forest Laboratories, Inc. (a)	166,100	6,645,661
Medicis Pharmaceutical Corp. (a) (b)	484,900	9,547,681
Shire, Plc. (ADR) (b)	279,300	16,188,228

		42,225,698

Real Estate Management & Development—0.1%
FX Real Estate and Entertainment, Inc. (a) (b)	213,879	1,257,609

Semiconductors & Semiconductor Equipment—3.2%
Broadcom Corp. (a)	631,400	12,167,078
Intersil Corp.	451,300	11,584,871
PMC-Sierra, Inc. (a) (b)	2,030,790	11,575,503

		35,327,452

Software—8.9%
ACI Worldwide, Inc. (a) (b)	474,400	9,450,048
Adobe Systems, Inc. (a)	626,640	22,302,118
Amdocs, Ltd. (a)	701,750	19,901,630
Intuit, Inc. (a) (b)	505,300	13,648,153
Jack Henry & Associates, Inc. (b)	495,400	12,221,518
MICROS Systems, Inc. (a)	592,200	19,933,452

		97,456,919

Specialty Retail—5.0%
GameStop Corp. (Class A) (a)	517,500	26,759,925
TJX Cos., Inc.	601,700	19,898,219
Urban Outfitters, Inc. (a) (b)	271,100	8,498,985

		55,157,129

Wireless Telecommunication Services—0.8%
American Tower Corp. (Class A) (a)	221,627	8,689,995

Total Common Stock (Identified Cost $961,888,391)		1,037,524,499

Units—0.8%

Capital Markets—0.8%
AllianceBernstein Holding, L.P. (b)	144,200	9,139,396

Total Units (Identified Cost $12,865,850)		9,139,396

Rights—0.0%

Real Estate Management & Development—0.0%
FX Real Estate and Entertainment, Inc. (b) (c)	106,939	0

Total Rights (Identified Cost $0)		0

Short Term Investments—22.7%
Security Description	Face Amount/Shares	Value

Discount Notes—4.3%
Federal Home Loan Bank 1.520%, 04/01/08	$3,500,000	$3,500,000
1.520%, 04/02/08	43,400,000	43,397,926

		46,897,926

Mutual Funds—18.4%
State Street Navigator Securities Lending Prime Portfolio (d)	201,516,601	201,516,601

Total Short Term Investments (Identified Cost $248,414,527)		248,414,527

Total Investments—118.0% (Identified Cost $1,223,168,768) (e)		1,295,078,422
Liabilities in excess of other assets		(197,535,635)

Total Net Assets—100%		$1,097,542,787

(a)	Non-Income Producing.
(b)	A portion or all of the security was held on loan. As of March 31, 2008, the market value of securities loaned was $202,398,656 and the collateral received consisted of cash in the amount of $201,516,601 and non-cash collateral with a value of $3,412,409. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian.
(c)	Zero Valued Security.
(d)	Represents investment of cash collateral received from securities lending transactions.
(e)	The aggregate cost of investments for federal income tax purposes as of March 31, 2008 was $1,223,168,768 and the composition of unrealized appreciation and depreciation of investment securities was $167,612,230 and $(95,702,576), respectively.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-2

Metropolitan Series Fund, Inc.

BlackRock Aggressive Growth Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Statement of Accounting Standards No. 157 Valuation Disclosure

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2008:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1—Quoted Prices	$1,246,922,887	$0
Level 2—Other Significant Observable Inputs	48,155,535	0
Level 3—Significant Unobservable Inputs	0	0

Total	$1,295,078,422	$0

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-3

Metropolitan Series Fund, Inc.

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Fixed Income—117.4% of Total Net Assets

Security Description	Face Amount	Value

Aerospace & Defense—0.1%
L-3 Communications Corp. 6.375%, 10/15/15	$650,000	$635,375
Northrop Grumman Corp. 7.125%, 02/15/11	1,000,000	1,081,549

		1,716,924

Asset Backed—2.4%
Ares VIII CLO, Ltd. (144A) 5.730%, 02/26/16 (a)	1,600,000	1,224,320
BA Master Credit Card Trust 7.000%, 02/15/12	1,125,000	1,184,956
Bank One Issuance Trust 2.928%, 12/15/10 (a)	2,000,000	1,999,986
Capital Auto Receivables Asset Trust 4.050%, 07/15/09 (a)	490,214	490,571
Capital One Multi-Asset Execution Trust 2.998%, 09/15/11 (a)	1,000,000	995,519
Centex Home Equity Loan Trust 4.649%, 12/25/32 (a)	698,032	311,953
Chase Funding Mortgage Loan Asset-Backed Certificates
5.833%, 04/25/32 (a)	1,515,198	1,553,827
Chase Issuance Trust 4.230%, 01/15/13 (a)	2,115,000	2,149,664
5.120%, 10/15/14	10,100,000	10,442,091
Chase Manhattan Auto Owner Trust 5.340%, 07/15/10	8,025,733	8,104,841
Hedged Mutual Fund Fee Trust (144A) 5.220%, 11/30/10 (a)	9,304	9,299
Knollwood CDO, Ltd. (144A) 7.820%, 02/08/39 (a)	563,417	528
Option One Mortgage Loan Trust 3.724%, 01/25/33 (a)	424,494	361,635
Structured Asset Investment Loan Trust 5.524%, 04/25/33 (a)	191,248	68,588
6.060%, 04/25/33 (a)	59,325	36,983
Wachovia Auto Owner Trust 5.380%, 03/20/13	8,900,000	8,942,535

		37,877,296

Automobiles—0.2%
DaimlerChrysler N.A. Holding Corp. 7.300%, 01/15/12	3,800,000	4,057,218

Biotechnology—0.0%
Bio-Rad Laboratories, Inc. 7.500%, 08/15/13	585,000	586,462

Capital Markets—4.1%
Credit Suisse USA, Inc. 3.875%, 01/15/09	3,600,000	3,598,740
6.125%, 11/15/11	1,600,000	1,690,582
Lehman Brothers Holdings, Inc. 3.233%, 05/25/10 (a)	9,300,000	8,319,743
4.800%, 03/13/14 (b)	3,700,000	3,215,274
6.750%, 12/28/17	4,775,000	4,590,279
7.000%, 09/27/27	3,350,000	3,096,509

Security Description	Face Amount	Value

Capital Markets—(Continued)
Morgan Stanley 5.050%, 01/21/11	$6,800,000	$6,821,787
5.550%, 04/27/17	2,140,000	2,012,490
5.625%, 01/09/12	2,890,000	2,911,609
6.250%, 08/28/17 (b)	9,650,000	9,597,388
The Bear Stearns Cos., Inc. 4.326%, 07/19/10 (a)	2,040,000	1,838,536
6.400%, 10/02/17	2,875,000	2,838,778
6.950%, 08/10/12	5,575,000	5,577,748
The Goldman Sachs Group, Inc. 5.250%, 10/15/13	10,015,000	9,957,544

		66,067,007

Chemicals—0.0%
Momentive Performance Materials, Inc. 10.125%, 12/01/14 (b)	720,000	626,400

Commercial Banks—3.1%
Barclays Bank, Plc. 7.434%, 09/29/49 (a)	3,755,000	3,394,835
HSBC Bank USA, N.A. 5.875%, 11/01/34 (b)	2,300,000	2,061,640
JPMorgan Chase Bank, N.A. 6.000%, 07/05/17	6,325,000	6,587,393
Royal Bank of Scotland Group, Plc. 5.050%, 01/08/15 (b)	2,300,000	2,280,018
Royal Bank of Scotland Group, Plc. (144A) 6.990%, 10/29/49 (a)	4,650,000	3,947,385
U.S. Bank, N.A. 4.950%, 10/30/14 (b)	2,300,000	2,344,459
UBS AG Stamford Branch 5.875%, 12/20/17	7,760,000	7,931,713

Wachovia Bank, N.A. 6.600%, 01/15/38	6,750,000	6,254,024
Wachovia Corp. 7.980%, 12/31/49 (a)	9,500,000	9,333,750
Wells Fargo & Co. 4.200%, 01/15/10	1,335,000	1,357,282
4.625%, 08/09/10	2,765,000	2,839,237
4.875%, 01/12/11	940,000	956,311

		49,288,047

Commercial Mortgage-Backed Securities—25.8%
American Home Mortgage Assets 2.789%, 11/25/36 (a)	1,576,815	1,180,595
Banc of America Alternative Loan Trust 5.500%, 10/25/35	9,375,748	9,039,472
Banc of America Commercial Mortgage, Inc.
4.621%, 07/10/43	5,225,000	5,025,632
4.870%, 12/10/42 (a)	8,450,000	7,392,422
5.356%, 12/10/16	8,305,000	8,126,009
6.186%, 06/11/35	5,530,000	5,631,741
7.333%, 10/15/09	6,315,000	6,456,255
Bear Stearns Commercial Mortgage Securities, Inc.
4.361%, 06/11/41	3,350,013	3,321,085

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-4

Metropolitan Series Fund, Inc.

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Commercial Mortgage-Backed Securities—(Continued)
Bear Stearns Commercial Mortgage Securities, Inc.
5.694%, 06/11/50 (a)	$7,350,000	$7,234,117
5.742%, 09/11/42 (a)	8,775,000	8,661,172
Chase Commercial Mortgage Securities Corp.
7.319%, 10/15/32	2,362,661	2,446,333
Citigroup Commercial Mortgage Trust 5.431%, 10/15/49	1,885,000	1,848,220
Citigroup Mortgage Loan Trust, Inc. 5.700%, 06/10/17 (a)	3,975,000	3,627,992
5.762%, 03/25/37 (a)	12,607,994	11,958,202
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.886%, 11/15/44	4,050,000	4,037,589
CitiMortgage Alternative Loan Trust 6.000%, 10/25/37	10,282,060	9,196,018
Commercial Mortgage Pass Through Certificates
5.167%, 06/10/44 (a)	7,050,000	6,986,494
5.816%, 12/10/49 (a)	11,120,000	11,114,175
Commercial Mortgage Trust 5.736%, 12/10/49	6,020,000	5,942,709
Countrywide Alternative Loan Trust 5.200%, 08/25/46 (a)	1,676,699	1,291,843
2.689%, 11/25/36 (a)	2,220,901	1,889,858
3.309%, 03/20/47 (a)	4,537,363	3,442,968
Countrywide Home Loan Mortgage Pass Through Trust
2.799%, 04/25/46 (a)	1,948,839	1,461,522
6.500%, 10/25/37	6,207,005	6,117,779
Credit Suisse Mortgage Capital Certificates 6.000%, 10/25/21	2,845,626	2,559,285
CS First Boston Mortgage Securities Corp. 3.936%, 05/15/38 (a)	10,000,000	9,177,779
4.889%, 11/15/37 (a)	2,220,000	1,937,928
4.940%, 12/15/35	7,295,000	7,051,083
Deutsche ALT-A Securities, Inc. 2.799%, 02/25/47 (a)	2,344,111	1,784,167
DLJ Commercial Mortgage Corp. 7.180%, 11/10/33	5,959,662	6,175,127
First Union National Bank Commercial Mortgage Trust
7.390%, 12/15/31	9,123,372	9,379,591
First Union National Bank Commercial Mortgage Trust (144A)
7.793%, 12/15/31 (a)	9,412,000	9,778,958
GE Capital Commercial Mortgage Corp. 4.578%, 06/10/48	5,200,000	5,026,573
GMAC Commercial Mortgage Securities, Inc.
5.134%, 08/10/38 (a)	3,000,000	2,919,595
6.465%, 04/15/34	6,459,479	6,610,266
6.957%, 09/15/35	7,345,000	7,598,014
7.455%, 08/16/33	4,562,942	4,734,819
GS Mortgage Securities Corp. II 5.799%, 08/10/45 (a)	7,935,000	7,922,363
GSR Mortgage Loan Trust 2.789%, 08/25/46 (a)	5,310,675	4,040,213
5.250%, 11/25/35 (a)	5,241,463	4,678,031
Harborview Mortgage Loan Trust 2.729%, 12/19/36 (a)	9,297,021	6,373,712
2.769%, 11/19/36 (a)	3,415,621	2,599,727
2.869%, 11/19/35 (a)	3,431,962	2,712,968

Security Description	Face Amount	Value

Commercial Mortgage-Backed Securities—(Continued)
JPMorgan Chase Commercial Mortgage Securities Corp.
4.922%, 01/15/42 (a)	$8,600,000	$7,522,212
4.996%, 08/15/42 (a)	2,300,000	2,247,022
4.999%, 10/15/42 (a)	2,580,000	2,436,508
5.430%, 08/25/35 (a)	3,407,488	3,269,035
5.804%, 06/15/49 (a)	3,825,000	3,799,158
5.827%, 02/15/51 (a)	3,125,000	3,091,561
5.857%, 10/12/35	5,710,000	5,805,601
JPMorgan Commercial Mortgage Finance Corp.
6.507%, 10/15/35	1,768,475	1,770,767
JPMorgan Mortgage Trust 5.500%, 03/25/22	1,218,716	1,164,585
5.875%, 07/25/36	1,368,333	1,336,815
LB-UBS Commercial Mortgage Trust 4.071%, 09/15/26	2,798,537	2,740,872
4.559%, 07/17/12 (a)	4,075,000	3,985,867
4.806%, 02/15/40 (a)	3,600,000	3,124,689
5.205%, 04/15/30 (a)	3,575,000	3,161,660
5.430%, 02/17/40 (a)	16,920,000	16,425,645
5.642%, 12/15/25	4,327,065	4,351,615
5.866%, 09/15/45	8,820,000	8,786,159
7.950%, 05/15/25 (a)	5,363,064	5,582,814
LB-UBS Commercial Mortgage Trust (144A) 6.155%, 07/14/16	1,997,592	2,031,378
Merrill Lynch First Franklin Mortgage Loan Trust
2.719%, 04/25/37 (a)	4,881,296	4,685,087
Morgan Stanley Capital I 5.633%, 04/12/49 (a)	1,390,000	1,370,718
5.650%, 06/11/42 (a)	10,415,000	10,309,246
5.809%, 12/12/49	5,345,000	5,249,995
6.210%, 11/15/31	886,787	886,695
Mortgage Capital Funding, Inc. 6.423%, 06/18/30	1,283,364	1,279,843
NationsLink Funding Corp. 6.795%, 08/20/30	1,325,000	1,324,650
Nomura Asset Securities Corp. 6.590%, 03/15/30	623,689	624,994
Residential Accredit Loans, Inc. 3.285%, 02/25/47 (a)	2,704,241	1,890,111
Salomon Brothers Mortgage Securities VII, Inc.
6.499%, 10/13/11	5,860,000	6,006,302
6.592%, 12/18/33	5,750,000	5,885,262
TIAA Seasoned Commercial Mortgage Trust 6.096%, 08/15/39 (a)	3,755,000	3,837,943
Wachovia Bank Commercial Mortgage Trust
4.935%, 04/15/42	4,950,000	4,854,816
5.678%, 05/15/46 (a)	7,455,000	7,336,535
5.742%, 05/15/43 (a)	9,000,000	9,078,765
5.903%, 02/15/51 (a)	4,300,000	4,333,085
WaMu Commercial Mortgage Securities Trust (144A)
5.150%, 05/25/36	7,380,000	7,363,431
WaMu Mortgage Pass Through Certificates 5.096%, 05/25/47 (a)	2,311,726	1,541,404
5.076%, 06/25/47 (a)	3,902,398	2,592,759
4.517%, 06/25/33 (a)	960,166	809,784
4.917%, 08/25/35 (a)	3,894,089	3,827,303

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-5

Metropolitan Series Fund, Inc.

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Commercial Mortgage-Backed Securities—(Continued)
Wells Fargo Mortgage Backed Securities Trust
5.773%, 04/25/36 (a)	$2,903,000	$2,566,367
6.100%, 09/25/36 (a)	3,619,648	3,407,039

		410,186,498

Computers & Peripherals—0.2%
International Business Machines Corp. 5.700%, 09/14/17	3,185,000	3,336,482

Consumer Finance—0.4%
SLM Corp. 3.491%, 07/26/10 (a)	5,145,000	4,051,775
5.400%, 10/25/11	2,470,000	1,994,980
SLM Corp. (144A) 2.935%, 05/12/08 (a)	290,000	289,477

		6,336,232

Diversified Financial Services—6.5%
AES Ironwood, LLC 8.857%, 11/30/25	174,560	189,397
AES Red Oak, LLC 9.200%, 11/30/29	85,000	85,000
AIG SunAmerica Global Financing VII (144A)
5.850%, 08/01/08	2,900,000	2,913,845
Anadarko Finance Co. 6.750%, 05/01/11	1,900,000	2,029,403
Atlantic Marine Corps Communities, LLC (144A)
5.343%, 12/01/50	150,000	126,647
Bank of America Corp. 5.300%, 03/15/17	625,000	620,785
5.375%, 06/15/14 (b)	3,100,000	3,188,096
5.750%, 12/01/17	8,455,000	8,749,598
6.000%, 09/01/17	2,550,000	2,680,999
6.100%, 06/15/17	1,200,000	1,259,359
8.000%, 12/29/49 (a)	5,965,000	5,972,158
Belvoir Land, LLC (144A) 5.270%, 12/15/47	900,000	752,112
Citigroup Capital XXI 8.300%, 12/21/57 (a)	5,125,000	5,050,037
Citigroup, Inc. 5.300%, 10/17/12	7,375,000	7,393,408
Compton Petroleum Finance Corp. 7.625%, 12/01/13	95,000	90,963
Credit Suisse Guernsey, Ltd. 5.860%, 05/29/49 (a)	5,320,000	4,506,726

Devon Financing Corp., U.L.C. 6.875%, 09/30/11	2,800,000	3,056,150
Gaz Capital for Gazprom (144A) 7.288%, 08/16/37	2,710,000	2,471,926
General Electric Capital Corp. 5.000%, 11/15/11	16,940,000	17,448,352
5.000%, 04/10/12	2,135,000	2,190,672
6.150%, 08/01/37	4,310,000	4,303,755
6.375%, 11/15/67 (a)	3,875,000	3,791,761

Security Description	Face Amount	Value

Diversified Financial Services—(Continued)
Goldman Sachs Capital II 5.793%, 12/29/49 (a)	$2,435,000	$1,621,953
Irwin Land, LLC (144A) 5.400%, 12/15/47	1,650,000	1,388,623
JPMorgan Chase Capital 6.800%, 10/01/37	10,350,000	9,456,557
Mellon Capital 6.244%, 06/29/49 (a)	2,325,000	1,795,523
Nationwide Building Society (144A) 4.250%, 02/01/10	1,370,000	1,401,870
Petrobras International Finance Co. 5.875%, 03/01/18	1,295,000	1,246,497
Rabobank Capital Funding Trust (144A) 5.254%, 12/29/49 (a)	1,000,000	830,574
Sprint Capital Corp. 8.375%, 03/15/12	200,000	185,000
Telecom Italia Capital S.A. 4.000%, 01/15/10	2,000,000	1,961,960
5.250%, 11/15/13	850,000	794,231
5.250%, 10/01/15	1,100,000	999,358
Wind Acquisition Finance S.A. (144A) 10.750%, 12/01/15	475,000	484,500
ZFS Finance USA Trust I (144A) 6.500%, 05/09/37 (a)	2,130,000	1,922,189

		102,959,984

Diversified Telecommunication Services—0.6%
AT&T, Inc. 6.500%, 09/01/37	7,275,000	7,196,372
Cincinnati Bell, Inc. 7.250%, 07/15/13	80,000	78,600
Qwest Communications International, Inc. 7.500%, 02/15/14	810,000	761,400
Qwest Communications International, Inc. (Series B)
7.500%, 02/15/14	350,000	329,000

Qwest Corp. 6.050%, 06/15/13 (a)	415,000	373,500
Windstream Corp. 8.125%, 08/01/13	1,030,000	1,011,975
8.625%, 08/01/16	440,000	432,300

		10,183,147

Electric Utilities—0.8%
Elwood Energy, LLC 8.159%, 07/05/26	210,450	203,676
Florida Power & Light Co. 5.625%, 04/01/34	475,000	456,341
5.950%, 02/01/38	2,775,000	2,785,159
MidAmerican Energy Holdings Co. 5.950%, 05/15/37	1,650,000	1,545,581
6.500%, 09/15/37	1,900,000	1,904,133
PECO Energy Co. 4.750%, 10/01/12	947,000	965,486

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-6

Metropolitan Series Fund, Inc.

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Electric Utilities—(Continued)
Southern California Edison Co. 5.950%, 02/01/38	$1,100,000	$1,102,493
Texas Competitive Electric Holdings Co., LLC
10.250%, 11/01/15	3,130,000	3,118,262

		12,081,131

Energy Equipment & Services—0.1%
Colorado Interstate Gas Co. 6.800%, 11/15/15	145,000	149,496
Kinder Morgan Energy Partners, L.P. 5.125%, 11/15/14 (b)	1,000,000	982,622
Tennessee Gas Pipeline Co. 7.000%, 10/15/28 (b)	500,000	498,203

		1,630,321

Federal Agencies—63.9%
Federal Home Loan Mortgage Corp. 3.733%, 10/15/33 (a) (c)	85,321,315	8,298,735
4.500%, TBA	15,000,000	14,906,250
4.777%, 03/01/35 (a)	9,656,852	9,774,351
5.000%, 03/15/18	4,200,000	4,270,089
5.000%, 04/01/18	4,152,292	4,213,972
5.000%, 12/01/18	1,594,110	1,617,839
5.000%, 11/01/20	15,984,198	16,180,263
5.000%, 02/01/36	946,728	938,904
5.000%, TBA	21,000,000	21,210,000
5.500%, 09/01/21	49,847,760	50,928,442
5.500%, 07/01/33	4,663,238	4,726,532
5.500%, TBA	3,000,000	3,029,064
5.679%, 01/01/37 (a)	6,981,621	7,092,242
6.000%, 03/15/29	6,272,539	6,420,091
6.000%, TBA	4,300,000	4,422,283
9.000%, 12/01/09	6,735	6,824
Federal National Mortgage Association 2.836%, 06/25/37 (a)	7,206,406	6,805,979
3.218%, 07/15/34 (a)	7,954,160	7,469,476
4.000%, 05/01/19	3,565,889	3,491,374
4.000%, 06/01/19	5,162,646	5,054,764
4.500%, 02/01/35	1,060,876	1,023,820
4.500%, 03/01/35	697,375	673,016
4.500%, 09/01/35	1,032,989	996,907
4.500%, 07/01/36	7,713,062	7,450,050
4.500%, TBA	22,100,000	21,975,687
5.000%, 01/01/18	1,197,323	1,215,183
5.000%, 06/01/18	1,847,242	1,873,423
5.000%, 01/01/21	9,394,556	9,527,701
5.000%, 06/01/23	2,184,379	2,191,238
5.000%, 01/01/26 (a)	7,445,485	7,551,008
5.000%, 09/01/33	74,646,900	74,088,921
5.000%, 11/01/33	9,948,913	9,874,547
5.000%, 04/01/34	17,673,014	17,530,592
5.000%, 04/25/35	2,753,638	2,824,990
5.000%, 07/01/35	389,316	385,894
5.000%, 12/01/35	3,604,332	3,572,650
5.000%, 05/01/36	63,643,156	63,083,734

Security Description	Face Amount	Value

Federal Agencies—(Continued)
5.000%, 07/01/36 (c)	$16,126,668	$3,542,114
5.125%, 01/02/14	7,600,000	7,879,908
5.250%, 08/01/12 (b)	3,100,000	3,250,812
5.366%, 05/01/37 (a)	7,546,473	7,688,098
5.500%, 04/01/17	121,103	124,303
5.500%, 05/01/19	30,020,909	30,814,023
5.500%, 08/01/19	15,205	15,579
5.500%, 03/01/20	511,494	523,565
5.500%, 05/01/20	123,273	126,182
5.500%, 06/01/20	1,498,352	1,537,936
5.500%, 10/01/20	391,964	401,214
5.500%, 02/01/21	97,560	99,862
5.500%, 03/01/21	674,407	689,401
5.500%, 01/01/24	1,213,869	1,236,335
5.500%, 06/25/28	2,115,805	2,163,765
5.500%, 04/01/33	2,865,362	2,901,903
5.500%, 11/01/33	2,806,697	2,842,489
5.500%, 02/01/34	9,065,583	9,181,191
5.500%, 04/01/34	25,514,883	25,847,434
5.500%, 11/01/34	4,353,755	4,406,080
5.500%, 02/01/35	14,413,605	14,606,053
5.500%, 06/01/35	2,522,244	2,551,254
5.500%, 08/01/35	7,166,973	7,250,717
5.500%, 11/01/35	1,855,105	1,876,442
5.500%, 11/01/35 (c)	8,147,541	1,769,070
5.500%, 12/01/35	11,785,377	11,920,927
5.500%, 01/01/36	55,120,042	56,427,746
5.500%, 01/25/36 (c)	7,435,699	1,614,134
5.500%, 06/01/36	195,545	197,637
5.500%, 12/01/36 (a)	31,615,206	31,973,346
6.000%, 04/01/16	617,534	650,035
6.000%, 03/25/27	7,567,993	7,765,095
6.000%, 02/01/34	2,877,816	2,963,001
6.000%, 08/01/34	2,402,717	2,473,839
6.000%, 04/01/35	14,766,634	15,219,636
6.000%, 05/01/36	102,016	104,624
6.000%, 06/01/36	7,951,751	8,154,987
6.000%, 09/01/36	9,940,604	10,194,673
6.000%, 04/01/37	107,464	110,184
6.000%, 08/01/37	2,864,684	2,937,189
6.000%, 09/01/37	2,564,070	2,603,307
6.000%, TBA	900,000	921,937
6.500%, 07/01/14	163,755	171,901
6.500%, 04/01/17	2,634,553	2,761,793
6.500%, 11/01/27	201,408	210,829
6.500%, 12/01/29 (a)	1,259,699	1,318,275
6.500%, 03/01/36	555,765	576,113
6.500%, 08/01/36	2,352,783	2,438,927
6.500%, 09/01/36	1,898,525	1,968,037
6.500%, TBA	43,300,000	44,829,877
8.250%, 07/01/08	916	924
8.500%, 02/01/09	2,036	2,054
8.500%, 09/01/09	301	308
9.000%, 04/01/16	1,353	1,385

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-7

Metropolitan Series Fund, Inc.

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Federal Agencies—(Continued)
Government National Mortgage Association
5.000%, 10/20/33	$7,942,913	$7,923,219
5.500%, 04/15/33	382,982	391,509
5.500%, TBA	144,100,000	146,327,811
5.500%, 12/20/99	12,200,000	12,406,828
6.000%, 09/20/33	1,210,677	1,252,376
6.000%, 10/20/33	1,999,834	2,073,889
6.000%, 11/20/33	2,723,149	2,816,943
6.000%, 12/20/37	12,334,694	12,732,859
6.000%, TBA	67,400,000	69,523,438
6.500%, 07/15/28	107,418	112,363
6.500%, 05/15/29	208,109	217,679
6.500%, 12/15/29	4,158	4,349
6.500%, 07/15/32	63,573	66,353
6.500%, 02/15/33	633,481	660,745
6.500%, 04/15/33	266,793	278,275
6.500%, 08/15/34	8,550,516	8,914,164
6.500%, 09/15/34	27,387	28,554
6.500%, 07/15/35	414,591	431,830
7.500%, 12/15/14	253,377	266,558
8.000%, 11/15/29	46,861	51,410
8.500%, 01/15/17	11,050	12,132
8.500%, 02/15/17	11,544	12,674
8.500%, 03/15/17	8,320	9,135
8.500%, 05/15/17	13,022	14,297
8.500%, 10/15/21	1,663	1,834
8.500%, 11/15/21	4,255	4,692
8.500%, 05/15/22	3,391	3,743
9.000%, 10/15/16	7,487	8,174

		1,017,083,118

Food & Staples Retailing—0.1%
Delhaize America, Inc. 9.000%, 04/15/31	1,000,000	1,203,509

Food Products—0.6%
Kraft Foods, Inc. 6.125%, 02/01/18	5,925,000	5,921,250
6.500%, 08/11/17 (a)	2,855,000	2,929,084

		8,850,334

Foreign Government—2.8%
Emirate of Abu Dhabi (144A) 5.500%, 08/02/12	11,600,000	12,515,449
Federal Republic of Germany 4.000%, 01/04/37 (EUR)	3,525,000	5,086,917
4.250%, 07/04/39 (EUR)	2,100,000	3,155,355
Israel Government AID Bond 5.500%, 12/04/23	4,725,000	5,320,133
Japan Government 1.170%, 11/20/21 (JPY) (a)	1,893,000,000	18,672,165

		44,750,019

Security Description	Face Amount	Value

Health Care Providers & Services—0.1%
WellPoint, Inc. 5.950%, 12/15/34	$1,750,000	$1,546,298

Hotels, Restaurants & Leisure—0.2%
Harrah’s Operating Co., Inc. (144A) 10.750%, 02/01/18	3,600,000	2,817,000

Independent Power Producers & Energy Traders—0.0%
NRG Energy, Inc. 7.375%, 02/01/16	275,000	269,500

Insurance—0.8%
Berkshire Hathaway Finance Corp. 3.130%, 05/16/08 (a)	1,000,000	1,000,158
4.750%, 05/15/12 (b)	2,100,000	2,182,612
Chubb Corp. 6.375%, 03/29/67 (a)	2,775,000	2,584,860
Lincoln National Corp. 7.000%, 05/17/66 (a)	1,735,000	1,590,957
The Progressive Corp. 6.700%, 06/15/37 (a)	2,640,000	2,351,239
The Travelers Cos., Inc. 6.250%, 03/15/67 (a)	3,075,000	2,712,224

		12,422,050

Media—1.5%
Comcast Cable Communications Holdings, Inc.
8.375%, 03/15/13	1,330,000	1,477,405
Comcast Cable Communications, LLC 8.500%, 05/01/27	2,400,000	2,811,391
Comcast Corp. 6.500%, 01/15/17	1,200,000	1,225,584
6.950%, 08/15/37	4,250,000	4,258,521
7.050%, 03/15/33	1,775,000	1,810,012
COX Communications, Inc. 7.125%, 10/01/12	4,600,000	4,871,598
CSC Holdings, Inc. 8.125%, 07/15/09	350,000	353,500
Idearc, Inc. 8.000%, 11/15/16 (b)	800,000	518,000
News America, Inc. 6.200%, 12/15/34	1,500,000	1,428,573
Time Warner Cable, Inc. 5.850%, 05/01/17	3,975,000	3,804,910
Time Warner Entertainment Co., L.P. 8.375%, 03/15/23	590,000	653,780

		23,213,274

Metals & Mining—0.3%
Freeport-McMoRan Copper & Gold, Inc. 8.250%, 04/01/15	1,250,000	1,318,750
8.375%, 04/01/17	2,410,000	2,557,613
Ispat Inland, U.L.C. 9.750%, 04/01/14	235,000	252,751

		4,129,114

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-8

Metropolitan Series Fund, Inc.

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Office Electronics—0.1%
Xerox Corp. 6.875%, 08/15/11	$1,450,000	$1,516,362

Oil, Gas & Consumable Fuels—0.7%
Anadarko Petroleum Corp. 5.950%, 09/15/16	2,900,000	2,999,029
6.450%, 09/15/36	1,105,000	1,125,280
Enterprise Products Operating, L.P. 4.950%, 06/01/10	25,000	25,507
Newfield Exploration Co. 6.625%, 09/01/14 (b)	590,000	581,150
6.625%, 04/15/16	555,000	543,900
Sabine Pass LNG, L.P. 7.500%, 11/30/16	1,900,000	1,833,500
Transocean, Inc. 6.000%, 03/15/18 (b)	680,000	699,465
6.800%, 03/15/38	865,000	883,650
XTO Energy, Inc. 6.750%, 08/01/37	2,500,000	2,673,858

		11,365,339

Pharmaceuticals—0.5%
Bristol-Myers Squibb Co. 5.875%, 11/15/36	2,525,000	2,441,725
Wyeth 5.500%, 02/01/14	6,000,000	6,214,836

		8,656,561

Real Estate Investment Trusts—0.4%
AvalonBay Communities, Inc. 4.950%, 03/15/13	400,000	377,041
Simon Property Group, L.P. 4.600%, 06/15/10	1,000,000	992,311
5.100%, 06/15/15	1,000,000	918,691
The Rouse Co. 5.375%, 11/26/13	2,505,000	1,960,927
The Rouse Co., L.P./TRC Co-Issuer, Inc. (144A)
6.750%, 05/01/13	1,810,000	1,559,807

		5,808,777

Real Estate Management & Development—0.0%
American Real Estate Partners, L.P. 8.125%, 06/01/12	225,000	219,375

U.S. Treasury—0.7%
U.S. Treasury Bonds 4.375%, 02/15/38 (b)	5,795,000	5,863,816
5.000%, 05/15/37 (b)	4,850,000	5,425,559

		11,289,375

Security Description	Face Amount	Value

Wireless Telecommunication Services—0.3%
America Movil S.A. de C.V. 6.375%, 03/01/35	$325,000	$314,517
Rogers Wireless, Inc. 7.500%, 03/15/15	385,000	404,484
Sprint Nextel Corp. 6.000%, 12/01/16	1,100,000	855,250
Vodafone Group, Plc. 7.750%, 02/15/10	2,570,000	2,723,609

		4,297,860

Yankee—0.1%
Barclays Bank, Plc. (144A) 5.926%, 12/31/49	2,540,000	2,178,291

Total Fixed Income (Identified Cost $1,863,060,005)		1,868,549,305

Preferred Stock—1.5%
Security Description	Shares	Value

Commercial Banks—0.5%
Wachovia Corp.	330,000	8,151,000

Diversified Financial Services—0.2%
Citigroup, Inc. (b)	110,500	2,656,420

Thrifts & Mortgage Finance—0.8%
Federal Home Loan Mortgage Corp. (b)	200,900	4,901,960
Federal National Mortgage Association (b)	342,950	8,247,947

		13,149,907

Total Preferred Stock (Identified Cost $24,608,750)		23,957,327

Warrants—0.0%

Communications Equipment—0.0%
Loral Orion Network Systems, Inc. (d) (e)	150	0

Total Warrants (Identified Cost $105)		0

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-9

Metropolitan Series Fund, Inc.

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Short Term Investments—4.6%

Security Description	Face Amount/Shares	Value

Discount Notes—1.5%
Federal Home Loan Bank 1.600%, 04/21/08	$24,100,000	$24,078,578

Mutual Funds—3.1%
State Street Navigator Securities Lending Prime Portfolio (f)	48,481,329	48,481,329

Total Short Term Investments (Identified Cost $72,559,907)		72,559,907

Total Investments—123.5% (Identified Cost $1,960,228,767) (g)		1,965,066,539
Liabilities in excess of other assets		(373,778,234)

Total Net Assets—100%		$1,591,288,305

(a)	Variable or Floating Rate Security. Rate disclosed is as of March 31, 2008.
(b)	A portion or all of the security was held on loan. As of March 31, 2008, the market value of securities loaned was $47,640,644 and the collateral received consisted of cash in the amount of $48,481,329. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(c)	Interest Only Certificate. This security receives monthly interest payments but is not entitled to principal payments.
(d)	Zero Valued Security.
(e)	Security was valued in good faith under procedures established by the Board of Directors.
(f)	Represents investment of cash collateral received from securities lending transactions.
(g)	The aggregate cost of investments for federal income tax purposes as of March 31, 2008 was $1,960,228,767 and the composition of unrealized appreciation and depreciation of investment securities was $37,715,986 and $(32,878,214), respectively.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2008, the market value of 144A securities was $56,007,609, which is 3.5% of total net assets.
(TBA)—	A contract for the purchase or sale of a Mortgage Backed Security to be delivered at a future date but does not include a specified pool or precise amount to be delivered.
(EUR)—	Euro
(JPY)—	Japanese Yen

Forward Contracts
Forward Currency Contracts	Delivery Date	Local Currency Amount	Aggregate Face Value	Valuation as of 3/31/2008	Unrealized Depreciation
Euro (Sold)	4/23/2008	1,939,511	$2,843,323	$3,062,683	$(219,360)
Euro (Sold)	4/23/2008	3,318,000	4,803,717	5,239,456	(435,739)

Net Unrealized Depreciation					$(655,099)

Futures Contracts
Futures Contracts-Long	Expiration Date	Number of Contracts	Contract Amount	Valuation as of 3/31/2008	Unrealized Appreciation/ Depreciation
Eurodollar Futures	12/15/2008	258	$62,991,647	$63,106,800	$115,153
Eurodollar Futures	6/15/2009	502	122,477,089	122,525,650	48,561
German Government Bond 5 Year Futures	6/6/2008	121	21,341,509	21,108,086	(233,423)
German Government Bond 10 Year Futures	6/6/2008	265	48,940,787	48,571,600	(369,187)
U.S. Treasury Bond Futures	6/19/2008	427	50,507,455	50,726,266	218,811
U.S. Treasury Notes 2 Year Futures	6/30/2008	907	194,832,471	194,693,219	(139,252)
U.S. Treasury Notes 5 Year Futures	6/30/2008	215	24,599,353	24,560,391	(38,962)

Futures Contracts-Short
Eurodollar Futures	6/14/2010	(96)	(23,197,783)	(23,214,000)	(16,217)
U.S. Treasury Notes 10 Year Futures	6/19/2008	(1,169)	(136,966,293)	(139,056,203)	(2,089,910)

Net Unrealized Depreciation					$(2,504,426)

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-10

Metropolitan Series Fund, Inc.

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Written Options
Written Options-Puts	Expiration Date	Number of Contracts	Premiums Received	Valuation as of 3/31/2008	Unrealized Appreciation
Eurodollar Futures 97.625	6/16/2008	(96)	$(35,779)	$(10,800)	$24,979
U.S. Treasury Notes 10 Year Futures 112	5/23/2008	(159)	(146,310)	(12,422)	133,888

Net Unrealized Appreciation					$158,867

TBA Sale Commitments
Federal Agencies	Face Amount	Value
Federal National Mortgage Association
4.500% (30 Year TBA)	(10,500)	$(10,122,651)
5.000% (15 Year TBA)	(19,800,000)	(19,985,625)
5.000% (30 Year TBA)	(41,100,000)	(40,676,177)
5.000% (30 Year TBA)	(11,200,000)	(11,060,000)
5.500% (15 Year TBA)	(33,400,000)	(34,088,875)
5.500% (30 Year TBA)	(139,000,000)	(140,303,125)
5.500% (30 Year TBA)	(12,900,000)	(12,988,688)
6.000% (30 Year TBA)	(42,800,000)	(43,749,646)

Total TBA Sale Commitments (Proceeds Cost $(311,659,633))		$(312,974,787)

Statement of Accounting Standards No. 157 Valuation Disclosure

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2008:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1—Quoted Prices	$87,028,975	$(3,000,658)
Level 2—Other Significant Observable Inputs	1,878,037,036	0
Level 3—Significant Unobservable Inputs	528	0

Total	$1,965,066,539	$(3,000,658)

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-11

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Common Stock—58.3% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—3.4%
General Dynamics Corp.	30,000	$2,501,100
Honeywell International, Inc.	225,000	12,694,500
L-3 Communications Holdings, Inc.	17,200	1,880,648
Lockheed Martin Corp.	120,000	11,916,000
Northrop Grumman Corp.	50,000	3,890,500
Raytheon Co.	178,000	11,500,580
United Technologies Corp.	150,000	10,323,000

		54,706,328

Airlines—0.4%
Continental Airlines, Inc. (Class B) (a) (b)	331,000	6,365,130

Auto Components—0.2%
Autoliv, Inc.	69,000	3,463,916

Biotechnology—0.7%
Biogen Idec, Inc. (b)	190,000	11,721,100

Capital Markets—0.6%
The Charles Schwab Corp.	540,000	10,168,200

Chemicals—2.9%
E. I. du Pont de Nemours & Co. (a)	130,000	6,078,800
FMC Corp.	61,000	3,384,890
Monsanto Co.	121,000	13,491,500
The Dow Chemical Co.	130,000	4,790,500
The Lubrizol Corp.	168,000	9,325,680
The Mosaic Co. (b)	100,000	10,260,000

		47,331,370

Commercial Services & Supplies—0.6%
Allied Waste Industries, Inc. (b)	455,000	4,882,196
Anacomp, Inc. (Class B) (b) (e)	1	0
R.R. Donnelley & Sons Co.	140,000	4,243,400

		9,125,596

Communications Equipment—0.7%
Cisco Systems, Inc. (b)	60,000	1,445,400
Juniper Networks, Inc. (b)	427,000	10,675,000

		12,120,400

Computers & Peripherals—2.5%
Hewlett-Packard Co.	405,000	18,492,300
International Business Machines Corp.	178,000	20,494,920
Sun Microsystems, Inc. (b)	147,000	2,282,910

		41,270,130

Construction & Engineering—0.6%
Fluor Corp.	74,000	10,445,840

Containers & Packaging—0.3%
Packaging Corp. of America	230,000	5,135,900

Diversified Consumer Services—0.4%
Apollo Group, Inc. (Class A) (b)	172,000	7,430,400

Security Description	Shares	Value

Diversified Financial Services—0.9%
Bank of America Corp.	90,000	$3,411,900
JPMorgan Chase & Co.	245,000	10,522,750

		13,934,650

Diversified Telecommunication Services—0.6%
AT&T, Inc.	210,000	8,043,000
CenturyTel, Inc.	40,000	1,329,600

		9,372,600

Electrical Equipment—0.6%
Rockwell Automation, Inc.	140,000	8,038,800
Roper Industries, Inc. (a)	40,000	2,377,600

		10,416,400

Electronic Equipment & Instruments—0.2%
Avnet, Inc. (b)	36,300	1,188,099
Dolby Laboratories, Inc. (Class A) (b)	40,000	1,450,400
Mettler-Toledo International, Inc. (b)	14,700	1,427,664

		4,066,163

Energy Equipment & Services—1.3%
ENSCO International, Inc. (a)	160,000	10,019,200
National Oilwell Varco, Inc. (b)	183,000	10,683,540

		20,702,740

Food & Staples Retailing—0.5%
The Kroger Co.	309,800	7,868,920

Health Care Equipment & Supplies—1.8%
Baxter International, Inc.	210,000	12,142,200
Intuitive Surgical, Inc. (b)	30,000	9,730,500
Kinetic Concepts, Inc. (a) (b)	149,700	6,920,631

		28,793,331

Health Care Providers & Services—4.6%
Aetna, Inc.	220,000	9,259,800
AmerisourceBergen Corp.	30,700	1,258,086
CIGNA Corp.	90,000	3,651,300
Coventry Health Care, Inc. (b)	171,411	6,916,434
Express Scripts, Inc. (b)	165,000	10,612,800
Health Net, Inc. (b)	80,000	2,464,000
McKesson Corp.	151,800	7,949,766
Medco Health Solutions, Inc. (b)	267,000	11,691,930
UnitedHealth Group, Inc.	358,000	12,300,880
WellPoint, Inc. (b)	180,000	7,943,400

		74,048,396

Hotels, Restaurants & Leisure—0.9%
McDonald’s Corp.	255,000	14,221,350

Household Products—0.4%
Procter & Gamble Co.	90,000	6,306,300

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-12

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Industrial Conglomerates—1.1%
General Electric Co.	500,000	$18,505,000

Insurance—2.6%
Loews Corp.	60,000	2,413,200
The Allstate Corp.	44,000	2,114,640
The Chubb Corp.	164,500	8,139,460
The Hartford Financial Services Group, Inc.	150,000	11,365,500
The Travelers Cos., Inc.	252,100	12,062,985
Transatlantic Holdings, Inc.	21,400	1,419,890
W.R. Berkley Corp.	144,275	3,994,975

		41,510,650

Internet & Catalog Retail—0.1%
Amazon.com, Inc. (b)	23,000	1,639,900

Internet Software & Services—0.7%
eBay, Inc. (b)	394,000	11,756,960

IT Services—0.8%
Automatic Data Processing, Inc.	263,000	11,148,570
Computer Sciences Corp. (b)	54,500	2,223,055

		13,371,625

Life Sciences Tools & Services—0.3%
Waters Corp. (b)	85,200	4,745,640

Machinery—1.3%
Cummins, Inc.	200,000	9,364,000
Deere & Co.	147,000	11,824,680

		21,188,680

Media—0.9%
The Walt Disney Co.	460,000	14,434,800

Metals & Mining—1.0%
Reliance Steel & Aluminum Co.	110,000	6,584,600
Southern Copper Corp. (a)	90,000	9,344,700

		15,929,300

Office Electronics—0.1%
Xerox Corp.	89,100	1,333,827

Oil, Gas & Consumable Fuels—9.4%
Anadarko Petroleum Corp.	181,000	11,408,430
Chevron Corp.	273,000	23,303,280
ConocoPhillips	243,000	18,519,030
Exxon Mobil Corp.	523,000	44,235,340
Marathon Oil Corp.	243,000	11,080,800
Noble Energy, Inc.	137,000	9,973,600
Occidental Petroleum Corp.	195,000	14,268,150
Sunoco, Inc.	170,000	8,919,900
Valero Energy Corp.	209,000	10,263,990

		151,972,520

Security Description	Shares	Value

Pharmaceuticals—4.9%
Eli Lilly & Co.	259,000	$13,361,810
Forest Laboratories, Inc. (b)	220,000	8,802,200
Johnson & Johnson	354,000	22,963,980
Merck & Co., Inc.	367,000	13,927,650
Pfizer, Inc.	980,000	20,511,400

		79,567,040

Semiconductors & Semiconductor Equipment—3.0%
Integrated Device Technology, Inc. (b)	460,000	4,107,800
KLA-Tencor Corp. (a)	242,000	8,978,200
NVIDIA Corp. (b)	490,000	9,697,100
Silicon Laboratories, Inc. (b)	110,000	3,469,400
Texas Instruments, Inc.	436,000	12,325,720
Xilinx, Inc.	417,000	9,903,750

		48,481,970

Software—3.8%
Autodesk, Inc.	210,000	6,610,800
BMC Software, Inc. (b)	46,100	1,499,172
CA, Inc.	57,200	1,287,000
McAfee, Inc. (b)	46,100	1,525,449
Microsoft Corp.	912,000	25,882,560
Oracle Corp. (b)	749,000	14,650,440
Symantec Corp. (b)	542,000	9,008,040
Synopsys, Inc. (b)	53,100	1,205,901

		61,669,362

Specialty Retail—2.4%
AutoZone, Inc. (b)	21,400	2,435,962
Best Buy Co., Inc.	265,000	10,986,900
GameStop Corp. (Class A) (b)	100,000	5,171,000
The Gap, Inc.	484,000	9,525,120
TJX Cos., Inc.	312,000	10,317,840

		38,436,822

Textiles, Apparel & Luxury Goods—0.7%
Nike, Inc.	167,000	11,356,000

Tobacco—0.1%
Altria Group, Inc.	22,000	488,400
Philip Morris International, Inc. (b)	15,000	758,700

		1,247,100

Total Common Stock (Identified Cost $972,940,079)		946,162,356

Fixed Income—50.6%
Security Description	Face Amount	Value

Aerospace & Defense—0.0%
L-3 Communications Corp. 6.375%, 10/15/15	$75,000	73,313

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-13

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Asset Backed—0.8%
Ares VIII CLO, Ltd. (144A) 5.730%, 02/26/16 (c)	$1,150,000	$879,980
Chase Issuance Trust 5.120%, 10/15/14	4,500,000	4,652,417
Countrywide Asset-Backed Certificates 4.324%, 12/25/31 (c)	88,026	82,360
Ford Credit Auto Owner Trust 5.070%, 12/15/10	4,150,000	4,221,633
GE Business Loan Trust (144A) 4.118%, 04/15/31 (c)	514,210	444,632
Hedged Mutual Fund Fee Trust (144A) 5.220%, 11/30/10	6,068	6,065
Home Equity Asset Trust 2.709%, 07/25/37 (c)	2,024,893	1,860,840
Knollwood CDO, Ltd. (144A) 7.820%, 02/08/39 (c)	413,443	388
Long Beach Mortgage Loan Trust 3.699%, 03/25/34 (c)	1,375,000	1,121,671
Structured Asset Investment Loan Trust 5.524%, 04/25/33 (c)	40,741	25,398

		13,295,384

Biotechnology—0.0%
Bio-Rad Laboratories, Inc. 7.500%, 08/15/13	375,000	375,937

Capital Markets—1.6%
Lehman Brothers Holdings, Inc.
3.233%, 05/25/10 (c)	3,375,000	3,019,262
5.250%, 02/06/12	1,310,000	1,264,066
6.500%, 07/19/17	900,000	854,681
6.750%, 12/28/17	2,075,000	1,994,729
7.000%, 09/27/27	1,110,000	1,026,008
Morgan Stanley
4.793%, 01/09/12 (c)	8,540,000	7,864,725
6.250%, 08/28/17	2,050,000	2,038,823
6.750%, 04/15/11	550,000	576,516
The Bear Stearns Cos., Inc. 4.326%, 07/19/10 (c)	790,000	711,982
6.400%, 10/02/17	1,500,000	1,481,102
6.950%, 08/10/12	2,165,000	2,166,067
The Goldman Sachs Group, Inc. 5.250%, 10/15/13	3,620,000	3,599,232

		26,597,193

Chemicals—0.0%
Momentive Performance Materials, Inc. 10.125%, 12/01/14 (a) (c)	265,000	230,550

Commercial Banks—1.3%
Barclays Bank, Plc. 7.434%, 09/29/49 (c)	2,585,000	2,337,057
JPMorgan Chase Bank, N.A. 6.000%, 07/05/17	2,500,000	2,603,712

Security Description	Face Amount	Value

Commercial Banks—(Continued)
NationsBank Corp. 7.800%, 09/15/16	$925,000	$1,056,060
Royal Bank of Scotland Group, Plc. 7.640%, 03/31/49 (c)	2,000,000	1,722,380
UBS AG Stamford Branch 5.875%, 12/20/17	3,375,000	3,449,682
Wachovia Bank, N.A. 6.000%, 11/15/17	2,050,000	2,002,202
6.600%, 01/15/38	2,150,000	1,992,022
Wachovia Corp. 7.980%, 12/31/49 (c)	2,875,000	2,824,687
Wells Fargo & Co. 4.200%, 01/15/10	855,000	869,271
4.625%, 08/09/10	1,710,000	1,755,912
4.875%, 01/12/11	590,000	600,238

		21,213,223

Commercial Mortgage-Backed Securities—11.5%
American Home Mortgage Assets 2.789%, 11/25/36 (c)	641,790	480,522
Banc of America Commercial Mortgage, Inc. 4.989%, 11/10/42 (c)	3,630,000	3,571,402
5.118%, 07/11/43	5,365,000	5,275,245
7.333%, 10/15/09	3,785,000	3,869,664
Bear Stearns Commercial Mortgage Securities, Inc.
4.361%, 06/11/41	2,261,259	2,241,733
4.674%, 06/11/41	930,000	897,198
5.742%, 09/11/42 (c)	3,875,000	3,824,734
5.920%, 10/15/36	1,219,145	1,229,372
6.004%, 06/25/47 (c)	4,629,687	4,201,389
Chase Commercial Mortgage Securities Corp.
7.319%, 10/15/32	1,570,123	1,625,727
Citigroup Mortgage Loan Trust, Inc. 5.700%, 06/10/17 (c)	1,750,000	1,597,229
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.886%, 11/15/44	1,750,000	1,744,637
CitiMortgage Alternative Loan Trust 6.000%, 10/25/37	4,559,027	4,077,480
Cobalt Commercial Mortgage Trust 5.820%, 05/15/46 (c)	2,525,000	2,521,807
Commercial Mortgage Pass Through Certificates
5.816%, 12/10/49 (c)	4,310,000	4,307,742
Countrywide Alternative Loan Trust 5.200%, 08/25/46 (c)	1,448,999	1,116,407
3.309%, 03/20/47	1,955,760	1,484,038
Countrywide Home Loan Mortgage Pass Through Trust
2.799%, 04/25/46 (c)	824,509	618,336
6.500%, 10/25/37	2,445,184	2,410,034
Credit Suisse Mortgage Capital Certificates 5.311%, 12/15/39	4,000,000	3,885,354
6.000%, 10/25/21	1,219,554	1,096,836
CS First Boston Mortgage Securities Corp. 3.936%, 05/15/38 (c)	4,000,000	3,671,112
4.940%, 12/15/35	4,405,000	4,257,714
5.183%, 11/15/36	2,890,000	2,886,348
5.603%, 07/15/35	3,850,000	3,837,220

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-14

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Commercial Mortgage-Backed Securities—(Continued)
Deutsche ALT-A Securities, Inc. 2.799%, 02/25/47 (c)	$974,518	$741,732
First Union National Bank Commercial Mortgage
6.663%, 01/12/43	3,710,000	3,818,509
First Union National Bank Commercial Mortgage Trust (144A)
7.793%, 12/15/31 (c)	3,700,000	3,844,257
GS Mortgage Securities Corp. II 5.560%, 11/10/39 (c)	1,455,000	1,441,014
GE Capital Commercial Mortgage Corp. 4.578%, 06/10/48	3,480,000	3,363,937
4.996%, 12/10/37	4,340,000	4,228,978
6.269%, 12/10/35	3,440,000	3,513,845
GMAC Commercial Mortgage Securities, Inc. 7.455%, 08/16/33	3,056,728	3,171,869
Greenwich Capital Commercial Funding Corp.
5.301%, 04/10/37 (c)	1,120,000	987,854
5.913%, 07/10/38 (c)	3,280,000	3,348,002
GSR Mortgage Loan Trust 2.789%, 08/25/46 (c)	2,254,732	1,715,337
5.250%, 11/25/35 (c)	2,062,215	1,840,537
Harborview Mortgage Loan Trust 2.769%, 11/19/36 (c)	1,470,588	1,119,307
2.869%, 11/19/35 (c)	1,933,995	1,528,824
JPMorgan Chase Commercial Mortgage Securities Corp.
5.336%, 05/15/47	1,835,000	1,780,149
5.430%, 08/25/35 (c)	10,449,629	10,025,040
5.804%, 06/15/49 (c)	1,700,000	1,688,515
5.827%, 02/15/51 (c)	1,390,000	1,375,126
JPMorgan Commercial Mortgage Finance Corp.
6.658%, 10/15/35 (c)	175,000	175,640
7.351%, 09/15/29	1,124,817	1,144,340
JPMorgan Mortgage Trust 3.886%, 08/25/34 (c)	4,086,378	4,086,740
5.500%, 03/25/22	522,307	499,108
5.875%, 07/25/36	563,431	550,453
LB-UBS Commercial Mortgage Trust 3.636%, 08/15/08	1,547,534	1,538,697
4.023%, 09/15/26	1,161,125	1,149,473
4.071%, 09/15/26	1,549,190	1,517,268
5.372%, 09/15/39	1,570,000	1,536,514
5.430%, 02/15/40 (c)	2,800,000	2,718,192
5.642%, 12/15/25 (c)	2,052,582	2,064,227
5.866%, 09/15/45	3,850,000	3,835,228
5.934%, 12/15/25	1,600,000	1,616,332
7.950%, 05/15/25 (c)	3,581,900	3,728,668
LB-UBS Commercial Mortgage Trust (144A) 6.155%, 07/14/16	2,350,758	2,390,517
Morgan Stanley Capital I 5.364%, 03/15/44 (c)	5,530,000	5,338,298
5.633%, 04/12/49 (c)	620,000	611,399
5.650%, 06/11/42 (c)	5,925,000	5,864,838
5.809%, 12/12/49	2,345,000	2,303,319
5.882%, 06/11/49 (c)	4,550,000	4,571,984
6.630%, 07/15/30	331,361	330,626
Residential Accredit Loans, Inc. 3.285%, 02/25/47 (c)	1,118,996	782,115

Security Description	Face Amount	Value

Commercial Mortgage-Backed Securities—(Continued)
Salomon Brothers Mortgage Securities VII, Inc.
6.499%, 10/13/11	$3,920,000	$4,017,868
Wachovia Bank Commercial Mortgage Trust 5.678%, 05/15/46 (c)	3,115,000	3,065,500
5.903%, 02/15/51 (c)	1,895,000	1,909,580
WaMu Mortgage Pass Through Certificates 5.096%, 05/25/47 (c)	1,954,242	1,303,043
5.076%, 06/25/47 (c)	3,364,942	2,235,673
4.918%, 08/25/35 (c)	1,668,895	1,640,273
5.667%, 03/25/37 (c)	5,834,524	5,519,654
Wells Fargo Mortgage Backed Securities Trust
6.100%, 09/25/36 (c)	1,562,164	1,470,406

		185,778,085

Communications Equipment—0.1%
AT&T, Inc. 5.500%, 02/01/18	1,350,000	1,321,839

Computers & Peripherals—0.1%
International Business Machines Corp. 5.700%, 09/14/17	1,420,000	1,487,537

Consumer Finance—0.2%
SLM Corp. 4.000%, 01/15/09	700,000	630,297
5.125%, 08/27/12	1,700,000	1,311,601
5.400%, 10/25/11	890,000	718,839
SLM Corp. (144A) 2.935%, 05/12/08 (c)	120,000	119,784

		2,780,521

Diversified Financial Services—2.6%
AES Ironwood, LLC 8.857%, 11/30/25	122,192	132,578
AES Red Oak, LLC 9.200%, 11/30/29	50,000	50,000
Bank of America Corp. 5.300%, 03/15/17	975,000	968,425
5.750%, 12/01/17	4,470,000	4,625,748
6.000%, 09/01/17	825,000	867,382
8.000%, 12/29/49 (c)	2,570,000	2,573,084
Citigroup Capital XXI 8.300%, 12/21/57 (c)	2,230,000	2,197,382
Citigroup, Inc. 4.125%, 02/22/10	2,000,000	1,980,846
5.300%, 10/17/12	4,075,000	4,085,171
Compton Petroleum Finance Corp. 7.625%, 12/01/13	35,000	33,513
Credit Suisse Guernsey, Ltd. 5.860%, 05/29/49 (c)	2,460,000	2,083,937
Gaz Capital for Gazprom (144A) 7.288%, 08/16/37	1,060,000	966,879
General Electric Capital Corp. 5.000%, 11/15/11	7,320,000	7,539,666
5.000%, 04/10/12	1,080,000	1,108,162

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-15

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Diversified Financial Services—(Continued)
6.150%, 08/01/37	$1,610,000	$1,607,667
6.375%, 11/15/67 (c)	1,700,000	1,663,482
Goldman Sachs Capital II 5.793%, 12/29/49 (c)	1,510,000	1,005,811
JPMorgan Chase Capital 6.800%, 10/01/37	4,675,000	4,271,440
Lehman Brothers Holdings Capital Trust V 5.857%, 11/29/49 (c)	305,000	192,913
Mellon Capital 6.244%, 06/29/49 (c)	900,000	695,041
Petrobras International Finance Co. 5.875%, 03/01/18	570,000	548,651
Telecom Italia Capital S.A. 5.250%, 10/01/15	975,000	885,794
Wind Acquisition Finance S.A. (144A) 10.750%, 12/01/15	295,000	300,900
ZFS Finance USA Trust I (144A) 6.500%, 05/09/37 (c)	900,000	812,193

		41,196,665

Diversified Telecommunication Services—0.3%
AT&T, Inc. 6.500%, 09/01/37	2,850,000	2,819,197
Cincinnati Bell, Inc. 7.250%, 07/15/13	50,000	49,125
GTE Corp. 6.940%, 04/15/28	100,000	100,937
Qwest Communications International, Inc. 7.500%, 02/15/14	315,000	296,100
Qwest Communications International, Inc. (Series B)
7.500%, 02/15/14	155,000	145,700
Qwest Corp. 6.050%, 06/15/13 (c)	285,000	256,500
Windstream Corp. 8.125%, 08/01/13	410,000	402,825
8.625%, 08/01/16	170,000	167,025

		4,237,409

Electric Utilities—0.4%
CenterPoint Energy, Inc. 7.250%, 09/01/10	345,000	366,625
Elwood Energy, LLC 8.159%, 07/05/26	118,147	114,344
Florida Power & Light Co. 5.625%, 04/01/34	300,000	288,215
5.950%, 02/01/38	1,125,000	1,129,119
MidAmerican Energy Holdings Co. 5.950%, 05/15/37	1,125,000	1,053,806
6.500%, 09/15/37 (c)	725,000	726,577
PECO Energy Co. 4.750%, 10/01/12	650,000	662,689
Southern California Edison Co. 5.950%, 02/01/38	475,000	476,076
Texas Competitive Electric Holdings Co. LLC. 10.250%, 11/01/15	1,365,000	1,359,881

		6,177,332

Security Description	Face Amount	Value

Energy Equipment & Services—0.0%
Colorado Interstate Gas Co. 6.800%, 11/15/15	$90,000	$92,791
Tennessee Gas Pipeline Co. 7.000%, 10/15/28 (a)	190,000	189,317

		282,108

Federal Agencies—26.9%
Federal Home Loan Mortgage Corp. 3.218%, 03/15/37 (c)	3,160,850	3,026,311
3.733%, 09/15/33 (c) (d)	37,612,289	3,943,709
3.916%, 06/01/34 (c)	5,857,705	5,890,733
4.500%, TBA	11,000,000	10,931,250
5.000%, 12/15/17	4,340,000	4,496,247
5.000%, 12/01/18	531,370	539,280
5.000%, 04/01/20	453,281	458,841
5.000%, 10/01/20	636,435	644,242
5.000%, 11/01/20	6,576,299	6,656,965
5.000%, 06/01/36	952,314	943,942
5.000%, TBA	9,000,000	9,090,000
5.500%, 04/15/26	2,728,028	2,783,831
5.500%, 07/01/33	3,195,419	3,238,790
5.500%, 10/01/35	703,134	711,359
5.500%, 03/01/37	5,543,216	5,602,821
5.500%, 06/01/37	478,644	483,791
5.679%, 01/01/37 (c)	2,835,772	2,880,704
5.745%, 04/01/37 (c)	3,243,541	3,303,071
6.000%, TBA	2,000,000	2,056,876
Federal National Mortgage Association 2.829%, 06/25/37	3,078,292	2,907,245
2.949%, 03/25/37 (c)	2,349,161	2,248,191
3.054%, 08/25/37	4,130,729	3,942,537
3.218%, 07/15/34 (c)	3,396,666	3,189,691
3.228%, 07/15/37 (c)	3,640,227	3,489,737
4.000%, 06/01/19	4,014,363	3,930,476
4.500%, 08/01/35	3,151,757	3,041,665
4.500%, TBA	2,100,000	2,088,187
5.000%, 06/01/18	1,256,887	1,274,700
5.000%, 01/01/21	3,442,280	3,491,066
5.000%, 06/01/23	1,519,568	1,524,340
5.000%, 11/01/33	9,229,799	9,160,807
5.000%, 03/01/34	23,589,721	23,413,390
5.000%, 08/01/34	5,037,006	4,999,355
5.000%, 07/01/35	214,117	212,235
5.000%, 12/01/35	320,385	317,569
5.000%, 05/01/36	29,150,619	28,894,386
5.000%, 07/01/36 (d)	6,163,480	1,353,767
5.125%, 01/02/14	1,350,000	1,399,721
5.500%, 10/01/18	1,053,556	1,080,856
5.500%, 12/01/18	729,851	748,764
5.500%, 01/01/19	1,198,547	1,229,606
5.500%, 03/01/19	26,191	26,869
5.500%, 05/01/19	1,501,943	1,541,622
5.500%, 07/01/19	482,828	494,697
5.500%, 09/01/19	11,118,992	11,410,789
5.500%, 06/01/20	1,498,352	1,537,936

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-16

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Federal Agencies—(Continued)
Federal National Mortgage Association 5.500%, 07/01/20	$3,761,686	$3,859,163
5.500%, 01/01/21	99,159	101,364
5.500%, 02/01/21	186,644	190,793
5.500%, 01/01/24	849,708	865,435
5.500%, 05/25/27	957,723	976,661
5.500%, 04/25/30	2,109,534	2,165,745
5.500%, 04/01/33	2,042,412	2,068,458
5.500%, 11/01/33	2,642,242	2,675,937
5.500%, 02/01/34	5,631,650	5,703,467
5.500%, 04/01/34	7,673,754	7,773,682
5.500%, 11/01/34	5,429,965	5,495,223
5.500%, 04/01/35	1,653,131	1,672,144
5.500%, 06/01/35	1,646,293	1,665,228
5.500%, 11/01/35 (d)	4,966,120	1,078,291
5.500%, 12/01/35	8,534,560	8,635,228
5.500%, 01/01/36	13,818,395	14,146,232
5.500%, 01/25/36 (d)	1,939,747	421,078
5.500%, 12/01/36 (c)	16,150,844	16,336,604
6.000%, 04/01/16	433,507	456,322
6.000%, 03/01/21	152,538	157,152
6.000%, 05/01/21	814,756	839,404
6.000%, 06/01/21	90,400	93,135
6.000%, 07/01/21	1,186,886	1,222,791
6.000%, 08/01/21	1,411,929	1,454,643
6.000%, 02/01/34	2,441,783	2,514,062
6.000%, 08/01/34	1,449,258	1,492,157
6.000%, 04/01/35	5,801,178	5,979,143
6.000%, 02/01/36	1,670,081	1,712,766
6.000%, 06/01/36	4,145,640	4,251,597
6.000%, 07/01/36	7,544,808	7,737,644
6.000%, 09/01/36	5,038,707	5,167,489
6.000%, 10/01/36	4,586,922	4,704,158
6.000%, 10/01/37	4,437,521	4,553,996
6.500%, 01/01/14	354,124	371,740
6.500%, 08/01/16	2,052	2,154
6.500%, 09/01/16	333,872	350,385
6.500%, 02/01/17	60,816	63,824
6.500%, 12/01/29 (c)	908,437	950,679
6.500%, 08/01/36	849,231	880,324
6.500%, TBA	18,500,000	19,140,985
8.500%, 02/01/09	3,206	3,236
9.000%, 04/01/16	451	462
Government National Mortgage Association 5.000%, 10/20/33	5,614,372	5,600,451
5.500%, 04/15/33	415,042	424,283
5.500%, TBA	50,000,000	50,786,601
5.500%, 12/20/99	6,800,000	6,915,281
6.000%, 02/15/09	19,181	19,353
6.000%, 09/20/33	870,421	900,401
6.000%, 10/20/33	1,420,290	1,472,884
6.000%, 11/20/33	1,935,320	2,001,978
6.000%, 12/20/37	5,286,298	5,456,939
6.000%, TBA	30,800,000	31,775,023
6.500%, 07/15/14	23,650	24,778
6.500%, 08/15/34	3,789,433	3,950,595

Security Description	Face Amount	Value

Federal Agencies—(Continued)
7.500%, 12/15/14	$451,779	$475,283

		436,367,798

Food Products—0.2%
Kraft Foods, Inc. 6.125%, 02/01/18	1,950,000	1,948,765
6.500%, 08/11/17	1,830,000	1,877,487

		3,826,252

Foreign Government—1.2%
Emirate of Abu Dhabi (144A) 5.500%, 08/02/12	4,600,000	4,963,023
Federal Republic of Germany 4.000%, 01/04/37 (EUR)	1,525,000	2,200,723
4.250%, 07/04/39 (EUR)	850,000	1,277,167
Israel Government AID Bond 5.500%, 12/04/23	3,175,000	3,574,904
Japan Government 1.250%, 11/20/21 (JPY)	715,000,000	7,052,614

		19,068,431

Health Care Providers & Services—0.0%
WellPoint, Inc. 5.950%, 12/15/34	700,000	618,519

Hotels, Restaurants & Leisure—0.1%
Caesars Entertainment, Inc. 7.875%, 03/15/10 (a)	950,000	890,625
Harrah’s Operating Co., Inc. (144A) 10.750%, 02/01/18	1,600,000	1,252,000

		2,142,625

Independent Power Producers & Energy Traders—0.0%
NRG Energy, Inc. 7.375%, 02/01/16	170,000	166,600

Insurance—0.2%
Chubb Corp. 6.375%, 03/29/67 (c)	1,100,000	1,024,629
Lincoln National Corp. 6.050%, 04/20/67	675,000	590,169
7.000%, 05/17/66 (c)	640,000	586,866
The Progressive Corp. 6.700%, 06/15/37 (c)	1,040,000	926,246
The Travelers Cos., Inc. 6.250%, 03/15/67 (c)	735,000	648,287

		3,776,197

Media—0.5%
Comcast Cable Communications Holdings, Inc.
8.375%, 03/15/13	650,000	722,040
Comcast Corp. 6.500%, 11/15/35	555,000	524,910

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-17

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Media—(Continued)
Comcast Corp. 6.950%, 08/15/37	$1,150,000	$1,152,306
7.050%, 03/15/33	275,000	280,424
CSC Holdings, Inc. 8.125%, 07/15/09	135,000	136,350
Idearc, Inc. 8.000%, 11/15/16	305,000	197,488
News America, Inc. 6.200%, 12/15/34	640,000	609,524
TCI Communications, Inc. 7.875%, 02/15/26	1,300,000	1,369,770
Time Warner Entertainment Co., L.P. 8.375%, 03/15/23	350,000	387,835
Time Warner, Inc. 6.875%, 05/01/12	1,875,000	1,935,632

		7,316,279

Metals & Mining—0.1%
Freeport-McMoRan Copper & Gold, Inc. 8.250%, 04/01/15	485,000	511,675
8.375%, 04/01/17	965,000	1,024,106
Ispat Inland, U.L.C. 9.750%, 04/01/14	155,000	166,709

		1,702,490

Office Electronics—0.1%
Xerox Corp. 6.875%, 08/15/11	975,000	1,019,623

Oil, Gas & Consumable Fuels—0.2%
Newfield Exploration Co. 6.625%, 09/01/14 (a)	395,000	389,075
6.625%, 04/15/16	375,000	367,500
Sabine Pass LNG, L.P. 7.500%, 11/30/16	700,000	675,500
Transocean, Inc. 6.000%, 03/15/18	295,000	303,444
6.800%, 03/15/38	385,000	393,301
XTO Energy, Inc. 6.750%, 08/01/37	900,000	962,589

		3,091,409

Pharmaceuticals—0.1%
Bristol-Myers Squibb Co. 5.875%, 11/15/36	950,000	918,669

Real Estate Investment Trusts—0.1%
The Rouse Co. 5.375%, 11/26/13	1,635,000	1,279,886
The Rouse Co., L.P./TRC Co-Issuer, Inc. (144A)
6.750%, 05/01/13	350,000	301,620

		1,581,506

Real Estate Management & Development—0.0%
American Real Estate Partners, L.P. 8.125%, 06/01/12	145,000	141,375

Security Description	Face Amount	Value

Road & Rail—0.1%
United Parcel Service, Inc. 6.200%, 01/15/38	$1,965,000	$2,101,888

U.S. Treasury—1.8%
U.S. Treasury Bonds 3.500%, 02/15/18	7,860,000	7,905,438
2.750%, 02/28/13 (a)	21,205,000	21,496,569

		29,402,007

Wireless Telecommunication Services—0.1%
Rogers Wireless, Inc. 7.500%, 03/15/15	240,000	252,146
Sprint Nextel Corp. 6.000%, 12/01/16	825,000	641,437
Vodafone Group, Plc. 7.750%, 02/15/10	665,000	704,747

		1,598,330

Yankee—0.0%
Vodafone Group, Plc. 6.150%, 02/27/37	650,000	605,862

Total Fixed Income (Identified Cost $819,259,113)		820,492,956

Preferred Stock—0.6%
Security Description	Shares	Value

Commercial Banks—0.2%
Wachovia Corp.	110,000	2,717,000

Diversified Financial Services—0.1%
Citigroup, Inc.	48,000	1,153,920

Thrifts & Mortgage Finance—0.3%
Federal Home Loan Mortgage Corp.	90,100	2,198,440
Federal National Mortgage Association	148,775	3,578,039

		5,776,479

Total Preferred Stock (Identified Cost $9,921,875)		9,647,399

Short Term Investments—2.2%
Security Description	Face Amount/ Shares	Value

Discount Notes—0.3%
Federal Home Loan Bank 1.520%, 04/01/08	$4,300,000	4,300,000

Mutual Funds—1.8%
State Street Navigator Securities Lending Prime Portfolio (f)	28,772,584	28,772,584

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-18

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Short Term Investments—(Continued)

Security Description	Shares/Face Amount	Value

Repurchase Agreement—0.1%
State Street Repurchase Agreement dated 03/31/08 at 0.90% to be repurchased at $2,311,058 on 4/01/08, collateralized by $2,040,000 U.S. Treasury Bond 5.375% due 02/15/31 with a value of $2,362,500.	$2,311,000	$2,311,000

Total Short Term Investments (Identified Cost $35,383,584)		35,383,584

Total Investments—111.7% (Identified Cost $1,837,504,651) (g)		1,811,686,295
Liabilities in excess of other assets		(189,491,223)

Total Net Assets—100%		$1,622,195,072

(a)	A portion or all of the security was held on loan. As of March 31, 2008, the market value of securities loaned was $28,195,771 and the collateral received consisted of cash in the amount of $28,772,584. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Non-Income Producing.
(c)	Variable or Floating Rate Security. Rate disclosed is as of March 31, 2008.
(d)	Interest Only Certificate. This security receives monthly interest payments but is not entitled to principal payments.
(e)	Zero Valued Security.
(f)	Represents investment of cash collateral received from securities lending transactions.
(g)	The aggregate cost of investments for federal income tax purposes as of March 31, 2008 was $1,837,504,651 and the composition of unrealized appreciation and depreciation of investment securities was $82,710,300 and $(108,528,656), respectively.
(144A)—Securities	exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2008, the market value of 144A securities was $16,282,238, which is 1.0% of total net assets.
(TBA)—	A contract for the purchase or sale of a Mortgage Backed Security to be delivered at a future date but does not include a specified pool or precise amount to be delivered.
(EUR)—	Euro
(JPY)—	Japanese Yen

Forward Contracts
Forward Currency Contracts	Delivery Date	Local Currency Amount	Aggregate Face Value	Valuation as of 3/31/2008	Unrealized Depreciation
Euro (Sold)	4/23/2008	784,675	$1,150,334	$1,239,081	$(88,747)
Euro (Sold)	4/23/2008	1,435,000	2,077,557	2,266,009	(188,452)

Net Unrealized Depreciation					$(277,199)

Futures Contracts
Futures Contracts-Long	Expiration Date	Number of Contracts	Contract Amount	Valuation as of 3/31/2008	Unrealized Appreciation/ Depreciation
Eurodollar Futures	12/15/2008	110	$26,856,987	$26,906,000	$49,013
Eurodollar Futures	6/15/2009	385	93,944,003	93,968,875	24,872
German Government Bond 5 Year Futures	6/6/2008	74	13,051,831	12,909,078	(142,753)
German Government Bond 10 Year Futures	6/6/2008	104	19,206,950	19,062,062	(144,888)
U.S. Treasury Bonds Futures	6/19/2008	234	27,750,356	27,798,469	48,113
U.S. Treasury Notes 2 Year Futures	6/30/2008	380	81,623,014	81,569,375	(53,639)

Futures Contracts-Short
Eurodollar Futures	6/14/2010	(41)	(9,906,860)	(9,914,313)	(7,453)
U.S. Treasury Notes 5 Year Futures	6/30/2008	(290)	(33,126,398)	(33,127,969)	(1,571)
U.S. Treasury Notes 10 Year Futures	6/19/2008	(387)	(45,236,117)	(46,034,859)	(798,742)

Net Unrealized Depreciation					$(1,027,048)

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-19

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

TBA Sale Commitments
Federal Agencies	Face Amount	Value
Federal National Mortgage Association 4.500% (30 Year TBA)	(3,100,000)	$(2,988,592)
5.000% (15 Year TBA)	(4,700,000)	(4,744,063)
5.000% (30 Year TBA)	(21,800,000)	(21,527,500)
5.500% (15 Year TBA)	(15,100,000)	(15,411,438)
5.500% (30 Year TBA)	(52,400,000)	(52,891,250)
5.500% (30 Year TBA)	(5,500,000)	(5,537,813)
6.000% (15 Year TBA)	(3,600,000)	(3,704,623)
6.000% (30 Year TBA)	(7,300,000)	(7,477,937)
6.000% (30 Year TBA)	(25,900,000)	(26,474,669)
Federal Home Loan Mortgage Corporation 5.500% (30 Year TBA)	(9,900,000)	(9,995,911)
6.000% (30 Year TBA)	(3,800,000)	(3,896,186)

Total TBA Sale Commitments (Proceeds Cost $(151,941,676))		$(154,649,982)

Statement of Accounting Standards No. 157 Valuation Disclosure

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2008:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1—Quoted Prices	$994,100,092	$(1,304,247)
Level 2—Other Significant Observable Inputs	817,586,203	0
Level 3—Significant Unobservable Inputs	0	0

Total	$1,811,686,295	$(1,304,247)

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-20

Metropolitan Series Fund, Inc.

BlackRock Large Cap Value Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Common Stock—99.7% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—5.1%
Honeywell International, Inc.	109,000	$6,149,780
L-3 Communications Holdings, Inc.	31,000	3,389,540
Lockheed Martin Corp.	13,100	1,300,830
Northrop Grumman Corp.	103,000	8,014,430
Raytheon Co.	57,400	3,708,614
United Technologies Corp.	116,000	7,983,120

		30,546,314

Auto Components—0.3%
Johnson Controls, Inc.	49,000	1,656,200

Biotechnology—1.3%
Biogen Idec, Inc. (a)	125,000	7,711,250

Capital Markets—1.2%
Ameriprise Financial, Inc.	141,000	7,310,850

Chemicals—4.7%
E. I. du Pont de Nemours & Co.	196,000	9,164,960
FMC Corp.	67,000	3,717,830
The Dow Chemical Co.	85,000	3,132,250
The Lubrizol Corp.	104,000	5,773,040
The Mosaic Co. (a)	62,000	6,361,200

		28,149,280

Commercial Services & Supplies—0.7%
Republic Services, Inc.	103,000	3,011,720
Steelcase, Inc.	77,800	860,468

		3,872,188

Communications Equipment—1.1%
Juniper Networks, Inc. (a)	256,000	6,400,000

Computers & Peripherals—3.7%
Hewlett-Packard Co.	115,000	5,250,900
International Business Machines Corp.	77,000	8,865,780
QLogic Corp. (a)	232,000	3,561,200
Sun Microsystems, Inc. (a)	38,000	590,140
Western Digital Corp. (a)	128,000	3,461,120

		21,729,140

Consumer Finance—0.2%
Capital One Financial Corp.	25,000	1,230,500

Diversified Financial Services—4.0%
Bank of America Corp.	103,000	3,904,730
JPMorgan Chase & Co.	327,000	14,044,650
The NASDAQ OMX Group, Inc. (a)	151,000	5,837,660

		23,787,040

Diversified Telecommunication Services—2.7%
AT&T, Inc.	260,000	9,958,000
CenturyTel, Inc.	106,000	3,523,440
Qwest Communications International, Inc.	601,200	2,723,436

		16,204,876

Security Description	Shares	Value

Electronic Equipment & Instruments—0.8%
Arrow Electronics, Inc. (a)	100,000	$3,365,000
Avnet, Inc. (a)	37,700	1,233,921

		4,598,921

Energy Equipment & Services—1.1%
ENSCO International, Inc.	101,000	6,324,620

Food & Staples Retailing—1.6%
BJ’s Wholesale Club, Inc. (a)	99,000	3,533,310
The Kroger Co.	244,000	6,197,600

		9,730,910

Health Care Providers & Services—4.4%
Aetna, Inc.	107,300	4,516,257
AmerisourceBergen Corp.	94,900	3,889,002
Coventry Health Care, Inc. (a)	19,600	790,860
McKesson Corp.	91,000	4,765,670
Medco Health Solutions, Inc. (a)	122,000	5,342,380
WellPoint, Inc. (a)	156,000	6,884,280

		26,188,449

Hotels, Restaurants & Leisure—1.8%
McDonald’s Corp.	194,000	10,819,380

Household Products—1.7%
Colgate-Palmolive Co.	84,000	6,544,440
Procter & Gamble Co.	51,000	3,573,570

		10,118,010

Independent Power Producers & Energy Traders—1.0%
NRG Energy, Inc. (a)	155,000	6,043,450

Industrial Conglomerates—3.3%
General Electric Co.	528,000	19,541,280

Insurance—11.2%
ACE, Ltd.	137,000	7,543,220
Alleghany Corp. (a)	4,080	1,393,320
American Financial Group, Inc.	51,000	1,303,560
HCC Insurance Holdings, Inc.	192,000	4,356,480
Loews Corp.	180,000	7,239,600
Nationwide Financial Services, Inc.	10,000	472,800
SAFECO Corp.	25,800	1,132,104
The Allstate Corp.	181,000	8,698,860
The Chubb Corp.	158,000	7,817,840
The Hartford Financial Services Group, Inc.	108,000	8,183,160
The Travelers Cos., Inc.	187,000	8,947,950
Transatlantic Holdings, Inc.	16,500	1,094,775
UnumProvident Corp.	309,000	6,801,090
W.R. Berkley Corp.	35,450	981,611

XL Capital, Ltd. (Class A)	11,000	325,050

		66,291,420

Internet & Catalog Retail—1.1%
Expedia, Inc. (a)	294,000	6,435,660

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-21

Metropolitan Series Fund, Inc.

BlackRock Large Cap Value Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

IT Services—0.2%
Electronic Data Systems Corp.	66,700	$1,110,555

Leisure Equipment & Products—0.2%
Hasbro, Inc.	49,000	1,367,100

Machinery—2.5%
AGCO Corp.	97,000	5,808,360
Deere & Co.	114,000	9,170,160

		14,978,520

Media—1.6%
The Walt Disney Co.	295,000	9,257,100

Metals & Mining—1.5%
Carpenter Technology Corp.	60,000	3,358,200
Reliance Steel & Aluminum Co.	91,000	5,447,260

		8,805,460

Multiline Retail—0.2%
Dollar Tree, Inc. (a)	40,400	1,114,636

Office Electronics—0.3%
Xerox Corp.	105,100	1,573,347

Oil, Gas & Consumable Fuels—23.1%
Anadarko Petroleum Corp.	133,000	8,382,990
Apache Corp.	79,000	9,544,780
Chevron Corp.	271,000	23,132,560
ConocoPhillips	230,000	17,528,300
Exxon Mobil Corp.	486,000	41,105,880
Frontier Oil Corp.	118,000	3,216,680
Marathon Oil Corp.	175,000	7,980,000
Noble Energy, Inc.	88,000	6,406,400
Occidental Petroleum Corp.	163,000	11,926,710
Sunoco, Inc.	68,000	3,567,960
Valero Energy Corp.	89,000	4,370,790

		137,163,050

Paper & Forest Products—0.7%
International Paper Co.	157,000	4,270,400

Pharmaceuticals—6.1%
Eli Lilly & Co.	164,000	8,460,760
Johnson & Johnson	22,000	1,427,140
King Pharmaceuticals, Inc. (a)	77,900	677,730
Merck & Co., Inc.	155,000	5,882,250
Pfizer, Inc.	940,000	19,674,200

		36,122,080

Road & Rail—1.3%
CSX Corp.	139,000	7,793,730

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment—2.4%
Integrated Device Technology, Inc. (a)	215,000	$1,919,950
Intersil Corp.	231,000	5,929,770
KLA-Tencor Corp.	87,000	3,227,700
Novellus Systems, Inc. (a)	143,000	3,010,150

		14,087,570

Software—2.8%
CA, Inc.	26,000	585,000
McAfee, Inc. (a)	126,600	4,189,194
Novell, Inc. (a)	555,000	3,490,950
Symantec Corp. (a)	420,000	6,980,400
Synopsys, Inc. (a)	57,400	1,303,554

		16,549,098

Specialty Retail—2.6%
Barnes & Noble, Inc.	91,000	2,789,150
RadioShack Corp.	334,000	5,427,500
The Gap, Inc.	353,000	6,947,040

		15,163,690

Thrifts & Mortgage Finance—1.0%
Hudson City Bancorp, Inc.	352,000	6,223,360

Wireless Telecommunication Services—0.2%
Telephone & Data Systems, Inc.	23,000	903,210

Total Common Stock (Identified Cost $614,777,195)		591,172,644

Short Term Investments—0.8%
Security Description	Face Amount	Value

Repurchase Agreement—0.8%
State Street Repurchase Agreement dated 03/31/08 at 0.90% to be repurchased at $4,879,122 on 04/01/08, collateralized by $5,005,000 U.S. Treasury Bill due 07/31/08 with a value of $4,979,975.	$4,879,000	4,879,000

Total Short Term Investments (Identified Cost $4,879,000)		4,879,000

Total Investments—100.5% (Identified Cost $619,656,195) (b)		596,051,644
Liabilities in excess of other assets		(3,043,634)

Total Net Assets—100%		$593,008,010

(a)	Non-Income Producing.
(b)	The aggregate cost of investments for federal income tax purposes as of March 31, 2008 was $619,656,195 and the composition of unrealized appreciation and depreciation of investment securities was $26,577,263 and $(50,181,814), respectively.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-22

Metropolitan Series Fund, Inc.

BlackRock Large Cap Value Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Statement of Accounting Standards No. 157 Valuation Disclosure

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2008:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1—Quoted Prices	$584,811,444	$0
Level 2—Other Significant Observable Inputs	11,240,200	0
Level 3—Significant Unobservable Inputs	0	0

Total	$596,051,644	$0

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-23

Metropolitan Series Fund, Inc.

BlackRock Legacy Large Cap Growth Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Common Stock—99.1% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—4.0%
Honeywell International, Inc.	212,623	$11,996,190
Northrop Grumman Corp.	77,000	5,991,370

		17,987,560

Air Freight & Logistics—1.2%
Expeditors International of Washington, Inc. (a)	119,585	5,402,850

Beverages—4.8%
PepsiCo, Inc.	64,000	4,620,800
The Coca-Cola Co.	278,100	16,927,947

		21,548,747

Biotechnology—4.5%
Celgene Corp. (b)	97,800	5,994,162
Genentech, Inc. (b)	63,100	5,122,458
Gilead Sciences, Inc. (b)	176,900	9,115,657

		20,232,277

Capital Markets—2.3%
Janus Capital Group, Inc. (a)	332,502	7,737,321
The Goldman Sachs Group, Inc.	16,500	2,728,935

		10,466,256

Chemicals—3.5%
Monsanto Co.	99,992	11,149,108
Potash Corp. of Saskatchewan, Inc.	30,660	4,758,739

		15,907,847

Communications Equipment—7.5%
Cisco Systems, Inc. (b)	418,397	10,079,184
Corning, Inc. (b)	274,583	6,600,975
QUALCOMM, Inc.	354,201	14,522,241
Research In Motion, Ltd. (b)	22,440	2,518,441

		33,720,841

Computers & Peripherals—4.7%
Apple, Inc. (b)	124,128	17,812,368
Sun Microsystems, Inc. (b)	209,725	3,257,029

		21,069,397

Construction & Engineering—0.9%
Fluor Corp.	17,100	2,413,836
Foster Wheeler, Ltd.	29,902	1,693,051

		4,106,887

Diversified Financial Services—1.4%
JPMorgan Chase & Co.	84,100	3,612,095
NYSE Euronext	45,500	2,807,805

		6,419,900

Diversified Telecommunication Services—1.7%
AT&T, Inc.	199,133	7,626,794

Security Description	Shares	Value

Electric Utilities—1.3%
Exelon Corp.	72,200	$5,867,694

Energy Equipment & Services—3.2%
Schlumberger, Ltd.	102,710	8,935,770
Transocean, Inc. (b)	39,863	5,389,478

		14,325,248

Food & Staples Retailing—3.7%
Wal-Mart Stores, Inc.	317,356	16,718,314

Health Care Equipment & Supplies—3.0%
C.R. Bard, Inc.	32,500	3,133,000
Hologic, Inc. (a) (b)	185,400	10,308,240

		13,441,240

Health Care Providers & Services—2.7%
Henry Schein, Inc. (b)	87,000	4,993,800
Medco Health Solutions, Inc. (b)	169,240	7,411,020

		12,404,820

Hotels, Restaurants & Leisure—2.3%
International Game Technology	50,300	2,022,563
Las Vegas Sands Corp. (a) (b)	54,937	4,045,561
McDonald’s Corp.	81,200	4,528,524

		10,596,648

Household Products—2.0%
Procter & Gamble Co.	129,300	9,060,051

Industrial Conglomerates—1.5%
General Electric Co.	190,013	7,032,381

Internet & Catalog Retail—1.2%
Amazon.com, Inc. (a) (b)	73,572	5,245,684

Internet Software & Services—2.7%
Google, Inc. (b)	27,655	12,181,198

Life Sciences Tools & Services—2.3%
Thermo Fisher Scientific, Inc. (b)	179,500	10,202,780

Machinery—4.3%
Danaher Corp.	126,200	9,594,986
Deere & Co.	21,300	1,713,372
Joy Global, Inc.	127,300	8,294,868

		19,603,226

Metals & Mining—1.0%
Freeport-McMoRan Copper & Gold, Inc.	45,625	4,390,037

Multiline Retail—2.1%
Kohl’s Corp. (b)	127,222	5,456,551
Nordstrom, Inc. (a)	117,915	3,844,029

		9,300,580

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-24

Metropolitan Series Fund, Inc.

BlackRock Legacy Large Cap Growth Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—5.7%
Consol Energy, Inc.	159,499	$11,035,736
EOG Resources, Inc.	79,750	9,570,000
Petroleo Brasileiro S.A. (ADR)	51,700	5,279,087

		25,884,823

Personal Products—1.4%
Avon Products, Inc.	159,200	6,294,768

Pharmaceuticals—6.9%
Abbott Laboratories	174,500	9,623,675
Elan Corp., Plc. (ADR) (b)	383,500	7,999,810
Johnson & Johnson	142,600	9,250,462
Merck & Co., Inc.	115,623	4,387,893

		31,261,840

Semiconductors & Semiconductor Equipment—1.7%
Broadcom Corp. (b)	147,700	2,846,179
PMC-Sierra, Inc. (a) (b)	837,300	4,772,610

		7,618,789

Software—8.7%
Activision, Inc. (b)	169,700	4,634,507
Adobe Systems, Inc. (b)	406,499	14,467,300
Microsoft Corp.	452,100	12,830,598
Salesforce.com, Inc. (a) (b)	129,220	7,477,961

		39,410,366

Textiles, Apparel & Luxury Goods—0.5%
CROCS, Inc. (a) (b)	127,700	2,230,919

Tobacco—2.9%
Altria Group, Inc.	42,533	944,233
Philip Morris International, Inc. (b)	245,001	12,392,150

		13,336,383

Wireless Telecommunication Services—1.5%
American Tower Corp. (Class A) (b)	175,998	6,900,881

Total Common Stock (Identified Cost $429,927,762)		447,798,026

Short Term Investments—7.1%
Security Description	Face Amount/Shares	Value

Discount Notes—0.4%
Federal Home Loan Bank 1.520%, 04/01/08	$1,900,000	$1,900,000

Mutual Funds—6.7%
State Street Navigator Securities Lending Prime Portfolio (c)	30,226,983	30,226,983

Total Short Term Investments (Identified Cost $32,126,983)		32,126,983

Total Investments—106.2% (Identified Cost $462,054,745) (d)		479,925,009
Liabilities in excess of other assets		(27,881,944)

Total Net Assets—100%		$452,043,065

(a)	A portion or all of the security was held on loan. As of March 31, 2008, the market value of securities loaned was $29,912,419 and the collateral received consisted of cash in the amount of $30,226,983. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Non-Income Producing.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	The aggregate cost of investments for federal income tax purposes as of March 31, 2008 was $462,054,745 and the composition of unrealized appreciation and depreciation of investment securities was $42,449,951 and $(24,579,687), respectively.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-25

Metropolitan Series Fund, Inc.

BlackRock Legacy Large Cap Growth Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Statement of Accounting Standards No. 157 Valuation Disclosure

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2008:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1—Quoted Prices	$478,025,009	$0
Level 2—Other Significant Observable Inputs	1,900,000	0
Level 3—Significant Unobservable Inputs	0	0

Total	$479,925,009	$0

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-26

Metropolitan Series Fund, Inc.

BlackRock Money Market Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Commercial Paper—67.7% of Total Net Assets

Security Description	Face Amount	Value

Asset Backed—26.3%
Atlantic Asset Securitization Corp. 3.080%, 04/10/08	$15,000,000	$14,988,450
Barton Capital Corp. 3.100%, 04/01/08	805,000	805,000
CAFCO, LLC 3.030%, 05/01/08	40,000,000	39,899,000
Chariot Funding, LLC 2.700%, 04/15/08	25,000,000	24,973,750
3.170%, 04/24/08	10,000,000	9,979,747
2.650%, 05/28/08	8,000,000	7,966,433
CIESCO, LLC 3.050%, 05/02/08	20,000,000	19,947,472
CRC Funding LLC 3.050%, 05/09/08	9,000,000	8,971,025
Falcon Asset Securitization Corp., LLC 3.170%, 04/24/08	25,000,000	24,949,368
3.080%, 05/20/08	23,000,000	22,903,579
Govco, LLC 3.850%, 04/14/08	30,000,000	29,958,292
Kitty Hawk Funding Corp. 3.000%, 05/01/08	26,858,000	26,790,855
Old Line Funding, LLC 3.150%, 04/18/08	25,000,000	24,962,813
Park Avenue Receivables Corp. 3.800%, 04/18/08	30,000,000	29,946,167
3.250%, 04/22/08	7,000,000	6,986,729
3.050%, 05/05/08	10,000,000	9,971,195
Ranger Funding Co., LLC 3.950%, 04/18/08	25,000,000	24,953,368
Regency Markets No. 1, LLC 3.170%, 04/03/08	8,000,000	7,998,591
Thames Asset Global Securitization 2.950%, 05/15/08	5,000,000	4,981,972
2.700%, 06/12/08	5,000,000	4,973,000
Windmill Funding Corp. 3.140%, 04/11/08	9,000,000	8,992,150
3.210%, 04/21/08	20,000,000	19,964,333
3.200%, 05/02/08	30,000,000	29,917,333
2.600%, 05/05/08	22,000,000	21,945,978
Yorktown Capital, LLC 3.820%, 04/11/08	25,000,000	24,973,472
3.250%, 04/21/08	30,000,000	29,945,834

		482,645,906

Asset Backed-Other—4.9%
Amstel Funding Corp. 4.720%, 04/02/08	1,000,000	999,869
LONG Lane Master Trust 3.280%, 04/14/08	10,000,000	9,988,155
Scaldis Capital, LLC 3.100%, 04/01/08	27,978,000	27,978,000
4.470%, 04/07/08	30,000,000	29,977,650
Ticonderoga Funding, LLC 3.180%, 04/21/08	20,000,000	19,964,667

		88,908,341

Security Description	Face Amount	Value

Capital Markets—8.3%
Deutsche Bank Financial, LLC 2.510%, 04/25/08	$15,000,000	$14,974,900
ING Funding, LLC 3.010%, 05/06/08	30,000,000	29,912,208
The Goldman Sachs Group, Inc. (144A) 5.370%, 08/22/08 (a)	29,150,000	29,150,000
UBS Finance Delaware, LLC 3.120%, 04/24/08	20,000,000	19,960,133
2.625%, 05/27/08	22,000,000	21,910,167
2.550%, 06/05/08	13,300,000	13,238,765
2.600%, 06/05/08	22,600,000	22,493,905

		151,640,078

Commercial Banks—9.6%
Danske Corp. 2.780%, 04/14/08	13,315,000	13,301,633
2.630%, 05/27/08	30,000,000	29,877,267
2.445%, 06/20/08	30,000,000	29,837,000
Dexia Delaware, LLC 2.510%, 06/16/08	30,000,000	29,841,033
2.560%, 06/18/08	11,000,000	10,938,987
Skandin Ens Banken AG 2.550%, 06/17/08	30,000,000	29,836,375
Société Générale N.A. 4.600%, 04/02/08	10,000,000	9,998,722
4.060%, 04/11/08	22,000,000	21,975,189

		175,606,206

Diversified Financial Services—7.1%
Bank of America Corp. 2.980%, 05/07/08	12,000,000	11,964,240
3.673%, 06/12/08	10,295,000	10,219,373
2.840%, 07/07/08	17,000,000	16,869,912
3.800%, 07/11/08	11,400,000	11,278,463
Citigroup Funding, Inc. 4.730%, 05/02/08	7,285,000	7,255,328
General Electric Capital Corp. 3.500%, 04/30/08	12,365,000	12,330,138
3.830%, 07/10/08	9,650,000	9,547,335
JPMorgan Chase & Co. 2.860%, 07/07/08	34,000,000	33,737,992
Royal Bank of Scotland Group 4.790%, 06/04/08	17,820,000	17,668,253

		130,871,034

Federal Agencies—5.3%
Federal Home Loan Bank 2.362%, 03/20/09 (a)	8,905,000	8,928,459
3.145%, 08/13/09	9,400,000	9,400,000
3.146%, 08/14/09	13,825,000	13,823,104
Federal Home Loan Mortgage Corp. 2.464%, 09/25/09 (a)	25,230,000	25,218,983
2.608%, 09/28/09	15,375,000	15,369,310

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-27

Metropolitan Series Fund, Inc.

BlackRock Money Market Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Commercial Paper—(Continued)

Security Description	Face Amount	Value

Federal Agencies—(Continued)
Federal National Mortgage Association 2.500%, 08/06/08	$4,320,000	$4,281,900
2.500%, 08/18/08	3,870,000	3,832,644
2.495%, 08/20/08	3,575,000	3,540,065
2.490%, 09/08/08	7,630,000	7,545,561
2.490%, 09/10/08	4,685,000	4,632,505

		96,572,531

Insurance—1.6%
New York Life Insurance Co. 5.773%, 04/14/08 (a)	5,000,000	5,000,000
Prudential Funding, LLC 2.250%, 04/29/08	25,000,000	24,956,250

		29,956,250

Yankee—4.6%
Banco Santander (P.R.)
3.850%, 04/15/08	12,000,000	11,982,033
3.150%, 04/21/08	20,500,000	20,464,125
Raiffeisen Zentralbk
4.560%, 04/07/08	8,000,000	7,993,920
3.200%, 04/23/08	25,000,000	24,951,111
UniCredito Italiano Bank (Ireland)
4.680%, 04/03/08	10,000,000	9,997,400
3.050%, 05/05/08	5,000,000	4,985,597
2.940%, 06/05/08	4,000,000	3,978,767

		84,352,953

Total Commercial Paper (Identified Cost $1,240,553,299)		1,240,553,299

Certificate of Deposit—27.5%

Capital Markets—0.3%
UBS AG 4.895%, 06/04/08	4,545,000	4,545,000

Commercial Banks—27.2%
American Express Bank FSB 2.850%, 04/11/08	10,000,000	10,000,000
American Express Centurion Bank 2.600%, 04/25/08	25,000,000	25,000,000
Banco Bilbao Vizcaya (NY) 5.065%, 04/02/08	5,870,000	5,870,146
2.450%, 04/21/08	50,000,000	50,000,000
2.740%, 06/17/08	12,000,000	12,000,000
Bank of Montreal (Chicago) 5.100%, 04/01/08	5,720,000	5,720,000
4.870%, 06/02/08	3,640,000	3,640,000
4.996%, 11/10/08	14,710,000	14,710,000
Bank of Nova Scotia (Houston) 3.020%, 04/03/08	35,000,000	35,000,000
Bank of Nova Scotia (NY) 3.064%, 07/03/08 (a)	14,410,000	14,408,538

Security Description	Face Amount	Value

Commercial Banks—(Continued)
Barclays Bank, Plc. 4.400%, 04/08/08	$25,000,000	$25,000,000
3.150%, 04/24/08	25,000,000	25,000,000
BNP Paribas (NY) 4.800%, 06/05/08	18,370,000	18,370,000
4.500%, 07/01/08	4,000,000	4,000,000
Canadian Imperial Bank of Commerce 5.090%, 04/01/08	16,240,000	16,240,000
4.870%, 06/10/08	13,364,000	13,364,000
Chase Bank USA, N.A. 5.130%, 04/15/08	9,000,000	9,000,000
5.130%, 04/16/08	8,000,000	8,000,000
4.700%, 05/07/08	17,380,000	17,380,000
Deutsche Bank AG (NY) 4.753%, 01/21/09 (a)	12,400,000	12,400,000
Natixis Institutional Bank (NY) 5.420%, 07/10/08	5,145,000	5,150,301
Nordea Bank Finland, Plc. (NY) 4.910%, 06/23/08	5,545,000	5,545,123
4.820%, 10/17/08	17,485,000	17,485,922
Royal Bank of Scotland, Plc. (NY) 2.810%, 06/12/08	20,000,000	20,000,000
4.829%, 10/27/08 (a)	10,000,000	10,000,000
Société Générale (NY) 3.620%, 04/22/08	30,000,000	30,000,000
State Street Bank and Trust Co. 2.800%, 06/10/08	30,000,000	30,000,000
Svenska Handelsbanken (NY) 3.020%, 04/28/08	40,000,000	40,000,000
Toronto-Dominion Bank (NY) 4.860%, 05/30/08	1,800,000	1,800,000
4.850%, 06/06/08	13,640,000	13,640,000

		498,724,030

Total Certificate of Deposit (Identified Cost $503,269,030)		503,269,030

Medium Term Notes—4.6%

Asset Backed-Other—0.5%
Cullinan Finance Corp. (144A) 3.115%, 06/25/08 (a)	10,060,000	10,058,994

Commercial Banks—0.5%
Wachovia Bank, N.A. 4.753%, 02/04/09	9,400,000	9,400,000

Diversified Financial Services—0.4%
General Electric Capital Corp. 2.619%, 08/22/08 (a)	7,500,000	7,500,000

Insurance—1.6%
Allstate Life Global Funding Trust (144A) 2.684%, 09/26/08 (a)	10,000,000	10,000,000
Irish Life & Permanent, Plc. (144A) 3.148%, 09/19/08 (a)	20,000,000	20,000,000

		30,000,000

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-28

Metropolitan Series Fund, Inc.

BlackRock Money Market Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Medium Term Notes—(Continued)

Security Description	Face Amount	Value

Yankee—1.6%
DnB NOR Bank ASA (144A) 3.135%, 09/24/08 (a)	$28,425,000	$28,425,000

Total Medium Term Notes (Identified Cost $85,383,994)		85,383,994

Total Investments—99.8% (Identified Cost $1,829,206,323) (b)		1,829,206,323
Other assets less liabilities		3,184,698

Total Net Assets—100%		$1,832,391,021

(a)	Variable or Floating Rate Security. Rate disclosed is as of March 31, 2008.
(b)	The aggregate cost of investments for federal income tax purposes as of March 31, 2008 was $1,829,206,323.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2008, the market value of 144A securities was $97,633,994, which is 5.3% of total net assets.

Statement of Accounting Standards No. 157 Valuation Disclosure

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2008:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1—Quoted Prices	$0	$0
Level 2—Other Significant Observable Inputs	1,829,206,323	0
Level 3—Significant Unobservable Inputs	0	0

Total	$1,829,206,323	$0

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-29

Metropolitan Series Fund, Inc.

BlackRock Strategic Value Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Common Stock—96.9% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.9%
Orbital Sciences Corp. (a) (b)	603,000	$14,532,300
Teledyne Technologies, Inc. (b)	155,800	7,322,600

		21,854,900

Capital Markets—3.8%
Jefferies Group, Inc.	235,222	3,794,131
KBW, Inc. (a) (b)	384,500	8,478,225
Piper Jaffray Co. (a) (b)	463,469	15,739,407
TradeStation Group, Inc. (a) (b)	123,600	1,053,072

		29,064,835

Chemicals—1.9%
H.B. Fuller Co.	41,500	847,015
Sensient Technologies Corp.	465,800	13,736,442

		14,583,457

Commercial Banks—4.4%
First Midwest Bancorp, Inc. (a)	380,132	10,556,266
Sterling Bancshares, Inc.	800,864	7,960,588
United Bankshares, Inc. (a)	328,163	8,745,544
Wintrust Financial Corp. (a)	190,535	6,659,198

		33,921,596

Commercial Services & Supplies—9.4%
The Brinks Co.	474,700	31,890,346
The GEO Group, Inc. (b)	440,400	12,524,976
Viad Corp.	18,050	649,981
Waste Connections, Inc. (b)	290,650	8,934,581
Watson Wyatt & Co. Holdings	309,100	17,541,425

		71,541,309

Communications Equipment—0.7%
Polycom, Inc. (b)	238,500	5,375,790

Construction & Engineering—0.7%
Perini Corp. (b)	153,287	5,553,588

Construction Materials—2.0%
Texas Industries, Inc. (a)	250,800	15,075,588

Containers & Packaging—2.0%
Silgan Holdings, Inc.	306,900	15,231,447

Distributors—2.9%
LKQ Corp. (b)	977,300	21,959,931

Electric Utilities—3.7%
CLECO Corp.	359,500	7,973,710
ITC Holdings Corp. (a)	211,200	10,995,072
UIL Holdings Corp. (a)	299,200	9,014,896

		27,983,678

Electronic Equipment & Instruments—0.5%
Tech Data Corp. (b)	121,700	3,991,760

Security Description	Shares	Value

Energy Equipment & Services—4.0%
Cal Dive International, Inc. (a) (b)	333,000	$3,456,540
Lufkin Industries, Inc. (a)	108,200	6,905,324
North American Energy Partners, Inc. (b)	494,700	7,588,698
Oil States International, Inc. (b)	152,100	6,815,601
W-H Energy Services, Inc. (a) (b)	85,600	5,893,560

		30,659,723

Food & Staples Retailing—6.4%
BJ’s Wholesale Club, Inc. (b)	475,400	16,967,026
Longs Drug Stores Corp. (a)	178,500	7,579,110
Ruddick Corp.	655,300	24,154,358

		48,700,494

Food Products—2.2%
Hain Celestial Group, Inc. (a) (b)	571,200	16,850,400

Gas Utilities—1.1%
Southwest Gas Corp.	296,879	8,300,737

Health Care Equipment & Supplies—2.0%
Orthofix International NV (b)	93,800	3,730,426
Symmetry Medical, Inc. (b)	89,200	1,480,720
The Cooper Cos., Inc. (a)	289,100	9,953,713

		15,164,859

Health Care Providers & Services—6.9%
Amedisys, Inc. (a) (b)	253,400	9,968,756
AmSurg Corp. (b)	349,108	8,266,878
Kindred Healthcare, Inc. (b)	569,366	12,452,034
Magellan Health Services, Inc. (b)	558,861	22,181,193
PharMerica Corp. (a) (b)	11	182

		52,869,043

Hotels, Restaurants & Leisure—9.9%
Jack in the Box, Inc. (b)	291,400	7,829,918
Morgans Hotel Group Co. (a) (b)	745,510	11,048,458
Orient-Express Hotels, Ltd. (Class A) (a)	332,700	14,359,332

Pinnacle Entertainment, Inc. (a) (b)	873,600	11,182,080
Scientific Games Corp. (a) (b)	481,900	10,172,909
Vail Resorts, Inc. (a) (b)	287,700	13,893,033
WMS Industries, Inc. (b)	205,200	7,381,044

		75,866,774

Insurance—4.1%
Aspen Insurance Holdings, Ltd.	70,300	1,854,514
Endurance Specialty Holdings, Ltd. (a)	147,096	5,383,713
IPC Holdings, Ltd.	545,200	15,265,600
Platinum Underwriters Holdings, Ltd.	190,407	6,180,611
The Navigators Group, Inc. (b)	47,504	2,584,218

		31,268,656

Internet Software & Services—1.9%
SkillSoft, Plc. (ADR) (b)	1,368,700	14,330,289

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-30

Metropolitan Series Fund, Inc.

BlackRock Strategic Value Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Leisure Equipment & Products—0.8%
LeapFrog Enterprises, Inc. (a) (b)	854,974	$6,027,567

Machinery—3.5%
Actuant Corp. (a)	290,500	8,776,005
Albany International Corp. (Class A) (a)	166,200	6,006,468
Astec Industries, Inc. (b)	116,200	4,503,912
Chart Industries, Inc. (b)	219,500	7,427,880

		26,714,265

Marine—1.4%
Kirby Corp. (b)	189,000	10,773,000

Oil, Gas & Consumable Fuels—2.2%
Delta Petroleum Corp. (a) (b)	329,300	7,422,422
Swift Energy Co. (a) (b)	203,500	9,155,465

		16,577,887

Personal Products—1.2%
Elizabeth Arden, Inc. (a) (b)	453,600	9,049,320

Real Estate Investment Trusts—3.6%
Arbor Realty Trust, Inc. (a)	714,374	10,772,760
Gramercy Capital Corp. (a)	676,100	14,150,773
Redwood Trust, Inc. (a)	79,582	2,892,806

		27,816,339

Semiconductors & Semiconductor Equipment—0.6%
Intersil Corp.	189,000	4,851,630

Software—3.7%
Epicor Software Corp. (a) (b)	443,700	4,969,440
Guidance Software, Inc.	279,141	2,498,312
Lawson Software, Inc. (b)	1,197,700	9,018,681
Sybase, Inc. (b)	432,231	11,367,675

		27,854,108

Specialty Retail—3.6%
AnnTaylor Stores Corp. (b)	299,600	7,244,328
Sally Beauty Holdings, Inc. (a) (b)	534,211	3,686,056
The Children’s Place Retail Stores, Inc. (a) (b)	214,900	5,277,944
The Talbots, Inc. (a)	1,009,044	10,877,494

		27,085,822

Textiles, Apparel & Luxury Goods—0.8%
The Warnaco Group, Inc. (b)	160,000	6,310,400

Security Description	Shares	Value

Thrifts & Mortgage Finance—1.6%
First Niagara Financial Group, Inc. (a)	912,500	$12,400,875

Trading Companies & Distributors—0.5%
H&E Equipment Services, Inc. (a) (b)	275,744	3,466,102

Total Common Stock (Identified Cost $774,416,616)		739,076,169

Short Term Investments—29.1%
Security Description	Face Amount/Shares	Value

Discount Notes—2.8%
Federal Home Loan Bank 1.520%, 04/01/08	$16,300,000	16,300,000
1.520%, 04/02/08	4,700,000	4,699,775

		20,999,775

Mutual Funds—26.3%
State Street Navigator Securities Lending Prime Portfolio (c)	200,815,046	200,815,046

Total Short Term Investments (Identified Cost $221,814,821)		221,814,821

Total Investments—126.0% (Identified Cost $996,231,437) (d)		960,890,990
Liabilities in excess of other assets		(198,164,659)

Total Net Assets—100%		$762,726,331

(a)	A portion or all of the security was held on loan. As of March 31, 2008, the market value of securities loaned was $200,132,118 and the collateral received consisted of cash in the amount of $200,815,046. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Non-Income Producing.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	The aggregate cost of investments for federal income tax purposes as of March 31, 2008 was $996,231,437 and the composition of unrealized appreciation and depreciation of investment securities was $49,434,179 and $(84,774,626), respectively.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

Statement of Accounting Standards No. 157 Valuation Disclosure

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-31

Metropolitan Series Fund, Inc.

BlackRock Strategic Value Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2008:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1—Quoted Prices	$939,891,215	$0
Level 2—Other Significant Observable Inputs	20,999,775	0
Level 3—Significant Unobservable Inputs	0	0

Total	$960,890,990	$0

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-32

Metropolitan Series Fund, Inc.

Capital Guardian U.S. Equity Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Common Stock—96.8% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.8%
Boeing Co.	63,900	$4,752,243
United Technologies Corp.	46,590	3,206,324

		7,958,567

Air Freight & Logistics—2.4%
FedEx Corp.	27,880	2,583,640
United Parcel Service, Inc. (Class B)	113,600	8,295,072

		10,878,712

Airlines—0.5%
Southwest Airlines Co.	165,900	2,057,160

Auto Components—0.6%
Johnson Controls, Inc.	50,900	1,720,420
WABCO Holdings, Inc.	17,366	792,237

		2,512,657

Automobiles—0.7%
Ford Motor Co. (a)	438,300	2,507,076
General Motors Corp.	43,300	824,865

		3,331,941

Beverages—1.6%
Anheuser-Busch Cos., Inc.	20,300	963,235
PepsiCo, Inc.	69,180	4,994,796
The Coca-Cola Co.	21,100	1,284,357

		7,242,388

Biotechnology—4.1%
Genentech, Inc. (a)	150,300	12,201,354
ImClone Systems, Inc. (a)	85,300	3,618,426
Millennium Pharmaceuticals, Inc. (a)	176,600	2,730,236

		18,550,016

Building Products—0.1%
Owens Corning, Inc. (a)	30,500	552,965

Capital Markets—3.1%
American Capital Strategies, Ltd.	47,000	1,605,520
Lehman Brothers Holdings, Inc.	100,700	3,790,348
The Goldman Sachs Group, Inc.	51,780	8,563,894

		13,959,762

Chemicals—1.8%
Celanese Corp.	26,900	1,050,445
Monsanto Co.	20,900	2,330,350
Potash Corp. of Saskatchewan, Inc.	30,600	4,749,426

		8,130,221

Commercial Banks—2.7%
Fifth Third Bancorp	56,900	1,190,348
SunTrust Banks, Inc.	30,300	1,670,742
Wachovia Corp.	187,947	5,074,569
Wells Fargo & Co.	141,900	4,129,290

		12,064,949

Security Description	Shares	Value

Commercial Services & Supplies—0.2%
Monster Worldwide, Inc. (a)	30,800	$745,668

Communications Equipment —3.0%
Ciena Corp. (a)	27,100	835,493
Cisco Systems, Inc. (a)	229,040	5,517,574
Corning, Inc. (a)	66,850	1,607,074
Polycom, Inc. (a)	41,900	944,426
QUALCOMM, Inc.	114,660	4,701,060

		13,605,627

Computers & Peripherals —3.2%
Apple, Inc. (a)	19,200	2,755,200
Brocade Communications Systems, Inc. (a)	187,200	1,366,560
Dell, Inc. (a)	96,700	1,926,264
International Business Machines Corp.	6,930	797,920
NetApp, Inc. (a)	32,100	643,605
SanDisk Corp. (a)	185,600	4,188,992
Seagate Technology (a)	59,600	1,248,024
Sun Microsystems, Inc. (a)	83,325	1,294,038

		14,220,603

Construction & Engineering —1.0%
Fluor Corp.	32,500	4,587,700

Construction Materials—0.2%
Vulcan Materials Co.	12,900	856,560

Consumer Finance—0.6%
AmeriCredit Corp. (a)	8,600	86,602
Capital One Financial Corp.	20,900	1,028,698
SLM Corp.	93,400	1,433,690

		2,548,990

Diversified Financial Services—2.7%
JPMorgan Chase & Co.	251,672	10,809,313
Moody’s Corp.	35,400	1,232,982

		12,042,295

Diversified Telecommunication Services—2.5%
AT&T, Inc.	161,877	6,199,889
Level 3 Communications, Inc. (a)	543,900	1,153,068
Time Warner Telecom, Inc. (Class A) (a)	177,200	2,744,828
Verizon Communications, Inc.	25,238	919,925

		11,017,710

Electric Utilities—0.7%
Edison International	37,400	1,833,348
Pinnacle West Capital Corp.	36,000	1,262,880

		3,096,228

Electrical Equipment—0.5%
Cooper Industries, Ltd. (Class A)	21,400	859,210
Emerson Electric Co.	29,100	1,497,486

		2,356,696

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-33

Metropolitan Series Fund, Inc.

Capital Guardian U.S. Equity Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Electronic Equipment & Instruments—1.0%
Agilent Technologies, Inc. (a)	64,305	$1,918,218
Flextronics International, Ltd. (a)	136,400	1,280,796
Jabil Circuit, Inc.	146,710	1,387,877

		4,586,891

Energy Equipment & Services—3.2%
Baker Hughes, Inc.	19,610	1,343,285
BJ Services Co.	127,200	3,626,472
Schlumberger, Ltd.	59,100	5,141,700
Weatherford International, Ltd. (a)	60,100	4,355,447

		14,466,904

Food & Staples Retailing—0.4%
Costco Wholesale Corp.	11,900	773,143
Walgreen Co.	25,900	986,531

		1,759,674

Food Products—2.8%
Campbell Soup Co.	39,500	1,341,025
General Mills, Inc.	18,100	1,083,828
Kraft Foods, Inc. (Class A)	184,836	5,731,764
Sara Lee Corp.	196,600	2,748,468
Unilever NV (NY Shares)	48,500	1,635,905

		12,540,990

Health Care Equipment & Supplies—2.3%
Baxter International, Inc.	118,100	6,828,542
Lumenis, Ltd. (a)	520	546
Medtronic, Inc.	71,400	3,453,618

		10,282,706

Health Care Providers & Services—2.0%
DaVita, Inc. (a)	36,300	1,733,688
UnitedHealth Group, Inc.	213,000	7,318,680

		9,052,368

Health Care Technology—0.1%
Cerner Corp. (a)	16,500	615,120

Hotels, Restaurants & Leisure—1.3%
Carnival Corp.	32,300	1,307,504
Las Vegas Sands Corp. (a)	28,000	2,061,920
McDonald’s Corp.	31,600	1,762,332
Wynn Resorts, Ltd. (a)	7,200	724,608

		5,856,364

Household Durables—0.3%
Fortune Brands, Inc.	13,800	959,100
Jarden Corp. (a)	24,100	523,934

		1,483,034

Household Products—0.3%
Energizer Holdings, Inc. (a)	13,400	1,212,432

Security Description	Shares	Value

Independent Power Producers & Energy Traders—0.2%
The AES Corp. (a)	56,300	$938,521

Industrial Conglomerates—2.2%
General Electric Co.	247,600	9,163,676
Tyco International, Ltd.	19,800	872,190

		10,035,866

Insurance—3.8%
Aflac, Inc.	30,000	1,948,500
AMBAC Financial Group, Inc.	117,000	672,750
American International Group, Inc.	120,000	5,190,000
Berkshire Hathaway, Inc. (Class A) (a)	17	2,267,800
Marsh & McLennan Cos., Inc.	95,400	2,322,990
MBIA, Inc. (a)	108,800	1,329,536
The Progressive Corp.	82,400	1,324,168
XL Capital, Ltd. (Class A)	68,100	2,012,355

		17,068,099

Internet Software & Services—4.2%
eBay, Inc. (a)	161,420	4,816,773
Google, Inc. (a)	23,530	10,364,259
Yahoo!, Inc. (a)	125,880	3,641,708

		18,822,740

IT Services—1.2%
Affiliated Computer Services, Inc. (Class A) (a)	22,800	1,142,508
Paychex, Inc.	60,900	2,086,434
Verifone Holdings, Inc. (a)	87,300	1,385,451
Visa, Inc. (a)	13,600	848,096

		5,462,489

Machinery—1.1%
Danaher Corp.	23,900	1,817,117
Illinois Tool Works, Inc.	58,000	2,797,340
Parker-Hannifin Corp.	7,500	519,525

		5,133,982

Media—3.1%
CBS Corp. (Class B)	103,750	2,290,800
Comcast Corp. (Class A) (a)	50,100	968,934
Gannett Co., Inc.	90,600	2,631,930
Omnicom Group, Inc.	16,400	724,552
The Walt Disney Co.	115,600	3,627,528
Time Warner Cable, Inc. (Class A) (a)	55,600	1,388,888
Time Warner, Inc.	92,300	1,294,046
Viacom, Inc. (Class B) (a)	22,650	897,393

		13,824,071

Metals & Mining—3.2%
Allegheny Technologies, Inc.	63,000	4,495,680
Barrick Gold Corp.	149,100	6,478,395
Cleveland-Cliffs, Inc.	12,400	1,485,768
Freeport-McMoRan Copper & Gold, Inc.	15,600	1,501,032
Nucor Corp.	9,100	616,434

		14,577,309

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-34

Metropolitan Series Fund, Inc.

Capital Guardian U.S. Equity Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Multi-Utilities—0.2%
CMS Energy Corp.	58,700	$794,798

Multiline Retail—2.6%
Nordstrom, Inc.	85,500	2,787,300
Target Corp.	176,200	8,929,816

		11,717,116

Oil, Gas & Consumable Fuels—4.4%
Anadarko Petroleum Corp.	23,200	1,462,296
Chevron Corp.	24,973	2,131,695
ConocoPhillips	32,700	2,492,067
EOG Resources, Inc.	13,000	1,560,000
Exxon Mobil Corp.	49,199	4,161,251
Peabody Energy Corp.	30,800	1,570,800
Royal Dutch Shell, Plc. (A Shares) (ADR)	77,700	5,359,746
Royal Dutch Shell, Plc. (B Shares) (ADR)	12,207	822,508

		19,560,363

Personal Products—0.4%
Avon Products, Inc.	24,300	960,822
Bare Escentuals, Inc. (a)	40,000	936,800

		1,897,622

Pharmaceuticals—6.2%
Abbott Laboratories	41,100	2,266,665
Allergan, Inc.	66,860	3,770,235
AstraZeneca, Plc. (ADR)	112,600	4,277,674
Bristol-Myers Squibb Co.	102,700	2,187,510
Forest Laboratories, Inc. (a)	150,760	6,031,908
Pfizer, Inc.	143,700	3,007,641
Sanofi-Aventis (ADR)	69,800	2,620,292
Sepracor, Inc. (a)	77,790	1,518,461
Teva Pharmaceutical Industries, Ltd. (ADR)	21,800	1,006,942
Wyeth	31,900	1,332,144

		28,019,472

Real Estate Investment Trusts—0.1%
Host Hotels & Resorts, Inc.	16,676	265,482

Semiconductors & Semiconductor Equipment—4.3%
Altera Corp. (a)	59,200	1,091,056
Applied Materials, Inc.	345,801	6,746,577
ASML Holding NV	13,075	324,391
Intel Corp.	130,500	2,763,990
KLA-Tencor Corp.	128,900	4,782,190
Lam Research Corp. (a)	23,800	909,636
Microchip Technology, Inc.	24,000	785,520
Micron Technology, Inc. (a)	256,900	1,533,693
Qimonda AG (ADR) (a)	87,300	376,263

		19,313,316

Software—2.1%
Adobe Systems, Inc. (a)	54,500	1,939,655
Microsoft Corp.	201,030	5,705,231
Oracle Corp. (a)	82,100	1,605,876

		9,250,762

Security Description	Shares	Value

Specialty Retail—3.9%
Best Buy Co., Inc.	144,500	$5,990,970
Lowe’s Cos., Inc.	330,300	7,577,082
The Home Depot, Inc.	71,458	1,998,680
Urban Outfitters, Inc. (a)	68,500	2,147,475

		17,714,207

Textiles, Apparel & Luxury Goods—0.9%
Coach, Inc. (a)	22,900	690,435
Hanesbrands, Inc. (a)	87,387	2,551,700
Phillips-Van Heusen Corp.	18,700	709,104

		3,951,239

Thrifts & Mortgage Finance—3.5%
Astoria Financial Corp.	24,200	657,272
Federal Home Loan Mortgage Corp.	183,700	4,651,284
Federal National Mortgage Association	119,200	3,137,344
Hudson City Bancorp, Inc.	252,700	4,467,736
Washington Mutual, Inc.	281,500	2,899,450

		15,813,086

Tobacco—1.1%
Altria Group, Inc.	67,500	1,498,500
Philip Morris International, Inc. (a)	67,500	3,414,150

		4,912,650

Wireless Telecommunication Services—0.4%
American Tower Corp. (Class A) (a)	48,370	1,896,588

Total Common Stock (Identified Cost $468,380,995)		435,143,676

Preferred Stock—0.4%

Consumer Finance—0.1%
SLM Corp.	320	262,080

Pharmaceuticals—0.2%
Schering-Plough Corp.	5,000	768,750

Thrifts & Mortgage Finance—0.1%
Washington Mutual, Inc.	920	653,200

Total Preferred Stock (Identified Cost $2,472,179)		1,684,030

Fixed Income—Convertible—0.2%
Security Description	Face Amount	Value

Automobiles—0.2%
Ford Motor Co. 4.250%, 12/15/36	$1,284,000	1,101,030

Total Fixed Income—Convertible (Identified Cost $1,291,980)		1,101,030

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-35

Metropolitan Series Fund, Inc.

Capital Guardian U.S. Equity Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Short Term Investments—2.6%

Security Description	Face Amount	Value

Repurchase Agreement—2.6%
State Street Repurchase Agreement dated 03/31/08 at 1.25% to be repurchased at $11,580,402 on 04/01/08, collateralized by $11,540,000 U.S. Treasury Notes 4.875% due 04/30/08 with a value of $11,814,075.	$11,580,000	$11,580,000

Total Short Term Investments (Identified Cost $11,580,000)		11,580,000

Total Investments—100.0% (Identified Cost $483,725,154) (b)		449,508,736
Liabilities in excess of other assets		(141,344)

Total Net Assets—100%		$449,367,392

(a)	Non-Income Producing.
(b)	The aggregate cost of investments for federal income tax purposes as of March 31, 2008 was $483,725,154 and the composition of unrealized appreciation and depreciation of investment securities was $38,523,769 and $(72,740,187), respectively.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

Statement of Accounting Standards No. 157 Valuation Disclosure

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2008:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1—Quoted Prices	$436,058,410	$0
Level 2—Other Significant Observable Inputs	13,449,780	0
Level 3—Significant Unobservable Inputs	546	0

Total	$449,508,736	$0

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-36

Metropolitan Series Fund, Inc.

Davis Venture Value Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Common Stock—95.9% of Total Net Assets

Security Description	Shares	Value

Air Freight & Logistics—0.6%
Toll Holdings, Ltd. (AUD) (a)	647,173	$5,920,833
United Parcel Service, Inc. (Class B)	278,800	20,357,976

		26,278,809

Automobiles—0.8%
Harley-Davidson, Inc. (a)	928,270	34,810,125

Beverages—2.3%
Diageo, Plc. (ADR)	785,900	63,909,388
Heineken Holding NV (EUR)	775,143	39,035,137

		102,944,525

Capital Markets—5.2%
Ameriprise Financial, Inc.	562,196	29,149,862
E*TRADE Financial Corp. (a) (b)	958,200	3,698,652
Merrill Lynch & Co., Inc.	667,600	27,198,024
Merrill Lynch & Co., Inc. (Private Placement) (c)	1,376,700	52,260,909
Morgan Stanley	383,510	17,526,407
State Street Corp.	198,800	15,705,200
The Bank of New York Mellon Corp.	2,016,064	84,130,351

		229,669,405

Commercial Banks—3.2%
Toronto-Dominion Bank	438,514	26,902,803
Wachovia Corp. (a)	860,720	23,239,440
Wells Fargo & Co.	3,173,500	92,348,850

		142,491,093

Commercial Services & Supplies—0.6%
The Dun & Bradstreet Corp.	333,800	27,164,644

Communications Equipment—0.5%
Cisco Systems, Inc. (b)	971,700	23,408,253

Computers & Peripherals—1.7%
Dell, Inc. (b)	1,936,200	38,569,104
Hewlett-Packard Co.	807,300	36,861,318

		75,430,422

Construction Materials—1.6%
Martin Marietta Materials, Inc. (a)	384,700	40,843,599
Vulcan Materials Co. (a)	440,300	29,235,920

		70,079,519

Consumer Finance—3.9%
American Express Co.	3,840,000	167,884,800
Discover Financial Services (a)	281,535	4,608,728

		172,493,528

Containers & Packaging—1.6%
Sealed Air Corp. (a)	2,724,100	68,783,525

Security Description	Shares	Value

Diversified Consumer Services—1.1%
H&R Block, Inc. (a)	2,269,330	$47,111,291

Diversified Financial Services—5.0%
Citigroup, Inc.	2,040,073	43,698,364
JPMorgan Chase & Co.	3,299,508	141,713,868
Liberty Media Capital (Series A) (b)	124,390	1,957,899
Moody’s Corp. (a)	892,100	31,071,843

		218,441,974

Electronic Equipment & Instruments—1.4%
Agilent Technologies, Inc. (b)	1,309,270	39,055,524
Tyco Electronics, Ltd.	660,462	22,667,056

		61,722,580

Energy Equipment & Services—0.9%
Transocean, Inc. (b)	305,164	41,258,173

Food & Staples Retailing—6.5%
Costco Wholesale Corp.	2,655,700	172,540,829
CVS Caremark Corp.	1,675,691	67,882,243
Wal-Mart Stores, Inc.	657,337	34,628,513
Whole Foods Market, Inc. (a)	371,600	12,251,652

		287,303,237

Food Products—0.2%
Hershey Co. (a)	235,352	8,865,710

Health Care Equipment & Supplies—0.7%
Covidien, Ltd.	658,342	29,131,633

Health Care Providers & Services—2.5%
Cardinal Health, Inc.	505,100	26,522,801
Express Scripts, Inc. (b)	617,400	39,711,168
UnitedHealth Group, Inc.	1,320,730	45,380,283

		111,614,252

Household Durables—0.2%
Hunter Douglas NV (EUR) (a)	112,851	7,641,626

Household Products—1.4%
Procter & Gamble Co.	874,300	61,262,201

Industrial Conglomerates—2.6%
General Electric Co.	1,736,100	64,253,061
Siemens AG (EUR)	174,237	18,927,921
Tyco International, Ltd.	658,462	29,005,251

		112,186,233

Insurance—14.1%
AMBAC Financial Group, Inc. (a)	1,470,537	8,455,588
American International Group, Inc.	3,024,707	130,818,578
Aon Corp.	859,900	34,567,980
Berkshire Hathaway, Inc. (Class A) (b)	1,123	149,808,200
Berkshire Hathaway, Inc. (Class B) (a) (b)	1,326	5,931,065
Everest Re Group, Ltd.	61,800	5,532,954

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-37

Metropolitan Series Fund, Inc.

Davis Venture Value Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Insurance—(Continued)
Loews Corp.	2,250,700	$90,523,154
Markel Corp. (b)	8,600	3,783,742
MBIA, Inc. (a) (b)	340,130	4,156,389
Millea Holdings, Inc. (JPY)	1,157,500	42,755,676
NIPPONKOA Insurance Co., Ltd. (JPY) (a)	2,408,300	18,584,931
Principal Financial Group, Inc. (a)	258,500	14,403,620
Sun Life Financial, Inc.	149,200	6,952,720
The Progressive Corp. (a)	3,919,400	62,984,758
Transatlantic Holdings, Inc.	593,256	39,362,535

		618,621,890

Internet & Catalog Retail—0.5%
Amazon.com, Inc. (a) (b)	178,500	12,727,050
Liberty Media Interactive (Class A) (a) (b)	618,150	9,976,941

		22,703,991

Internet Software & Services—1.0%
eBay, Inc. (b)	395,600	11,804,704
Google, Inc. (Class A) (b)	76,533	33,710,491

		45,515,195

IT Services—1.5%
Iron Mountain, Inc. (a) (b)	1,921,550	50,805,782
Visa, Inc. (b)	223,740	13,952,426

		64,758,208

Machinery—0.1%
Paccar, Inc. (a)	65,500	2,947,500

Marine—0.4%
China Shipping Development Co., Ltd. (HKD)	6,224,000	19,769,022

Media—6.1%
Comcast Corp. (Special Class A) (b)	4,617,522	87,594,392
Grupo Televisa S.A. (ADR)	2,028,060	49,160,175
Lagardere S.C.A. (EUR)	136,796	10,251,309
Liberty Media Entertainment (Series A) (b)	497,560	11,264,758
News Corp. (Class A)	3,411,400	63,963,750
Virgin Media, Inc.	762,957	10,734,805
WPP Group, Plc. (ADR) (a)	556,800	33,207,552

		266,176,741

Metals & Mining—0.8%
BHP Billiton, Plc. (GBP)	438,822	13,022,249
Rio Tinto, Plc. (GBP)	195,300	20,286,606

		33,308,855

Multiline Retail—0.3%
Sears Holdings Corp. (a) (b)	148,730	15,183,846

Oil, Gas & Consumable Fuels—14.9%
Canadian Natural Resources, Ltd.	1,154,000	78,772,040
China Coal Energy Co. (H Shares) (HKD) (a) (b)	14,471,900	25,494,397

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—(Continued)
ConocoPhillips	2,109,028	$160,729,024
Devon Energy Corp.	1,442,716	150,518,560
EOG Resources, Inc.	1,152,100	138,252,000
Occidental Petroleum Corp.	1,356,400	99,247,788

		653,013,809

Paper & Forest Products—0.4%
Sino-Forest Corp. (CAD)	1,125,900	17,533,116

Personal Products—0.3%
Avon Products, Inc.	371,100	14,673,294

Real Estate Management & Development—0.4%
Hang Lung Group, Ltd. (HKD)	3,619,000	17,238,811

Road & Rail—0.4%
Asciano Group, Ltd. (AUD) (a)	481,729	1,766,547
Kuehne & Nagel International AG (CHF)	177,555	17,827,255

		19,593,802

Semiconductors & Semiconductor Equipment—0.8%
Texas Instruments, Inc.	1,250,010	35,337,783

Software—2.0%
Microsoft Corp.	3,137,900	89,053,602

Specialty Retail—2.0%
Bed Bath & Beyond, Inc. (a) (b)	1,240,600	36,597,700
Carmax, Inc. (a) (b)	1,750,520	33,995,098
Lowe’s Cos., Inc.	661,800	15,181,692

		85,774,490

Tobacco—3.7%
Altria Group, Inc.	2,255,800	50,078,760
Philip Morris International, Inc. (b)	2,255,800	114,098,364

		164,177,124

Transportation Infrastructure—1.1%
China Merchants Holdings International Co., Ltd. (HKD) (a)	7,929,782	38,027,264
Cosco Pacific, Ltd. (HKD)	4,661,900	9,151,291

		47,178,555

Wireless Telecommunication Services—0.6%
SK Telecom Co., Ltd. (ADR)	406,177	8,777,485
Sprint Nextel Corp. (b)	2,307,200	15,435,168

		24,212,653

Total Common Stock (Identified Cost $3,533,604,967)		4,216,865,045

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-38

Metropolitan Series Fund, Inc.

Davis Venture Value Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Short Term Investments—12.6%

Security Description	Face Amount/ Shares	Value

Commercial Paper—3.7%
San Paolo U.S. Financial Corp. 2.350%, 04/01/08	$50,000,000	$50,000,000
2.650%, 04/01/08	50,000,000	50,000,000
2.670%, 04/07/08	10,895,000	10,890,152
UBS Finance, Inc. 2.400%, 04/01/08	10,000,000	10,000,000
2.400%, 04/07/08	40,000,000	39,984,000

		160,874,152

Mutual Funds—8.9%
State Street Navigator Securities Lending Prime Portfolio (d)	393,682,990	393,682,990

Total Short Term Investments (Identified Cost $554,557,142)		554,557,142

Total Investments—108.5% (Identified Cost $4,088,162,109) (e)		4,771,422,187
Liabilities in excess of other assets		(375,692,321)

Total Net Assets—100%		$4,395,729,866

(a)	A portion or all of the security was held on loan. As of March 31, 2008, the market value of securities loaned was $389,130,960 and the collateral received consisted of cash in the amount of $393,682,990 and non-cash collateral with a value of $4,276,212. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian.
(b)	Non-Income Producing.
(c)	Security was valued in good faith under procedures established by the Board of Directors.
(d)	Represents investment of cash collateral received from securities lending transactions.
(e)	The aggregate cost of investments for federal income tax purposes as of March 31, 2008 was $4,088,162,109 and the composition of unrealized appreciation and depreciation of investment securities was $1,042,091,568 and $(358,831,490), respectively.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar
(JPY)—	Japanese Yen

Statement of Accounting Standards No. 157 Valuation Disclosure

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2008:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1—Quoted Prices	$4,206,047,884	$0
Level 2—Other Significant Observable Inputs	565,374,303	0
Level 3—Significant Unobservable Inputs	0	0

Total	$4,771,422,187	$0

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-39

Metropolitan Series Fund, Inc.

FI Large Cap Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Common Stock—98.6% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—6.5%
Lockheed Martin Corp.	61,900	$6,146,670
Precision Castparts Corp.	25,200	2,572,416
Raytheon Co.	116,900	7,552,909
United Technologies Corp.	142,200	9,786,204

		26,058,199

Auto Components—1.1%
The Goodyear Tire & Rubber Co.	176,800	4,561,440

Beverages—0.3%
PepsiCo, Inc.	17,400	1,256,280

Biotechnology—4.1%
Biogen Idec, Inc. (a)	132,677	8,184,844
Genzyme Corp. (a)	55,400	4,129,516
United Therapeutics Corp. (a)	49,296	4,273,963

		16,588,323

Capital Markets—1.1%
The Bank of New York Mellon Corp.	105,300	4,394,169

Chemicals—4.0%
Monsanto Co.	103,718	11,564,557
The Mosaic Co. (a)	43,000	4,411,800

		15,976,357

Communications Equipment—1.6%
Cisco Systems, Inc. (a)	90,861	2,188,841
Polycom, Inc. (a)	197,200	4,444,888

		6,633,729

Computers & Peripherals—12.4%
Apple, Inc. (a)	146,700	21,051,450
Hewlett-Packard Co.	392,675	17,929,540
International Business Machines Corp.	10,300	1,185,942
NCR Corp. (a)	171,100	3,906,213
NetApp, Inc. (a)	198,400	3,977,920
Western Digital Corp. (a)	79,500	2,149,680

		50,200,745

Construction & Engineering—0.8%
The Shaw Group, Inc. (a) (b)	67,400	3,177,236

Diversified Consumer Services—0.7%
Apollo Group, Inc. (Class A) (a)	63,200	2,730,240

Diversified Financial Services—0.8%
Interactive Brokers Group, Inc. (a) (b)	132,800	3,408,976

Diversified Telecommunication Services—0.7%
AT&T, Inc.	69,000	2,642,700

Electronic Equipment & Instruments—1.0%
Avnet, Inc. (a)	127,698	4,179,556

Security Description	Shares	Value

Energy Equipment & Services—2.7%
National Oilwell Varco, Inc. (a)	189,300	$11,051,334

Food & Staples Retailing—7.6%
CVS Caremark Corp.	228,600	9,260,586
Great Atlantic & Pacific Tea Co., Inc. (a)	131,530	3,448,717
Safeway, Inc.	278,500	8,173,975
Wal-Mart Stores, Inc.	184,300	9,708,924

		30,592,202

Gas Utilities—0.4%
Southern Union Co. (a) (b)	75,400	1,754,558

Health Care Providers & Services—4.6%
Aetna, Inc.	83,900	3,531,351
CIGNA Corp.	99,200	4,024,544
McKesson Corp.	73,400	3,843,958
Medco Health Solutions, Inc. (a)	161,970	7,092,666

		18,492,519

Hotels, Restaurants & Leisure—3.5%
Burger King Holdings, Inc.	132,847	3,674,548
McDonald’s Corp.	119,200	6,647,784
Royal Caribbean Cruises, Ltd. (b)	116,000	3,816,400

		14,138,732

Insurance—3.7%
ACE, Ltd.	56,400	3,105,384
Berkshire Hathaway, Inc. (Class B) (a) (b)	1,320	5,904,228
PartnerRe, Ltd. (b)	26,700	2,037,210
The Chubb Corp.	76,400	3,780,272

		14,827,094

Life Sciences Tools & Services—3.3%
Charles River Laboratories International, Inc. (a) (b)	56,000	3,300,640
PerkinElmer, Inc.	234,500	5,686,625
Thermo Fisher Scientific, Inc. (a)	73,200	4,160,688

		13,147,953

Machinery—3.5%
AGCO Corp. (b)	130,300	7,802,364
Deere & Co.	24,600	1,978,824
The Manitowoc Co., Inc.	110,990	4,528,392

		14,309,580

Metals & Mining—0.9%
Allegheny Technologies, Inc.	48,763	3,479,728

Multi-Utilities—0.4%
CMS Energy Corp. (b)	109,000	1,475,860

Oil, Gas & Consumable Fuels—7.5%
ConocoPhillips	129,655	9,881,008
Exxon Mobil Corp.	46,400	3,924,512

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-40

Metropolitan Series Fund, Inc.

FI Large Cap Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—(Continued)
Noble Energy, Inc.	66,600	$4,848,480
Pioneer Natural Resources Co. (b)	84,500	4,150,640
Sunoco, Inc.	70,900	3,720,123
Tesoro Corp. (b)	129,000	3,870,000

		30,394,763

Pharmaceuticals—2.8%
Endo Pharmaceuticals Holdings, Inc. (a)	296,600	7,100,604
Pfizer, Inc.	192,000	4,018,560

		11,119,164

Road & Rail—1.0%
Union Pacific Corp. (b)	33,900	4,250,382

Semiconductors & Semiconductor Equipment—2.0%
Applied Materials, Inc.	347,300	6,775,823
Intel Corp.	57,300	1,213,614

		7,989,437

Software—10.4%
Adobe Systems, Inc. (a)	122,500	4,359,775
BMC Software, Inc. (a)	66,700	2,169,084
McAfee, Inc. (a)	61,100	2,021,799
Microsoft Corp.	818,700	23,234,706
Nuance Communications, Inc. (a) (b)	573,800	9,989,858

		41,775,222

Specialty Retail—1.7%
Tiffany & Co. (b)	106,700	4,464,328
TJX Cos., Inc.	67,200	2,222,304

		6,686,632

Textiles, Apparel & Luxury Goods—3.4%
Nike, Inc.	204,700	13,919,600

Tobacco—4.1%
Altria Group, Inc.	225,300	5,001,660
Philip Morris International, Inc. (a)	225,300	11,395,674

		16,397,334

Total Common Stock (Identified Cost $416,759,462)		397,610,044

Short Term Investments—10.0%
Security Description	Shares/Face Amount	Value

Mutual Funds—8.6%
State Street Navigator Securities Lending Prime Portfolio (c)	34,718,046	$34,718,046

Repurchase Agreement—1.4%
State Street Repurchase Agreement dated 03/31/08 at 1.25% to be repurchased at $5,522,192 on 04/01/08, collateralized by $5,035,000 U.S. Treasury Notes 4.625% due 11/15/16 with a value of $5,633,523.	$5,522,000	5,522,000

Total Short Term Investments (Identified Cost $40,240,046)		40,240,046

Total Investments—108.6% (Identified Cost $456,999,508) (d)		437,850,090
Liabilities in excess of other assets		(34,656,736)

Total Net Assets—100%		$403,193,354

(a)	Non-Income Producing.
(b)	A portion or all of the security was held on loan. As of March 31, 2008, the market value of securities loaned was $34,022,945 and the collateral received consisted of cash in the amount of $34,718,046. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	The aggregate cost of investments for federal income tax purposes as of March 31, 2008 was $456,999,508 and the composition of unrealized appreciation and depreciation of investment securities was $13,581,139 and $(32,730,557), respectively.

Statement of Accounting Standards No. 157 Valuation Disclosure

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-41

Metropolitan Series Fund, Inc.

FI Large Cap Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2008:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1—Quoted Prices	$425,186,050	$0
Level 2—Other Significant Observable Inputs	12,664,040	0
Level 3—Significant Unobservable Inputs	0	0

Total	$437,850,090	$0

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-42

Metropolitan Series Fund, Inc.

FI Mid Cap Opportunities Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Common Stock—97.7% of Total Net Assets

Security Description	Shares	Value

Airlines—0.9%
Delta Air Lines, Inc. (a) (b)	745,300	$6,409,580
Northwest Airlines Corp.	337,400	3,033,226

		9,442,806

Auto Components—1.5%
WABCO Holdings, Inc.	347,013	15,830,733

Beverages—5.1%
Coca-Cola Hellenic Bottling Co. S.A. (ADR) (a)	350,762	16,426,185
Molson Coors Brewing Co.	688,246	36,181,092

		52,607,277

Capital Markets—4.1%
Ashmore Group, Plc. (GBP)	2,490,471	13,840,631
EFG International (CHF) (a)	474,513	16,267,046
Lehman Brothers Holdings, Inc.	336,394	12,661,870

		42,769,547

Commercial Services & Supplies—1.2%
Waste Management, Inc.	359,300	12,058,108

Communications Equipment—11.0%
Harris Corp.	159,782	7,754,221
Juniper Networks, Inc. (b)	1,022,904	25,572,600
Nokia Corp. (ADR)	1,828,700	58,207,521
Research In Motion, Ltd. (b)	182,100	20,437,083
Research In Motion, Ltd. (CAD)	14,100	1,584,903

		113,556,328

Construction Materials—0.1%
Texas Industries, Inc. (a)	8,606	517,307

Diversified Consumer Services—8.1%
DeVry, Inc. (a)	977,408	40,894,751
Service Corp. International	670,200	6,795,828
Weight Watchers International, Inc. (a)	765,394	35,460,704

		83,151,283

Diversified Financial Services—1.7%
Agrenco, Ltd. (BRL) (b)	451,400	1,357,535
Bolsa de Mercadorias e Futuros (BRL) (b)	1,788,800	16,395,028

		17,752,563

Electric Utilities—1.0%
Pepco Holdings, Inc.	422,531	10,444,966

Electrical Equipment—5.5%
Alstom (EUR) (a)	95,600	20,788,048
Nexans S.A. (EUR) (a)	158,231	18,719,153
Prysmian S.p.A. (EUR) (a) (b)	805,010	17,179,596

		56,686,797

Security Description	Shares	Value

Energy Equipment & Services—7.1%
BJ Services Co.	371,400	$10,588,614
Diamond Offshore Drilling, Inc. (a)	248,214	28,892,110
Halliburton Co.	266,700	10,489,311
SEACOR Holdings, Inc. (a) (b)	148,200	12,650,352
Weatherford International, Ltd. (b)	147,200	10,667,584

		73,287,971

Food & Staples Retailing—3.1%
CVS Caremark Corp.	790,700	32,031,257

Health Care Equipment & Supplies—3.4%
C.R. Bard, Inc.	178,219	17,180,311
Stryker Corp.	280,754	18,263,048

		35,443,359

Health Care Providers & Services—3.4%
Express Scripts, Inc. (b)	270,114	17,373,733
Henry Schein, Inc. (b)	301,523	17,307,420

		34,681,153

Hotels, Restaurants & Leisure—0.2%
International Game Technology	57,104	2,296,152

Household Durables—3.4%
Harman International Industries, Inc. (a)	805,295	35,062,544

Internet Software & Services—2.2%
Akamai Technologies, Inc. (a) (b)	798,588	22,488,238

IT Services—4.3%
Fiserv, Inc. (b)	650,371	31,276,342
Global Cash Access, Inc. (a) (b)	1,192,234	6,986,491
Redecard S.A. (BRL)	7,200	120,392
Visa, Inc. (b)	93,492	5,830,161

		44,213,386

Life Sciences Tools & Services—1.3%
Waters Corp. (b)	245,370	13,667,109

Machinery—4.3%
Flowserve Corp.	420,102	43,850,247

Media—3.9%
The Walt Disney Co.	661,319	20,752,190
Time Warner, Inc.	1,419,605	19,902,862

		40,655,052

Oil, Gas & Consumable Fuels—13.3%
Chesapeake Energy Corp. (a)	678,933	31,332,758
Consol Energy, Inc.	148,990	10,308,618
CVR Energy, Inc. (a) (b)	135,926	3,130,376
EOG Resources, Inc.	259,636	31,156,320
EXCO Resources, Inc. (a) (b)	646,300	11,956,550
Sunoco, Inc.	147,672	7,748,350
Tesoro Corp. (a)	257,877	7,736,310

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-43

Metropolitan Series Fund, Inc.

FI Mid Cap Opportunities Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—(Continued)
Valero Energy Corp.	174,998	$8,594,151
XTO Energy, Inc.	414,800	25,659,528

		137,622,961

Pharmaceuticals—0.5%
Allergan, Inc.	87,775	4,949,632

Real Estate Management & Development—1.1%
Indiabulls Real Estate, Ltd. (INR) (b)	911,042	11,408,697
The St. Joe Co. (a) (b)	1,936	83,113

		11,491,810

Road & Rail—2.9%
CSX Corp.	139,500	7,821,765
Hertz Global Holdings, Inc. (a) (b)	1,828,500	22,051,710

		29,873,475

Wireless Telecommunication Services—3.1%
American Tower Corp. (Class A) (b)	805,219	31,572,638

Total Common Stock (Identified Cost $1,066,795,713)		1,008,004,699

Units—0.7%

Road & Rail—0.7%
All-America Latina Logistica S.A. (BRL)	696,500	7,061,952

Total Units (Identified Cost $7,706,688)		7,061,952

Short Term Investments—18.7%
Security Description	Shares/Face Amount	Value

Mutual Funds—15.6%
State Street Navigator Securities Lending Prime Portfolio (c)	160,507,876	$160,507,876

Repurchase Agreement—3.1%
State Street Repurchase Agreement dated 03/31/08 at 1.25% to be repurchased at $32,328,122 on 04/01/08, collateralized by $31,825,000 U.S. Treasury Notes 4.00% due 08/31/09 with a value of $32,978,656.	$32,327,000	32,327,000

Total Short Term Investments (Identified Cost $192,834,876)		192,834,876

Total Investments—117.1% (Identified Cost $1,267,337,277) (d)		1,207,901,527
Liabilities in excess of other assets		(176,062,569)

Total Net Assets—100%		$1,031,838,958

(a)	A portion or all of the security was held on loan. As of March 31, 2008, the market value of securities loaned was $172,137,411 and the collateral received consisted of cash in the amount of $160,507,876 and non-cash collateral with a value of $16,204,207. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian.
(b)	Non-Income Producing.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	The aggregate cost of investments for federal income tax purposes as of March 31, 2008 was $1,267,337,277 and the composition of unrealized appreciation and depreciation of investment securities was $81,289,600 and $(140,725,350), respectively.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound
(INR)—	Indian Rupee

Statement of Accounting Standards No. 157 Valuation Disclosure

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-44

Metropolitan Series Fund, Inc.

FI Mid Cap Opportunities Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2008:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1—Quoted Prices	$1,050,851,545	$0
Level 2—Other Significant Observable Inputs	157,049,982	0
Level 3—Significant Unobservable Inputs	0	0

Total	$1,207,901,527	$0

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-45

Metropolitan Series Fund, Inc.

FI Value Leaders Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Common Stock—99.7% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.2%
Lockheed Martin Corp.	64,900	$6,444,570
Raytheon Co.	141,600	9,148,776

		15,593,346

Airlines—0.4%
Southwest Airlines Co. (a)	229,200	2,842,080

Biotechnology—1.3%
Biogen Idec, Inc. (b)	150,600	9,290,514

Capital Markets—2.0%
The Bank of New York Mellon Corp.	329,100	13,733,343

Chemicals—3.0%
Albemarle Corp.	127,515	4,656,848
Celanese Corp.	181,700	7,095,385
CF Industries Holdings, Inc.	39,000	4,041,180
The Mosaic Co. (b)	51,500	5,283,900

		21,077,313

Commercial Banks—6.7%
PNC Financial Services Group, Inc.	151,814	9,954,444
Regions Financial Corp. (a)	313,833	6,198,202
SunTrust Banks, Inc.	180,300	9,941,742
Wells Fargo & Co.	589,900	17,166,090
Whitney Holding Corp. (a)	150,300	3,725,937

		46,986,415

Commercial Services & Supplies—0.6%
Manpower, Inc.	70,500	3,966,330

Computers & Peripherals—3.0%
Apple, Inc. (b)	52,200	7,490,700
Hewlett-Packard Co.	299,600	13,679,736

		21,170,436

Construction & Engineering—0.1%
The Shaw Group, Inc. (a) (b)	15,500	730,670

Consumer Finance—0.7%
Discover Financial Services (a)	280,500	4,591,785

Diversified Financial Services—7.5%
Bank of America Corp.	674,004	25,551,492
Citigroup, Inc.	547,266	11,722,438
Interactive Brokers Group, Inc. (a) (b)	160,768	4,126,914
JPMorgan Chase & Co.	261,428	11,228,333

		52,629,177

Diversified Telecommunication Services—5.9%
AT&T, Inc.	917,000	35,121,100
Embarq Corp.	154,900	6,211,490

		41,332,590

Security Description	Shares	Value

Electric Utilities—4.1%
Edison International	192,500	$9,436,350
FirstEnergy Corp.	127,000	8,714,740
PPL Corp.	235,600	10,818,752

		28,969,842

Electronic Equipment & Instruments—0.5%
Avnet, Inc. (b)	111,700	3,655,941

Energy Equipment & Services—3.4%
ENSCO International, Inc. (a)	97,500	6,105,450
National Oilwell Varco, Inc. (b)	114,600	6,690,348
Transocean, Inc. (b)	83,872	11,339,494

		24,135,292

Food & Staples Retailing—4.0%
CVS Caremark Corp.	164,300	6,655,793
Great Atlantic & Pacific Tea Co., Inc. (a) (b)	205,600	5,390,832
Safeway, Inc.	276,800	8,124,080
The Kroger Co.	301,700	7,663,180

		27,833,885

Gas Utilities—0.5%
Energen Corp.	58,700	3,657,010

Health Care Equipment & Supplies—0.6%
Baxter International, Inc.	75,100	4,342,282

Health Care Providers & Services—2.7%
McKesson Corp.	125,800	6,588,146
Medco Health Solutions, Inc. (b)	157,400	6,892,546
WellPoint, Inc. (b)	123,500	5,450,055

		18,930,747

Hotels, Restaurants & Leisure—1.7%
McDonald’s Corp.	142,200	7,930,494
Royal Caribbean Cruises, Ltd. (a)	132,600	4,362,540

		12,293,034

Household Durables—0.4%
D.R. Horton, Inc. (a)	184,700	2,909,025

Household Products—1.8%
Energizer Holdings, Inc. (a) (b)	58,194	5,265,393
Procter & Gamble Co.	105,200	7,371,364

		12,636,757

Independent Power Producers & Energy Traders—0.4%
Mirant Corp. (a) (b)	76,700	2,791,113

Industrial Conglomerates—4.0%
General Electric Co.	752,500	27,850,025

Insurance—6.4%
ACE, Ltd.	182,504	10,048,670
American International Group, Inc.	145,200	6,279,900

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-46

Metropolitan Series Fund, Inc.

FI Value Leaders Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Insurance—(Continued)
Berkshire Hathaway, Inc. (Class B) (b)	2,100	$9,393,090
National Financial Partners Corp. (a)	168,100	3,777,207
PartnerRe, Ltd. (a)	69,500	5,302,850
Principal Financial Group, Inc. (a)	80,600	4,491,032
The Chubb Corp.	110,200	5,452,696

		44,745,445

Life Sciences Tools & Services—0.9%
Thermo Fisher Scientific, Inc. (b)	112,200	6,377,448

Machinery—2.0%
AGCO Corp. (a)	116,700	6,987,996
Deere & Co.	88,200	7,094,808

		14,082,804

Media—2.2%
Liberty Media Entertainment (Series A) (b)	316,200	7,158,768
Time Warner, Inc.	614,800	8,619,496

		15,778,264

Metals & Mining—1.4%
Nucor Corp.	143,600	9,727,464

Multi-Utilities—1.6%
CMS Energy Corp. (a)	310,843	4,208,814
Public Service Enterprise Group, Inc.	168,000	6,751,920

		10,960,734

Oil, Gas & Consumable Fuels—13.1%
Chevron Corp.	131,300	11,207,768
ConocoPhillips	308,311	23,496,381
Exxon Mobil Corp.	453,590	38,364,642
Mariner Energy, Inc. (a) (b)	110,264	2,978,231
Southwestern Energy Co. (a) (b)	132,400	4,460,556
Tesoro Corp. (a)	70,663	2,119,890
Valero Energy Corp.	145,190	7,130,281
Western Refining, Inc. (a)	182,700	2,460,969

		92,218,718

Pharmaceuticals—1.6%
Pfizer, Inc.	554,700	11,609,871

Real Estate Investment Trusts—0.8%
Annaly Capital Management, Inc.	384,200	5,885,944

Road & Rail—1.9%
Norfolk Southern Corp.	117,100	6,360,872
Union Pacific Corp.	56,500	7,083,970

		13,444,842

Specialty Retail—1.4%
Advance Auto Parts, Inc.	94,600	3,221,130
Staples, Inc.	292,900	6,476,019

		9,697,149

Security Description	Shares	Value

Textiles, Apparel & Luxury Goods—1.1%
Nike, Inc.	56,100	$3,814,800
Polo Ralph Lauren Corp. (a)	63,300	3,689,757

		7,504,557

Thrifts & Mortgage Finance—3.6%
Astoria Financial Corp.	118,661	3,222,833
Downey Financial Corp. (a)	200,500	3,685,190
Federal National Mortgage Association	420,200	11,059,664
People’s United Financial, Inc.	407,200	7,048,632

		25,016,319

Tobacco—3.5%
Altria Group, Inc.	340,000	7,548,000
Philip Morris International, Inc. (b)	340,000	17,197,200

		24,745,200

Wireless Telecommunication Services—0.7%
NII Holdings, Inc. (b)	147,100	4,674,838

Total Common Stock (Identified Cost $730,205,746)		700,418,549

Short Term Investments—8.6%
Security Description	Shares/Face Amount	Value

Mutual Funds—8.3%
State Street Navigator Securities Lending Prime Portfolio (c)	58,264,621	58,264,621

Repurchase Agreement—0.3%
State Street Corp. Repurchase Agreement dated 03/31/08 at 0.90% to be repurchased at $2,011,050 on 04/01/08, collateralized by $2,000,000 U.S. Treasury Bond 4.375% due 02/15/38 with a value of $2,055,000.	$2,011,000	2,011,000

Total Short Term Investments (Identified Cost $60,275,621)		60,275,621

Total Investments—108.3% (Identified Cost $790,481,367) (d)		760,694,170
Liabilities in excess of other assets		(58,216,287)

Total Net Assets—100%		$702,477,883

(a)	A portion or all of the security was held on loan. As of March 31, 2008, the market value of securities loaned was $57,721,413 and the collateral received consisted of cash in the amount of $58,264,621 and non-cash collateral with a value of $290,938. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian.
(b)	Non-Income Producing.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-47

Metropolitan Series Fund, Inc.

FI Value Leaders Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	The aggregate cost of investments for federal income tax purposes as of March 31, 2008 was $790,481,367 and the composition of unrealized appreciation and depreciation of investment securities was $23,653,276 and $(53,440,473), respectively.

Statement of Accounting Standards No. 157 Valuation Disclosure

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2008:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1—Quoted Prices	$753,399,270	$0
Level 2—Other Significant Observable Inputs	7,294,900	0
Level 3—Significant Unobservable Inputs	0	0

Total	$760,694,170	$0

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-48

Metropolitan Series Fund, Inc.

Franklin Templeton Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Common Stock—94.2% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.5%
Orbital Sciences Corp. (a) (b)	97,800	$2,356,980
Stanley, Inc. (b)	34,693	1,022,056

		3,379,036

Air Freight & Logistics—0.8%
Pacer International, Inc.	60,600	995,658

Airlines—0.8%
Allegiant Travel Co. (b)	42,400	1,120,208

Auto Components—2.5%
Drew Industries, Inc. (a) (b)	73,300	1,792,918
Tenneco, Inc. (b)	55,000	1,536,700

		3,329,618

Biotechnology—1.8%
Angiotech Pharmaceuticals, Inc. (a) (b)	367,500	771,750
Myriad Genetics, Inc. (a) (b)	40,800	1,643,832

		2,415,582

Capital Markets—0.7%
Kohlberg Capital Corp.	3,842	39,880
optionsXpress Holdings, Inc. (a)	39,800	824,258

		864,138

Chemicals—2.4%
FMC Corp.	38,200	2,119,718
Minerals Technologies, Inc. (a)	17,200	1,080,160

		3,199,878

Commercial Banks—0.7%
East West Bancorp, Inc. (a)	54,500	967,375

Commercial Services & Supplies—2.3%
Huron Consulting Group, Inc. (b)	36,100	1,499,955
Mobile Mini, Inc. (a) (b)	80,200	1,523,800

		3,023,755

Communications Equipment—3.8%
Ixia (b)	274,300	2,128,568
Riverbed Technology, Inc. (b)	53,300	792,038
ViaSat, Inc. (b)	99,900	2,169,828

		5,090,434

Computers & Peripherals—2.0%
Compellent Technologies, Inc. (a) (b)	90,900	1,136,250
Xyratex, Ltd. (b)	82,900	1,487,226

		2,623,476

Diversified Consumer Services—1.9%
Strayer Education, Inc.	10,300	1,570,750
Universal Technical Institute, Inc. (a) (b)	85,700	1,005,261

		2,576,011

Security Description	Shares	Value

Diversified Financial Services—0.7%
MSCI, Inc. (b)	21,500	$639,625
NewStar Financial, Inc. (a) (b)	62,900	325,822

		965,447

Electronic Equipment & Instruments—7.0%
Coherent, Inc. (a) (b)	61,400	1,712,446
FARO Technologies, Inc. (a) (b)	61,900	1,930,042
FLIR Systems, Inc. (a) (b)	75,300	2,265,777
National Instruments Corp.	54,100	1,414,174
Trimble Navigation, Ltd. (a) (b)	70,100	2,004,159

		9,326,598

Energy Equipment & Services—3.7%
Dril-Quip, Inc. (b)	29,000	1,347,630
Helix Energy Solutions Group, Inc. (b)	35,200	1,108,800
Superior Energy Services, Inc. (b)	61,200	2,424,744

		4,881,174

Food Products—1.6%
Hain Celestial Group, Inc. (a) (b)	72,300	2,132,850

Health Care Equipment & Supplies—2.6%
American Medical Systems Holdings, Inc. (a) (b)	131,700	1,868,823
DexCom, Inc. (a) (b)	130,700	541,098
TomoTherapy, Inc. (a) (b)	72,200	1,036,070

		3,445,991

Health Care Providers & Services—3.3%
MWI Veterinary Supply, Inc. (a) (b)	19,100	673,466
Psychiatric Solutions, Inc. (a) (b)	69,100	2,343,872
VCA Antech, Inc. (b)	47,900	1,310,065

		4,327,403

Health Care Technology—0.8%
Trizetto Group (a) (b)	59,900	999,731

Hotels, Restaurants & Leisure—7.6%
BJ’s Restaurants, Inc. (a) (b)	79,000	1,138,390
Chipotle Mexican Grill, Inc. (a) (b)	26,200	2,543,758
Orient-Express Hotels, Ltd. (Class A)	34,100	1,471,756
Panera Bread Co. (a) (b)	35,600	1,491,284
Penn National Gaming, Inc. (b)	51,600	2,256,468
Ruth’s Chris Steak House, Inc. (a) (b)	12,100	83,611
Shuffle Master, Inc. (a) (b)	198,900	1,064,115

		10,049,382

Internet & Catalog Retail—0.5%
Shutterfly, Inc. (a) (b)	44,600	663,202

Internet Software & Services—2.1%
DealerTrack Holdings, Inc. (a) (b)	47,800	966,516
Internap Network Services Corp. (a) (b)	121,288	601,589
Omniture, Inc. (b)	50,100	1,162,821

		2,730,926

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-49

Metropolitan Series Fund, Inc.

Franklin Templeton Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

IT Services—4.5%
Cybersource Corp. (b)	88,600	$1,294,446
Heartland Payment Systems, Inc. (a)	56,800	1,306,968
RightNow Technologies, Inc. (a) (b)	63,500	755,650
Sapient Corp. (b)	383,600	2,669,856

		6,026,920

Life Sciences Tools & Services—2.9%
Parexel International Corp. (b)	80,900	2,111,490
Varian, Inc. (b)	30,100	1,743,392

		3,854,882

Machinery—1.4%
Force Protection, Inc. (a) (b)	154,800	311,148
The Manitowoc Co., Inc.	37,500	1,530,000

		1,841,148

Media—1.4%
Lions Gate Entertainment Corp. (a) (b)	185,900	1,812,525

Oil, Gas & Consumable Fuels—5.0%
Bill Barrett Corp. (a) (b)	45,300	2,140,425
Mariner Energy, Inc. (a) (b)	89,100	2,406,591
McMoran Exploration Co. (a) (b)	78,500	1,357,265
PetroHawk Energy Corp. (b)	35,500	716,035

		6,620,316

Pharmaceuticals—1.6%
Cadence Pharmaceuticals, Inc. (a) (b)	73,094	434,909
Impax Laboratories, Inc. (a) (b)	35,400	329,220
Penwest Pharmaceuticals Co. (a) (b)	102,500	266,500
The Medicines Co. (b)	54,900	1,108,980

		2,139,609

Real Estate Investment Trusts—1.7%
FelCor Lodging Trust, Inc.	128,200	1,542,246
iStar Financial, Inc. (a)	55,600	780,068

		2,322,314

Semiconductors & Semiconductor Equipment—10.0%
Atheros Communications, Inc. (b)	59,400	1,237,896
Formfactor, Inc. (b)	56,800	1,084,880
Microsemi Corp. (a) (b)	102,020	2,326,056
Microtune, Inc. (b)	176,200	644,892
NetLogic Microsystems, Inc. (a) (b)	83,500	2,015,690
Power Integrations, Inc. (b)	94,100	2,753,366
Silicon Laboratories, Inc. (b)	57,500	1,813,550
Varian Semiconductor Equipment Associates, Inc. (b)	50,600	1,424,390

		13,300,720

Software—6.5%
Ansys, Inc. (b)	32,500	1,121,900
Bottomline Technologies, Inc. (b)	134,000	1,688,400
EPIQ System, Inc. (a) (b)	17,800	276,256

Security Description	Shares	Value

Software—(Continued)
MICROS Systems, Inc. (b)	19,300	$649,638
Nuance Communications, Inc. (b)	151,800	2,642,838
Quest Software, Inc. (b)	162,500	2,123,875
Voltaire, Ltd. (a) (b)	34,600	172,654

		8,675,561

Specialty Retail—3.9%
Aeropostale, Inc. (b)	27,300	740,103
Hibbett Sports, Inc. (a) (b)	40,200	620,688
Men’s Wearhouse, Inc. (a)	30,600	712,062
Tractor Supply Co. (a) (b)	47,900	1,893,008
Zumiez, Inc. (a) (b)	75,300	1,181,457

		5,147,318

Textiles, Apparel & Luxury Goods—1.4%
FGX International Holdings, Ltd. (b)	101,300	1,211,548
Lululemon Athletica, Inc. (a) (b)	22,800	648,204

		1,859,752

Thrifts & Mortgage Finance—0.6%
Clayton Holdings, Inc. (a) (b)	176,200	817,568

Wireless Telecommunication Services—1.2%
SBA Communications Corp. (a) (b)	55,500	1,655,565

Total Common Stock (Identified Cost $138,118,534)		125,182,071

Short Term Investments—26.8%
Security Description	Face Amount/Shares	Value

Discount Notes—5.2%
Federal Home Loan Bank 1.52%, 04/01/08	$6,850,000	6,850,000

Mutual Funds—21.6%
State Street Navigator Securities Lending Prime Portfolio (c)	28,748,078	28,748,078

Total Short Term Investments (Identified Cost $35,598,078)		35,598,078

Total Investments—121.0% (Identified Cost $173,716,612) (d)		160,780,149
Liabilities in excess of other assets		(27,907,474)

Total Net Assets—100%		$132,872,675

(a)	A portion or all of the security was held on loan. As of March 31, 2008, the market value of securities loaned was $28,366,127 and the collateral received consisted of cash in the amount of $28,748,078. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Non-Income Producing.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-50

Metropolitan Series Fund, Inc.

Franklin Templeton Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	The aggregate cost of investments for federal income tax purposes as of March 31, 2008 was $173,716,612 and the composition of unrealized appreciation and depreciation of investment securities was $12,931,391 and $(25,867,854), respectively.

Statement of Accounting Standards No. 157 Valuation Disclosure

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2008:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1—Quoted Prices	$153,930,149	$0
Level 2—Other Significant Observable Inputs	6,850,000	0
Level 3—Significant Unobservable Inputs	0	0

Total	$160,780,149	$0

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-51

Metropolitan Series Fund, Inc.

Harris Oakmark Focused Value Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Common Stock—93.4% of Total Net Assets

Security Description	Shares	Value

Capital Markets—10.7%
Legg Mason, Inc.	1,200,000	$67,176,000
Merrill Lynch & Co., Inc.	1,317,215	53,663,339
Morgan Stanley	1,500,000	68,550,000

		189,389,339

Chemicals—3.5%
International Flavors & Fragrances, Inc.	1,400,000	61,670,000

Commercial Services & Supplies—5.2%
Robert Half International, Inc.	3,600,000	92,664,000

Computers & Peripherals—8.3%
Dell, Inc. (a)	3,600,000	71,712,000
Teradata Corp. (a)	3,400,000	75,004,000

		146,716,000

Consumer Finance—3.5%
Discover Financial Services	3,800,000	62,206,000

Diversified Financial Services—1.6%
Liberty Media Capital (Series A) (a)	1,813,401	28,542,932

Health Care Equipment & Supplies—5.3%
Hospira, Inc. (a)	2,200,000	94,094,000

Health Care Providers & Services—4.0%
Tenet Healthcare Corp. (a) (b)	12,500,300	70,751,698

Hotels, Restaurants & Leisure—5.7%
Starwood Hotels & Resorts Worldwide, Inc.	674,200	34,889,850
Yum! Brands, Inc.	1,800,000	66,978,000

		101,867,850

Internet & Catalog Retail—5.1%
Liberty Media Interactive (Series A) (a)	5,600,000	90,384,000

Life Sciences Tools & Services—8.8%
MDS, Inc. (b)	3,000,000	58,440,000
PerkinElmer, Inc.	4,000,000	97,000,000

		155,440,000

Media—5.0%
Cablevision Systems Corp. (Class A) (a)	166,300	3,563,809
Virgin Media, Inc. (b)	6,000,000	84,420,000

		87,983,809

Personal Products—5.1%
Avon Products, Inc.	2,300,000	90,942,000

Semiconductors & Semiconductor Equipment—15.6%
Intel Corp.	6,100,000	129,198,000
Micron Technology, Inc. (a) (b)	9,200,000	54,924,000
National Semiconductor Corp.	5,000,000	91,600,000

		275,722,000

Security Description	Shares	Value

Specialty Retail—4.5%
Tiffany & Co. (b)	1,900,300	$79,508,552

Textiles, Apparel & Luxury Goods—1.5%
Timberland Co. (Class A) (a) (b)	1,936,472	26,587,760

Total Common Stock (Identified Cost $1,845,746,998)		1,654,469,940

Short Term Investments—14.1%
Security Description	Shares/Face Amount	Value

Mutual Funds—7.1%
State Street Navigator Securities Lending Prime Portfolio (c)	125,474,691	125,474,691

Repurchase Agreement—7.0%
State Street Repurchase Agreement dated 03/31/08 at 1.250% to be repurchased at $125,445,356 on 04/01/08, collateralized by $125,000,000 U.S. Treasury Note 4.000% due 08/31/09 with a value of $129,531,250.	$125,441,000	125,441,000

Total Short Term Investments (Identified Cost $250,915,691)		250,915,691

Total Investments—107.5% (Identified Cost $2,096,662,689) (d)		1,905,385,631
Liabilities in excess of other assets		(133,295,465)

Total Net Assets—100%		$1,772,090,166

(a)	Non-Income Producing.
(b)	A portion or all of the security was held on loan. As of March 31, 2008, the market value of securities loaned was $125,866,043 and the collateral received consisted of cash in the amount of $125,474,691 and non-cash collateral with a value of $55,200. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	The aggregate cost of investments for federal income tax purposes as of March 31, 2008 was $2,096,662,689 and the composition of unrealized appreciation and depreciation of investment securities was $80,158,061 and $(271,435,119), respectively.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-52

Metropolitan Series Fund, Inc.

Harris Oakmark Focused Value Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Statement of Accounting Standards No. 157 Valuation Disclosure

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2008:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1—Quoted Prices	$1,779,944,631	$0
Level 2—Other Significant Observable Inputs	125,441,000	0
Level 3—Significant Unobservable Inputs	0	0

Total	$1,905,385,631	$0

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-53

Metropolitan Series Fund, Inc.

Jennison Growth Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Common Stock—96.6% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—3.0%
Raytheon Co.	237,400	$15,338,414
United Technologies Corp.	318,600	21,926,052

		37,264,466

Beverages—4.0%
PepsiCo, Inc.	336,900	24,324,180
The Coca-Cola Co.	411,800	25,066,266

		49,390,446

Biotechnology—8.0%
Amgen, Inc. (a)	246,400	10,294,592
Genentech, Inc. (a)	368,000	29,874,240
Gilead Sciences, Inc. (a)	1,109,500	57,172,535

		97,341,367

Capital Markets—4.3%
Lazard, Ltd. (b)	270,200	10,321,640
Merrill Lynch & Co., Inc.	219,000	8,922,060
The Charles Schwab Corp.	1,099,200	20,697,936
The Goldman Sachs Group, Inc.	73,600	12,172,704

		52,114,340

Chemicals—3.2%
Monsanto Co.	351,200	39,158,800

Communications Equipment—8.8%
Cisco Systems, Inc. (a)	1,463,600	35,258,124
Nokia Corp. (ADR)	444,900	14,161,167
QUALCOMM, Inc.	496,200	20,344,200
Research In Motion, Ltd. (a)	334,500	37,540,935

		107,304,426

Computers & Peripherals—4.4%
Apple, Inc. (a)	170,000	24,395,000
Hewlett-Packard Co.	650,900	29,720,094

		54,115,094

Diversified Financial Services—0.8%
NYSE Euronext	154,900	9,558,879

Electrical Equipment—2.7%
ABB, Ltd. (ADR)	436,300	11,745,196
First Solar, Inc. (a)	90,700	20,964,398

		32,709,594

Energy Equipment & Services—2.1%
Schlumberger, Ltd.	291,800	25,386,600

Food & Staples Retailing—4.0%
Costco Wholesale Corp.	297,100	19,302,587
CVS Caremark Corp.	480,500	19,465,055
Whole Foods Market, Inc. (b)	294,800	9,719,556

		48,487,198

Security Description	Shares	Value

Health Care Equipment & Supplies—5.9%
Alcon, Inc.	180,600	$25,690,350
Baxter International, Inc.	425,200	24,585,064
Hologic, Inc. (a)	133,900	7,444,840
St. Jude Medical, Inc. (a)	326,000	14,079,940

		71,800,194

Hotels, Restaurants & Leisure—1.5%
Marriott International, Inc.	530,500	18,227,980

Household Products—2.8%
Colgate-Palmolive Co.	438,000	34,124,580

Industrial Conglomerates—2.8%
General Electric Co.	926,000	34,271,260

Internet & Catalog Retail—1.2%
Amazon.com, Inc. (a)	198,500	14,153,050

Internet Software & Services—4.4%
Akamai Technologies, Inc. (a) (b)	407,600	11,478,016
Google, Inc. (a)	95,100	41,888,697

		53,366,713

IT Services—2.4%
Infosys Technologies Ltd. (ADR) (b)	310,500	11,106,585
Visa, Inc. (a)	302,000	18,832,720

		29,939,305

Life Sciences Tools & Services—1.8%
Thermo Fisher Scientific, Inc. (a)	389,100	22,116,444

Media—4.2%
News Corp. (Class A)	1,046,500	19,621,875
The Walt Disney Co.	1,030,300	32,330,814

		51,952,689

Multi-Utilities—0.5%
Veolia Environnement S.A. (ADR)	83,700	5,853,141

Multiline Retail—0.5%
Saks, Inc. (a) (b)	450,100	5,612,747

Oil, Gas & Consumable Fuels—3.7%
Marathon Oil Corp.	385,800	17,592,480
Occidental Petroleum Corp.	245,300	17,948,601
Southwestern Energy Co. (a)	296,100	9,975,609

		45,516,690

Pharmaceuticals—12.1%
Abbott Laboratories	546,100	30,117,415
Elan Corp., Plc. (ADR) (a)	349,400	7,288,484
Merck & Co., Inc.	593,200	22,511,940
Mylan, Inc. (b)	587,000	6,809,200
Roche Holding AG (ADR)	298,800	28,191,780

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-54

Metropolitan Series Fund, Inc.

Jennison Growth Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Pharmaceuticals—(Continued)
Schering-Plough Corp.	687,800	$9,911,198
Teva Pharmaceutical Industries, Ltd. (ADR)	520,200	24,028,038
Wyeth	449,400	18,766,944

		147,624,999

Software—4.9%
Adobe Systems, Inc. (a)	586,600	20,877,094
Microsoft Corp.	1,373,100	38,968,578

		59,845,672

Textiles, Apparel & Luxury Goods—2.6%
Coach, Inc. (a)	334,400	10,082,160
Nike, Inc.	326,000	22,168,000

		32,250,160

Total Common Stock (Identified Cost $1,097,238,522)		1,179,486,834

Short Term Investments—6.5%
Security Description	Shares/Face Amount	Value

Mutual Funds—3.6%
State Street Navigator Securities Lending Prime Portfolio (c)	43,778,332	43,778,332

Security Description	Face Amount	Value

Repurchase Agreement—2.9%
State Street Repurchase Agreement dated 03/31/08 at 1.250% to be repurchased at $35,907,247 on 04/01/08, collateralized by $35,345,000 U.S. Treasury Note 4.000% due 08/31/09 with a value of $36,626,256.	$35,906,000	$35,906,000

Total Short Term Investments (Identified Cost $79,684,332)		79,684,332

Total Investments—103.1% (Identified Cost $1,176,922,854) (d)		1,259,171,166
Liabilities in excess of other assets		(37,962,092)

Total Net Assets—100%		$1,221,209,074

(a)	Non-Income Producing.
(b)	A portion or all of the security was held on loan. As of March 31, 2008, the market value of securities loaned was $43,606,161 and the collateral received consisted of cash in the amount of $43,778,332 and non-cash collateral with a value of $1,147,090. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	The aggregate cost of investments for federal income tax purposes as of March 31, 2008 was $1,176,922,854 and the composition of unrealized appreciation and depreciation of investment securities was $140,322,832 and $(58,074,520), respectively.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

Statement of Accounting Standards No. 157 Valuation Disclosure

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2008:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1—Quoted Prices	$1,223,265,166	$0
Level 2—Other Significant Observable Inputs	35,906,000	0
Level 3—Significant Unobservable Inputs	0	0

Total	$1,259,171,166	$0

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-55

Metropolitan Series Fund, Inc.

Julius Baer International Stock Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Common Stock—90.4% of Total Net Assets

Security Description	Shares	Value

Australia—4.0%
BHP Billiton, Ltd.	181,326	$5,951,994
Consolidated Media Holdings, Ltd.	33,841	115,502
Crown, Ltd.	33,841	325,181
Fairfax Media, Ltd. (a)	44,041	139,961
Macquarie Airports	2,231,709	6,665,789
Newcrest Mining, Ltd.	341,172	10,418,383
Rio Tinto, Ltd. (a)	95,292	10,646,451

		34,263,261

Austria—4.1%
Erste Bank der oesterreichischen Sparkassen AG	37,698	2,455,856
Flughafen Wien AG	23,013	2,776,363
Immoeast AG	281,115	2,709,521
OMV AG	238,423	15,770,270
Raiffeisen International Bank Holding AG (a)	48,541	6,651,308
Telekom Austria AG	24,149	500,250
Verbund-Oesterreichische Elektrizitaetswirtschafts AG (Class A) (a)	13,691	977,745
Wiener Staedtische Versicherung AG	27,986	2,146,775
Wienerberger AG	23,391	1,250,259

		35,238,347

Belgium—1.0%
Groupe Bruxelles Lambert S.A.	3,743	457,123
KBC Ancora	37,829	3,894,807
KBC Groep NV	33,299	4,321,696

		8,673,626

Bermuda—0.5%
GOME Electrical Appliances Holdings, Ltd. (HKD) (a)	1,742,797	4,001,375

Canada—5.4%
Barrick Gold Corp.	100,137	4,374,080
Cameco Corp.	34,534	1,137,409
Canadian Natural Resources, Ltd.	30,728	2,101,568
Eldorado Gold Corp.	115,097	793,116
Imperial Oil, Ltd. (a)	28,032	1,467,830
Ivanhoe Mines, Ltd.	424,913	4,425,100
Kinross Gold Corp.	63,315	1,411,177
OPTI Canada, Inc. (b)	26,777	450,866
Potash Corp. of Saskatchewan, Inc.	96,667	15,006,459
Research In Motion, Ltd. (b)	84,072	9,435,400
Suncor Energy, Inc.	38,248	3,693,206
Suncor Energy, Inc. (USD)	5,700	549,195
Talisman Energy, Inc. (a)	47,987	850,497
UTS Energy Corp.	78,584	400,014

		46,095,917

Cayman Islands—0.3%
Hutchison Tellecommunications (HKD)	192,000	274,739
Melco PLB Entertainment Macau, Ltd. (ADR) (a) (b)	232,065	2,640,900

		2,915,639

Security Description	Shares	Value

Chile—0.1%
Sociedad Quimica y Minera de Chile S.A. (ADR)	51,880	$1,212,954

China—0.4%
Beijing Capital International Airport Co., Ltd. (a)	3,552,915	3,240,334

Cyprus—0.2%
Bank of Cyprus Public Co., Ltd.	177,541	2,114,780

Czech Republic—2.5%
Komercni Banka AS (GDR)	272,979	21,619,937

Denmark—1.1%
Carlsberg A/S (Class B) (a)	33,836	4,332,751
Danske Bank A/S	3,580	132,419
FLSmidth & Co. A/S	11,744	1,165,924
Novo Nordisk A/S	43,476	2,977,593
Vestas Wind Systems A/S	7,583	830,596

		9,439,283

Finland—3.7%
Fortum Oyj	139,370	5,683,872
Kemira Oyj (a)	28,791	441,277
Kesko Oyj (a)	8,310	430,024
Metso Oyj	6,669	360,897
Nokia Oyj	577,983	18,406,333
Nokian Renkaat Oyj	8,605	367,575
Oko Bank (a)	24,218	456,736
Orion Oyj (a)	35,133	761,714
Sanoma-WSOY Oyj (a)	43,504	1,208,028
Wartsila Oyj (a)	6,547	442,219
YIT Oyj	116,402	3,309,649

		31,868,324

France—9.4%
Accor S.A. (a)	5,538	404,785
Aeroports de Paris (a)	43,632	4,981,141
Air Liquide S.A. (a)	33,228	5,077,473
Air Liquide S.A. (Prime de Fidelite 02)	22,880	3,491,819
Air Liquide S.A. (Prime de Fidelite 09)	4,840	738,654
Alstom (a)	4,546	988,519
BNP Paribas (a)	19,119	1,934,028
Bouygues (a)	22,878	1,454,616
Bureau Veritas S.A. (b)	8,257	473,081
Cie de Saint-Gobain (a)	21,545	1,762,348
EDF Energies Nouvelles S.A.	2,933	180,020
Electricite de France (a)	68,216	5,940,419
Eurazeo	8,631	1,104,689
France Telecom S.A. (a)	129,476	4,357,716
JC Decaux S.A. (a)	19,221	566,188
Lafarge S.A. (a)	24,958	4,350,248
LVMH Moet Hennessy Louis Vuitton S.A. (a)	64,921	7,244,764
Lyxor ETF CAC 40	28,629	2,134,031
Metropole Television (M6) (a)	14,379	320,763
Neuf Cegetel	12,384	690,312
Pernod-Ricard S.A. (a)	29,302	3,020,515
Pinault-Printemps-Redoute S.A. (a)	26,620	3,956,646

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-56

Metropolitan Series Fund, Inc.

Julius Baer International Stock Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

France—(Continued)
Remy Cointreau S.A.	6,038	$407,091
Renault S.A.	3,562	394,513
Sanofi-Aventis S.A. (a)	19,950	1,498,462
Societe Television Francaise 1 (a)	46,850	1,031,178
Sodexho Alliance S.A.	5,775	355,848
Suez S.A. (a)	95,496	6,280,477
Technip S.A.	4,888	378,670
Total S.A. (a)	140,666	10,470,389
Veolia Environnement S.A. (a)	10,275	716,956
Vinci S.A.	43,130	3,126,463
Vivendi	10,884	426,204
Wendel	2,562	321,896

		80,580,922

Germany—10.9%
Adidas AG	4,380	291,690
Bayer AG	38,649	3,098,837
Commerzbank AG	30,273	948,369
Continental AG	4,456	454,543
Daimler AG (a)	36,210	3,096,503
Deutche Postbank AG (a)	3,784	361,923
Deutsche Boerse AG	12,834	2,071,690
Deutsche Post AG	15,770	482,465
E.ON AG	30,319	5,615,882
Fraport AG Frankfurt Airport Services	119,982	8,675,411
Fresenius Medical Care AG	78,790	3,966,202
Fresenius SE	53,219	4,532,367
Hamburger Hafen und Logistik AG (b)	10,626	810,911
Henkel KGaA	18,620	790,554
iShares DAX	87,832	8,645,143
iShares DJ Euro STOXX 50	670,494	38,558,792
K&S AG	7,180	2,355,011
KarstadtQuele AG (a)	17,472	349,642
MAN AG	3,138	416,851
Merck KGaA (a)	6,826	842,422
Premiere AG (b)	12,034	259,791
Rheinmetall AG	5,836	411,830
Rhoen Klinikum AG	80,223	2,377,899
Siemens AG	36,652	3,981,624
Tognum AG	9,719	213,110

		93,609,462

Greece—0.4%
Alapis Holding Industrial and Commercial S.A.	509,502	1,752,508
Hellenic Telecommunications Organization S.A.	62,704	1,784,449

		3,536,957

Hong Kong—1.5%
China Merchants Holdings International Co., Ltd. (a)	1,057,823	5,072,789
China Mobile, Ltd.	210,738	3,152,560
Galaxy Entertainment Group, Ltd. (a)	700,000	523,259
Shun Tak Holdings, Ltd. (a)	3,369,435	4,480,934

		13,229,542

Security Description	Shares	Value

Hungary—2.7%
OTP Bank Nyrt	554,273	$22,887,202

India—0.9%
State Bank of India, Ltd. (GDR)	92,143	8,161,024

Indonesia—0.1%
Semen Gresik Persero Tbk PT	965,500	528,063

Ireland—0.5%
CHR, Plc. (a)	32,609	1,234,523
Dragon Oil, Plc. (b)	331,109	2,961,552

		4,196,075

Italy—2.6%
Banca Popolare di Milano Scarl (a)	229,872	2,524,142
Banco Popolare di Sondrio Scarl (a)	17,228	252,297
Buzzi Unicem S.p.A. (a)	88,083	2,191,299
Credito Emiliano S.p.A. (a)	114,776	1,524,193
Finmeccanica S.p.A.	6,027	205,535
Geox S.p.A. (a)	61,875	960,854
Intesa Sanpaolo S.p.A.- RNC	740,894	4,896,437
Italcementi S.p.A. (a)	19,445	393,833
Lottomatica S.p.A.	2,520	78,642
Mediobanca S.p.A. (a)	212,639	4,360,792
Telecom Italia S.p.A. (a)	458,846	960,983
UniCredito Italiano S.p.A. (a)	575,772	3,852,916
Unione di Banche Italiane SCPA	17,102	439,569

		22,641,492

Japan—6.6%
Acom Co., Ltd. (a)	9,482	251,685
Aiful Corp. (a)	10,594	170,234
Aisin Seiki Co., Ltd.	10,701	400,506
Canon, Inc.	49,195	2,275,834
Central Japan Railway Co.	256	2,661,185
Credit Saison Co., Ltd.	9,233	257,759
Daihatsu Motor Co., Ltd. (a)	37,762	454,340
Daikin Industries, Ltd.	7,308	319,951
Daiwa Securities Group, Inc.	23,089	200,657
Denso Corp.	31,890	1,031,938
Dentsu, Inc. (a)	66	151,847
East Japan Railway Co.	301	2,501,550
Eisai Co., Ltd. (a)	10,280	350,658
Fanuc, Ltd.	9,231	891,898
Fuji Television Network, Inc.	147	218,249
Honda Motor Co., Ltd.	51,402	1,470,700
Hoya Corp.	17,363	410,862
Ibiden Co., Ltd.	11,538	455,405
Itochu Corp.	18,957	187,759
Japan Tobacco, Inc.	389	1,947,096
JFE Holding, Inc. (a)	6,747	303,542
JS Group Corp. (a)	15,130	229,302
JSR Corp. (a)	10,573	239,858
KDDI Corp.	232	1,431,516
Komatsu, Ltd.	156,416	4,428,293

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-57

Metropolitan Series Fund, Inc.

Julius Baer International Stock Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Kubota Corp. (a)	20,731	$130,464
Kyocera Corp.	7,343	616,501
Makita Corp.	21,289	669,486
Matsushita Electric Industrial Co., Ltd. (a)	52,474	1,138,226
Mitsubishi Corp.	13,719	422,038
Mitsubishi Electric Corp.	39,860	350,684
Mitsubishi UFJ Financial Group, Inc.	158,138	1,374,091
Mitsui & Co., Ltd.	17,762	367,102
Mitsui Fudosan Co., Ltd.	11,156	226,637
Mizuho Financial Group, Inc. (a)	94	345,850
Nintendo Co., Ltd. (a)	9,233	4,774,888
Nippon Electric Glass Co., Ltd.	120,349	1,883,347
Nippon Telephone & Telegraph Corp.	63	273,585
Nissan Motor Co., Ltd. (a)	18,254	151,232
Nitto Denko Corp.	20,771	889,578
Nomura Holdings, Inc.	17,836	267,866
NSK, Ltd. (a)	46,153	350,453
NTT DoCoMo, Inc.	931	1,411,326
Olympus Corp. (a)	4,248	128,925
Promise Co., Ltd.	10,051	291,284
Ricoh Co., Ltd.	37,762	630,178
Sapporo Hokuyo Holdings, Inc.	23	160,613
Seven & I Holdings Co., Ltd.	13,804	350,296
Sharp Corp.	16,783	285,693
Shin-Etsu Chemical Co., Ltd.	7,762	402,107
Sony Corp. (a)	47,049	1,878,843
Stanley Electric Co., Ltd.	14,695	361,499
Sumitomo Chemical Co., Ltd.	75,523	484,253
Sumitomo Corp.	12,934	173,455
Sumitomo Electric Industries, Ltd.	11,694	148,119
Sumitomo Heavy Industries, Ltd.	54,534	358,812
Sumitomo Metal Industries, Ltd.	110,499	424,437
Sumitomo Mitsui Financial Group, Inc. (a)	166	1,094,182
Suzuki Motor Corp. (a)	75,523	1,908,776
Takeda Pharmaceutical Co., Ltd.	14,475	730,716
Takefuji Corp. (a)	10,049	215,403
The Bank of Kyoto, Ltd. (a)	25,949	318,682
The Bank of Yokohama, Ltd.	109,079	752,594
The Chiba Bank, Ltd.	31,468	214,086
The Gunma Bank, Ltd. (a)	29,370	211,672
The Shizuoka Bank, Ltd. (a)	30,652	365,495
The Sumitomo Trust & Banking Co., Ltd.	35,664	245,765
The Suruga Bank, Ltd.	20,979	267,123
Toray Industries, Inc. (a)	41,957	276,172
Toyota Motor Corp.	70,069	3,525,247
Yamada Denki Co., Ltd.	20,000	1,729,721
Yamaha Motor Co., Ltd.	15,705	289,880
Yamato Holdings Co., Ltd. (a)	8,748	128,928

		57,238,934

Luxembourg—1.0%
Evraz Group S.A. (GDR) (144A)	10,272	886,474
Millicom International Cellular S.A. (a) (b)	78,859	7,456,118

		8,342,592

Security Description	Shares	Value

Mexico—0.2%
America Movil S.A. de C.V.	230,269	$734,155
América Movil S.A. de C.V. (ADR)	9,826	625,818

		1,359,973

Netherlands—0.8%
Koninklijke Vopak NV	11,775	741,443
Royal KPN NV	135,234	2,291,987
TNT NV	11,673	434,349
Unilever NV	93,755	3,153,604
X-5 Retail Group NV (GDR) (b)	20,320	599,347

		7,220,730

New Zealand—0.2%
Auckland International Airport, Ltd.	974,614	1,749,479

Norway—1.7%
Aker Kvaerner ASA	34,848	798,444
DnB NOR ASA	191,461	2,922,012
Norsk Hydro ASA	53,771	788,064
StatoilHydro ASA	151,007	4,546,773
Telenor ASA	104,589	2,012,768
Yara International ASA	64,229	3,738,015

		14,806,076

Poland—2.2%
Bank Handlowy w Warszawie S.A.	85,564	3,409,095
Bank Millennium S.A.	226,421	845,574
Bank Pekao S.A.	61,069	5,415,675
Bank Zachodni WBK S.A.	28,844	2,394,756
BRE Bank S.A.	6,365	1,034,650
ING Bank Slaski S.A.	2,194	523,357
Polskie Gornictwo Naftowe I Gazownictwo S.A.	982,140	2,157,947
Powszechna Kasa Oszczednosci Bank Polski S.A.	172,766	3,502,767

		19,283,821

Portugal—0.6%
Energias de Portugal S.A.	155,769	945,165
Jeronimo Martins, SGPS, S.A.	548,562	4,414,341

		5,359,506

Russia—4.2%
Gazprom OAO (ADR)	128,561	6,556,611
MMC Norilsk Nickel (ADR)	263,961	7,430,502
NovaTek OAO (GDR) (144A)	27,184	1,902,880
Novorossiysk Commercial Sea Port (GDR) (144A)	80,881	1,213,215
OAO Unified Energy System (GDR)	32,603	3,382,017
Open Investments (GDR) (b)	16,566	457,636
Pharmstandard (GDR) (144A) (b)	103,454	2,431,169
Polyus Gold Co. (ADR) (a)	59,726	3,031,094
Rosneft Oil Co. (GDR)	139,460	1,257,595
Sberbank (GDR)	5,999	2,054,173
Severstal (GDR) (144A)	19,615	443,299
Uralkali (GDR) (144A) (b)	32,557	1,261,584
VTB Bank OJSC (GDR)	214,536	1,552,749

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-58

Metropolitan Series Fund, Inc.

Julius Baer International Stock Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Russia—(Continued)
VTB Bank OJSC (GDR) (144A) (b)	102,153	$738,566
Wimm-Bill-Dann Foods OJSC (ADR) (a)	22,636	2,319,737

		36,032,827

South Africa—0.2%
Impala Platinum Holdings, Ltd.	38,536	1,475,965

South Korea—0.3%
Samsung Electronics Co., Ltd.	3,556	2,259,689

Spain—1.6%
Acciona S.A.	2,878	771,434
Banco Bilbao Vizcaya Argentaria S.A. (a)	98,577	2,173,218
Gamesa Corp. Tecnologica S.A.	17,389	794,193
Iberdrola Renovables (b)	155,750	1,085,229
Iberdrola S.A.	178,100	2,763,941
Inditex S.A. (a)	6,836	380,167
Telefonica S.A.	43,523	1,251,825
Telefonica S.A. (ADR)	54,088	4,679,153

		13,899,160

Sweden—1.5%
Getinge AB (Class B) (a)	39,974	1,037,160
Hennes & Mauritz AB (Series B)	30,382	1,869,716
Modern Times Group AB (a)	11,469	800,286
Nordea Bank AB	348,159	5,652,654
Swedbank AB (a)	109,748	3,080,995
TeliaSonera AB	97,423	782,918

		13,223,729

Switzerland—4.0%
ABB, Ltd.	82,243	2,216,620
BKW FMB Energie AG	7,680	980,678
Credit Suisse Group	6,554	333,812
Flughafen Zuerich AG	5,136	2,155,393
Holcim, Ltd.	106,895	11,234,477
Nestle S.A.	15,811	7,910,884
Nobel Biocare Holding AG (a)	1,854	431,938
Roche Holding AG (b)	12,474	2,350,721
SGS S.A.	1,173	1,689,126
Swatch Group AG (Class B)	18,321	4,901,149

		34,204,798

Taiwan—1.2%
Asia Cement Corp.	263,000	469,118
Cathay Financial Holding Co., Ltd. (GDR) (144A)	33,436	852,972
Chungwa Telecom Co., Ltd. (GDR)	129,144	3,360,327
Far Eastern Textile Co., Ltd. (GDR)	74,186	1,250,034
First Financial Holding Co., Ltd. (GDR)	24,185	507,885
Fubon Financial Holding Co., Ltd. (GDR)	38,940	422,499
HON HAI Precision Industry Co., Ltd.	206,000	1,182,668
Taiwan Cement Corp.	439,000	862,296
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	120,313	1,235,615

		10,143,414

Security Description	Shares	Value

Ukraine—0.2%
Ukrnafta Oil Co. (ADR)	3,746	$1,283,900
UkrTelecom (GDR)	32,890	317,064

		1,600,964

United Kingdom—9.1%
AMEC, Plc.	58,947	846,654
Anglo American, Plc.	97,901	5,884,451
BAE Systems, Plc.	57,423	553,179
BHP Billiton, Plc.	66,726	1,980,125
BP, Plc.	739,088	7,486,904
BT Group, Plc.	118,221	509,875
Burberry Group, Plc.	95,132	850,802
Cadbury Schweppes, Plc.	108,015	1,186,931
Compass Group, Plc.	296,841	1,899,016
Diageo, Plc.	317,436	6,402,649
GlaxoSmithKline, Plc.	99,154	2,102,141
Intertek Group, Plc.	44,256	906,695
iShares FTSE 100 (a)	122,945	1,405,888
QinetiQ, Plc.	121,886	467,004
Reckitt Benckiser Group, Plc.	66,973	3,710,968
Rio Tinto, Plc.	54,523	5,663,526
Rolls-Royce Group, Plc.	232,975	1,863,888
Rolls-Royce Group, Plc. (B Shares) (b)	20,874,560	41,447
Royal Bank of Scotland Group, Plc.	126,977	849,986
Scottish & Newcastle, Plc.	37,105	582,088
Sibir Energy, Plc.	239,300	2,608,297
Smith & Nephew, Plc.	485,251	6,420,811
Tesco, Plc.	525,939	3,974,498
Vodafone Group, Plc.	3,237,715	9,699,259
WPP Group, Plc.	34,000	405,652
Xstrata, Plc.	141,808	9,934,881

		78,237,615

United States—2.5%
iShares MSCI Australia Index Fund	136,773	3,523,273
iShares MSCI EAFE Index Fund (a)	85,963	6,180,740
iShares MSCI Taiwan Index Fund (a)	737,151	11,683,843
Synthes, Inc.	4,187	586,054

		21,973,910

Total Common Stock (Identified Cost $815,757,508)		778,467,698

Warrants—3.1%

Bermuda—0.0%
UNI-President (144A)	292,857	430,500

Germany—0.0%
MediaTek, Inc. (144A)	25,271	330,823

India—1.6%
Bank BeES (144A)	48,776	806,169
Bharti Airtel, Ltd. (144A)	82,268	1,681,977
ICICI Bank, Ltd. (144A)	59,317	1,129,295

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-59

Metropolitan Series Fund, Inc.

Julius Baer International Stock Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Warrants—(Continued)

Security Description	Shares	Value

India—(Continued)
ICICI Bank, Ltd. (144A)	34,492	$658,625
State Bank of India, Ltd. (144A)	229,411	9,160,152
Suzlon Energy, Ltd.	55,290	360,491

		13,796,709

Netherlands Antilles—0.1%
Merrill Lynch Twsebki Baskets (144A)	8	923,240

Romania—0.3%
BRD-Groupe	271,239	2,294,682

Russia—0.7%
Unified Energy System of Russia (144A)	112	620,993
Unified Energy System of Russia (144A)	112	1,131,336
Unified Energy System of Russia (144A)	112	513,854
Unified Energy System of Russia (144A)	112	383,891
Unified Energy System of Russia (144A)	112	1,323,253
Unified Energy System of Russia (144A)	112	588,941
Unified Energy System of Russia (144A)	117	825,503
Unified Energy System of Russia (144A)	112	483,806

		5,871,577

Taiwan—0.1%
Taiwan Fertilizer Co., Ltd. (144A)	209,270	872,656

United Kingdom—0.1%
President Chain Store Corp. (144A)	127,674	432,815
Tatung Co., Ltd. (144A)	667,835	422,072

		854,887

United States—0.2%
Chinatrust Financial Holding Co., Ltd. (144A)	1,455,369	1,504,851

Total Warrants (Identified Cost $35,106,796)		26,879,925

Preferred Stock—0.8%

Brazil—0.6%
Petroleo Brasileiro S.A.	126,830	5,375,581

Germany—0.2%
Volkswagen AG	9,218	1,532,294

Total Preferred Stock (Identified Cost $7,375,766)		6,907,875

Units—0.7%

Switzerland—0.7%
Compagnie Financière Richemont S.A.	96,674	5,433,550

Total Units (Identified Cost $6,203,157)		5,433,550

Short Term Investments—7.8%
Security Description	Shares/Face Amount	Value

United States—7.8%
State Street Navigator Securities Lending Prime Portfolio (c)	57,067,098	$57,067,098
State Street Repurchase Agreement dated 03/31/08 at 1.25% to be repurchased at $10,304,358 on 04/01/08, collateralized by $9,940,000 U.S. Treasury Notes 4.00% due 09/30/09 with a value of $10,511,550.	$10,304,000	10,304,000

Total Short Term Investments (Identified Cost $67,371,098)		67,371,098

Total Investments—102.8% (Identified Cost $931,814,325) (d)		885,060,146
Liabilities in excess of other assets		(23,891,164)

Total Net Assets—100%		$861,168,982

(a)	A portion or all of the security was held on loan. As of March 31, 2008, the market value of securities loaned was $54,902,659 and the collateral received consisted of cash in the amount of $57,067,098 and non-cash collateral with a value of $449,983. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian.
(b)	Non-Income Producing.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	The aggregate cost of investments for federal income tax purposes as of March 31, 2008 was $931,814,325 and the composition of unrealized appreciation and depreciation of investment securities was $21,548,544 and $(68,302,723), respectively.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(GDR)—	Global Depository Receipt.
(144A)—	Securities Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2008, the market value of 144A securities was $24,224,752, which is 2.8% of total net assets.
(HKD)—	Hong Kong Dollar
(USD)—	United States Dollar

Ten Largest Industries as of March 31, 2008	Percentage of Total Net Assets
Commercial Banks	17.5%
Oil, Gas & Consumable Fuels	9.6%
Metals & Mining	8.8%
Exchange Traded Funds	7.7%
Transportation Infrastructure	4.4%
Chemicals	3.9%
Communications Equipment	3.2%
Wireless Telecommunication Services	3.2%
Diversified Telecommunication Services	2.8%
Construction Materials	2.5%

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-60

Metropolitan Series Fund, Inc.

Julius Baer International Stock Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Forward Contracts
Forward Currency Contracts	Delivery Date	Local Currency Amount	Aggregate Face Value	Valuation as of 3/31/2008	Unrealized Appreciation/ Depreciation
Australian Dollar (bought)	6/12/2008	5,722,938	$5,243,505	$5,174,138	$(69,367)
Japenese Yen (bought)	5/8/2008	5,055,238,900	47,735,967	50,747,943	3,011,976
Canadian Dollar (sold)	6/20/2008	2,245,838	2,215,049	2,182,261	32,787
Czech Koruna (sold)	6/20/2008	79,804,999	4,967,322	4,977,329	(10,007)
Euro Currency (sold)	6/20/2008	5,287,633	8,224,966	8,325,685	(100,719)
Hungarian Forint (sold)	5/19/2008	1,813,022,956	9,999,024	10,955,175	(956,151)
Japenese Yen (sold)	5/8/2008	1,035,315,187	10,401,937	10,393,201	8,736
Polish Zloty (sold)	5/19/208	23,546,050	9,578,184	10,528,040	(949,856)

Net Unrealized Appreciation					$967,399

Statement of Accounting Standards No. 157 Valuation Disclosure

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2008:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1—Quoted Prices	$178,933,112	$967,399
Level 2—Other Significant Observable Inputs	706,127,034	0
Level 3—Significant Unobservable Inputs	0	0

Total	$885,060,146	$967,399

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-61

Metropolitan Series Fund, Inc.

Lehman Brothers Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Fixed Income—98.6% of Total Net Assets

Security Description	Face Amount	Value

Aerospace & Defense—0.2%
Lockheed Martin Corp. 7.375%, 04/15/13	$900,000	$1,020,421
8.200%, 12/01/09 (a)	700,000	753,681
The Boeing Co. 7.250%, 06/15/25	460,000	539,129
United Technologies Corp. 7.500%, 09/15/29	200,000	237,399

		2,550,630

Airlines—0.1%
Southwest Airlines Co. 6.500%, 03/01/12	750,000	777,042

Asset Backed—0.7%
BMW Vehicle Owner Trust 4.280%, 02/25/10	1,981,727	1,990,318
Capital One Multi-Asset Execution Trust 4.850%, 11/15/13	3,000,000	3,041,160
CenterPoint Energy Transition Bond Co., LLC 5.160%, 09/15/11	410,346	417,837
Centex Home Equity Loan Trust 3.750%, 12/25/31 (b)	65,370	65,222
Chase Funding Mortgage Loan 3.303%, 11/25/29	96,984	96,343
4.585%, 05/25/15	1,824,544	1,742,075
Detroit Edison Co. 6.190%, 03/01/13	435,000	452,713
MBNA Credit Card Master Trust 4.200%, 09/15/10	2,300,000	2,301,205

		10,106,873

Automobiles—0.2%
DaimlerChrysler North America Holdings Corp.
7.750%, 01/18/11	2,600,000	2,793,811
8.000%, 06/15/10 (a)	350,000	378,301

		3,172,112

Beverages—0.2%
Anheuser Busch Cos., Inc. 5.000%, 01/15/15 (a)	1,950,000	1,951,847
Coca-Cola Enterprises, Inc. 6.950%, 11/15/26	300,000	332,544
Pepsi Bottling Group, Inc. 7.000%, 03/01/29 (a)	300,000	341,465

		2,625,856

Building Products—0.2%
Masco Corp. 6.125%, 10/03/16	2,950,000	2,591,497

Capital Markets—1.7%
Credit Suisse USA, Inc. 5.375%, 03/02/16 (a)	3,550,000	3,548,228

Security Description	Face Amount	Value

Capital Markets—(Continued)
Donaldson Lufkin & Jenrette 6.500%, 06/01/08	$300,000	$301,286
JPMorgan Chase & Co. 5.125%, 09/15/14	850,000	845,045
6.750%, 02/01/11	250,000	265,038
Lehman Brothers Holdings, Inc. 3.600%, 03/13/09 (a)	2,250,000	2,168,483
Merrill Lynch & Co., Inc. 6.050%, 05/16/16	3,000,000	2,802,104
6.375%, 10/15/08	250,000	252,319
6.500%, 07/15/18 (a)	200,000	195,122
Morgan Stanley 4.750%, 04/01/14	1,515,000	1,404,020
7.250%, 04/01/32	3,850,000	3,851,845
Paine Webber Group, Inc. 6.550%, 04/15/08	340,000	340,334
The Bear Stearns Co., Inc. 5.700%, 11/15/14	900,000	870,750
The Goldman Sachs Group, Inc. 5.700%, 09/01/12	1,000,000	1,028,854
6.125%, 02/15/33	2,075,000	1,874,470
6.250%, 09/01/17	760,000	766,290
6.450%, 05/01/36	2,000,000	1,809,952
6.650%, 05/15/09	750,000	774,712

		23,098,852

Chemicals—0.1%
E. I. du Pont de Nemours & Co. 5.600%, 12/15/36	1,000,000	939,506
6.875%, 10/15/09	300,000	316,087

		1,255,593

Commercial Banks—2.4%
ABN-AMRO Bank NV (New York Branch) 7.125%, 10/15/93	500,000	537,171
7.750%, 05/15/23	230,000	250,513
Bank One Corp. 2.625%, 06/30/08	3,575,000	3,567,042
BB&T Corp. 5.200%, 12/23/15	4,100,000	3,891,343
Equitable Cos., Inc. 6.500%, 04/01/08	250,000	250,000
Fleet National Bank 5.750%, 01/15/09	500,000	508,492
HSBC Holdings, Plc. 5.250%, 12/12/12 (a)	5,050,000	5,162,669
7.500%, 07/15/09	2,200,000	2,299,213
Kreditanstalt fuer Wiederaufbau 4.875%, 01/17/17 (a)	2,900,000	3,120,603
MBNA America National Bank 7.125%, 11/15/12	1,000,000	1,125,543
RBS Capital Trust II 6.425%, 12/29/49 (b)	1,375,000	1,102,922

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-62

Metropolitan Series Fund, Inc.

Lehman Brothers Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Commercial Banks—(Continued)
Wachovia Bank, N.A. 4.800%, 11/01/14	$3,100,000	$2,918,919
4.875%, 02/01/15	3,000,000	2,823,712
Wachovia Corp. 5.750%, 06/15/17 (a)	700,000	683,724
Wells Fargo & Co. 5.000%, 11/15/14	2,000,000	2,001,888
5.125%, 09/01/12	500,000	508,103
Wells Fargo Bank, N.A. 4.750%, 02/09/15	3,065,000	3,023,933

		33,775,790

Commercial Mortgage-Backed Securities—5.3%
Bear Stearns Commercial Mortgage Securities, Inc.
5.540%, 09/11/41	3,000,000	2,970,566
5.610%, 11/15/33	500,000	504,475
6.480%, 02/15/35	500,000	504,309
7.080%, 06/15/09	746,745	757,624
7.780%, 02/15/32	200,000	204,906
Chase Commercial Mortgage Securities Corp.
6.390%, 11/18/30	203,682	204,115
Citigroup Commercial Mortgage Trust 4.860%, 05/15/43	3,600,000	3,481,234
5.226%, 07/15/44 (b)	2,000,000	1,973,840
5.322%, 12/11/49	7,000,000	6,801,246
5.356%, 04/15/40 (b)	1,000,000	1,010,555
5.362%, 01/15/46 (b)	4,000,000	3,956,968
5.725%, 03/15/49 (b)	3,800,000	3,842,231
Credit Suisse First Boston Mortgage 3.382%, 05/15/38	2,000,000	1,919,384
5.827%, 06/15/38 (b)	3,000,000	3,048,464
Credit Suisse Mortgage Capital Certificates 5.467%, 09/15/39	3,500,000	3,438,320
CS First Boston Mortgage Securities Corp. 5.100%, 08/15/15 (b)	3,000,000	2,923,409
First Union Lehman Brothers Commercial Mortgage Trust
6.560%, 11/18/35	63,930	63,761
Greenwich Capital Commercial Funding Corp.
4.022%, 01/05/36	2,210,000	2,172,424
4.305%, 08/10/42	2,000,000	1,956,927
5.317%, 06/10/36 (b)	1,000,000	1,004,463
JPMorgan Chase Commercial Mortgage Securities Corp.
3.972%, 05/12/35	2,189,747	2,065,715
4.275%, 01/12/37	815,586	780,147
4.393%, 07/12/37	3,142,386	3,018,229
6.044%, 11/15/35	445,276	446,510
LB-UBS Commercial Mortgage Trust 4.254%, 07/15/27 (b)	1,650,000	1,573,502
4.367%, 03/15/36	3,000,000	2,870,890
6.462%, 03/15/31	500,000	518,352
6.653%, 11/15/27	2,000,000	2,028,647
Lehman Brothers Commercial Conduit Mortgage Trust
6.210%, 10/15/35	211,872	212,003
Morgan Stanley Capital I, Inc. 4.989%, 08/13/42	1,000,000	970,013

Security Description	Face Amount	Value

Commercial Mortgage-Backed Securities—(Continued)
Morgan Stanley Dean Witter Capital I Trust 4.800%, 09/15/37	$310,093	$304,066
7.200%, 10/15/33	553,198	566,441
Salomon Brothers Commercial Mortgage Trust
5.045%, 03/18/36	500,000	486,194
6.428%, 12/18/35	971,526	980,275
Wachovia Bank Commercial Mortgage Trust 5.083%, 03/15/42 (b)	3,000,000	2,937,215
5.308%, 11/15/48	4,000,000	3,875,199
5.572%, 10/15/48	3,000,000	2,964,778
5.742%, 05/15/43 (b)	3,000,000	3,021,513
6.287%, 04/15/34	1,445,000	1,487,025

		73,845,935

Commercial Services & Supplies—0.1%
USA Waste Services, Inc. 7.000%, 07/15/28	1,265,000	1,265,391

Communications Equipment—0.1%
Motorola, Inc. 6.500%, 11/15/28 (a)	900,000	694,303
7.625%, 11/15/10	135,000	138,684

		832,987

Computers & Peripherals—0.2%
International Business Machines Corp. 4.750%, 11/29/12	1,000,000	1,033,136
7.500%, 06/15/13	1,000,000	1,157,168
8.375%, 11/01/19	425,000	539,911

		2,730,215

Consumer Finance—0.3%
American Express Co. 6.800%, 09/01/66 (b)	330,000	303,549
Household Finance Corp. 4.750%, 05/15/09	2,500,000	2,523,767
7.000%, 05/15/12	100,000	107,502
8.000%, 07/15/10	300,000	325,133
SLM Corp. 5.050%, 11/14/14	1,950,000	1,428,895

		4,688,846

Diversified Financial Services—4.4%
American General Capital II 8.500%, 07/01/30	250,000	268,414
American General Finance Co. 5.375%, 10/01/12	6,500,000	6,313,692
5.400%, 12/01/15	1,340,000	1,204,592
Asian Development Bank 5.500%, 06/27/16	3,850,000	4,340,682
Associates Corp. North America 6.250%, 11/01/08	600,000	606,412
6.950%, 11/01/18	1,700,000	1,834,461

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-63

Metropolitan Series Fund, Inc.

Lehman Brothers Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Diversified Financial Services—(Continued)
Bank of America Corp. 4.750%, 08/15/13 (a)	$1,000,000	$1,006,393
5.125%, 11/15/14 (a)	1,000,000	1,007,920
5.420%, 03/15/17	900,000	886,692
5.750%, 08/15/16	2,850,000	2,890,962
7.400%, 01/15/11	300,000	326,944
7.800%, 02/15/10	150,000	160,812
BellSouth Capital Funding Corp. 7.750%, 02/15/10	750,000	800,584
7.875%, 02/15/30	250,000	271,448
Citigroup, Inc. 5.500%, 08/27/12	840,000	847,685
5.850%, 08/02/16	500,000	500,539
6.200%, 03/15/09	750,000	763,378
7.250%, 10/01/10	250,000	262,335
Conoco Funding Co. 6.350%, 10/15/11	500,000	542,472
ConocoPhillips Canada Funding Co. 5.950%, 10/15/36	3,050,000	3,093,789
Deutsche Telekom International Finance BV 5.750%, 03/23/16 (a)	460,000	453,297
8.250%, 06/15/30 (b)	1,000,000	1,191,278
Devon Financing Corp., U.L.C. 6.875%, 09/30/11	1,900,000	2,046,864
Duke Capital 7.500%, 10/01/09	3,925,000	4,127,639
European Investment Bank 3.375%, 03/16/09 (a)	4,200,000	4,245,864
General Electric Capital Corp. 5.000%, 11/15/11	4,000,000	4,131,661
5.450%, 01/15/13	1,800,000	1,883,595
6.000%, 06/15/12	1,000,000	1,066,150
6.750%, 03/15/32	2,450,000	2,618,251
7.500%, 08/21/35	100,000	116,346
Heller Financial, Inc. 7.375%, 11/01/09 (a)	350,000	371,688
KFW International Finance, Inc. 8.000%, 02/15/10	1,000,000	1,106,118
Korea Development Bank 5.750%, 09/10/13 (a)	2,000,000	2,088,695
Mellon Funding Corp. 6.400%, 05/14/11	250,000	267,318
National Rural Utilities Cooperative Finance Corp.
8.000%, 03/01/32	300,000	340,442
Petrobras International Finance Co. 6.125%, 10/06/16	600,000	600,000
Sprint Capital Corp. 6.900%, 05/01/19	1,500,000	1,177,500
7.625%, 01/30/11	400,000	370,000
SunTrust Capital VIII 6.100%, 12/15/36 (b)	820,000	642,178
Unilever Capital Corp. 7.125%, 11/01/10	300,000	328,788
Verizon Global Funding Corp. 7.750%, 12/01/30	2,390,000	2,607,508

Security Description	Face Amount	Value

Diversified Financial Services—(Continued)
Washington Mutual Bank/Henderson NV 5.500%, 01/15/13	$1,690,000	$1,428,050

		61,139,436

Diversified Telecommunication Services—0.6%
BellSouth Corp. 6.550%, 06/15/34 (a)	1,850,000	1,794,463
British Telecommunications, Plc. 9.125%, 12/15/30 (b)	1,000,000	1,227,070
SBC Communications, Inc. 5.875%, 02/01/12	2,400,000	2,492,307
Telefonica Europe BV 8.250%, 09/15/30	1,000,000	1,163,656
Verizon New England, Inc. 6.500%, 09/15/11	400,000	419,289
Verizon New York, Inc. 7.375%, 04/01/32	500,000	521,901

		7,618,686

Electric Utilities—1.0%
Consolidated Edison Co. of New York, Inc. 7.500%, 09/01/10	1,000,000	1,087,702
Duke Energy Co. 6.250%, 01/15/12	500,000	535,282
Exelon Corp. 4.900%, 06/15/15	2,060,000	1,971,515
5.625%, 06/15/35	1,500,000	1,325,420
Exelon Generation Co., LLC 6.950%, 06/15/11	300,000	314,267
Oncor Electric Delivery Co. 7.000%, 05/01/32	950,000	939,490
Progress Energy, Inc. 5.625%, 01/15/16	3,900,000	3,959,280
7.100%, 03/01/11	1,221,000	1,313,261
PSE&G Power, LLC 7.750%, 04/15/11	500,000	538,843
8.625%, 04/15/31	1,000,000	1,211,396

		13,196,456

Energy Equipment & Services—0.1%
Kinder Morgan Energy Partners, L.P. 6.750%, 03/15/11	750,000	786,396

Federal Agencies—48.6%
Federal Home Loan Bank 4.250%, 11/13/09	1,500,000	1,544,020
4.375%, 03/17/10 (a)	3,000,000	3,122,943
4.625%, 02/18/11 (a)	6,070,000	6,432,746
5.000%, 09/18/09 (a)	6,900,000	7,183,134
5.000%, 10/13/11	1,000,000	1,069,710
5.000%, 08/01/35	3,207,005	3,176,848
5.000%, 09/01/35	4,149,220	4,110,202
5.250%, 06/18/14 (a)	9,500,000	10,405,036
5.375%, 07/17/09	5,850,000	6,088,436

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-64

Metropolitan Series Fund, Inc.

Lehman Brothers Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Federal Agencies—(Continued)
Federal Home Loan Bank 5.375%, 05/18/16 (a)	$2,900,000	$3,191,841
5.500%, 12/01/35	6,360,629	6,432,165
6.500%, 09/01/36	4,436,527	4,601,831
Federal Home Loan Mortgage Corp. 4.000%, 12/15/09 (a)	2,000,000	2,060,319
4.000%, 06/01/19	1,876,260	1,824,887
4.250%, 07/15/09 (a)	8,630,000	8,857,561
4.394%, 02/01/36 (b)	2,640,792	2,661,385
4.500%, 09/01/18	2,528,381	2,527,601
4.500%, 10/01/18	3,751,458	3,750,300
4.500%, 04/01/19	5,675,211	5,664,727
4.500%, 06/01/19	3,169,327	3,163,473
4.500%, 08/01/19	857,600	856,015
4.500%, 10/01/35	5,423,058	5,224,143
4.500%, 11/01/35 (b)	2,591,623	2,496,564
4.650%, 10/10/13 (a)	2,570,000	2,562,643
4.750%, 03/05/12 (a)	12,000,000	12,775,487
5.000%, 06/11/09 (a)	7,000,000	7,234,975
5.000%, 05/01/18	6,762,901	6,867,712
5.000%, 12/01/18	1,467,222	1,489,961
5.000%, 06/01/19	2,535,917	2,571,334
5.000%, 03/01/27	2,802,848	2,806,587
5.000%, 10/01/33	3,659,459	3,630,706
5.000%, 03/01/34	1,768,549	1,753,286
5.000%, 08/01/35	4,174,881	4,135,622
5.000%, 10/01/35	3,148,877	3,119,266
5.000%, 01/01/36	6,693,350	6,630,408
5.124%, 08/01/36 (b)	2,609,078	2,643,866
5.125%, 10/18/16 (a)	4,000,000	4,314,866
5.128%, 01/01/36 (b)	4,372,319	4,445,466
5.157%, 09/01/35 (b)	4,373,092	4,452,792
5.300%, 05/12/20 (a)	710,000	727,400
5.375%, 08/19/11 (a)	5,800,000	6,285,111
5.446%, 01/01/37 (b)	10,914,984	11,084,948
5.463%, 02/01/37 (b)	1,541,077	1,547,331
5.500%, 11/01/17	1,007,638	1,033,638
5.500%, 05/01/29	918,342	929,101
5.500%, 06/01/34	3,836,782	3,881,736
5.500%, 10/01/35	3,947,272	3,991,666
5.500%, 01/01/36	11,624,513	11,755,250
5.500%, 07/01/37	6,843,877	6,915,194
5.500%, 10/01/37	16,519,672	16,691,815
5.625%, 11/23/35	1,040,000	1,038,687
5.659%, 02/01/37 (b)	6,892,922	7,020,487
6.000%, 04/01/16	62,538	64,523
6.000%, 05/01/17	851,918	879,026
6.000%, 11/01/28	88,589	91,643
6.000%, 12/01/28	59,486	61,537
6.000%, 02/01/29	149,574	154,736
6.000%, 04/01/29	44,487	46,022
6.000%, 05/01/29	19,303	19,969
6.000%, 06/01/31	24,080	24,879
6.000%, 07/01/31	9,355	9,665
6.000%, 08/01/31	189,277	195,557
6.000%, 09/01/31	536,472	554,274

Security Description	Face Amount	Value

Federal Agencies—(Continued)
6.000%, 04/01/32	$1,139,645	$1,176,822
6.000%, 11/01/32	374,803	387,030
6.000%, 06/01/34	1,171,643	1,204,798
6.000%, 11/01/35	1,265,507	1,298,076
6.000%, 02/01/36	2,417,699	2,479,367
6.000%, 08/01/36	3,818,799	3,916,204
6.000%, 10/01/36	5,644,402	5,788,372
6.000%, 11/01/36	5,210,662	5,343,568
6.000%, 01/01/37	7,167,083	7,349,891
6.000%, 06/01/37	5,638,107	5,782,520
6.095%, 04/01/36	1,982,110	2,021,759
6.250%, 07/15/32	3,250,000	3,882,874
6.500%, 10/01/29	37,373	39,082
6.500%, 02/01/30	53,657	56,110
6.500%, 08/01/31	83,991	87,722
6.500%, 10/01/31	36,119	37,724
6.500%, 11/01/31	193,275	201,860
6.500%, 03/01/32	2,096,553	2,188,455
6.500%, 04/01/32	1,814,421	1,893,955
6.500%, 11/01/37	9,522,128	9,878,471
6.750%, 03/15/31 (a)	965,000	1,213,584
7.000%, 03/15/10 (a)	2,875,000	3,134,372
7.000%, 06/01/11	24,355	25,392
7.000%, 12/01/15	42,757	44,952
7.000%, 12/01/27	8,362	8,882
7.000%, 11/01/28	24,142	25,673
7.000%, 04/01/29	19,135	20,253
7.000%, 05/01/29	5,754	6,091
7.000%, 06/01/29	41,769	44,209
7.000%, 07/01/29	13,679	14,478
7.000%, 01/01/31	241,048	254,683
7.000%, 12/01/31	51,112	54,003
7.500%, 03/01/16	69,786	73,316
7.500%, 08/01/24	86,130	93,435
7.500%, 11/01/24	30,962	33,588
7.500%, 10/01/27	52,051	56,575
7.500%, 10/01/29	76,112	80,861
7.500%, 05/01/30	34,553	36,708
8.000%, 02/01/27	15,569	16,532
8.000%, 10/01/28	29,421	31,240
Federal National Mortgage Association 3.250%, 08/15/08	3,025,000	3,034,263
3.250%, 02/15/09 (a)	6,000,000	6,049,638
4.000%, 04/01/19	2,010,970	1,963,223
4.000%, 05/01/19	3,599,270	3,513,810
4.000%, 01/01/20	2,291,630	2,228,740
4.125%, 04/15/14	2,350,000	2,426,941
4.500%, 07/01/18	4,225,860	4,225,798
4.500%, 05/01/19	1,107,799	1,106,420
4.500%, 08/01/33	1,488,293	1,436,963
4.500%, 10/01/33	2,732,137	2,637,908
4.500%, 04/01/34	2,128,436	2,052,357
4.610%, 10/10/13 (a)	2,370,000	2,369,327
4.830%, 09/01/35 (b)	2,654,957	2,687,807
5.000%, 06/01/18	1,067,830	1,082,719
5.000%, 01/01/19	1,571,795	1,591,785
5.000%, 02/01/20	2,536,614	2,565,711

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-65

Metropolitan Series Fund, Inc.

Lehman Brothers Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Federal Agencies—(Continued)
Federal National Mortgage Association 5.000%, 01/01/22	$5,269,417	$5,324,472
5.000%, 02/01/24	2,414,701	2,417,899
5.000%, 09/01/25	2,310,592	2,313,650
5.000%, 07/01/33	1,926,612	1,911,911
5.000%, 08/01/33	2,942,936	2,920,480
5.000%, 09/01/33	2,463,588	2,444,789
5.000%, 10/01/33	9,057,680	8,988,567
5.000%, 03/01/34	2,779,620	2,758,410
5.000%, 04/01/34	6,662,256	6,609,256
5.000%, 05/01/34	2,224,775	2,206,430
5.000%, 09/01/34	4,630,086	4,591,908
5.000%, 02/01/35	4,287,270	4,251,919
5.000%, 04/01/35	2,353,703	2,332,104
5.000%, 05/01/35	1,526,388	1,512,381
5.000%, 11/01/35	2,463,950	2,441,340
5.000%, 05/01/37	9,761,844	9,666,072
5.125%, 04/15/11 (a)	7,200,000	7,707,727
5.177%, 11/01/36 (b)	1,686,664	1,690,190
5.375%, 06/12/17 (a)	12,250,000	13,424,117
5.418%, 03/01/36 (b)	4,404,521	4,454,164
5.500%, 03/15/11	950,000	1,027,530
5.500%, 11/01/17	1,392,532	1,428,416
5.500%, 02/01/18	529,039	542,534
5.500%, 04/01/18	2,670,603	2,738,727
5.500%, 12/01/22	9,619,215	9,819,419
5.500%, 07/01/23	1,331,479	1,353,738
5.500%, 01/01/24	678,814	690,162
5.500%, 07/01/24	2,186,819	2,223,376
5.500%, 10/01/32	780,769	790,960
5.500%, 02/01/33	2,074,889	2,100,745
5.500%, 03/01/33	3,697,177	3,743,249
5.500%, 05/01/33	6,078,115	6,153,858
5.500%, 08/01/33	5,286,257	5,352,133
5.500%, 10/01/33	733,731	742,875
5.500%, 12/01/33	6,262,748	6,340,792
5.500%, 02/01/34	3,705,303	3,748,044
5.500%, 03/01/34	1,951,911	1,974,427
5.500%, 04/01/34	1,426,382	1,442,836
5.500%, 05/01/34	2,080,455	2,104,454
5.500%, 09/01/34	2,568,015	2,597,637
5.500%, 12/01/34	7,118,378	7,200,490
5.500%, 01/01/35	1,989,807	2,012,760
5.500%, 02/01/35	4,343,262	4,393,362
5.500%, 04/01/35	2,679,591	2,708,411
5.500%, 06/01/35	8,136,930	8,224,444
5.500%, 06/13/35 (b)	1,973,703	2,006,526
5.500%, 01/01/37	8,250,223	8,334,676
5.500%, 05/01/37	4,881,500	4,931,469
6.000%, 09/01/13	928,763	958,709
6.000%, 10/01/13	467,563	482,638
6.000%, 03/01/14	103,113	106,448
6.000%, 06/01/14	13,294	13,724
6.000%, 07/01/14	72,544	74,891
6.000%, 09/01/14	37,166	38,367
6.000%, 09/01/17	1,054,663	1,088,639

Security Description	Face Amount	Value

Federal Agencies—(Continued)
6.000%, 08/01/28	$35,913	$37,117
6.000%, 11/01/28	9,256	9,566
6.000%, 12/01/28	10,908	11,274
6.000%, 06/01/31	191,473	197,524
6.000%, 09/01/32	1,060,698	1,092,938
6.000%, 01/01/33	414,595	427,197
6.000%, 02/01/33	847,055	871,793
6.000%, 03/01/33	1,753,557	1,804,769
6.000%, 04/01/33	809,458	833,098
6.000%, 05/01/33	2,032,508	2,091,866
6.000%, 05/01/34	2,397,964	2,463,461
6.000%, 09/01/34	2,789,692	2,865,889
6.000%, 11/01/34	4,745,877	4,875,504
6.000%, 01/01/35	1,531,825	1,570,797
6.000%, 07/01/36	3,905,280	4,001,054
6.000%, 07/01/37	3,861,573	3,956,750
6.000%, 08/01/37	6,946,634	7,117,849
6.000%, 09/01/37	16,351,355	16,754,371
6.210%, 08/06/38 (a)	300,000	362,238
6.500%, 01/01/13	7,776	8,068
6.500%, 04/01/13	1,473	1,528
6.500%, 06/01/13	65,635	68,100
6.500%, 07/01/13	394	409
6.500%, 06/01/14	33,176	34,451
6.500%, 04/01/17	3,010,622	3,128,531
6.500%, 05/01/28	410,827	429,446
6.500%, 12/01/28	773,794	808,863
6.500%, 03/01/29	33,390	34,904
6.500%, 04/01/29	190,315	198,940
6.500%, 05/01/29	20,666	21,602
6.500%, 08/01/29	4,542	4,748
6.500%, 05/01/30	240,089	250,971
6.500%, 09/01/31	72,349	75,445
6.500%, 02/01/32	20,629	21,560
6.500%, 06/01/32	302,224	314,988
6.500%, 09/01/33	740,278	770,560
6.500%, 10/01/33	641,490	667,731
6.500%, 10/01/34	2,118,117	2,204,763
6.500%, 10/01/37 (c)	6,799,995	7,048,493
6.625%, 11/15/10 (a)	3,400,000	3,758,978
6.625%, 11/15/30 (a)	2,450,000	3,034,266
7.000%, 04/01/12	24,838	25,938
7.000%, 02/01/14	25,311	26,431
7.000%, 10/01/21	87,991	93,626
7.000%, 06/01/26	2,512	2,657
7.000%, 06/01/28	94,507	100,402
7.000%, 09/01/29	48,510	51,412
7.000%, 10/01/29	61,380	65,051
7.000%, 12/01/29	4,767	5,052
7.000%, 01/01/32	650,629	688,339
7.000%, 04/01/32	87,661	92,666
7.000%, 06/01/32	285,367	301,658
7.000%, 10/01/37	3,838,771	4,029,768
7.500%, 08/01/15	25,688	26,948
7.500%, 09/01/25	22,672	24,081
7.500%, 06/01/26	24,193	25,693
7.500%, 08/01/15	25,688	26,948

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-66

Metropolitan Series Fund, Inc.

Lehman Brothers Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Federal Agencies—(Continued)
Federal National Mortgage Association 7.500%, 09/01/25	$22,672	$24,081
7.500%, 06/01/26	24,193	25,693
7.500%, 09/01/27	4,258	4,528
7.500%, 11/01/27	566	602
7.500%, 08/01/28	1,249	1,351
7.500%, 07/01/29	61,121	65,000
7.500%, 10/01/29	24,101	25,633
7.500%, 07/01/30	6,936	7,376
8.000%, 10/01/26	1,729	1,883
8.000%, 11/01/29	911	992
8.000%, 05/01/30	38,548	40,935
8.000%, 11/01/30	14,516	15,415
8.000%, 01/01/31	18,229	19,756
8.000%, 02/01/31	29,185	30,992
Government National Mortgage Association 5.000%, 10/15/20	2,319,056	2,350,955
5.000%, 01/15/21	2,036,640	2,064,655
5.000%, 12/15/35	2,516,652	2,517,266
5.000%, 12/15/36	4,746,453	4,747,617
5.500%, 03/15/36	3,552,497	3,624,301
5.500%, 01/15/37	5,485,596	5,596,963
5.500%, 11/15/37	9,630,803	9,826,323
6.000%, 01/15/29	45,711	47,429
6.000%, 01/15/33	1,229,175	1,274,608
6.000%, 03/15/35	2,000,056	2,065,677
6.000%, 12/15/35	2,301,942	2,377,468
6.000%, 06/15/36	3,928,823	4,056,547
6.000%, 09/01/36	4,117,270	4,218,243
6.000%, 09/15/36	4,452,723	4,597,479
6.500%, 05/15/23	10,324	10,828
6.500%, 02/15/27	166,577	174,598
6.500%, 07/15/28	35,966	37,686
6.500%, 08/15/28	64,213	67,285
6.500%, 11/15/28	36,976	38,745
6.500%, 12/15/28	13,910	14,575
6.500%, 07/15/29	21,835	22,876
6.500%, 06/20/31	123,154	129,007
6.500%, 07/15/32	237,091	247,717
6.500%, 05/15/36	2,214,237	2,301,734
6.700%, 04/15/34	3,000,000	3,038,269
7.000%, 01/15/28	10,290	10,992
7.000%, 04/15/28	4,354	4,652
7.000%, 05/15/28	36,175	38,645
7.000%, 06/15/28	23,459	25,060
7.000%, 10/15/28	20,089	21,461
7.000%, 06/15/29	8,595	9,181
7.000%, 09/15/29	38,803	41,449
7.000%, 01/15/31	1,640	1,736
7.000%, 03/15/31	49,531	52,446
7.000%, 07/15/31	1,949,061	2,063,767
7.000%, 08/15/31	265,435	281,056
7.000%, 02/15/32	186,664	196,496
7.000%, 07/15/32	133,545	140,578
7.500%, 02/20/28	12,649	13,590
7.500%, 08/15/29	33,535	35,717

Security Description	Face Amount	Value

Federal Agencies—(Continued)
7.500%, 04/15/30	$10,259	$10,932
8.000%, 09/15/16	5,657	6,143
8.000%, 08/15/26	7,169	7,618
8.000%, 09/15/26	16,586	17,627
8.000%, 05/15/27	5,484	6,014
8.000%, 06/15/29	74,008	81,191
9.000%, 11/15/24	47,324	51,929
Tennessee Valley Authority 6.000%, 03/15/13	1,000,000	1,123,300

		673,298,224

Food & Staples Retailing—0.5%
CVS Corp. 5.750%, 06/01/17	3,500,000	3,541,418
Kroger Co. 5.500%, 02/01/13	950,000	975,711
Wal-Mart Stores, Inc. 4.550%, 05/01/13	2,075,000	2,130,499
6.875%, 08/10/09	500,000	526,108

		7,173,736

Food Products—0.6%
ConAgra Foods, Inc. 5.819%, 06/15/17	2,000,000	1,990,927
General Mills, Inc. 6.000%, 02/15/12	2,000,000	2,093,594
Kellogg Co. 6.600%, 04/01/11	2,700,000	2,879,841
Kraft Foods, Inc. 6.250%, 06/01/12	900,000	929,368
Tyson Foods, Inc. 6.850%, 04/01/16	670,000	662,632

		8,556,362

Foreign Government—1.3%
Mexico Government International Bond 6.750%, 09/27/34	1,050,000	1,164,923
8.375%, 01/14/11	250,000	283,265
Province of Nova Scotia 9.250%, 03/01/20	250,000	363,490
Province of Ontario 5.125%, 07/17/12 (a)	2,000,000	2,157,973
5.500%, 10/01/08 (a)	300,000	305,001
Province of Quebec 4.875%, 05/05/14 (a)	1,925,000	2,067,635
7.500%, 07/15/23 (a)	350,000	448,588
Republic of Italy 4.500%, 01/21/15	2,975,000	3,131,217
5.625%, 06/15/12	3,650,000	4,011,642
Republic of Korea 8.875%, 04/15/08 (a)	200,000	200,310
United Mexican States 8.000%, 09/24/22	2,200,000	2,783,286
9.875%, 02/01/10 (a)	500,000	559,015

		17,476,345

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-67

Metropolitan Series Fund, Inc.

Lehman Brothers Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Gas Utilities—0.0%
El Paso Natural Gas Co. 8.375%, 06/15/32	$220,000	$249,501

Health Care Providers & Services—0.2%
Anthem, Inc. 6.800%, 08/01/12	2,200,000	2,329,276

Industrial Conglomerates—0.1%
General Electric Co. 5.000%, 02/01/13	930,000	965,765
Honeywell International, Inc. 7.500%, 03/01/10 (a)	300,000	322,785

		1,288,550

Insurance—0.9%
Allied World Assurance Co. Holdings, Ltd. 7.500%, 08/01/16	910,000	927,775
Allstate Corp. 6.125%, 02/15/12 (a)	2,750,000	2,935,876
6.900%, 05/15/38	150,000	150,064
AXA Financial, Inc. 7.750%, 08/01/10	500,000	548,686
AXA S.A. 8.600%, 12/15/30	1,165,000	1,219,121
Chubb Corp. 6.000%, 11/15/11	350,000	367,786
GE Global Insurance Holding Corp. 7.500%, 06/15/10	500,000	531,510
Hartford Financial Services Group, Inc. 6.100%, 10/01/41	780,000	676,714
6.375%, 11/01/08	105,000	106,539
Marsh & McLennan Cos., Inc. 5.750%, 09/15/15	4,000,000	3,956,492
Prudential Financial, Inc. 5.700%, 12/14/36	1,525,000	1,298,157

		12,718,720

IT Services—0.1%
Electronic Data Systems Corp. 7.125%, 10/15/09	1,695,000	1,767,524

Machinery—0.1%
Caterpillar, Inc. 7.250%, 09/15/09	250,000	264,568
Deere & Co. 6.950%, 04/25/14 (a)	850,000	948,377
7.850%, 05/15/10 (a)	300,000	329,540

		1,542,485

Media—1.2%
Comcast Cable Communications Holdings, Inc. 8.375%, 03/15/13	1,700,000	1,888,975

Security Description	Face Amount	Value

Media—(Continued)
Comcast Corp. 5.300%, 01/15/14	$1,445,000	$1,414,476
5.650%, 06/15/35	1,500,000	1,279,796
Cox Communications, Inc. 7.750%, 11/01/10	250,000	267,250
News America, Inc. 6.550%, 03/15/33 (a)	1,950,000	1,939,067
Thomson Corp. 6.200%, 01/05/12	3,700,000	3,753,549
Time Warner Cable, Inc. 5.850%, 05/01/17	100,000	95,375
6.550%, 05/01/37	100,000	93,895
Time Warner Entertainment Co., L.P. 7.250%, 09/01/08	250,000	252,883
8.375%, 03/15/23	380,000	420,617
Time Warner, Inc. 7.625%, 04/15/31	2,000,000	2,095,801
7.700%, 05/01/32	685,000	725,818
9.125%, 01/15/13	418,000	463,132
Turner Broadcasting System, Inc. 8.375%, 07/01/13	660,000	715,317
Viacom, Inc. 6.250%, 04/30/16	770,000	751,770
Walt Disney Co. 6.375%, 03/01/12	200,000	216,955

		16,374,676

Metals & Mining—0.5%
Alcan, Inc. 5.000%, 06/01/15	1,050,000	1,017,233
Alcoa, Inc. 5.375%, 01/15/13	1,000,000	1,008,802
5.720%, 02/23/19	523,000	500,020
5.870%, 02/23/22	101,000	95,828
Vale Overseas, Ltd. 6.250%, 01/23/17	3,810,000	3,788,702
6.875%, 11/21/36	1,100,000	1,057,309

		7,467,894

Multi-Utilities—0.6%
Dominion Resources, Inc. 5.150%, 07/15/15	3,600,000	3,560,542
Pacific Gas & Electric Co. 4.800%, 03/01/14	3,125,000	3,088,155
6.050%, 03/01/34	2,195,000	2,140,035

		8,788,732

Multiline Retail—0.2%
Macy’s Retail Holdings, Inc. 5.875%, 01/15/13	1,030,000	964,997
Target Corp. 6.350%, 11/01/32	2,300,000	2,139,370

		3,104,367

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-68

Metropolitan Series Fund, Inc.

Lehman Brothers Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Oil, Gas & Consumable Fuels—0.7%
Anadarko Petroleum Corp. 5.950%, 09/15/16	$2,900,000	$2,990,753
Atlantic Richfield Co. 5.900%, 04/15/09	300,000	309,383
ConocoPhillips Holding Co. 6.950%, 04/15/29	700,000	797,478
Enterprise Products Operations, L.P. 5.000%, 03/01/15	2,000,000	1,852,526
Pemex Project Funding Master Trust 6.625%, 06/15/35 (a)	1,080,000	1,111,590
Phillips Petroleum Co. 6.375%, 03/30/09	300,000	309,358
Southern California Gas Co. 4.800%, 10/01/12	1,000,000	1,026,070
Transocean Sedco Forex, Inc. 7.500%, 04/15/31	300,000	328,119
XTO Energy, Inc. 7.500%, 04/15/12	715,000	793,027

		9,518,304

Paper & Forest Products—0.1%
MeadWestvaco Corp. 6.850%, 04/01/12	1,000,000	1,031,149
Weyerhaeuser Co. 7.375%, 03/15/32	500,000	487,877

		1,519,026

Personal Products—0.2%
Procter & Gamble Co. 4.950%, 08/15/14	2,000,000	2,068,077
6.450%, 01/15/26	200,000	214,383
6.875%, 09/15/09	850,000	898,772

		3,181,232

Pharmaceuticals—0.5%
Bristol-Myers Squibb Co. 5.875%, 11/15/36	2,000,000	1,922,106
Johnson & Johnson 6.950%, 09/01/29	250,000	291,932
Merck & Co., Inc. 5.950%, 12/01/28	300,000	301,900
Schering-Plough Corp. 6.550%, 09/15/37	1,000,000	968,843
Wyeth 5.500%, 02/01/14	3,000,000	3,092,903

		6,577,684

Real Estate Investment Trusts—0.3%
Brandywine Operating Partnership, L.P. 5.750%, 04/01/12	680,000	629,298
Developers Diversified Realty Corp. 5.375%, 10/15/12	520,000	484,486
Regency Centers, L.P. 5.250%, 08/01/15	850,000	759,777

Security Description	Face Amount	Value

Real Estate Investment Trusts—(Continued)
Simon Property Group, L.P. 5.250%, 12/01/16	$3,000,000	$2,729,701

		4,603,262

Road & Rail—0.5%
Burlington Northern Santa Fe Corp. 5.900%, 07/01/12 (a)	1,000,000	1,039,291
CSX Corp. 6.750%, 03/15/11	200,000	206,380
7.900%, 05/01/17	500,000	540,925
Norfolk Southern Corp. 5.590%, 05/17/25	144,000	132,720
6.200%, 04/15/09	350,000	358,211
7.250%, 02/15/31	156,000	169,899
7.700%, 05/15/17	3,400,000	3,895,894

		6,343,320

Software—0.1%
Oracle Corp. 5.250%, 01/15/16	2,000,000	1,999,572

Specialty Retail—0.1%
Lowe’s Cos., Inc. 6.875%, 02/15/28	1,000,000	1,013,925

U.S. Treasury—21.7%
U.S. Treasury Bonds 4.500%, 02/15/36 (a)	7,175,000	7,397,784
5.250%, 11/15/28 (a)	2,700,000	3,029,805
5.250%, 02/15/29	750,000	844,057
5.375%, 02/15/31 (a)	5,255,000	6,067,108
5.500%, 08/15/28 (a)	2,420,000	2,798,052
6.125%, 11/15/27 (a)	3,950,000	4,892,351
6.250%, 08/15/23 (a)	8,450,000	10,385,049
6.375%, 08/15/27 (a)	2,800,000	3,554,740
6.500%, 11/15/26 (a)	1,000,000	1,279,830
6.875%, 08/15/25 (a)	2,450,000	3,224,617
7.875%, 02/15/21 (a)	4,450,000	6,166,365
8.125%, 08/15/19 (a)	2,645,000	3,682,528
8.125%, 08/15/21 (a)	1,250,000	1,773,200
8.500%, 02/15/20 (a)	6,700,000	9,608,738
8.750%, 08/15/20 (a)	1,000,000	1,467,410
8.875%, 02/15/19 (a)	10,215,000	14,845,868
9.125%, 05/15/18 (a)	1,600,000	2,341,696
9.250%, 02/15/16 (a)	1,375,000	1,959,911
U.S. Treasury Notes 2.625%, 03/15/09 (a)	1,800,000	1,818,846
3.125%, 04/15/09 (a)	1,500,000	1,525,425
3.375%, 11/15/08 (a)	820,000	829,865
3.375%, 10/15/09 (a)	5,000,000	5,138,300
3.375%, 11/30/12 (a)	7,010,000	7,308,696
3.500%, 11/15/09 (a)	4,000,000	4,124,680
3.500%, 12/15/09 (a)	4,000,000	4,130,000
3.625%, 07/15/09 (a)	5,520,000	5,667,274
3.625%, 01/15/10 (a)	4,000,000	4,144,160

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-69

Metropolitan Series Fund, Inc.

Lehman Brothers Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

U.S. Treasury—(Continued)
3.625%, 06/15/10 (a)	$16,200,000	$16,929,486
3.875%, 05/15/09 (a)	4,000,000	4,103,920
4.000%, 09/30/09 (a)	5,000,000	5,182,800
4.000%, 04/15/10 (a)	6,000,000	6,288,961
4.000%, 11/15/12 (a)	7,250,000	7,791,358
4.000%, 02/15/14 (a)	600,000	646,968
4.125%, 08/15/10 (a)	1,000,000	1,058,360
4.125%, 05/15/15 (a)	7,640,000	8,257,083
4.250%, 10/15/10 (a)	5,000,000	5,329,950
4.250%, 09/30/12 (a)	5,000,000	5,406,900
4.250%, 08/15/13 (a)	14,980,000	16,310,973
4.250%, 08/15/14 (a)	18,430,000	20,141,963
4.250%, 08/15/15 (a)	3,000,000	3,267,060
4.375%, 08/15/12 (a)	5,000,000	5,441,050
4.500%, 11/15/15 (a)	8,950,000	9,885,543
4.625%, 11/15/09 (a)	17,700,000	18,568,362
4.750%, 12/31/08 (a)	1,000,000	1,024,140
4.750%, 08/15/17 (a)	5,000,000	5,529,300
4.875%, 08/15/09 (a)	13,900,000	14,529,252
4.875%, 02/15/12 (a)	4,500,000	4,965,885
5.000%, 02/15/11 (a)	1,000,000	1,091,410
5.000%, 08/15/11 (a)	3,500,000	3,852,380
5.125%, 05/15/16 (a)	4,830,000	5,500,598
5.750%, 08/15/10 (a)	7,120,000	7,806,440
6.500%, 02/15/10 (a)	1,710,000	1,863,404

		300,779,901

Wireless Telecommunication Services—0.5%
AT&T Wireless Services, Inc. 8.125%, 05/01/12	500,000	559,712
Cingular Wireless Services, Inc. 7.875%, 03/01/11	890,000	969,592
8.750%, 03/01/31	300,000	361,599
Cingular Wireless, LLC 7.125%, 12/15/31	100,000	103,237
France Telecom S.A. 7.750%, 03/01/11 (b)	3,600,000	3,904,674
Vodafone Group, Plc. 7.750%, 02/15/10	1,150,000	1,217,951

		7,116,765

Yankee—1.1%
Apache Finance Canada Corp. 7.750%, 12/15/29	300,000	355,198
Carnival Corp. 6.150%, 04/15/08	500,000	500,477
Encana Corp. 4.750%, 10/15/13	2,000,000	2,003,512
Hydro-Quebec 7.500%, 04/01/16	1,350,000	1,651,905
8.400%, 01/15/22	1,000,000	1,351,900
Intermediate American Development Bank 5.375%, 11/18/08	700,000	712,944
6.800%, 10/15/25	500,000	616,915

Security Description	Face Amount	Value

Yankee—(Continued)
7.000%, 06/15/25	$200,000	$247,740
8.875%, 06/01/09	400,000	429,830
International Bank for Reconstruction & Development
8.875%, 03/01/26	535,000	796,818
Norsk Hydro A/S 6.700%, 01/15/18	300,000	332,158
6.800%, 01/15/28	1,350,000	1,482,957
Province of Quebec Canada 6.125%, 01/22/11	2,700,000	2,918,421
Telecom Italia Capital S.A. 6.200%, 07/18/11	1,020,000	1,014,999
Tyco International Group S.A. 6.875%, 01/15/29	1,275,000	1,192,083

		15,607,857

Total Fixed Income (Identified Cost $1,335,151,648)		1,366,455,833

Short Term Investments—27.5%

Discount Notes—0.8%
Federal Home Loan Bank 1.52%, 04/01/08	10,600,000	10,600,000

Mutual Funds—26.7%
State Street Navigator Securities Lending Prime Portfolio (c)	370,093,930	370,093,930

Total Short Term Investments (Identified Cost $380,693,930)		380,693,930

Total Investments—126.1% (Identified Cost $1,715,845,578) (d)		1,747,149,763
Liabilities in excess of other assets		(361,362,911)

Total Net Assets—100%		$1,385,786,852

(a)	A portion or all of the security was held on loan. As of March 31, 2008, the market value of securities loaned was $376,394,413 and the collateral received consisted of cash in the amount of $370,093,930 and non-cash collateral with a value of $12,949,080. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian.
(b)	Variable or Floating Rate Security. Rate disclosed is as of March 31, 2008.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	The aggregate cost of investments for federal income tax purposes as of March 31, 2008 was $1,715,845,578 and the composition of unrealized appreciation and depreciation of investment securities was $44,664,973 and $(13,360,788), respectively.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-70

Metropolitan Series Fund, Inc.

Lehman Brothers Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Statement of Accounting Standards No. 157 Valuation Disclosure

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2008:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1—Quoted Prices	$829,382,071	$0
Level 2—Other Significant Observable Inputs	917,767,692	0
Level 3—Significant Unobservable Inputs	0	0

Total	$1,747,149,763	$0

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-71

Metropolitan Series Fund, Inc.

Loomis Sayles Small Cap Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Common Stock—96.7% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—3.5%
AAR Corp. (a) (b)	34,552	$942,233
American Science & Engineering, Inc. (a)	32,502	1,773,634
BE Aerospace, Inc. (b)	37,968	1,326,982
Ducommun, Inc.	46,933	1,298,636
Moog, Inc. (b)	141,893	5,989,303
Taser International, Inc. (a) (b)	138,382	1,300,791
Teledyne Technologies, Inc. (b)	63,379	2,978,813

		15,610,392

Air Freight & Logistics—0.4%
HUB Group, Inc. (Class A) (b)	60,131	1,977,709

Auto Components—0.4%
Drew Industries, Inc. (a) (b)	11,452	280,116
Gentex Corp. (a)	89,297	1,531,443

		1,811,559

Automobiles—0.1%
Winnebago Industries, Inc. (a)	35,751	604,192

Biotechnology—1.5%
BioMarin Pharmaceutical, Inc. (a) (b)	39,178	1,385,726
Indevus Pharmaceuticals, Inc. (a) (b)	243,546	1,161,714
Myriad Genetics, Inc. (a) (b)	28,631	1,153,543
Third Wave Technologies, Inc. (b)	162,107	1,494,627
United Therapeutics Corp. (b)	17,682	1,533,029

		6,728,639

Building Products—0.5%
Armstrong World Industries, Inc. (b)	58,637	2,090,995

Capital Markets—1.0%
Investment Technology Group, Inc. (b)	36,149	1,669,361
JMP Group, Inc. (a)	100,710	704,970
Stifel Financial Corp. (b)	42,962	1,928,994

		4,303,325

Chemicals—1.9%
Cytec Industries, Inc.	25,403	1,367,951
FMC Corp.	41,691	2,313,434
Minerals Technologies, Inc.	26,205	1,645,674
Penford Corp.	72,207	1,569,058
The Scotts Miracle-Gro Co.	29,551	958,043
ZEP, Inc. (a) (b)	43,217	700,980

		8,555,140

Commercial Banks—4.2%
Bank of the Ozarks, Inc. (a)	50,014	1,195,335
CVB Financial Corp. (a)	121,434	1,264,128
East West Bancorp, Inc. (a)	90,762	1,611,025
First State Bancorp (a)	84,563	1,132,299
Hancock Holding Co. (a)	51,510	2,164,450
IBERIABANK Corp. (a)	28,711	1,270,462
Old National Bancorp (a)	50,874	915,732
Pennsylvania Commerce Bancorp, Inc. (a) (b)	32,794	860,842

Security Description	Shares	Value

Commercial Banks—(Continued)
PrivateBancorp, Inc. (a)	47,457	$1,493,472
Prosperity Bancshares, Inc. (a)	67,483	1,934,063
Signature Bank (a) (b)	38,628	985,014
Sterling Bancshares, Inc.	204,324	2,030,981
United Community Bank, Inc. (a)	53,045	900,704
Westamerica Bancorp	18,092	951,639

		18,710,146

Commercial Services & Supplies—8.6%
ABM Industries, Inc.	90,348	2,027,409
American Ecology Corp.	61,461	1,556,807
FTI Consulting, Inc. (a) (b)	47,901	3,402,887
ICF International, Inc.	79,841	1,600,812
IHS, Inc. (b)	36,243	2,330,787
Innerworkings, Inc. (a) (b)	160,848	2,256,697
Interface, Inc. (a)	103,220	1,450,241
McGrath Rentcorp (a)	78,501	1,892,659
PHH Corp. (b)	44,685	778,860
Rollins, Inc.	233,505	4,130,703
Standard Parking Corp. (a) (b)	137,355	2,878,961
Team, Inc. (a)	74,356	2,029,919
The Advisory Board Co. (b)	45,584	2,504,385
The GEO Group, Inc. (b)	134,454	3,823,872
Waste Connections, Inc. (b)	179,331	5,512,635

		38,177,634

Communications Equipment—2.0%
Adtran, Inc.	77,425	1,432,362
Anaren, Inc. (b)	83,112	1,052,198
Black Box Corp.	29,644	914,517
CommScope, Inc. (b)	20,430	711,577
Foundry Networks, Inc. (b)	141,096	1,633,892
Harris Stratex Networks, Inc. (a) (b)	57,640	578,129
Sonus Networks, Inc. (a) (b)	268,065	922,144
Tekelec, Inc. (a) (b)	135,959	1,692,690

		8,937,509

Computers & Peripherals—0.7%
Brocade Communications Systems, Inc. (b)	264,203	1,928,682
Emulex Corp. (b)	80,793	1,312,078

		3,240,760

Construction & Engineering—1.0%
Granite Construction, Inc. (a)	21,563	705,326
Michael Baker Corp.	19,242	432,175
Northwest Pipe Co. (b)	76,139	3,235,146

		4,372,647

Construction Materials—0.4%
Texas Industries, Inc. (a)	27,966	1,681,036

Consumer Finance—0.6%
Dollar Financial Corp. (a) (b)	86,588	1,991,524
First Cash Financial Services (b)	74,234	766,837

		2,758,361

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-72

Metropolitan Series Fund, Inc.

Loomis Sayles Small Cap Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Containers & Packaging—0.8%
Greif, Inc.	16,976	$1,153,180
Myers Industries, Inc. (a)	67,479	885,999
Rock Tennessee Co.	52,898	1,585,353

		3,624,532

Distributors—0.8%
Core-Mark Holding Co., Inc. (a) (b)	15,580	447,769
LKQ Corp. (a) (b)	133,446	2,998,532

		3,446,301

Diversified Consumer Services—2.4%
American Public Education, Inc. (b)	46,947	1,425,781
Bright Horizons Family Solutions, Inc. (b)	41,154	1,771,268
Capella Education Co. (a) (b)	35,820	1,955,772
DeVry, Inc.	42,229	1,766,861
INVESTools, Inc. (a) (b)	289,828	3,185,210
Jackson Hewitt Tax Service, Inc. (a)	31,596	362,406

		10,467,298

Diversified Telecommunication Services—0.8%
Cogent Communications Group, Inc. (a) (b)	91,939	1,683,403
NTELOS Holdings Corp.	85,690	2,073,698

		3,757,101

Electric Utilities—1.6%
Allete, Inc. (a)	46,297	1,787,990
ITC Holdings Corp. (a)	77,328	4,025,696
Portland General Electric Co.	60,398	1,361,975

		7,175,661

Electrical Equipment—1.8%
Acuity Brands, Inc. (a)	37,957	1,630,253
Belden, Inc. (a)	18,002	635,831
General Cable Corp. (a)	36,493	2,155,641
II-VI, Inc. (b)	58,903	2,237,136
Polypore International, Inc. (b)	66,679	1,379,589

		8,038,450

Electronic Equipment & Instruments—2.6%
Agilysys, Inc. (a)	63,978	742,145
Anixter International, Inc. (a) (b)	18,798	1,203,824
Excel Technology, Inc. (b)	43,944	1,184,730
IPG Photonics Corp. (a) (b)	107,128	1,680,838
Littelfuse, Inc. (b)	88,120	3,081,557
Plexus Corp. (b)	40,523	1,136,670
Rofin-Sinar Technologies, Inc. (b)	25,437	1,142,121
Vishay Intertechnology, Inc. (b)	130,076	1,178,489
X-Rite, Inc. (a) (b)	64,233	383,471

		11,733,845

Energy Equipment & Services—3.4%
Dresser-Rand Group, Inc. (b)	56,381	1,733,716
Exterran Holdings, Inc. (a) (b)	51,068	3,295,929
Helix Energy Solutions Group, Inc. (a) (b)	33,607	1,058,620

Security Description	Shares	Value

Energy Equipment & Services—(Continued)
Mitcham Industries, Inc. (b)	95,945	$1,709,740
Oceaneering International, Inc. (b)	30,442	1,917,846
T-3 Energy Services, Inc. (b)	44,409	1,890,047
Tesco Corp. (b)	54,068	1,294,929
Tetra Technologies, Inc. (a) (b)	52,574	832,772
Trico Marine Services, Inc. (a) (b)	36,454	1,420,612

		15,154,211

Food & Staples Retailing—0.8%
Casey’s General Stores, Inc. (a)	61,194	1,382,985
Spartan Stores, Inc.	105,252	2,194,504

		3,577,489

Food Products—0.7%
J&J Snack Foods Corp.	36,349	998,507
Ralcorp Holdings, Inc. (b)	36,058	2,096,773

		3,095,280

Gas Utilities—0.8%
UGI Corp.	150,604	3,753,052

Health Care Equipment & Supplies—3.9%
Conceptus, Inc. (a) (b)	97,464	1,808,932
Masimo Corp. (a) (b)	68,369	1,777,594
Meridian Bioscience, Inc. (a)	49,797	1,664,714
Natus Medical, Inc. (a) (b)	110,730	2,009,749
NuVasive, Inc. (b)	55,390	1,911,509
Orthofix International NV (b)	67,254	2,674,692
Quidel Corp. (b)	86,452	1,388,419
SonoSite, Inc. (b)	51,781	1,472,134
West Pharmaceutical Services, Inc. (a)	55,240	2,443,265

		17,151,008

Health Care Providers & Services—4.9%
Amedisys, Inc. (b)	33,239	1,307,622
athenahealth, Inc. (b)	51,524	1,219,573
CardioNet, Inc. (b)	73,059	1,314,331
Corvel Corp. (b)	58,886	1,801,323
HealthExtras, Inc. (b)	89,364	2,219,802
Healthspring, Inc. (b)	51,675	727,584
inVentiv Health, Inc. (b)	60,249	1,735,774
MWI Veterinary Supply, Inc. (a) (b)	79,308	2,796,400
Psychiatric Solutions, Inc. (a) (b)	81,800	2,774,656
RadNet, Inc. (a) (b)	260,656	1,835,018
Skilled Healthcare Group, Inc. (b)	98,609	1,082,727
Sun Healthcare Group, Inc. (b)	220,831	2,901,719

		21,716,529

Health Care Technology—0.7%
Phase Forward, Inc. (b)	110,118	1,880,815
Trizetto Group (b)	82,192	1,371,785

		3,252,600

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-73

Metropolitan Series Fund, Inc.

Loomis Sayles Small Cap Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Hotels, Restaurants & Leisure—1.1%
Bob Evans Farms, Inc.	60,596	$1,671,843
CEC Entertainment, Inc. (b)	71,509	2,065,180
Cosi, Inc. (a) (b)	378,141	1,085,265

		4,822,288

Household Durables—0.3%
Jarden Corp. (a) (b)	60,462	1,314,444

Industrial Conglomerates—0.5%
Teleflex, Inc.	33,253	1,586,501
Walter Industries, Inc.	11,227	703,147

		2,289,648

Insurance—4.6%
American Equity Investment Life Holding Co. (a)	165,058	1,531,738
American Physicians Capital, Inc.	24,847	1,151,907
Amtrust Financial Services, Inc.	45,780	744,383
Arch Capital Group, Ltd. (b)	35,247	2,420,412
Delphi Financial Group, Inc.	63,515	1,856,543
eHealth, Inc. (b)	77,746	1,715,854
Employers Holdings, Inc. (a)	86,862	1,610,422
First Mercury Financial Corp. (b)	24,417	425,100
Midland Co.	34,782	2,258,395
ProAssurance Corp. (b)	43,036	2,316,628
RLI Corp.	35,120	1,740,898
The Navigators Group, Inc. (b)	45,365	2,467,856

		20,240,136

Internet Software & Services—1.8%
Ariba, Inc. (a) (b)	225,623	2,179,518
United Online, Inc. (a)	107,222	1,132,264
VistaPrint, Ltd. (a) (b)	76,035	2,657,423
Vocus, Inc. (b)	76,316	2,014,743

		7,983,948

IT Services—2.9%
Alliance Data Systems Corp. (b)	51,691	2,455,839
Broadridge Financial Solutions, Inc.	142,323	2,504,885
Information Services Group, Inc. (a) (b)	238,436	1,230,330
Perot Systems Corp. (Class A) (b)	95,600	1,437,824
Syntel, Inc. (a)	61,323	1,634,258
Wright Express Corp. (b)	112,013	3,442,159

		12,705,295

Leisure Equipment & Products—0.3%
Steinway Musical Instruments, Inc. (a) (b)	41,469	1,182,696

Life Sciences Tools & Services—1.6%
Exelixis, Inc. (a) (b)	153,337	1,065,692
Icon, Plc. (ADR)	31,116	2,019,117
Parexel International Corp. (b)	80,646	2,104,861
PerkinElmer, Inc.	76,514	1,855,464

		7,045,134

Security Description	Shares	Value

Machinery—4.1%
Actuant Corp. (a)	85,702	$2,589,057
CLARCOR, Inc. (a)	37,549	1,334,867
Commercial Vehicle Group, Inc. (a) (b)	64,628	640,464
ESCO Technologies, Inc. (a) (b)	23,689	940,927
Harsco Corp.	36,735	2,034,384
Kadant, Inc. (b)	92,093	2,705,692
Nordson Corp. (a)	15,333	825,682
RBC Bearings, Inc. (b)	102,501	3,805,862
The Middleby Corp. (a)	22,053	1,375,887
Wabtec Corp.	50,725	1,910,304

		18,163,126

Media—2.7%
AH Belo Corp.	83,944	959,480
Alloy, Inc. (b)	64,685	475,435
Belo Corp. (Class A)	82,055	867,321
DG FastChannel, Inc. (a) (b)	95,338	1,828,583
Interactive Data Corp.	88,391	2,516,492
John Wiley & Sons, Inc.	83,412	3,311,456
Knology, Inc. (a) (b)	150,867	1,953,728

		11,912,495

Metals & Mining—0.8%
Haynes International, Inc. (a) (b)	14,747	809,316
Reliance Steel & Aluminum Co.	47,220	2,826,589

		3,635,905

Multi-Utilities—0.3%
NorthWestern Corp.	48,516	1,182,335

Multiline Retail—0.3%
Dollar Tree, Inc. (b)	41,394	1,142,060

Oil, Gas & Consumable Fuels—3.5%
Arena Resources, Inc. (b)	39,801	1,540,697
Carrizo Oil & Gas, Inc. (b)	27,490	1,629,332
Mariner Energy, Inc. (a) (b)	81,558	2,202,882
Parallel Petroleum Corp. (b)	95,257	1,864,179
Penn Virginia Corp.	56,671	2,498,624
PetroHawk Energy Corp. (a) (b)	78,132	1,575,922
Petroleum Development Corp. (b)	24,907	1,725,308
St. Mary Land & Exploration Co.	31,655	1,218,718
TXCO Resources, Inc. (a) (b)	105,958	1,311,760

		15,567,422

Personal Products—1.1%
Alberto-Culver Co.	116,267	3,186,878
Bare Escentuals, Inc. (a) (b)	67,578	1,582,677

		4,769,555

Pharmaceuticals—1.3%
KV Pharmaceutical Co. (a) (b)	55,846	1,393,916
Perrigo Co.	64,378	2,428,982
Sciele Pharma, Inc. (a) (b)	96,859	1,888,751

		5,711,649

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-74

Metropolitan Series Fund, Inc.

Loomis Sayles Small Cap Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Real Estate Investment Trusts—1.5%
Capstead Mortgage Corp. (a)	63,130	$719,682
Health Care REIT, Inc.	36,131	1,630,592
Kite Realty Group Trust	110,549	1,547,686
MFA Mortgage Investments, Inc.	126,400	796,320
Potlatch Corp.	46,673	1,926,195

		6,620,475

Real Estate Management & Development—0.4%
Forestar Real Estate Group, Inc. (b)	69,444	1,729,850

Road & Rail—0.9%
Genesee & Wyoming, Inc. (a) (b)	54,260	1,866,544
Ryder System, Inc.	31,851	1,940,044

		3,806,588

Semiconductors & Semiconductor Equipment—2.5%
ATMI, Inc. (a) (b)	70,543	1,963,212
Cavium Networks, Inc. (a) (b)	94,719	1,553,392
Cohu, Inc. (a)	75,758	1,231,067
Exar Corp. (a) (b)	111,821	920,287
Fairchild Semiconductor International, Inc. (b)	75,089	895,061
NetLogic Microsystems, Inc. (a) (b)	75,307	1,817,911
Varian Semiconductor Equipment Associates, Inc. (b)	33,873	953,525
Verigy, Ltd. (b)	85,223	1,605,601

		10,940,056

Software—5.5%
Blackbaud, Inc.	89,467	2,172,259
Blackboard, Inc. (b)	67,106	2,236,643
BladeLogic, Inc. (a) (b)	60,848	1,706,786
Epicor Software Corp. (a) (b)	89,863	1,006,466
Informatica Corp. (b)	149,624	2,552,585
Intervoice, Inc. (b)	156,078	1,242,381
Progress Software Corp. (b)	73,230	2,191,042
Quest Software, Inc. (b)	44,979	587,875
Radiant Systems, Inc. (b)	90,575	1,265,333
Solera Holdings, Inc. (b)	60,953	1,484,815
Sybase, Inc. (b)	68,528	1,802,286
Taleo Corp. (b)	61,367	1,190,520
The Ultimate Software Group, Inc. (a) (b)	74,664	2,244,400
Tyler Technologies, Inc. (a)	190,003	2,656,242

		24,339,633

Specialty Retail—2.4%
Aeropostale, Inc. (b)	52,575	1,425,308
Dick’s Sporting Goods, Inc. (a) (b)	73,044	1,956,118
Genesco, Inc. (a) (b)	47,092	1,088,296
Jo-Ann Stores, Inc. (a) (b)	39,423	580,701
Sally Beauty Holdings, Inc. (a) (b)	250,883	1,731,093
Sonic Automotive, Inc. (a)	111,097	2,283,043
The Gymboree Corp. (b)	37,071	1,478,392

		10,542,951

Security Description	Shares	Value

Textiles, Apparel & Luxury Goods—1.7%
Carter’s, Inc. (b)	65,789	$1,062,492
FGX International Holdings, Ltd. (b)	58,685	701,873
Fossil, Inc. (a) (b)	77,269	2,359,795
Hanesbrands, Inc. (b)	94,574	2,761,561
Movado Group, Inc.	40,313	785,700

		7,671,421

Thrifts & Mortgage Finance—0.1%
Westfield Financial, Inc.	50,924	497,527

Trading Companies & Distributors—0.6%
Genesis Lease, Ltd. (ADR)	58,526	851,553
Kaman Corp.	64,334	1,820,009

		2,671,562

Water Utilities—0.5%
American State Water Co. (a)	30,450	1,096,200
Middlesex Water Co.	53,060	963,570

		2,059,770

Wireless Telecommunication Services—0.6%
SBA Communications Corp. (a) (b)	87,125	2,598,939

Total Common Stock (Identified Cost $408,918,897)		428,650,309

Short Term Investments—29.5%
Security Description	Face Amount/Shares	Value

Commercial Paper—2.9%
San Paolo U.S. Financial Corp. 1.000%, 04/01/08	$13,025,000	13,025,000

Mutual Funds—26.6%
State Street Navigator Securities Lending Prime Portfolio (c)	117,707,362	117,707,362

Total Short Term Investments (Identified Cost $130,732,362)		130,732,362

Total Investments—126.2% (Identified Cost $539,651,259) (d)		559,382,671
Liabilities in excess of other assets		(116,242,313)

Total Net Assets—100%		$443,140,358

(a)	A portion or all of the security was held on loan. As of March 31, 2008, the market value of securities loaned was $117,156,692 and the collateral received consisted of cash in the amount of $117,707,362 and non-cash collateral with a value of $1,689,248. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian.
(b)	Non-Income Producing.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-75

Metropolitan Series Fund, Inc.

Loomis Sayles Small Cap Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	The aggregate cost of investments for federal income tax purposes as of March 31, 2008 was $539,651,259 and the composition of unrealized appreciation and depreciation of investment securities was $54,419,431 and $(34,688,019), respectively.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

Statement of Accounting Standards No. 157 Valuation Disclosure

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2008:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1—Quoted Prices	$543,042,929	$0
Level 2—Other Significant Observable Inputs	16,339,742	0
Level 3—Significant Unobservable Inputs	0	0

Total	$559,382,671	$0

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-76

Metropolitan Series Fund, Inc.

MetLife Aggressive Allocation Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Mutual Funds—100.0% of Total Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Met Investors Series Trust—BlackRock Large Cap Core Portfolio, (Class A)	656,889	$6,358,682
Met Investors Series Trust—Dreman Small Cap Value Portfolio, (Class A)	857,260	11,015,793
Met Investors Series Trust—Harris Oakmark International Portfolio, (Class A)	1,245,594	19,319,167
Met Investors Series Trust—Lazard Mid-Cap Portfolio, (Class A)	1,126,750	12,597,062
Met Investors Series Trust—Legg Mason Value Equity Portfolio, (Class A)	1,588,123	13,530,811
Met Investors Series Trust—Met/AIM Small Cap Growth Portfolio, (Class A)	641,931	8,338,688
Met Investors Series Trust—Neuberger Berman Real Estate Portfolio, (Class A)	319,807	4,394,143
Metropolitan Series Fund, Inc.—BlackRock Large Cap Value Portfolio, (Class A)	1,582,897	19,279,688
Metropolitan Series Fund, Inc.—Davis Venture Value Portfolio, (Class A)	770,144	25,561,076
Metropolitan Series Fund, Inc.—FI Mid Cap Opportunities Portfolio, (Class A)	473,111	8,705,239
Metropolitan Series Fund, Inc.—Jennison Growth Portfolio, (Class A)	905,258	11,035,092

Security Description	Shares	Value

Affiliated Investment Companies—(Continued)
Metropolitan Series Fund, Inc.—Julius Baer International Stock Portfolio, (Class A)	1,389,351	$19,867,722
Metropolitan Series Fund, Inc.—MetLife Stock Index Portfolio, (Class A)	257,048	8,605,962
Metropolitan Series Fund, Inc.—Neuberger Berman Mid Cap Value Portfolio, (Class A)	1,008,265	19,267,952
Metropolitan Series Fund, Inc.—Russell 2000 Index Portfolio, (Class A)	501,254	6,411,043
Metropolitan Series Fund, Inc.—T. Rowe Price Large Cap Growth Portfolio, (Class A)	1,344,423	19,494,129

Total Mutual Funds (Identified Cost $237,904,374)		213,782,249

Total Investments—100.0% (Identified Cost $237,904,374) (a)		213,782,249
Liabilities in excess of other assets		(45,658)

Total Net Assets—100%		$213,736,591

(a)	The aggregate cost of investments for federal income tax purposes as of March 31, 2008 was $237,904,374 and the unrealized depreciation of investment securities was $24,122,125.

Statement of Accounting Standards No. 157 Valuation Disclosure

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2008:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1—Quoted Prices	$213,782,249	$0
Level 2—Other Significant Observable Inputs	0	0
Level 3—Significant Unobservable Inputs	0	0

Total	$213,782,249	$0

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-77

Metropolitan Series Fund, Inc.

MetLife Conservative Allocation Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Mutual Funds—100.0% of Total Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Met Investors Series Trust—BlackRock High Yield Portfolio, (Class A)	608,195	$4,835,150
Met Investors Series Trust—BlackRock Large Cap Core Portfolio, (Class A)	238,860	2,312,161
Met Investors Series Trust—Dreman Small Cap Value Portfolio, (Class A)	186,827	2,400,723
Met Investors Series Trust—Harris Oakmark International Portfolio, (Class A)	302,544	4,692,459
Met Investors Series Trust—Lazard Mid-Cap Portfolio, (Class A)	205,224	2,294,400
Met Investors Series Trust—Legg Mason Value Equity Portfolio, (Class A)	248,818	2,119,927
Met Investors Series Trust—Lord Abbett Bond Debenture Portfolio, (Class A)	591,578	7,305,985
Met Investors Series Trust—Met/AIM Small Cap Growth Portfolio, (Class A)	175,480	2,279,483
Met Investors Series Trust—PIMCO Inflation Protected Bond Portfolio, (Class A)	1,288,675	14,845,531
Met Investors Series Trust—PIMCO Total Return Portfolio, (Class A)	5,236,443	65,769,718
Metropolitan Series Fund, Inc.—BlackRock Bond Income Portfolio, (Class A)	368,596	41,433,857
Metropolitan Series Fund, Inc.—BlackRock Large Cap Value Portfolio, (Class A)	383,571	4,671,898
Metropolitan Series Fund, Inc.—Davis Venture Value Portfolio, (Class A)	210,162	6,975,261
Metropolitan Series Fund, Inc.—FI Mid Cap Opportunities Portfolio, (Class A)	128,974	2,373,129
Metropolitan Series Fund, Inc.—Jennison Growth Portfolio, (Class A)	197,264	2,404,652

Security Description	Shares	Value

Affiliated Investment Companies—(Continued)
Metropolitan Series Fund, Inc.—Julius Baer International Stock Portfolio, (Class A)	168,249	$2,405,954
Metropolitan Series Fund, Inc.—MetLife Stock Index Portfolio, (Class A)	70,085	2,346,459
Metropolitan Series Fund, Inc.—Neuberger Berman Mid Cap Value Portfolio, (Class A)	244,503	4,672,451
Metropolitan Series Fund, Inc.—Russell 2000 Index Portfolio, (Class A)	182,406	2,332,969
Metropolitan Series Fund, Inc.—T. Rowe Price Large Cap Growth Portfolio, (Class A)	325,746	4,723,313
Metropolitan Series Fund, Inc.—Western Asset Mgt. Strategic Bond Opportunities Portfolio, (Class A)	3,419,086	43,080,489
Metropolitan Series Fund, Inc.—Western Asset Mgt. U.S. Government Portfolio, (Class A)	1,153,244	14,530,879

Total Mutual Funds (Identified Cost $239,699,434)		240,806,848

Total Investments—100.0% (Identified Cost $239,699,434) (a)		240,806,848
Liabilities in excess of other assets		(73,515)

Total Net Assets—100%		$240,733,333

(a)	The aggregate cost of investments for federal income tax purposes as of March 31, 2008 was $239,699,434 and the composition of unrealized appreciation and depreciation of investment securities was $5,456,994 and $(4,349,580), respectively.

Statement of Accounting Standards No. 157 Valuation Disclosure

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2008:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1—Quoted Prices	$240,806,848	$0
Level 2—Other Significant Observable Inputs	0	0
Level 3—Significant Unobservable Inputs	0	0

Total	$240,806,848	$0

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-78

Metropolitan Series Fund, Inc.

MetLife Conservative to Moderate Allocation Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Mutual Funds—100.0% of Total Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Met Investors Series Trust—BlackRock High Yield Portfolio, (Class A)	1,961,207	$15,591,595
Met Investors Series Trust—BlackRock Large Cap Core Portfolio, (Class A)	769,315	7,446,972
Met Investors Series Trust—Dreman Small Cap Value Portfolio, (Class A)	1,203,841	15,469,353
Met Investors Series Trust—Harris Oakmark International Portfolio, (Class A)	1,946,220	30,185,865
Met Investors Series Trust—Lazard Mid-Cap Portfolio, (Class A)	1,321,134	14,770,283
Met Investors Series Trust—Legg Mason Value Equity Portfolio, (Class A)	2,400,880	20,455,499
Met Investors Series Trust—Lord Abbett Bond Debenture Portfolio, (Class A)	1,271,861	15,707,489
Met Investors Series Trust—Met/AIM Small Cap Growth Portfolio, (Class A)	1,129,594	14,673,430
Met Investors Series Trust—Neuberger Berman Real Estate Portfolio, (Class A)	561,814	7,719,318
Met Investors Series Trust—PIMCO Inflation Protected Bond Portfolio, (Class A)	2,079,455	23,955,317
Met Investors Series Trust—PIMCO Total Return Portfolio, (Class A)	13,767,211	172,916,173
Metropolitan Series Fund, Inc.—BlackRock Bond Income Portfolio, (Class A)	769,276	86,474,347
Metropolitan Series Fund, Inc.—BlackRock Large Cap Value Portfolio, (Class A)	2,470,743	30,093,648
Metropolitan Series Fund, Inc.—Davis Venture Value Portfolio, (Class A)	1,127,774	37,430,823
Metropolitan Series Fund, Inc.—FI Mid Cap Opportunities Portfolio, (Class A)	830,601	15,283,065

Security Description	Shares	Value

Affiliated Investment Companies—(Continued)
Metropolitan Series Fund, Inc.—Jennison Growth Portfolio, (Class A)	1,271,199	$15,495,920
Metropolitan Series Fund, Inc.—Julius Baer International Stock Portfolio, (Class A)	1,625,246	23,241,016
Metropolitan Series Fund, Inc.—MetLife Stock Index Portfolio, (Class A)	451,519	15,116,864
Metropolitan Series Fund, Inc.—Neuberger Berman Mid Cap Value Portfolio, (Class A)	1,574,028	30,079,676
Metropolitan Series Fund, Inc.—Russell 2000 Index Portfolio, (Class A)	587,424	7,513,156
Metropolitan Series Fund, Inc.—T. Rowe Price Large Cap Growth Portfolio, (Class A)	1,573,898	22,821,525
Metropolitan Series Fund, Inc.—Western Asset Mgt. Strategic Bond Opportunities Portfolio, (Class A)	9,190,517	115,800,516
Metropolitan Series Fund, Inc.—Western Asset Mgt. U.S. Government Portfolio, (Class A)	2,480,489	31,254,162

Total Mutual Funds (Identified Cost $784,795,279)		769,496,012

Total Investments—100.0% (Identified Cost $784,795,279) (a)		769,496,012
Liabilities in excess of other assets		(204,751)

Total Net Assets—100%		$769,291,261

(a)	The aggregate cost of investments for federal income tax purposes as of March 31, 2008 was $784,795,279 and the composition of unrealized appreciation and depreciation of investment securities was $17,174,791 and $(32,474,058), respectively.

Statement of Accounting Standards No. 157 Valuation Disclosure

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2008:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1—Quoted Prices	$769,496,012	$0
Level 2—Other Significant Observable Inputs	0	0
Level 3—Significant Unobservable Inputs	0	0

Total	$769,496,012	$0

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-79

Metropolitan Series Fund, Inc.

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Common Stock—97.0% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.9%
Alliant Techsystems, Inc. (a) (b)	14,765	$1,528,621
BE Aerospace, Inc. (b)	41,898	1,464,335
DRS Technologies, Inc.	18,619	1,085,115

		4,078,071

Airlines—0.2%
AirTran Holdings, Inc. (a) (b)	41,368	273,029
Alaska Air Group, Inc. (a) (b)	17,129	336,071
JetBlue Airways Corp. (a) (b)	81,762	474,219

		1,083,319

Auto Components—1.0%
ArvinMeritor, Inc. (a)	32,783	410,115
BorgWarner, Inc.	52,398	2,254,686
Gentex Corp. (a)	64,838	1,111,972
Lear Corp. (b)	34,758	900,580
Modine Manufacturing Co. (a)	14,709	213,133

		4,890,486

Automobiles—0.1%
Thor Industries, Inc. (a)	15,489	461,108

Beverages—0.3%
Hansen Natural Corp. (a) (b)	27,298	963,619
PepsiAmericas, Inc.	26,639	680,094

		1,643,713

Biotechnology—1.3%
Cephalon, Inc. (a) (b)	30,459	1,961,560
Millennium Pharmaceuticals, Inc. (b)	146,235	2,260,793
PDL BioPharma, Inc. (a) (b)	52,592	556,949
Vertex Pharmaceuticals, Inc. (a) (b)	59,856	1,429,960

		6,209,262

Capital Markets—1.4%
Apollo Investment Corp. (a)	53,704	850,134
Eaton Vance Corp. (a)	52,060	1,588,351
Jefferies Group, Inc. (a)	50,429	813,420
Raymond James Financial, Inc. (a)	43,231	993,448
SEI Investments Co.	56,891	1,404,639
Waddell & Reed Financial, Inc. (Class A)	38,814	1,247,094

		6,897,086

Chemicals—3.7%
Airgas, Inc.	37,132	1,688,392
Albemarle Corp.	34,153	1,247,267
Cabot Corp. (a)	29,299	820,372
CF Industries Holdings, Inc.	21,779	2,256,740
Chemtura Corp.	108,922	799,487
Cytec Industries, Inc.	18,876	1,016,473
Ferro Corp.	19,617	291,509
FMC Corp.	33,820	1,876,672
Minerals Technologies, Inc. (a)	8,597	539,892
Olin Corp. (a)	33,586	663,659
RPM International, Inc.	54,821	1,147,952

Security Description	Shares	Value

Chemicals—(Continued)
Sensient Technologies Corp.	21,527	$634,831
Terra Industries, Inc. (a) (b)	40,860	1,451,756
The Lubrizol Corp.	30,797	1,709,541
The Scotts Miracle-Gro Co.	19,972	647,492
Valspar Corp.	45,100	894,784

		17,686,819

Commercial Banks—2.5%
Associated Banc-Corp (a)	57,317	1,526,352
Bank Hawaii Corp. (a)	21,697	1,075,303
Cathay General Bancorp (a)	22,230	460,828
City National Corp.	18,177	899,034
Cullen/Frost Bankers, Inc.	26,423	1,401,476
First Community Bancorp, Inc.	10,998	295,296
FirstMerit Corp. (a)	36,229	748,491
SVB Financial Group (a) (b)	14,570	635,835
Synovus Financial Corp. (a)	148,576	1,643,250
TCF Financial Corp. (a)	48,903	876,342
The Colonial BancGroup, Inc. (a)	71,147	685,146
Westamerica Bancorporation (a)	12,981	682,801
Wilmington Trust Corp. (a)	30,479	947,897

		11,878,051

Commercial Services & Supplies—3.7%
ChoicePoint, Inc. (b)	30,548	1,454,085
Copart, Inc. (b)	31,366	1,215,746
Corrections Corp. of America (b)	56,250	1,548,000
Deluxe Corp.	23,136	444,442
Herman Miller, Inc.	25,484	626,142
HNI Corp. (a)	20,024	538,445
Kelly Services, Inc. (Class A)	10,048	206,587
Korn/Ferry International (b)	20,882	352,906
Manpower, Inc.	35,874	2,018,271
Mine Safety Appliances Co. (a)	13,168	542,390
Navigant Consulting, Inc. (a) (b)	20,572	390,457
Republic Services, Inc.	71,055	2,077,648
Rollins, Inc.	19,068	337,313
Stericycle, Inc. (b)	39,383	2,028,224
The Brinks Co.	21,633	1,453,305
The Corporate Executive Board Co. (a)	15,645	633,310
The Dun & Bradstreet Corp.	25,494	2,074,702

		17,941,973

Communications Equipment—1.9%
3Com Corp. (b)	181,059	414,625
ADC Telecommunications, Inc. (b)	52,978	639,974
Adtran, Inc.	25,458	470,973
Avocent Corp. (b)	20,570	347,633
CommScope, Inc. (a) (b)	30,279	1,054,618
Dycom Industries, Inc. (a) (b)	18,323	220,059
F5 Networks, Inc. (a) (b)	38,238	694,785
Foundry Networks, Inc. (b)	67,535	782,055
Harris Corp.	61,447	2,982,023
Plantronics, Inc.	21,991	424,646
Polycom, Inc. (b)	39,667	894,094

		8,925,485

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-80

Metropolitan Series Fund, Inc.

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Computers & Peripherals—1.3%
Diebold, Inc.	29,618	$1,112,156
Imation Corp. (a)	14,112	320,907
NCR Corp. (b)	78,643	1,795,420
Palm, Inc. (a) (b)	48,114	240,570
Western Digital Corp. (b)	99,936	2,702,269

		6,171,322

Construction & Engineering—1.2%
Granite Construction, Inc. (a)	14,729	481,786
KBR, Inc. (b)	76,409	2,118,821
Quanta Services, Inc. (a) (b)	77,008	1,784,275
URS Corp. (b)	37,571	1,228,196

		5,613,078

Construction Materials—0.4%
Martin Marietta Materials, Inc. (a)	18,571	1,971,683

Consumer Finance—0.1%
AmeriCredit Corp. (a) (b)	51,588	519,491

Containers & Packaging—0.8%
AptarGroup, Inc.	30,752	1,197,175
Packaging Corp. of America	41,373	923,859
Sonoco Products Co.	44,785	1,282,195
Temple-Inland, Inc. (a)	47,840	608,525

		4,011,754

Diversified Consumer Services—1.4%
Career Education Corp. (a) (b)	40,714	517,882
Corinthian Colleges, Inc. (a) (b)	38,305	276,945
DeVry, Inc.	26,984	1,129,011
ITT Educational Services, Inc. (a) (b)	13,223	607,332
Matthews International Corp.	13,962	673,667
Regis Corp.	19,842	545,457
Service Corp. International	117,859	1,195,090
Sotheby’s Holdings, Inc. (Class A) (a)	30,371	878,026
Strayer Education, Inc. (a)	6,495	990,487

		6,813,897

Diversified Telecommunication Services—0.1%
Cincinnati Bell, Inc. (b)	111,809	476,306

Electric Utilities—1.6%
DPL, Inc. (a)	51,139	1,311,204
Great Plains Energy, Inc. (a)	38,840	957,406
Hawaiian Electric Industries, Inc. (a)	37,623	898,061
IDACORP, Inc. (a) (b)	20,288	651,448
Northeast Utilities	69,844	1,713,972
Sierra Pacific Resources (b)	105,288	1,329,787
Westar Energy, Inc. (a)	44,003	1,001,948

		7,863,826

Electrical Equipment—1.4%
Ametek, Inc. (b)	48,232	2,117,867
Hubbell, Inc. (Class B)	25,625	1,119,556

Security Description	Shares	Value

Electrical Equipment—(Continued)
Roper Industries, Inc. (a)	40,203	$2,389,666
Thomas & Betts Corp. (b)	23,021	837,274

		6,464,363

Electronic Equipment & Instruments—2.2%
Amphenol Corp. (Class A)	79,708	2,969,123
Arrow Electronics, Inc. (b)	55,355	1,862,696
Avnet, Inc. (b)	67,687	2,215,395
Ingram Micro, Inc.	66,849	1,058,220
Kemet Corp. (a) (b)	37,808	152,744
National Instruments Corp.	25,855	675,850
Tech Data Corp. (b)	24,427	801,206
Vishay Intertechnology, Inc. (b)	83,884	759,989

		10,495,223

Energy Equipment & Services—3.6%
Exterran Holdings, Inc. (a) (b)	29,399	1,897,411
FMC Technologies, Inc. (b)	58,501	3,328,122
Grant Prideco, Inc. (b)	56,296	2,770,889
Helmerich & Payne, Inc.	46,665	2,187,189
Patterson-UTI Energy, Inc. (a)	69,337	1,815,243
Pride International, Inc. (b)	75,240	2,629,638
Superior Energy Services, Inc. (b)	36,362	1,440,662
Tidewater, Inc. (a)	24,698	1,361,107

		17,430,261

Exchange Traded Funds—1.3%
MidCap SPDR Trust, Series 1	45,700	6,451,012

Food & Staples Retailing—0.3%
BJ’s Wholesale Club, Inc. (b)	28,850	1,029,656
Ruddick Corp.	16,732	616,742

		1,646,398

Food Products—1.2%
Corn Products International, Inc.	33,253	1,235,016
Hormel Foods Corp.	32,360	1,348,118
Lancaster Colony Corp.	9,477	378,701
Smithfield Foods, Inc. (a) (b)	52,636	1,355,903
The J. M. Smucker Co.	25,024	1,266,465
Tootsie Roll Industries, Inc. (a)	12,290	309,698

		5,893,901

Gas Utilities—2.3%
AGL Resources, Inc.	34,410	1,180,951
Energen Corp.	32,269	2,010,359
Equitable Resources, Inc.	54,989	3,238,852
National Fuel Gas Co. (a)	37,600	1,775,096
ONEOK, Inc.	46,845	2,090,692
WGL Holdings, Inc. (a)	22,267	713,880

		11,009,830

Health Care Equipment & Supplies—4.2%
Advanced Medical Optics, Inc. (a) (b)	27,321	554,616
Beckman Coulter, Inc.	28,227	1,822,053

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-81

Metropolitan Series Fund, Inc.

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Health Care Equipment & Supplies—(Continued)
Dentsply International, Inc.	67,949	$2,622,831
Edwards Lifesciences Corp. (b)	25,520	1,136,916
Gen-Probe, Inc. (b)	24,297	1,171,115
Hill-Rom Holdings, Inc. (b)	28,021	720,140
Hologic, Inc. (b)	57,517	3,197,945
Intuitive Surgical, Inc. (b)	17,391	5,640,771
Kinetic Concepts, Inc. (b)	24,361	1,126,209
ResMed, Inc. (a)	34,970	1,475,035
STERIS Corp.	27,940	749,630

		20,217,261

Health Care Providers & Services—3.2%
Apria Healthcare Group, Inc. (b)	19,716	389,391
Community Health Systems, Inc. (b)	43,494	1,460,094
Covance, Inc. (b)	28,872	2,395,510
Health Management Associates, Inc. (Class A) (a)	109,466	579,075
Health Net, Inc. (b)	49,655	1,529,374
Henry Schein, Inc. (a) (b)	40,348	2,315,975
Kindred Healthcare, Inc. (b)	13,463	294,436
LifePoint Hospitals, Inc. (a) (b)	25,551	701,886
Lincare Holdings, Inc. (b)	32,947	926,140
Omnicare, Inc. (a)	54,817	995,477
Psychiatric Solutions, Inc. (a) (b)	24,808	841,487
Universal Health Services, Inc. (Class B)	23,298	1,250,870
VCA Antech, Inc. (b)	38,131	1,042,883
Wellcare Group, Inc. (b)	18,774	731,247

		15,453,845

Health Care Technology—0.2%
Cerner Corp. (a) (b)	30,053	1,120,376

Hotels, Restaurants & Leisure—1.3%
Bob Evans Farms, Inc.	13,952	384,936
Boyd Gaming Corp. (a)	25,282	505,640
Brinker International, Inc.	45,551	844,971
CBRL Group, Inc. (a)	9,965	356,448
Chipotle Mexican Grill, Inc. (Class A) (a) (b)	14,846	1,683,982
International Speedway Corp. (Class A)	13,706	564,687
Life Time Fitness, Inc. (a) (b)	15,158	473,081
Ruby Tuesday, Inc. (a)	23,279	174,593
Scientific Games Corp. (a) (b)	29,436	621,394
The Cheesecake Factory, Inc. (a) (b)	31,151	678,780

		6,288,512

Household Durables—1.7%
American Greetings Corp. (Class A) (a)	23,492	435,777
Blyth, Inc.	10,865	214,258
Furniture Brands International, Inc. (a)	21,832	255,434
Hovnanian Enterprises, Inc. (Class A) (a) (b)	16,608	176,045
M.D.C. Holdings, Inc. (a)	15,756	689,955
Mohawk Industries, Inc. (a) (b)	24,939	1,785,882
NVR, Inc. (a) (b)	2,369	1,415,478
The Ryland Group, Inc.	19,014	625,370
Toll Brothers, Inc. (a) (b)	57,803	1,357,214
Tupperware Corp.	27,742	1,073,061

		8,028,474

Security Description	Shares	Value

Household Products—0.8%
Church & Dwight Co., Inc.	29,877	$1,620,528
Energizer Holdings, Inc. (b)	25,868	2,340,537

		3,961,065

Industrial Conglomerates—0.4%
Carlisle Cos., Inc. (a)	27,057	904,786
Teleflex, Inc.	17,612	840,269

		1,745,055

Insurance—3.9%
American Financial Group, Inc.	32,224	823,645
Arthur J. Gallagher & Co. (a)	41,437	978,742
Brown & Brown, Inc.	51,313	891,820
Commerce Group, Inc. (a)	19,530	704,252
Everest Re Group, Ltd.	28,301	2,533,788
Fidelity National Financial, Inc. (a)	95,956	1,758,873
First American Corp.	41,417	1,405,693
Hanover Insurance Group, Inc.	23,368	961,359
HCC Insurance Holdings, Inc.	51,903	1,177,679
Horace Mann Educators Corp.	18,291	319,727
Mercury General Corp. (a)	16,014	709,580
Old Republic International Corp. (a)	103,749	1,339,400
Protective Life Corp.	31,614	1,282,264
StanCorp Financial Group, Inc.	22,063	1,052,626
Unitrin, Inc. (a)	23,323	824,235
W.R. Berkley Corp.	70,085	1,940,654

		18,704,337

Internet & Catalog Retail—0.1%
Netflix, Inc. (a) (b)	20,108	696,742

Internet Software & Services—0.3%
Digital River, Inc. (a) (b)	18,268	565,760
ValueClick, Inc. (b)	44,092	760,587

		1,326,347

IT Services—2.0%
Acxiom Corp.	30,520	362,273
Alliance Data Systems Corp. (b)	35,623	1,692,449
Broadridge Financial Solutions, Inc.	63,022	1,109,187
CSG Systems International, Inc. (b)	15,720	178,736
DST Systems, Inc. (a) (b)	22,732	1,494,402
Gartner, Inc. (Class A) (a) (b)	29,274	566,159
Global Payments, Inc.	35,780	1,479,861
Metavante Technologies, Inc. (b)	40,222	804,038
MPS Group, Inc. (b)	42,954	507,716
NeuStar, Inc. (Class A) (a) (b)	34,834	922,404
SRA International, Inc. (b)	19,333	469,985

		9,587,210

Leisure Equipment & Products—0.1%
Callaway Golf Co.	29,836	437,992

Life Sciences Tools & Services—1.7%
Affymetrix, Inc. (b)	31,209	543,349
Charles River Laboratories International, Inc. (b)	30,691	1,808,928

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-82

Metropolitan Series Fund, Inc.

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Life Sciences Tools & Services—(Continued)
Invitrogen Corp. (b)	20,806	$1,778,289
Pharmaceutical Product Development, Inc.	47,277	1,980,906
Techne Corp. (b)	17,568	1,183,380
Varian, Inc. (b)	13,636	789,797

		8,084,649

Machinery—5.5%
AGCO Corp.	41,241	2,469,511
Crane Co.	23,119	932,852
Donaldson Co., Inc.	31,711	1,277,319
Federal Signal Corp. (a)	21,512	300,307
Flowserve Corp.	25,805	2,693,526
Graco, Inc. (a)	27,514	997,658
Harsco Corp.	38,035	2,106,378
IDEX Corp.	36,727	1,127,152
Joy Global, Inc.	48,590	3,166,124
Kennametal, Inc.	34,713	1,021,604
Lincoln Electric Holdings, Inc.	19,340	1,247,237
Nordson Corp. (a)	15,146	815,612
Oshkosh Truck Corp.	33,408	1,212,042
Pentair, Inc.	44,694	1,425,739
SPX Corp.	24,003	2,517,915
Timkin Co.	43,129	1,281,794
Trinity Industries, Inc. (a)	36,642	976,509
Wabtec Corp.	21,919	825,469

		26,394,748

Marine—0.2%
Alexander & Baldwin, Inc.	18,595	801,073

Media—0.9%
Belo Corp. (Class A)	39,589	418,456
Entercom Communications Corp. (a)	11,877	117,938
Getty Images, Inc. (b)	21,473	687,136
Harte-Hanks, Inc. (a)	20,434	279,333
John Wiley & Sons, Inc. (a)	20,255	804,123
Lamar Advertising Co. (Class A) (a)	35,447	1,273,611
Lee Enterprises, Inc. (a)	18,045	180,630
Media General, Inc. (a)	10,289	144,252
Scholastic Corp. (a) (b)	11,774	356,399
Valassis Communications, Inc. (a) (b)	21,628	234,664

		4,496,542

Metals & Mining—2.1%
Carpenter Technology Corp.	22,162	1,240,407
Cleveland-Cliffs, Inc. (a)	20,333	2,436,300
Commercial Metals Co.	52,481	1,572,856
Reliance Steel & Aluminum Co.	28,390	1,699,425
Steel Dynamics, Inc.	84,886	2,804,633
Worthington Industries, Inc. (a)	29,741	501,731

		10,255,352

Multi-Utilities—3.4%
Alliant Energy Corp.	51,149	1,790,726
Aquila, Inc. (b)	169,236	543,248
Black Hills Corp. (a)	17,025	609,155

Security Description	Shares	Value

Multi-Utilities—(Continued)
Energy East Corp.	71,262	$1,718,839
MDU Resources Group, Inc.	82,137	2,016,463
NSTAR (a)	48,081	1,463,105
OGE Energy Corp.	41,330	1,288,256
PNM Resources, Inc. (a)	34,585	431,275
Puget Energy, Inc.	58,376	1,510,187
SCANA Corp.	52,518	1,921,108
Vectren Corp. (a)	34,373	922,228
Wisconsin Energy Corp.	52,639	2,315,590

		16,530,180

Multiline Retail—0.5%
99 Cents Only Stores (a) (b)	21,130	208,976
Dollar Tree, Inc. (b)	41,391	1,141,978
Saks, Inc. (a) (b)	63,805	795,648

		2,146,602

Office Electronics—0.2%
Zebra Technologies Corp. (Class A) (b)	29,888	995,868

Oil, Gas & Consumable Fuels—6.1%
Arch Coal, Inc.	64,803	2,818,931
Bill Barrett Corp. (a) (b)	15,123	714,562
Cimarex Energy Co.	37,265	2,039,886
Denbury Resources, Inc. (b)	110,377	3,151,263
Encore Aquisition Co. (b)	24,039	968,291
Forest Oil Corp. (b)	39,798	1,948,510
Frontier Oil Corp.	46,601	1,270,343
Newfield Exploration Co. (b)	59,195	3,128,456
Overseas Shipholding Group, Inc.	12,216	855,609
Pioneer Natural Resources Co.	53,745	2,639,954
Plains Exploration & Production Co. (b)	50,779	2,698,396
Quicksilver Resources, Inc. (a) (b)	46,262	1,689,951
Southwestern Energy Co. (b)	153,932	5,185,969

		29,110,121

Paper & Forest Products—0.1%
Louisiana-Pacific Corp. (a)	46,403	425,980

Personal Products—0.4%
Alberto-Culver Co.	38,219	1,047,583
NBTY, Inc. (b)	25,271	756,866

		1,804,449

Pharmaceuticals—1.1%
Endo Pharmaceuticals Holdings, Inc. (b)	60,387	1,445,665
Medicis Pharmaceutical Corp. (a) (b)	25,370	499,535
Par Pharmaceutical Companies, Inc. (a) (b)	15,555	270,501
Perrigo Co.	34,952	1,318,739
Sepracor, Inc. (b)	50,432	984,433
Valeant Pharmaceuticals International, Inc. (a)	40,959	525,504

		5,044,377

Real Estate Investment Trusts—6.0%
Alexandria Real Estate Equities, Inc. (a)	14,414	1,336,466

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-83

Metropolitan Series Fund, Inc.

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Real Estate Investment Trusts—(Continued)
AMB Property Corp.	44,070	$2,398,289
BRE Properties, Inc. (a)	22,950	1,045,602
Camden Property Trust	23,721	1,190,794
Cousins Properties, Inc. (a)	16,620	410,680
Duke Realty Corp	65,860	1,502,267
Equity One, Inc. (a)	16,635	398,741
Federal Realty Investment Trust	26,449	2,061,700
Health Care REIT, Inc.	39,956	1,803,214
Highwoods Properties, Inc.	25,734	799,555
Hospitality Properties Trust	42,267	1,437,923
Liberty Property Trust	41,442	1,289,261
Mack-Cali Realty Corp.	29,560	1,055,588
Nationwide Health Properties, Inc.	42,874	1,446,997
Potlatch Corp.	17,641	728,044
Rayonier, Inc. (a)	35,292	1,533,084
Realty Income Corp. (a)	45,595	1,168,144
Regency Centers Corp.	31,327	2,028,737
The Macerich Co.	32,564	2,288,272
UDR, Inc. (a)	60,028	1,471,887
Weingarten Realty Investors (a)	33,568	1,156,082

		28,551,327

Real Estate Management & Development—0.2%
Jones Lang LaSalle, Inc.	14,306	1,106,426

Road & Rail—1.0%
Avis Budget Group, Inc. (b)	46,630	495,211
Con-way, Inc. (a)	20,415	1,010,134
J.B. Hunt Transport Services, Inc. (a)	38,738	1,217,535
Kansas City Southern, Inc. (a) (b)	34,717	1,392,499
Werner Enterprises, Inc. (a)	20,031	371,776
YRC Worldwide, Inc. (a)	25,568	335,452

		4,822,607

Semiconductors & Semiconductor Equipment—2.3%
Atmel Corp. (b)	199,835	695,426
Cree, Inc. (a) (b)	39,372	1,100,841
Cypress Semiconductor Corp. (b)	68,743	1,623,022
Fairchild Semiconductor International, Inc. (b)	56,064	668,283
Integrated Device Technology, Inc. (b)	85,589	764,310
International Rectifier Corp. (b)	32,643	701,824
Intersil Corp.	57,041	1,464,242
Lam Research Corp. (b)	56,045	2,142,040
RF Micro Devices, Inc. (a) (b)	131,245	349,112
Semtech Corp. (b)	28,911	414,295
Silicon Laboratories, Inc. (b)	23,727	748,350
TriQuint Semiconductor, Inc. (b)	64,370	325,712

		10,997,457

Software—2.9%
ACI Worldwide, Inc. (a) (b)	16,184	322,385
Activision, Inc. (b)	132,309	3,613,359
Advent Software, Inc. (a) (b)	8,056	343,347
Cadence Design Systems, Inc. (b)	125,238	1,337,542
Fair Isaac Corp.	22,015	473,763

Security Description	Shares	Value

Software—(Continued)
Jack Henry & Associates, Inc. (a)	34,576	$852,990
Macrovision Corp. (a) (b)	24,341	328,604
McAfee, Inc. (b)	73,061	2,417,588
Mentor Graphics Corp. (a) (b)	40,396	356,697
Parametric Technology Corp. (b)	52,212	834,348
Sybase, Inc. (b)	40,145	1,055,813
Synopsys, Inc. (b)	63,871	1,450,510
Wind River Systems, Inc. (b)	34,579	267,641

		13,654,587

Specialty Retail—4.1%
Advance Auto Parts, Inc.	42,548	1,448,759
Aeropostale, Inc. (b)	30,131	816,851
American Eagle Outfitters, Inc.	96,317	1,686,511
AnnTaylor Stores Corp. (b)	27,620	667,852
Barnes & Noble, Inc. (a)	21,657	663,787
Borders Group, Inc. (a)	26,448	155,250
Carmax, Inc. (a) (b)	98,300	1,908,986
Charming Shoppes, Inc. (a) (b)	52,531	253,725
Chico’s FAS, Inc. (b)	79,297	563,802
Coldwater Creek, Inc. (a) (b)	26,976	136,229
Collective Brands, Inc. (a) (b)	29,488	357,395
Dick’s Sporting Goods, Inc. (a) (b)	37,478	1,003,661
Foot Locker, Inc.	69,538	818,462
Guess?, Inc.	24,615	996,169
O’Reilly Automotive, Inc. (b)	51,944	1,481,443
Pacific Sunwear of California, Inc. (b)	31,839	401,490
PetSmart, Inc.	57,916	1,183,803
Rent-A-Center, Inc. (b)	30,030	551,050
Ross Stores, Inc.	60,986	1,827,140
Urban Outfitters, Inc. (b)	50,820	1,593,207
Williams-Sonoma, Inc. (a)	39,634	960,728

		19,476,300

Textiles, Apparel & Luxury Goods—0.7%
Hanesbrands, Inc. (a) (b)	42,870	1,251,804
Phillips-Van Heusen Corp.	25,429	964,267
The Warnaco Group, Inc. (b)	20,318	801,342
Timberland Co. (Class A) (a) (b)	21,919	300,948

		3,318,361

Thrifts & Mortgage Finance—1.4%
Astoria Financial Corp.	36,752	998,184
First Niagara Financial Group, Inc. (a)	47,000	638,730
IndyMac Bancorp, Inc. (a)	36,416	180,623
New York Community Bancorp, Inc. (a)	146,230	2,664,311
Radian Group, Inc. (a)	36,191	237,775
The PMI Group, Inc. (a)	36,517	212,529
Washington Federal, Inc.	39,369	899,188
Webster Financial Corp.	23,624	658,401

		6,489,741

Tobacco—0.2%
Universal Corp. (a)	12,240	802,087

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-84

Metropolitan Series Fund, Inc.

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Trading Companies & Distributors—1.0%
Fastenal Co. (a)	56,388	$2,589,901
GATX Corp.	21,563	842,466
MSC Industrial Direct Co., Inc. (Class A)	21,407	904,446
United Rentals, Inc. (b)	34,196	644,253

		4,981,066

Water Utilities—0.2%
Aqua America, Inc. (a)	60,063	1,127,983

Wireless Telecommunication Services—0.4%
Telephone & Data Systems, Inc.	47,907	1,881,308

Total Common Stock (Identified Cost $ 441,731,876)		465,394,125

Short Term Investments—24.7%
Security Description	Face Amount	Value

Discount Notes—3.2%
Federal Home Loan Bank 1.52%, 04/01/08	$15,100,000	$15,100,000

Mutual Funds—21.5%
State Street Navigator Securities Lending Prime Portfolio (c)	103,325,920	103,325,920

Total Short Term Investments (Identified Cost $118,425,920)		118,425,920

Total Investments—121.7% (Identified Cost $560,157,796) (d)		583,820,045
Liabilities in excess of other assets		(104,154,177)

Total Net Assets—100%		$479,665,868

(a)	A portion or all of the security was held on loan. As of March 31, 2008, the market value of securities loaned was $104,379,556 and the collateral received consisted of cash in the amount of $103,325,920 and non-cash collateral with a value of $2,397,518. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian.
(b)	Non-Income Producing.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	The aggregate cost of investments for federal income tax purposes as of March 31, 2008 was $560,157,796 and the composition of unrealized appreciation and depreciation of investment securities was $85,456,525 and $(61,794,276), respectively.

Futures Contracts
Futures Contracts-Long	Expiration Date	Number of Contracts	Contract Amount	Valuation as of 3/31/2008	Net Unrealized Appreciation
S&P 400 Index Futures	6/19/2008	35	$13,559,175	$13,676,250	$117,075

Statement of Accounting Standards No. 157 Valuation Disclosure

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2008:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1—Quoted Prices	$566,049,814	$117,075
Level 2—Other Significant Observable Inputs	17,770,231	0
Level 3—Significant Unobservable Inputs	0	0

Total	$583,820,045	$117,075

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-85

Metropolitan Series Fund, Inc.

MetLife Moderate Allocation Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Mutual Funds—100.0% of Total Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Met Investors Series Trust—BlackRock High Yield Portfolio, (Class A)	3,010,689	$23,934,980
Met Investors Series Trust—BlackRock Large Cap Core Portfolio, (Class A)	4,721,791	45,706,933
Met Investors Series Trust—Dreman Small Cap Value Portfolio, (Class A)	5,542,702	71,223,727
Met Investors Series Trust—Harris Oakmark International Portfolio, (Class A)	8,958,703	138,949,489
Met Investors Series Trust—Lazard Mid-Cap Portfolio, (Class A)	8,107,838	90,645,634
Met Investors Series Trust—Legg Mason Value Equity Portfolio, (Class A)	9,814,596	83,620,356
Met Investors Series Trust—Lord Abbett Bond Debenture Portfolio, (Class A)	3,905,020	48,226,995
Met Investors Series Trust—Met/AIM Small Cap Growth Portfolio, (Class A)	3,465,394	45,015,467
Met Investors Series Trust—Neuberger Berman Real Estate Portfolio, (Class A)	1,724,885	23,699,919
Met Investors Series Trust—PIMCO Inflation Protected Bond Portfolio, (Class A)	2,128,672	24,522,306
Met Investors Series Trust—PIMCO Total Return Portfolio, (Class A)	40,350,031	506,796,387
Metropolitan Series Fund, Inc.—BlackRock Large Cap Value Portfolio, (Class A)	9,478,821	115,452,034
Metropolitan Series Fund, Inc.—Davis Venture Value Portfolio, (Class A)	4,845,394	160,818,613
Metropolitan Series Fund, Inc.—FI Mid Cap Opportunities Portfolio, (Class A)	2,549,222	46,905,691
Metropolitan Series Fund, Inc.—Jennison Growth Portfolio, (Class A)	5,852,944	71,347,389

Security Description	Shares	Value

Affiliated Investment Companies—(Continued)
Metropolitan Series Fund, Inc.—Julius Baer International Stock Portfolio, (Class A)	8,315,070	$118,905,495
Metropolitan Series Fund, Inc.—MetLife Stock Index Portfolio, (Class A)	2,771,638	92,794,445
Metropolitan Series Fund, Inc.—Neuberger Berman Mid Cap Value Portfolio, (Class A)	7,245,794	138,467,117
Metropolitan Series Fund, Inc.—Russell 2000 Index Portfolio, (Class A)	3,605,296	46,111,739
Metropolitan Series Fund, Inc.—T. Rowe Price Large Cap Growth Portfolio, (Class A)	8,050,989	116,739,346
Metropolitan Series Fund, Inc.—Western Asset Mgt. Strategic Bond Opportunities Portfolio, (Class A)	22,571,999	284,407,189
Metropolitan Series Fund, Inc.—Western Asset Mgt. U.S. Government Portfolio, (Class A)	3,807,967	47,980,382

Total Mutual Funds (Identified Cost $2,461,930,542)		2,342,271,633

Total Investments—100.0% (Identified Cost $2,461,930,542) (a)		2,342,271,633
Liabilities in excess of other assets		(636,015)

Total Net Assets—100%		$2,341,635,618

(a)	The aggregate cost of investments for federal income tax purposes as of March 31, 2008 was $2,461,930,542 and the composition of unrealized appreciation and depreciation of investment securities was $34,121,206 and $(153,780,115), respectively.

Statement of Accounting Standards No. 157 Valuation Disclosure

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2008:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1—Quoted Prices	$2,342,271,633	$0
Level 2—Other Significant Observable Inputs	0	0
Level 3—Significant Unobservable Inputs	0	0

Total	$2,342,271,633	$0

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-86

Metropolitan Series Fund, Inc.

MetLife Moderate to Aggressive Allocation Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Mutual Funds—100.0% of Total Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Met Investors Series Trust—BlackRock Large Cap Core Portfolio, (Class A)	9,629,744	$93,215,918
Met Investors Series Trust—Dreman Small Cap Value Portfolio, (Class A)	7,535,971	96,837,225
Met Investors Series Trust—Harris Oakmark International Portfolio, (Class A)	10,658,439	165,312,392
Met Investors Series Trust—Lazard Mid-Cap Portfolio, (Class A)	10,335,316	115,548,837
Met Investors Series Trust—Legg Mason Value Equity Portfolio, (Class A)	15,014,973	127,927,568
Met Investors Series Trust—Lord Abbett Bond Debenture Portfolio, (Class A)	1,990,901	24,587,624
Met Investors Series Trust—Met/AIM Small Cap Growth Portfolio, (Class A)	5,300,996	68,859,942
Met Investors Series Trust—Neuberger Berman Real Estate Portfolio, (Class A)	3,517,996	48,337,268
Met Investors Series Trust—PIMCO Total Return Portfolio, (Class A)	25,470,358	319,907,694
Metropolitan Series Fund, Inc.—BlackRock Large Cap Value Portfolio, (Class A)	11,598,905	141,274,669
Metropolitan Series Fund, Inc.—Davis Venture Value Portfolio, (Class A)	7,058,673	234,277,360
Metropolitan Series Fund, Inc.—FI Mid Cap Opportunities Portfolio, (Class A)	3,899,226	71,745,756
Metropolitan Series Fund, Inc.—Jennison Growth Portfolio, (Class A)	7,957,656	97,003,822

Security Description	Shares	Value

Affiliated Investment Companies—(Continued)
Metropolitan Series Fund, Inc.—Julius Baer International Stock Portfolio, (Class A)	11,869,787	$169,737,953
Metropolitan Series Fund, Inc.—MetLife Stock Index Portfolio, (Class A)	2,826,331	94,625,574
Metropolitan Series Fund, Inc.—Neuberger Berman Mid Cap Value Portfolio, (Class A)	8,619,941	164,727,076
Metropolitan Series Fund, Inc.—Russell 2000 Index Portfolio, (Class A)	3,676,532	47,022,843
Metropolitan Series Fund, Inc.—T. Rowe Price Large Cap Growth Portfolio, (Class A)	11,493,288	166,652,680
Metropolitan Series Fund, Inc.—Western Asset Mgt. Strategic Bond Opportunities Portfolio, (Class A)	9,590,250	120,837,145

Total Mutual Funds (Identified Cost $2,564,344,582)		2,368,439,346

Total Investments—100.0% (Identified Cost $2,564,344,582) (a)		2,368,439,346
Liabilities in excess of other assets		(647,429)

Total Net Assets—100%		$2,367,791,917

(a)	The aggregate cost of investments for federal income tax purposes as of March 31, 2008 was $2,564,344,582 and the composition of unrealized appreciation and depreciation of investment securities was $18,160,351 and $(214,065,587), respectively.

Statement of Accounting Standards No. 157 Valuation Disclosure

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2008:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1—Quoted Prices	$2,368,439,346	$0
Level 2—Other Significant Observable Inputs	0	0
Level 3—Significant Unobservable Inputs	0	0

Total	$2,368,439,346	$0

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-87

Metropolitan Series Fund, Inc.

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Common Stock—99.6% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.8%
Boeing Co.	356,272	$26,495,949
General Dynamics Corp.	187,363	15,620,453
Goodrich Corp.	58,262	3,350,648
Honeywell International, Inc.	346,746	19,563,409
L-3 Communications Holdings, Inc.	57,016	6,234,129
Lockheed Martin Corp.	159,693	15,857,515
Northrop Grumman Corp.	157,408	12,247,917
Precision Castparts Corp.	64,718	6,606,413
Raytheon Co.	198,618	12,832,709
Rockwell Collins, Inc.	75,646	4,323,169
United Technologies Corp.	457,207	31,464,986

		154,597,297

Air Freight & Logistics—1.1%
C. H. Robinson Worldwide, Inc.	79,818	4,342,099
Expeditors International of Washington, Inc. (a)	99,287	4,485,787
FedEx Corp.	144,154	13,358,751
United Parcel Service, Inc. (Class B)	481,823	35,182,716

		57,369,353

Airlines—0.1%
Southwest Airlines Co.	342,685	4,249,294

Auto Components—0.2%
Johnson Controls, Inc.	276,588	9,348,674
The Goodyear Tire & Rubber Co.	111,880	2,886,504

		12,235,178

Automobiles—0.3%
Ford Motor Co. (a) (b)	1,028,057	5,880,486
General Motors Corp. (a)	263,679	5,023,085
Harley-Davidson, Inc. (a)	111,097	4,166,138

		15,069,709

Beverages—2.6%
Anheuser-Busch Cos., Inc.	333,126	15,806,829
Brown-Forman Corp. (Class B) (a)	39,289	2,601,718
Coca-Cola Enterprises, Inc.	133,951	3,241,614
Constellation Brands, Inc. (a) (b)	90,399	1,597,350
Molson Coors Brewing Co.	64,072	3,368,265
Pepsi Bottling Group, Inc.	63,907	2,167,086
PepsiCo, Inc.	746,140	53,871,308
The Coca-Cola Co.	931,004	56,670,214

		139,324,384

Biotechnology—1.4%
Amgen, Inc. (b)	506,635	21,167,210
Biogen Idec, Inc. (b)	138,697	8,556,218
Celgene Corp. (b)	202,663	12,421,215
Genzyme Corp. (b)	124,666	9,292,604
Gilead Sciences, Inc. (b)	432,683	22,296,155

		73,733,402

Security Description	Shares	Value

Building Products—0.1%
Masco Corp. (a)	169,883	$3,368,780
Trane, Inc.	80,952	3,715,697

		7,084,477

Capital Markets—3.0%
American Capital Strategies, Ltd. (a)	90,876	3,104,324
Ameriprise Financial, Inc.	105,721	5,481,634
E*TRADE Financial Corp. (a) (b)	215,203	830,684
Federated Investors, Inc. (Class B) (a)	40,285	1,577,561
Franklin Resources, Inc.	73,256	7,105,099
Janus Capital Group, Inc.	68,809	1,601,185
Legg Mason, Inc.	62,801	3,515,600
Lehman Brothers Holdings, Inc.	247,157	9,302,989
Merrill Lynch & Co., Inc.	452,564	18,437,457
Morgan Stanley	514,535	23,514,250
Northern Trust Corp.	89,404	5,942,684
State Street Corp.	180,479	14,257,841
T. Rowe Price Group, Inc. (a)	122,862	6,143,100
The Bank of New York Mellon Corp.	531,668	22,186,506
The Bear Stearns Co., Inc. (a)	55,008	577,034
The Charles Schwab Corp.	437,365	8,235,583
The Goldman Sachs Group, Inc.	184,050	30,440,029

		162,253,560

Chemicals—2.0%
Air Products & Chemicals, Inc.	99,894	9,190,248
Ashland, Inc.	26,078	1,233,489
E. I. du Pont de Nemours & Co.	418,930	19,589,167
Eastman Chemical Co. (a)	37,150	2,320,017
Ecolab, Inc.	81,756	3,550,663
Hercules, Inc.	52,865	966,901
International Flavors & Fragrances, Inc.	37,741	1,662,491
Monsanto Co.	255,264	28,461,936
PPG Industries, Inc.	76,311	4,617,579
Praxair, Inc.	145,920	12,290,842
Rohm & Haas Co. (a)	58,396	3,158,056
Sigma-Aldrich Corp. (a)	60,273	3,595,284
The Dow Chemical Co.	437,684	16,128,655

		106,765,328

Commercial Banks—2.9%
BB&T Corp. (a)	254,436	8,157,218
Comerica, Inc.	70,112	2,459,529
Fifth Third Bancorp (a)	248,186	5,192,051
First Horizon National Corp. (a)	58,890	825,049
Huntington Bancshares, Inc. (a)	170,601	1,833,961
KeyCorp.	185,749	4,077,191
M&T Bank Corp. (a)	35,868	2,886,657
Marshall & Ilsley Corp. (a)	121,942	2,829,054
National City Corp. (a)	295,302	2,938,255
PNC Financial Services Group, Inc.	158,739	10,408,516
Regions Financial Corp. (a)	323,090	6,381,028
SunTrust Banks, Inc.	163,422	9,011,089
U.S. Bancorp	805,743	26,073,843
Wachovia Corp.	923,240	24,927,480

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-88

Metropolitan Series Fund, Inc.

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Commercial Banks—(Continued)
Wells Fargo & Co.	1,535,706	$44,689,045
Zions Bancorp (a)	49,908	2,273,309

		154,963,275

Commercial Services & Supplies—0.5%
Allied Waste Industries, Inc. (b)	157,065	1,697,873
Avery Dennison Corp.	49,601	2,442,849
Cintas Corp.	60,847	1,736,573
Equifax, Inc. (a)	60,391	2,082,282
Monster Worldwide, Inc. (a) (b)	58,473	1,415,631
Pitney Bowes, Inc.	98,328	3,443,447
R.R. Donnelley & Sons Co.	100,085	3,033,576
Robert Half International, Inc.	73,985	1,904,374
Waste Management, Inc.	230,742	7,743,702

		25,500,307

Communications Equipment—2.5%
Ciena Corp. (a) (b)	40,553	1,250,249
Cisco Systems, Inc. (b)	2,776,730	66,891,426
Corning, Inc. (b)	733,384	17,630,551
JDS Uniphase Corp. (a) (b)	104,765	1,402,803
Juniper Networks, Inc. (b)	243,892	6,097,300
Motorola, Inc.	1,050,316	9,767,939
QUALCOMM, Inc.	751,030	30,792,230
Tellabs, Inc. (a) (b)	192,744	1,050,455

		134,882,953

Computers & Peripherals—4.3%
Apple, Inc. (b)	409,395	58,748,183
Dell, Inc. (b)	1,043,888	20,794,249
EMC Corp. (b)	978,479	14,031,389
Hewlett-Packard Co.	1,148,376	52,434,848
International Business Machines Corp.	644,844	74,247,338
Lexmark International, Inc. (Class A) (b)	44,233	1,358,838
NetApp, Inc. (b)	160,019	3,208,381
QLogic Corp. (b)	62,574	960,511
SanDisk Corp. (b)	106,712	2,408,490
Sun Microsystems, Inc. (b)	369,285	5,734,996
Teradata Corp. (b)	83,655	1,845,429

		235,772,652

Construction & Engineering—0.2%
Fluor Corp.	41,268	5,825,391
Jacobs Engineering Group, Inc.	56,524	4,159,601

		9,984,992

Construction Materials—0.1%
Vulcan Materials Co. (a)	50,483	3,352,071

Consumer Finance—0.7%
American Express Co.	538,525	23,544,313
Capital One Financial Corp. (a)	173,742	8,551,581
Discover Financial Services	223,185	3,653,538
SLM Corp.	217,336	3,336,108

		39,085,540

Security Description	Shares	Value

Containers & Packaging—0.1%
Ball Corp.	45,439	$2,087,467
Bemis Co., Inc. (a)	46,407	1,180,130
Pactiv Corp. (b)	60,742	1,592,048
Sealed Air Corp.	75,279	1,900,795

		6,760,440

Distributors—0.1%
Genuine Parts Co.	77,002	3,097,020

Diversified Consumer Services—0.1%
Apollo Group, Inc. (Class A) (b)	63,985	2,764,152
H&R Block, Inc.	151,562	3,146,427

		5,910,579

Diversified Financial Services—4.2%
Bank of America Corp.	2,069,263	78,445,760
CIT Group, Inc. (a)	89,078	1,055,574
Citigroup, Inc.	2,425,189	51,947,548
CME Group, Inc.	24,837	11,651,037
IntercontinentalExchange, Inc. (b)	32,671	4,263,566
JPMorgan Chase & Co.	1,582,163	67,953,901
Leucadia National Corp. (a)	78,796	3,563,155
Moody’s Corp. (a)	95,806	3,336,923
NYSE Euronext (a)	123,441	7,617,544

		229,835,008

Diversified Telecommunication Services—3.1%
AT&T, Inc.	2,811,539	107,681,944
CenturyTel, Inc.	49,678	1,651,297
Citizens Communications Co.	152,676	1,601,571
Embarq Corp.	71,463	2,865,666
Qwest Communications International, Inc. (a)	716,203	3,244,400
Verizon Communications, Inc.	1,337,338	48,745,970
Windstream Corp.	211,471	2,527,078

		168,317,926

Electric Utilities—1.9%
Allegheny Energy, Inc. (b)	77,896	3,933,748
American Electric Power Co., Inc.	186,525	7,765,036
Edison International	151,768	7,439,667
Entergy Corp.	89,052	9,713,792
Exelon Corp.	308,007	25,031,729
FirstEnergy Corp.	141,997	9,743,834
FPL Group, Inc.	189,760	11,905,543
Pepco Holdings, Inc.	93,680	2,315,770
Pinnacle West Capital Corp. (a)	46,814	1,642,235
PPL Corp.	173,922	7,986,498
Progress Energy, Inc.	121,159	5,052,330
The Southern Co. (a)	356,215	12,684,816

		105,214,998

Electrical Equipment—0.5%
Cooper Industries, Ltd. (Class A)	82,104	3,296,475
Emerson Electric Co.	366,704	18,870,588
Rockwell Automation, Inc.	69,109	3,968,239

		26,135,302

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-89

Metropolitan Series Fund, Inc.

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Electronic Equipment & Instruments—0.3%
Agilent Technologies, Inc. (b)	170,042	$5,072,353
Jabil Circuit, Inc.	96,922	916,882
Molex, Inc. (a)	65,495	1,516,864
Tyco Electronics, Ltd.	227,046	7,792,219

		15,298,318

Energy Equipment & Services—2.7%
Baker Hughes, Inc.	144,123	9,872,425
BJ Services Co.	136,455	3,890,332
Cameron International Corp. (b)	101,690	4,234,372
ENSCO International, Inc. (a)	67,046	4,198,421
Halliburton Co.	409,991	16,124,946
Nabors Industries, Ltd. (a) (b)	130,745	4,415,259
National Oilwell Varco, Inc. (b)	166,291	9,708,069
Noble Corp.	125,140	6,215,704
Rowan Cos., Inc. (a) (b)	51,851	2,135,224
Schlumberger, Ltd.	557,914	48,538,518
Smith International, Inc. (b)	93,541	6,008,138
Transocean, Inc. (b)	148,012	20,011,222
Weatherford International, Ltd. (b)	158,016	11,451,419

		146,804,049

Exchange Traded Funds—0.7%
SPDR Trust Series 1 (a)	287,100	37,888,587

Food & Staples Retailing—2.6%
Costco Wholesale Corp.	202,517	13,157,530
CVS Caremark Corp.	666,993	27,019,886
Safeway, Inc.	205,052	6,018,276
Supervalu, Inc.	98,530	2,953,929
Sysco Corp.	281,157	8,159,176
The Kroger Co.	313,354	7,959,192
Wal-Mart Stores, Inc.	1,100,648	57,982,137
Walgreen Co.	461,801	17,590,000
Whole Foods Market, Inc. (a)	64,986	2,142,588

		142,982,714

Food Products—1.6%
Archer-Daniels-Midland Co.	299,789	12,339,315
Campbell Soup Co.	102,554	3,481,708
ConAgra Foods, Inc.	227,125	5,439,644
Dean Foods Co. (a) (b)	70,502	1,416,385
General Mills, Inc.	156,870	9,393,376
H.J. Heinz Co.	146,802	6,895,290
Hershey Co. (a)	78,356	2,951,670
Kellogg Co.	121,391	6,380,311
Kraft Foods, Inc. (Class A)	714,243	22,148,675
McCormick & Co., Inc.	59,607	2,203,671
Sara Lee Corp.	331,742	4,637,753
Tyson Foods, Inc. (Class A)	127,529	2,034,088
Wm. Wrigley Jr., Co.	100,819	6,335,466

		85,657,352

Security Description	Shares	Value

Gas Utilities—0.1%
Nicor, Inc. (a)	21,024	$704,514
Questar Corp.	80,491	4,552,571

		5,257,085

Health Care Equipment & Supplies—1.9%
Applera Corp.—Applied Biosystems Group	77,967	2,561,996
Baxter International, Inc.	295,526	17,087,313
Becton, Dickinson & Co.	113,685	9,759,857
Boston Scientific Corp. (b)	625,632	8,051,884
C.R. Bard, Inc.	46,737	4,505,447
Covidien, Ltd.	232,325	10,280,381
Hospira, Inc. (b)	73,920	3,161,558
Medtronic, Inc.	523,124	25,303,508
St. Jude Medical, Inc. (b)	160,250	6,921,198
Stryker Corp. (a)	111,091	7,226,470
Varian Medical Systems, Inc. (b)	58,542	2,742,107
Zimmer Holdings, Inc. (b)	108,622	8,457,309

		106,059,028

Health Care Providers & Services—1.8%
Aetna, Inc.	231,324	9,736,427
AmerisourceBergen Corp.	75,744	3,103,989
Cardinal Health, Inc.	166,107	8,722,279
CIGNA Corp.	130,469	5,293,127
Coventry Health Care, Inc. (b)	72,065	2,907,823
Express Scripts, Inc. (b)	117,762	7,574,452
Humana, Inc. (b)	79,269	3,556,007
Laboratory Corp. of America Holdings (a) (b)	51,473	3,792,531
McKesson Corp.	134,801	7,059,528
Medco Health Solutions, Inc. (b)	244,052	10,687,037
Patterson Cos., Inc. (a) (b)	60,252	2,187,148
Quest Diagnostics, Inc. (a)	73,255	3,316,254
Tenet Healthcare Corp. (a) (b)	220,980	1,250,747
UnitedHealth Group, Inc.	582,915	20,028,959
WellPoint, Inc. (b)	252,444	11,140,354

		100,356,662

Health Care Technology—0.0%
IMS Health, Inc.	85,403	1,794,317

Hotels, Restaurants & Leisure—1.3%
Carnival Corp.	203,345	8,231,406
Darden Restaurants, Inc.	66,742	2,172,452
International Game Technology	145,707	5,858,878
Marriott International, Inc.	140,181	4,816,619
McDonald’s Corp.	536,454	29,918,040
Starbucks Corp. (a) (b)	340,232	5,954,060
Starwood Hotels & Resorts Worldwide, Inc. (b)	87,706	4,538,785
Wendy’s International, Inc.	40,714	938,865
Wyndham Worldwide Corp.	82,459	1,705,252
Yum! Brands, Inc.	221,493	8,241,755

		72,376,112

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-90

Metropolitan Series Fund, Inc.

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Household Durables—0.5%
Black & Decker Corp. (a)	28,380	$1,875,918
Centex Corp. (a)	57,010	1,380,212
D.R. Horton, Inc. (a)	127,637	2,010,283
Fortune Brands, Inc.	71,757	4,987,111
Harman International Industries, Inc.	28,170	1,226,522
KB Home (a)	35,863	886,892
Leggett & Platt, Inc. (a)	78,072	1,190,598
Lennar Corp. (Class A) (a)	64,794	1,218,775
Newell Rubbermaid, Inc.	128,891	2,947,737
Pulte Homes, Inc. (a)	99,565	1,448,671
Snap-On, Inc.	26,873	1,366,492
The Stanley Works (a)	36,461	1,736,273
Whirlpool Corp. (a)	35,225	3,056,826

		25,332,310

Household Products—2.5%
Colgate-Palmolive Co.	237,483	18,502,301
Kimberly-Clark Corp.	195,763	12,636,502
Procter & Gamble Co.	1,433,549	100,448,778
The Clorox Co.	64,682	3,663,588

		135,251,169

Independent Power Producers & Energy Traders—0.3%
Constellation Energy Group	82,880	7,315,818
Dynegy, Inc. (b)	230,990	1,822,511
The AES Corp. (b)	311,750	5,196,872

		14,335,201

Industrial Conglomerates—4.0%
3M Co.	329,641	26,091,085
General Electric Co.	4,651,488	172,151,571
Textron, Inc.	115,843	6,420,019
Tyco International, Ltd.	225,902	9,950,983

		214,613,658

Insurance—4.0%
ACE, Ltd.	153,667	8,460,905
Aflac, Inc.	221,149	14,363,628
AMBAC Financial Group, Inc. (a)	133,604	768,223
American International Group, Inc.	1,174,946	50,816,414
Aon Corp.	142,318	5,721,184
Assurant, Inc.	44,562	2,712,043
Cincinnati Financial Corp.	77,077	2,932,009
Genworth Financial, Inc. (Class A)	201,532	4,562,684
Lincoln National Corp.	123,240	6,408,480
Loews Corp.	204,795	8,236,855
Marsh & McLennan Cos., Inc.	242,701	5,909,769
MBIA, Inc. (a)	97,896	1,196,289
MetLife, Inc. (c)	330,342	19,906,409
Principal Financial Group, Inc.	120,348	6,705,791
Prudential Financial, Inc.	207,754	16,256,751
SAFECO Corp.	41,803	1,834,316
The Allstate Corp.	261,053	12,546,207
The Chubb Corp.	172,469	8,533,766
The Hartford Financial Services Group, Inc.	146,272	11,083,029

Security Description	Shares	Value

Insurance—(Continued)
The Progressive Corp.	315,994	$5,078,024
The Travelers Cos., Inc.	288,960	13,826,736
Torchmark Corp.	42,375	2,547,161
UnumProvident Corp.	161,611	3,557,058
XL Capital, Ltd. (Class A)	82,871	2,448,838

		216,412,569

Internet & Catalog Retail—0.3%
Amazon.com, Inc. (a) (b)	143,679	10,244,313
Expedia, Inc. (a) (b)	97,116	2,125,869
IAC/InterActiveCorp (b)	84,170	1,747,369

		14,117,551

Internet Software & Services—1.6%
Akamai Technologies, Inc. (a) (b)	77,851	2,192,284
eBay, Inc. (b)	519,606	15,505,043
Google, Inc. (b)	108,023	47,580,891
VeriSign, Inc. (a) (b)	99,400	3,304,056
Yahoo!, Inc. (b)	622,873	18,019,716

		86,601,990

IT Services—0.9%
Affiliated Computer Services, Inc. (Class A) (a) (b)	44,706	2,240,217
Automatic Data Processing, Inc.	243,507	10,322,262
Cognizant Technology Solutions Corp. (Class A) (b)	134,316	3,872,330
Computer Sciences Corp. (a) (b)	76,225	3,109,218
Convergys Corp. (b)	59,045	889,218
Electronic Data Systems Corp.	237,249	3,950,196
Fidelity National Information Services, Inc.	79,720	3,040,521
Fiserv, Inc. (b)	76,588	3,683,117
Paychex, Inc.	150,770	5,165,380
The Western Union Co.	349,196	7,427,399
Total Systems Services, Inc.	92,627	2,191,555
Unisys Corp. (b)	164,623	729,280

		46,620,693

Leisure Equipment & Products—0.1%
Brunswick Corp. (a)	40,790	651,416
Eastman Kodak Co. (a)	134,223	2,371,721
Hasbro, Inc.	66,425	1,853,258
Mattel, Inc.	168,326	3,349,687

		8,226,082

Life Sciences Tools & Services—0.3%
Millipore Corp. (a) (b)	25,634	1,727,988
PerkinElmer, Inc.	54,791	1,328,682
Thermo Fisher Scientific, Inc. (b)	194,991	11,083,288
Waters Corp. (a) (b)	46,563	2,593,559

		16,733,517

Machinery—1.9%
Caterpillar, Inc.	290,663	22,756,006
Cummins, Inc.	94,185	4,409,742

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-91

Metropolitan Series Fund, Inc.

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Machinery—(Continued)
Danaher Corp.	118,616	$9,018,374
Deere & Co.	203,113	16,338,410
Dover Corp.	89,402	3,735,216
Eaton Corp.	68,242	5,436,840
Illinois Tool Works, Inc.	186,538	8,996,728
Ingersoll-Rand Co., Ltd. (Class A) (a)	127,002	5,661,749
ITT Industries, Inc.	84,578	4,381,986
Paccar, Inc.	170,803	7,686,135
Pall Corp.	57,108	2,002,778
Parker-Hannifin Corp.	78,490	5,437,002
Terex Corp.	47,327	2,957,938
The Manitowoc Co., Inc.	60,493	2,468,114

		101,287,018

Media—2.8%
CBS Corp. (Class B)	317,089	7,001,325
Clear Channel Communications, Inc.	231,920	6,776,702
Comcast Corp. (Class A) (b)	1,402,589	27,126,071
E.W. Scripps Co. (Class A) (a)	41,706	1,752,069
Gannett Co., Inc. (a)	107,045	3,109,657
Interpublic Group of Cos., Inc. (a)	219,470	1,845,743
Meredith Corp.	17,567	671,938
News Corp. (Class A)	1,071,776	20,095,800
Omnicom Group, Inc.	149,341	6,597,885
The DIRECTV Group, Inc. (b)	331,895	8,227,677
The McGraw-Hill Cos., Inc.	150,359	5,555,765
The New York Times Co. (Class A) (a)	66,973	1,264,450
The Walt Disney Co.	877,134	27,524,465
The Washington Post Co. (Class B)	2,705	1,789,358
Time Warner, Inc.	1,665,909	23,356,044
Viacom, Inc. (Class B) (b)	298,533	11,827,878

		154,522,827

Metals & Mining—1.1%
Alcoa, Inc.	379,347	13,679,253
Allegheny Technologies, Inc. (a)	47,024	3,355,633
Freeport-McMoRan Copper & Gold, Inc.	178,300	17,156,026
Newmont Mining Corp.	211,149	9,565,050
Nucor Corp.	134,177	9,089,150
Titanium Metals Corp. (a)	46,051	693,067
United States Steel Corp. (a)	54,873	6,961,737

		60,499,916

Multi-Utilities—1.3%
Ameren Corp.	97,229	4,281,965
CenterPoint Energy, Inc.	152,483	2,175,932
CMS Energy Corp. (a)	104,891	1,420,224
Consolidated Edison, Inc. (a)	126,767	5,032,650
Dominion Resources, Inc.	267,771	10,935,768
DTE Energy Co.	76,035	2,957,001
Duke Energy Holding Corp.	588,263	10,500,495
Integrys Energy Group, Inc.	35,599	1,660,337
NiSource, Inc.	127,706	2,201,651
PG&E Corp.	165,714	6,101,590
Public Service Enterprise Group, Inc.	236,848	9,518,921
Sempra Energy	121,721	6,485,295

Security Description	Shares	Value

Multi-Utilities—(Continued)
TECO Energy, Inc.	98,247	$1,567,040
Xcel Energy, Inc. (a)	199,904	3,988,085

		68,826,954

Multiline Retail—0.8%
Big Lots, Inc. (a) (b)	42,113	939,120
Dillard’s, Inc. (Class A) (a)	26,610	457,958
Family Dollar Stores, Inc. (a)	65,460	1,276,470
J.C. Penney Co., Inc. (a)	103,279	3,894,651
Kohl’s Corp. (b)	146,113	6,266,787
Macy’s, Inc.	201,692	4,651,018
Nordstrom, Inc. (a)	83,386	2,718,384
Sears Holdings Corp. (a) (b)	33,980	3,469,018
Target Corp.	381,364	19,327,527

		43,000,933

Office Electronics—0.1%
Xerox Corp.	427,418	6,398,448

Oil, Gas & Consumable Fuels—10.4%
Anadarko Petroleum Corp.	218,032	13,742,557
Apache Corp.	155,113	18,740,753
Chesapeake Energy Corp. (a)	213,096	9,834,380
Chevron Corp.	967,352	82,573,167
ConocoPhillips	727,375	55,433,249
Consol Energy, Inc.	85,013	5,882,049
Devon Energy Corp.	207,004	21,596,727
El Paso Corp.	326,436	5,431,895
EOG Resources, Inc.	115,066	13,807,920
Exxon Mobil Corp.	2,492,130	210,784,355
Hess Corp.	129,927	11,456,963
Marathon Oil Corp.	330,250	15,059,400
Murphy Oil Corp.	88,380	7,259,533
Noble Energy, Inc.	80,044	5,827,203
Occidental Petroleum Corp.	383,165	28,036,183
Peabody Energy Corp. (a)	126,241	6,438,291
Range Resources Corp.	69,828	4,430,587
Spectra Energy Corp.	294,646	6,703,197
Sunoco, Inc.	54,784	2,874,516
Tesoro Corp. (a)	64,097	1,922,910
The Williams Cos., Inc.	272,512	8,987,446
Valero Energy Corp.	249,050	12,230,846
XTO Energy, Inc.	237,717	14,705,158

		563,759,285

Paper & Forest Products—0.3%
International Paper Co. (a)	199,258	5,419,818
MeadWestvaco Corp. (a)	80,983	2,204,357
Weyerhaeuser Co. (a)	97,614	6,348,814

		13,972,989

Personal Products—0.2%
Avon Products, Inc.	198,795	7,860,354
The Estee Lauder Cos., Inc. (Class A) (a)	53,161	2,437,432

		10,297,786

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-92

Metropolitan Series Fund, Inc.

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Pharmaceuticals—6.1%
Abbott Laboratories	720,030	$39,709,655
Allergan, Inc.	142,507	8,035,970
Barr Pharmaceuticals, Inc. (b)	50,265	2,428,302
Bristol-Myers Squibb Co.	922,031	19,639,260
Eli Lilly & Co.	460,775	23,771,382
Forest Laboratories, Inc. (b)	145,045	5,803,250
Johnson & Johnson	1,319,473	85,594,214
King Pharmaceuticals, Inc. (b)	114,614	997,142
Merck & Co., Inc.	1,008,627	38,277,395
Mylan, Inc. (a)	141,781	1,644,660
Pfizer, Inc.	3,149,379	65,916,502
Schering-Plough Corp.	755,088	10,880,818
Watson Pharmaceuticals, Inc. (a) (b)	48,285	1,415,716
Wyeth	623,248	26,026,836

		330,141,102

Real Estate Investment Trusts—1.2%
Apartment Investment & Management Co. (Class A) (a)	42,732	1,530,233
AvalonBay Communities, Inc. (a)	35,796	3,455,030
Boston Properties, Inc.	55,660	5,124,616
Developers Diversified Realty Corp.	55,641	2,330,245
Equity Residential	125,605	5,211,352
General Growth Properties, Inc.	124,265	4,743,195
HCP, Inc.	109,166	3,690,903
Host Hotels & Resorts, Inc.	243,872	3,882,442
Kimco Realty Corp. (a)	117,785	4,613,638
Plum Creek Timber Co., Inc. (a)	79,723	3,244,726
ProLogis	120,275	7,079,387
Public Storage, Inc. (a)	58,012	5,141,023
Simon Property Group, Inc.	103,898	9,653,163
Vornado Realty Trust	62,871	5,420,109

		65,120,062

Real Estate Management & Development—0.0%
CB Richard Ellis Group, Inc. (a) (b)	80,943	1,751,607

Road & Rail—0.9%
Burlington Northern Santa Fe Corp.	137,869	12,714,279
CSX Corp.	187,893	10,535,160
Norfolk Southern Corp.	175,302	9,522,405
Ryder System, Inc.	27,042	1,647,128
Union Pacific Corp.	121,439	15,226,022

		49,644,994

Semiconductors & Semiconductor Equipment—2.4%
Advanced Micro Devices, Inc. (a) (b)	282,077	1,661,434
Altera Corp. (b)	143,149	2,638,236
Analog Devices, Inc.	136,919	4,041,849
Applied Materials, Inc.	630,534	12,301,718
Broadcom Corp. (b)	217,746	4,195,966
Intel Corp.	2,696,145	57,104,351
KLA-Tencor Corp. (a)	83,871	3,111,614
Linear Technology Corp. (a)	102,925	3,158,768
LSI Logic Corp. (a) (b)	307,942	1,524,313

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment—(Continued)
MEMC Electronic Materials, Inc. (b)	106,398	$7,543,618
Microchip Technology, Inc. (a)	87,948	2,878,538
Micron Technology, Inc. (a) (b)	354,212	2,114,646
National Semiconductor Corp.	105,670	1,935,874
Novellus Systems, Inc. (a) (b)	47,497	999,812
NVIDIA Corp. (b)	258,794	5,121,533
Teradyne, Inc. (b)	81,212	1,008,653
Texas Instruments, Inc.	617,821	17,465,800
Xilinx, Inc. (a)	133,371	3,167,561

		131,974,284

Software—3.4%
Adobe Systems, Inc. (b)	265,029	9,432,382
Autodesk, Inc.	107,557	3,385,894
BMC Software, Inc. (b)	89,497	2,910,442
CA, Inc. (a)	181,751	4,089,398
Citrix Systems, Inc. (a) (b)	86,310	2,531,472
Compuware Corp. (b)	127,733	937,560
Electronic Arts, Inc. (b)	147,561	7,366,245
Intuit, Inc. (b)	152,662	4,123,401
Microsoft Corp.	3,728,395	105,811,850
Novell, Inc. (b)	164,020	1,031,686
Oracle Corp. (b)	1,842,384	36,037,031
Symantec Corp. (a) (b)	394,280	6,552,934

		184,210,295

Specialty Retail—1.6%
Abercrombie & Fitch Co. (Class A)	40,132	2,935,254
AutoNation, Inc. (a) (b)	62,891	941,478
AutoZone, Inc. (b)	20,026	2,279,560
Bed Bath & Beyond, Inc. (a) (b)	122,022	3,599,649
Best Buy Co., Inc. (a)	164,138	6,805,161
GameStop Corp. (Class A) (b)	74,980	3,877,216
Limited Brands, Inc. (a)	144,760	2,475,396
Lowe’s Cos., Inc.	681,304	15,629,114
Office Depot, Inc. (b)	127,152	1,405,030
OfficeMax, Inc.	35,357	676,733
RadioShack Corp. (a)	61,068	992,355
Staples, Inc.	326,528	7,219,534
The Gap, Inc.	211,828	4,168,775
The Home Depot, Inc.	786,119	21,987,748
The Sherwin-Williams Co. (a)	47,479	2,423,328
Tiffany & Co.	59,158	2,475,171
TJX Cos., Inc.	203,570	6,732,060

		86,623,562

Textiles, Apparel & Luxury Goods—0.4%
Coach, Inc. (b)	163,926	4,942,369
Jones Apparel Group, Inc.	40,329	541,215
Liz Claiborne, Inc. (a)	46,340	841,071
Nike, Inc.	178,355	12,128,140
Polo Ralph Lauren Corp. (a)	27,430	1,598,895
VF Corp.	40,859	3,166,981

		23,218,671

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-93

Metropolitan Series Fund, Inc.

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Thrifts & Mortgage Finance—0.6%
Countrywide Financial Corp. (a)	270,538	$1,487,959
Federal Home Loan Mortgage Corp.	300,947	7,619,978
Federal National Mortgage Association	455,700	11,994,024
Hudson City Bancorp, Inc. (a)	241,465	4,269,101
MGIC Investment Corp. (a)	55,427	583,646
Sovereign Bancorp, Inc. (a)	168,312	1,568,668
Washington Mutual, Inc. (a)	411,109	4,234,423

		31,757,799

Tobacco—1.5%
Altria Group, Inc.	982,081	21,802,198
Philip Morris International, Inc. (b)	982,081	49,673,657
Reynolds American, Inc. (a)	79,703	4,704,868
UST, Inc. (a)	69,626	3,796,010

		79,976,733

Trading Companies & Distributors—0.0%
W.W. Grainger, Inc.	31,265	2,388,333

Wireless Telecommunication Services—0.3%
American Tower Corp. (Class A) (b)	188,534	7,392,418
Sprint Nextel Corp.	1,327,084	8,878,192

		16,270,610

Total Common Stock (Identified Cost $4,724,169,536)		5,399,858,217

Short Term Investments — 6.4%
Security Description	Face Amount/Shares	Value

Discount Notes—0.6%
Federal Home Loan Bank 1.52%, 04/01/08	$31,025,000	$31,025,000

Mutual Funds—5.8%
State Street Navigator Securities Lending Prime Portfolio (d)	316,398,312	316,398,312

Total Short Term Investments (Identified Cost $347,423,312)		347,423,312

Total Investments—106.0% (Identified Cost $5,071,592,848) (e)		5,747,281,529
Liabilities in excess of other assets		(327,364,300)

Total Net Assets—100%		$5,419,917,229

(a)	A portion or all of the security was held on loan. As of March 31, 2008, the market value of securities loaned was $314,994,377 and the collateral received consisted of cash in the amount of $316,398,312 and non-cash collateral with a value of $3,917,402. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian.
(b)	Non-Income Producing.
(c)	Affiliated Issuer. See below.
(d)	Represents investment of cash collateral received from securities lending transactions.
(e)	The aggregate cost of investments for federal income tax purposes as of March 31, 2008 was $5,071,592,848 and the composition of unrealized appreciation and depreciation of investment securities was $1,290,532,218 and $(614,843,537), respectively.

Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Contract Amount	Valuation as of 3/31/2008	Net Unrealized Depreciation
S&P 500 Index Futures	6/19/2008	30	$9,944,221	$9,930,000	($14,221)

Affiliated Issuer
Security Description	Number of Shares Held at 12/31/2007	Shares Purchased Since 12/31/2007	Shares Sold Since 12/31/2007	Number of Shares Held on 3/31/08	Realized Gain on Shares Sold	Income For Period Ended 3/31/08
MetLife, Inc.	349,275	0	(18,933)	330,342	$496,762	$0

Statement of Accounting Standards No. 157 Valuation Disclosure

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-94

Metropolitan Series Fund, Inc.

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2008:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1—Quoted Prices	$5,713,492,377	$(14,221)
Level 2—Other Significant Observable Inputs	33,789,152	0
Level 3—Significant Unobservable Inputs	0	0

Total	$5,747,281,529	$(14,221)

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-95

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Common Stock—58.1% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.8%
Lockheed Martin Corp.	263,629	$26,178,360
Northrop Grumman Corp.	69,166	5,381,806
Raytheon Co.	15,660	1,011,793
United Technologies Corp.	203,320	13,992,482

		46,564,441

Air Freight & Logistics—0.2%
United Parcel Service, Inc. (Class B)	53,580	3,912,412

Auto Components—0.4%
Johnson Controls, Inc.	220,810	7,463,378

Automobiles—0.1%
Harley-Davidson, Inc. (a)	68,720	2,577,000

Beverages—1.1%
Diageo, Plc. (GBP)	412,746	8,325,041
Heineken NV (EUR)	44,000	2,559,508
PepsiCo, Inc.	99,485	7,182,817

		18,067,366

Biotechnology—0.5%
Amgen, Inc. (b)	92,410	3,860,890
Genzyme Corp. (b)	55,180	4,113,117

		7,974,007

Building Products—0.3%
Masco Corp. (a)	222,680	4,415,744

Capital Markets—3.9%
American Capital Strategies, Ltd. (a)	25,800	881,328
E*TRADE Financial Corp. (a) (b)	403,070	1,555,850
Franklin Resources, Inc.	87,040	8,442,010
Legg Mason, Inc.	38,510	2,155,790
Lehman Brothers Holdings, Inc. (a)	132,630	4,992,193
Merrill Lynch & Co., Inc. (a)	141,736	5,774,325
State Street Corp.	107,540	8,495,660
The Bank of New York Mellon Corp.	379,790	15,848,637
The Goldman Sachs Group, Inc.	62,270	10,298,835
UBS AG (CHF)	144,577	4,211,658
UBS AG	102,750	2,959,200

		65,615,486

Chemicals—1.0%
Air Products & Chemicals, Inc.	67,064	6,169,888
PPG Industries, Inc.	163,630	9,901,251
Praxair, Inc.	16,600	1,398,218

		17,469,357

Commercial Banks—1.1%
PNC Financial Services Group, Inc.	165,420	10,846,590
SunTrust Banks, Inc.	113,480	6,257,287
UnionBanCal Corp.	34,090	1,673,137

		18,777,014

Security Description	Shares	Value

Communications Equipment—0.1%
Cisco Systems, Inc. (b)	15,000	$361,350
Nortel Networks Corp. (b)	82,046	548,888

		910,238

Computers & Peripherals—1.4%
Hewlett-Packard Co.	145,730	6,654,032
International Business Machines Corp.	147,890	17,028,054

		23,682,086

Consumer Finance—0.4%
American Express Co.	141,970	6,206,928

Containers & Packaging—0.0%
Smurfit-Stone Container Corp. (b)	57,145	440,017

Diversified Financial Services—2.8%
Bank of America Corp.	539,454	20,450,701
Citigroup, Inc.	406,788	8,713,399
JPMorgan Chase & Co.	395,800	16,999,610
KKR Private Equity Investors, L.P. (RDU) (b)	65,160	804,726

		46,968,436

Diversified Telecommunication Services—2.5%
AT&T, Inc.	550,704	21,091,963
Embarq Corp.	245,115	9,829,112
Qwest Communications International, Inc. (a)	1,449,770	6,567,458
Telus Corp. (Non-Voting Shares) (CAD)	32,310	1,360,073
Verizon Communications, Inc.	96,407	3,514,035

		42,362,641

Electric Utilities—1.5%
American Electric Power Co., Inc.	130,030	5,413,149
DPL, Inc. (a)	161,400	4,138,296
Entergy Corp.	26,878	2,931,852
FPL Group, Inc.	157,470	9,879,668
Pepco Holdings, Inc.	93,630	2,314,534
PPL Corp.	24,006	1,102,355

		25,779,854

Electrical Equipment—0.1%
Rockwell Automation, Inc.	37,210	2,136,598

Electronic Equipment & Instruments—0.3%
Flextronics International, Ltd. (b)	247,610	2,325,058
Samsung Electronics Co., Ltd. (U.S. Traded Shares) (144A) (GDR)	7,205	2,249,761

		4,574,819

Energy Equipment & Services—0.4%
Halliburton Co.	50,710	1,994,424
Noble Corp.	89,180	4,429,571

		6,423,995

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-96

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Food & Staples Retailing—1.6%
CVS Caremark Corp.	279,033	$11,303,627
Safeway, Inc.	175,520	5,151,512
The Kroger Co.	106,780	2,712,212
Wal-Mart Stores, Inc.	74,350	3,916,758
Walgreen Co.	109,240	4,160,951

		27,245,060

Food Products—2.1%
General Mills, Inc.	231,910	13,886,771
Kellogg Co.	132,520	6,965,251
Nestle S.A. (CHF)	28,971	14,495,366

		35,347,388

Health Care Equipment & Supplies—0.4%
Advanced Medical Optics, Inc. (a) (b)	137,700	2,795,310
Boston Scientific Corp. (b)	280,340	3,607,976
The Cooper Cos., Inc. (a)	36,090	1,242,579

		7,645,865

Health Care Providers & Services—0.8%
DaVita, Inc. (b)	38,380	1,833,029
UnitedHealth Group, Inc.	128,500	4,415,260
WellPoint, Inc. (b)	156,850	6,921,790

		13,170,079

Hotels, Restaurants & Leisure—0.7%
Royal Caribbean Cruises, Ltd. (a)	291,170	9,579,493
Wyndham Worldwide Corp.	96,200	1,989,416

		11,568,909

Household Durables—0.9%
D.R. Horton, Inc. (a)	151,050	2,379,037
Jarden Corp. (a) (b)	149,220	3,244,043
Pulte Homes, Inc. (a)	132,690	1,930,640
Toll Brothers, Inc. (a) (b)	198,850	4,668,998
Whirlpool Corp. (a)	26,650	2,312,687

		14,535,405

Household Products—1.0%
Procter & Gamble Co.	174,300	12,213,201
The Clorox Co.	83,810	4,746,998

		16,960,199

Independent Power Producers & Energy Traders—0.3%
NRG Energy, Inc. (a) (b)	128,870	5,024,641

Industrial Conglomerates—0.9%
3M Co.	19,480	1,541,842
General Electric Co.	364,955	13,506,985

		15,048,827

Insurance—4.6%
American International Group, Inc.	61,910	2,677,607
Aon Corp.	24,900	1,000,980

Security Description	Shares	Value

Insurance—(Continued)
Conseco, Inc. (b)	319,660	$3,260,532
Genworth Financial, Inc. (Class A)	672,990	15,236,494
Max Capital Group, Ltd. (a)	124,840	3,269,560
MBIA, Inc. (b)	138,910	1,697,480
Principal Financial Group, Inc.	29,670	1,653,212
Prudential Financial, Inc.	30,350	2,374,888
The Allstate Corp.	450,456	21,648,915
The Chubb Corp.	58,660	2,902,497
The Hartford Financial Services Group, Inc.	223,267	16,916,941
The Travelers Cos., Inc.	105,630	5,054,395

		77,693,501

IT Services—1.1%
Accenture, Ltd. (Class A)	142,299	5,004,656
Automatic Data Processing, Inc.	80,750	3,422,992
Fidelity National Information Services, Inc.	75,040	2,862,026
Visa, Inc. (b)	110,950	6,918,842

		18,208,516

Machinery—1.0%
Eaton Corp.	13,110	1,044,474
Ingersoll-Rand Co., Ltd. (Class A)	180,570	8,049,811
Kennametal, Inc.	94,850	2,791,435
Timkin Co.	195,200	5,801,344

		17,687,064

Media—1.1%
E.W. Scripps Co. (Class A) (a)	22,890	961,609
Omnicom Group, Inc.	140,480	6,206,406
The Walt Disney Co.	196,990	6,181,546
Time Warner Cable, Inc. (Class A) (b)	182,020	4,546,860
WPP Group, Plc. (GBP)	123,400	1,472,278

		19,368,699

Metals & Mining—0.3%
Allegheny Technologies, Inc.	28,080	2,003,789
Cameco Corp.	28,930	952,954
Century Aluminum Co. (a) (b)	40,220	2,664,173

		5,620,916

Multi-Utilities—1.6%
CMS Energy Corp. (a)	60,980	825,669
Dominion Resources, Inc.	98,312	4,015,062
PG&E Corp.	225,450	8,301,069
Public Service Enterprise Group, Inc.	157,740	6,339,571
Sempra Energy	155,120	8,264,794

		27,746,165

Multiline Retail—0.9%
Macy’s, Inc.	624,990	14,412,269

Oil, Gas & Consumable Fuels—8.5%
Anadarko Petroleum Corp.	48,970	3,086,579
Apache Corp.	143,090	17,288,134

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-97

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—(Continued)
Chevron Corp.	36,016	$3,074,326
ConocoPhillips	58,210	4,436,184
Devon Energy Corp.	133,600	13,938,488
El Paso Corp.	218,100	3,629,184
EOG Resources, Inc.	27,900	3,348,000
Exxon Mobil Corp.	425,674	36,003,507
Hess Corp.	192,440	16,969,359
Marathon Oil Corp.	216,410	9,868,296
Royal Dutch Shell, Plc. (A Shares) (ADR)	26,200	1,807,276
Sunoco, Inc.	50,960	2,673,871
The Williams Cos., Inc.	193,170	6,370,746
Total S.A. (ADR)	283,670	20,994,417

		143,488,367

Paper & Forest Products—0.2%
MeadWestvaco Corp.	111,650	3,039,113

Pharmaceuticals—3.3%
Abbott Laboratories	28,048	1,546,847
GlaxoSmithKline, Plc. (GBP)	78,520	1,664,685
Johnson & Johnson	244,978	15,891,723
Merck & Co., Inc.	334,573	12,697,045
Merck KGaA (EUR) (a)	23,620	2,915,033
Pfizer, Inc.	99,820	2,089,233
Wyeth	448,940	18,747,734

		55,552,300

Road & Rail—0.5%
Burlington Northern Santa Fe Corp.	65,755	6,063,926
Norfolk Southern Corp.	55,080	2,991,946

		9,055,872

Semiconductors & Semiconductor Equipment—0.7%
Intel Corp.	523,260	11,082,647

Software—0.7%
Oracle Corp. (b)	611,130	11,953,703

Specialty Retail—0.6%
Advance Auto Parts, Inc.	21,490	731,735
PetSmart, Inc.	62,360	1,274,638
Staples, Inc.	260,930	5,769,162
The Sherwin-Williams Co. (a)	38,740	1,977,290

		9,752,825

Textiles, Apparel & Luxury Goods—0.7%
Nike, Inc.	164,400	11,179,200

Thrifts & Mortgage Finance—0.5%
New York Community Bancorp, Inc. (a)	495,610	9,030,014

Tobacco—1.4%
Altria Group, Inc.	291,390	6,468,858
Philip Morris International, Inc. (b)	329,190	16,650,430

		23,119,288

Security Description	Shares	Value

Trading Companies & Distributors—0.6%
W.W. Grainger, Inc. (a)	83,860	$6,406,066
WESCO International, Inc. (a)	84,680	3,089,973

		9,496,039

Wireless Telecommunication Services—0.2%
Vodafone Group, Plc. (ADR)	109,993	3,245,893

Total Common Stock (Identified Cost $994,665,581)		979,600,581

Fixed Income—40.7%
Security Description	Face Amount	Value

Aerospace & Defense—0.1%
BAE Systems Holdings, Inc. (144A) 5.200%, 08/15/15	$1,718,000	1,741,097

Asset Backed—0.4%
AESOP Funding, LLC (144A) 2.860%, 08/20/09	183,333	182,759
Bayview Financial (144A) 3.478%, 12/28/40 (c)	1,510,000	1,087,200
Capital Trust, Ltd. 5.160%, 06/25/35	1,600,000	1,506,250
Connecticut RRB Special Purpose Trust 6.210%, 12/30/11 (c)	300,000	314,907
Countrywide Asset-Backed Certificates 4.575%, 07/25/35	4,261	4,241
4.823%, 08/25/35	45,238	45,285
5.689%, 10/25/36	930,000	842,481
GMAC Mortgage Corp. Loan Trust 5.805%, 10/25/36 (c)	1,077,000	824,775
Jet Equipment Trust (144A) 11.440%, 11/01/14 (d) (e) (f)	300,000	0
Residential Asset Mortgage Products, Inc. 4.109%, 01/25/29	62,504	62,398
4.971%, 09/25/34	752,000	749,315
Residential Funding Mortgage Securities II, Inc. 5.320%, 12/25/35	1,190,000	716,519

		6,336,130

Auto Components—0.1%
Johnson Controls, Inc. 5.500%, 01/15/16	1,408,000	1,434,921

Beverages—0.3%
Diageo, Plc. 5.500%, 04/01/13	2,140,000	2,244,499
Miller Brewing Co. (144A) 5.500%, 08/15/13	2,921,000	3,104,494

		5,348,993

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-98

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Capital Markets—0.4%
Lehman Brothers Holdings, Inc. 6.500%, 07/19/17	$1,960,000	$1,861,306
Merrill Lynch & Co., Inc. 6.110%, 01/29/37	1,270,000	1,003,816
Morgan Stanley 5.750%, 10/18/16	1,156,000	1,117,852
6.750%, 04/15/11	1,180,000	1,236,889
The Goldman Sachs Group, Inc. 5.625%, 01/15/17	1,972,000	1,891,789

		7,111,652

Chemicals—0.1%
PPG Industries, Inc. 5.750%, 03/15/13	1,720,000	1,776,296

Commercial Banks—0.6%
Bank One Corp. 8.000%, 04/29/27	100,000	112,941
HSBC Finance Corp. 5.250%, 01/14/11	1,300,000	1,295,515
Nordea Bank (144A) 5.424%, 12/29/49 (c)	610,000	572,348
Royal Bank of Scotland Group, Plc. (144A) 6.990%, 10/29/49 (c)	360,000	305,604
U.S. Bancorp 7.500%, 06/01/26	400,000	440,732
Unicredito Italiano Capital Trust (144A) 9.200%, 10/05/49 (c)	1,412,000	1,391,244
Wachovia Corp. 5.250%, 08/01/14	3,334,000	3,293,105
WOORI Bank 6.125%, 05/03/16 (c)	2,620,000	2,573,773

		9,985,262

Commercial Mortgage-Backed Securities—2.1%
Banc of America Commercial Mortgage, Inc. 5.482%, 01/15/17 (c)	272,233	244,422
BlackRock Capital Finance, L.P. 7.750%, 09/25/26	98,191	58,915
Bruce Mansfield Unit 6.850%, 06/01/34	2,390,000	2,509,187
Chase Commercial Mortgage Securities Corp. 7.543%, 07/15/32	52,315	52,726
Countrywide Commercial Mortgage Trust 5.476%, 02/12/39 (c)	560,000	517,632
Credit Suisse Mortgage Capital Certificates 5.343%, 12/15/39	880,078	787,198
Falcon Franchise Loan, LLC (144A) 7.382%, 05/05/10	10,849	10,801
GE Capital Commercial Mortgage Corp. 5.338%, 03/10/44 (c)	1,000,000	915,279
General Electric Capital Assurance Co. (144A) 5.743%, 05/12/35	35,000	35,219
Greenwich Capital Commercial Funding Corp. 4.305%, 08/10/42	326,945	322,534

Security Description	Face Amount	Value

Commercial Mortgage-Backed Securities—(Continued)
4.915%, 01/05/36 (c)	$500,000	$483,102
5.317%, 06/10/36 (c)	1,341,434	1,337,649
5.475%, 02/10/17	3,025,000	2,714,108
JPMorgan Chase Commercial Mortgage Securities Corp.
4.780%, 07/15/42	1,384,000	1,294,650
4.948%, 09/12/37 (c)	1,400,000	1,320,567
5.038%, 03/15/46	480,060	474,597
5.210%, 05/15/41 (c)	1,292,933	1,302,051
5.475%, 04/15/43 (c)	2,260,000	2,234,838
5.552%, 05/12/45	949,000	939,399
5.875%, 04/15/45 (c)	2,260,000	2,296,820
Merrill Lynch Mortgage Trust 5.829%, 07/12/17 (c)	929,000	619,804
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.378%, 01/12/17 (c)	5,800,000	5,610,947
Morgan Stanley Capital I, Inc. 5.150%, 06/13/41	250,000	241,970
5.168%, 01/14/42	199,571	199,902
Morgan Stanley Capital I, Inc. (144A) 0.364%, 11/15/30 (c) (g)	25,591,813	206,290
Multi-Family Capital Access One, Inc. 6.650%, 01/15/24	158,870	159,342
Spirit Master Funding, LLC (144A) 5.050%, 07/20/23	1,319,303	1,238,417
Structured Asset Securities Corp. 4.670%, 03/25/35	466,067	448,882
The Bear Stearns Commercial Mortgage Securities, Inc.
4.680%, 08/13/39	150,000	145,308
Wachovia Bank Commercial Mortgage Trust 4.847%, 10/15/41	2,245,000	2,199,408
5.083%, 03/15/42 (c)	1,748,241	1,732,055
5.513%, 12/15/43 (c)	612,500	400,529
5.795%, 07/15/45 (c)	1,360,000	1,262,218
5.958%, 06/15/45 (c)	1,530,000	1,450,047

		35,766,813

Commercial Services & Supplies—0.2%
The Western Union Co. 5.400%, 11/17/11	2,140,000	2,192,105
Waste Management, Inc. 7.375%, 08/01/10	1,061,000	1,117,766

		3,309,871

Construction & Engineering—0.1%
CRH America, Inc. 6.950%, 03/15/12	1,409,000	1,476,546

Consumer Finance—0.2%
American Express Co. 5.500%, 09/12/16	1,997,000	1,928,641
Capital One Financial Corp. 6.150%, 09/01/16	1,330,000	1,116,875
Dean Witter Discover & Co. 6.750%, 01/01/16	260,000	262,123

		3,307,639

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-99

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Diversified Financial Services—1.5%
Bank of America Corp. (144A) 5.490%, 03/15/19	$696,000	$674,486
Capmark Financial Group, Inc. 5.875%, 05/10/12	566,000	358,604
CIT Group, Inc. 6.100%, 03/15/67 (c)	180,000	80,192
Citigroup, Inc. 5.000%, 09/15/14	1,105,000	1,041,381
Covidien International Finance S.A. 6.000%, 10/15/17	630,000	649,343
DBS Capital Funding Corp. (144A) 7.657%, 03/31/49 (c)	1,190,000	1,196,097
Deutsche Telekom International Finance BV 5.750%, 03/23/16	1,949,000	1,926,926
Duke Capital, LLC 8.000%, 10/01/19	1,253,000	1,416,557
Enel Finance International S.A. 6.250%, 09/15/17	1,920,000	1,992,002
General Electric Capital Corp. 5.250%, 12/06/17	660,000	659,089
5.375%, 10/20/16	685,000	695,578
5.450%, 01/15/13	572,000	599,106
8.500%, 07/24/08	553,000	561,383
MidAmerican Funding, LLC 6.927%, 03/01/29	699,000	742,757
Mizuho, Ltd. (144A) 6.686%, 03/31/49 (c)	1,042,000	882,594
MUFG Capital Finance 6.346%, 07/29/49 (c)	1,711,000	1,394,292
Natexis AMBS Company, LLC (144A) 8.440%, 12/29/49 (c)	280,000	283,642
ORIX Corp. 5.480%, 11/22/11	2,170,000	2,101,322
PNC Funding Corp. 5.625%, 02/01/17	1,080,000	1,028,997
Telecom Italia Capital S.A. 5.250%, 11/15/13	753,000	703,596
UBS Preferred Funding Trust V 6.243%, 05/12/49 (c)	2,180,000	1,823,304
UFJ Finance Aruba AEC 6.750%, 07/15/13	1,320,000	1,468,335
Unicredit Luxembourg Finance S.A. 6.000%, 10/31/17	1,520,000	1,505,759
ZFS Finance USA Trust I (144A) 5.875%, 05/09/32 (c)	500,000	472,905
6.500%, 05/09/37 (c)	1,950,000	1,759,750

		26,017,997

Diversified Telecommunication Services—0.5%
AT&T, Inc. 6.500%, 09/01/37	1,507,000	1,490,712
BellSouth Corp. 6.550%, 06/15/34 (a)	1,212,000	1,190,562
Telus Corp. 8.000%, 06/01/11	1,918,000	2,085,996

Security Description	Face Amount	Value

Diversified Telecommunication Services—(Continued)
Verizon New York, Inc. 6.875%, 04/01/12	$3,102,000	$3,262,383

		8,029,653

Electric Utilities—0.9%
Entergy Louisiana, LLC 8.090%, 01/02/17	677,028	682,288
Exelon Generation Co., LLC 6.200%, 10/01/17	860,000	852,108
6.950%, 06/15/11	2,478,000	2,628,935
FirstEnergy Corp. 6.450%, 11/15/11	2,426,000	2,539,435
Hydro-Quebec 6.300%, 05/11/11	1,600,000	1,749,126
MidAmerican Energy Holdings Co. 3.500%, 05/15/08	694,000	693,859
5.875%, 10/01/12	768,000	811,559
6.125%, 04/01/36	602,000	581,855
Oncor Electric Delivery Co. 7.000%, 09/01/22	1,825,000	1,747,897
PPL Energy Supply, LLC 6.400%, 11/01/11	100,000	102,660
PSE&G Power, LLC 5.500%, 12/01/15	977,000	969,102
6.950%, 06/01/12	1,000,000	1,069,720
System Energy Resources, Inc. (144A) 5.129%, 01/15/14	604,544	604,018
United Energy Distribution Holdings, Ltd. (144A) 5.450%, 04/15/16	50,000	53,172

		15,085,734

Electronic Equipment & Instruments—0.1%
Tyco Electronics Group S.A. 6.550%, 10/01/17	1,385,000	1,451,776

Energy Equipment & Services—0.1%
Kinder Morgan Energy Partners, L.P. 6.750%, 03/15/11	1,202,000	1,259,235
7.750%, 03/15/32	625,000	665,419

		1,924,654

Federal Agencies—17.6%
Federal Home Loan Mortgage Corp. 4.125%, 11/18/09 (a)	3,100,000	3,191,571
4.125%, 07/12/10 (a)	787,000	817,089
4.500%, 05/01/18	436,950	436,376
4.500%, 08/01/18	660,559	659,692
4.500%, 11/01/18	636,864	636,027
4.500%, 01/01/19	1,154,419	1,152,903
4.500%, 08/01/19	63,841	63,677
4.500%, 02/01/20	469,797	468,586
4.500%, 04/01/35	1,279,701	1,234,964
5.000%, 12/01/17	28,536	28,980
5.000%, 05/01/18	282,157	286,501

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-100

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Federal Agencies—(Continued)
Federal Home Loan Mortgage Corp. 5.000%, 06/01/18	$41,824	$42,443
5.000%, 09/01/18	631,379	640,724
5.000%, 12/01/18	92,665	94,037
5.000%, 02/01/19	758,177	768,426
5.000%, 05/01/19	543,538	551,320
5.000%, 06/01/19	313,108	317,340
5.000%, 09/01/33	2,469,976	2,452,835
5.000%, 11/01/33	1,415,079	1,405,258
5.000%, 03/01/34	422,120	418,901
5.000%, 04/01/34	448,736	445,314
5.000%, 05/01/35	537,175	532,736
5.000%, 07/01/35	1,314,624	1,303,760
5.000%, 08/01/35	1,378,188	1,366,798
5.000%, 09/01/35	796,463	789,882
5.000%, 10/01/35	4,732,933	4,693,822
5.000%, 11/01/35	445,105	441,427
5.500%, 08/23/17 (a)	7,900,000	8,713,581
5.500%, 01/01/19	131,618	134,744
5.500%, 04/01/19	75,113	77,009
5.500%, 06/01/19	58,146	59,527
5.500%, 07/01/19	201,730	206,521
5.500%, 08/01/19	64,416	65,946
5.500%, 12/01/19	103,366	105,821
5.500%, 02/01/20	27,811	28,439
5.500%, 12/01/20	120,419	123,138
5.500%, 10/01/24	697,200	709,780
5.500%, 06/01/25	1,223,394	1,244,711
5.500%, 07/01/25	537,623	546,990
5.500%, 08/01/25	821,204	835,513
5.500%, 09/01/25	744,098	757,063
5.500%, 05/01/33	2,856,224	2,893,689
5.500%, 12/01/33	1,918,832	1,944,002
5.500%, 01/01/34	1,918,563	1,943,729
5.500%, 04/01/34	297,973	301,636
5.500%, 10/01/34	172,668	174,791
5.500%, 11/01/34	245,654	248,674
5.500%, 12/01/34	364,728	369,213
5.500%, 05/01/35	165,000	166,930
5.500%, 09/01/35	432,935	437,999
5.500%, 10/01/35	666,899	674,700
5.500%, TBA	3,452,000	3,485,443
6.000%, 04/01/16	108,238	111,646
6.000%, 04/01/17	194,985	201,098
6.000%, 07/01/17	99,475	102,593
6.000%, 10/01/17	143,396	147,892
6.000%, 08/01/19	866,980	892,794
6.000%, 09/01/19	272,011	280,110
6.000%, 11/01/19	141,298	145,504
6.000%, 05/01/21	479,059	493,371
6.000%, 10/01/21	683,507	703,928
6.000%, 02/01/23	828,775	857,183
6.000%, 12/01/25	354,146	364,771
6.000%, 02/01/26	369,786	380,880
6.000%, 04/01/34	182,066	187,391
6.000%, 07/01/34	731,373	752,764
6.000%, 08/01/34	4,079,096	4,198,409

Security Description	Face Amount	Value

Federal Agencies—(Continued)
6.000%, 09/01/34	$85,522	$88,023
6.000%, 07/01/35	387,568	398,207
6.000%, 08/01/35	475,363	488,412
6.000%, 11/01/35	1,173,134	1,205,338
6.000%, 03/01/36	558,875	573,782
6.000%, 10/01/36	841,610	866,227
6.000%, 11/01/36	336,424	345,397
6.000%, 01/01/37	876,212	899,584
6.000%, 03/01/37	729,472	748,715
6.000%, 05/01/37	1,791,291	1,838,545
6.000%, 06/01/37	1,353,008	1,388,700
6.500%, 05/01/34	167,917	174,786
6.500%, 06/01/34	213,670	222,410
6.500%, 08/01/34	854,788	889,753
6.500%, 10/01/34	782,268	816,650
6.500%, 11/01/34	463,946	482,924
6.500%, 05/01/37	447,444	464,556
6.500%, 07/01/37	1,883,001	1,955,014
Federal National Mortgage Association 4.010%, 08/01/13 (c)	148,501	145,431
4.020%, 08/01/13 (c)	593,406	584,973
4.500%, 04/01/18	505,211	504,942
4.500%, 06/01/18	1,119,340	1,118,745
4.500%, 07/01/18	1,411,305	1,410,554
4.500%, 03/01/19	720,796	719,571
4.500%, 06/01/19	2,602,254	2,597,832
4.500%, 04/01/20	608,452	607,418
4.500%, 07/01/20	328,356	327,798
4.500%, 11/01/20	758,611	755,986
4.500%, 08/01/33	2,135,955	2,064,499
4.500%, 02/01/35	708,470	684,312
4.500%, 09/01/35	737,295	711,541
4.556%, 05/01/14 (c)	977,142	981,723
4.630%, 04/01/14	368,594	371,121
4.700%, 03/01/15	616,870	615,436
4.750%, 04/01/13 (c)	79,242	80,636
4.845%, 06/01/13	92,777	94,615
4.854%, 08/01/14 (c)	964,600	982,254
4.870%, 02/01/14 (c)	660,084	672,346
4.880%, 03/01/20	463,255	470,450
4.925%, 04/01/15 (c)	2,336,702	2,379,743
4.940%, 08/01/15	50,000	51,390
5.000%, 11/01/17	763,406	774,793
5.000%, 02/01/18	3,038,352	3,083,652
5.000%, 12/01/18	1,928,960	1,956,299
5.000%, 06/01/19	1,407,193	1,425,441
5.000%, 07/01/19	1,256,009	1,272,297
5.000%, 09/01/19	810,717	821,230
5.000%, 11/01/19	197,614	200,177
5.000%, 12/01/19	63,423	64,245
5.000%, 01/01/20	66,758	67,537
5.000%, 03/01/20	298,244	301,720
5.000%, 05/01/20	537,499	543,764
5.000%, 07/01/20	1,694,042	1,713,790
5.000%, 08/01/20	365,169	369,426
5.000%, 11/01/33	1,476,150	1,465,115

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-101

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Federal Agencies—(Continued)
Federal National Mortgage Association 5.000%, 03/01/34	$1,440,004	$1,429,008
5.000%, 04/01/34	451,405	447,767
5.000%, 05/01/34	454,969	451,303
5.000%, 08/01/34	498,550	494,532
5.000%, 09/01/34	1,737,883	1,723,878
5.000%, 11/01/34	354,363	351,507
5.000%, 12/01/34	266,257	264,111
5.000%, 03/01/35	805,917	799,841
5.000%, 06/01/35	2,201,846	2,182,491
5.000%, 07/01/35	7,485,330	7,419,534
5.000%, 08/01/35	2,698,615	2,674,894
5.000%, 08/01/36	527,527	522,890
5.370%, 02/01/13 (c)	385,289	397,302
5.470%, 11/01/15 (c)	446,690	467,382
5.500%, 11/01/17	1,202,074	1,233,831
5.500%, 12/01/17	217,504	223,251
5.500%, 01/01/18	794,547	815,538
5.500%, 02/01/18	665,699	682,950
5.500%, 12/01/18	321,197	329,520
5.500%, 06/01/19	1,141,072	1,169,121
5.500%, 07/01/19	1,297,754	1,329,656
5.500%, 08/01/19	418,589	428,879
5.500%, 09/01/19	799,850	819,513
5.500%, 11/01/19	179,504	183,917
5.500%, 12/01/19	211,676	216,880
5.500%, 01/01/21	559,243	572,440
5.500%, 03/01/21	802,537	820,380
5.500%, 05/01/22	458,302	468,245
5.500%, 05/01/25	684,945	696,735
5.500%, 06/01/25	621,607	632,307
5.500%, 02/01/33	682,680	691,386
5.500%, 04/01/33	250,360	253,553
5.500%, 05/01/33	58,895	59,646
5.500%, 06/01/33	2,158,220	2,185,742
5.500%, 07/01/33	2,699,199	2,733,620
5.500%, 11/01/33	2,062,306	2,088,605
5.500%, 12/01/33	332,874	337,119
5.500%, 01/01/34 (c)	474,368	480,417
5.500%, 01/01/34	763,040	772,771
5.500%, 02/01/34	1,769,434	1,791,703
5.500%, 03/01/34	210,291	212,898
5.500%, 04/01/34	613,725	621,149
5.500%, 05/01/34	2,404,162	2,433,056
5.500%, 06/01/34	3,222,450	3,261,178
5.500%, 07/01/34	1,841,916	1,864,054
5.500%, 08/01/34	1,194,048	1,208,399
5.500%, 09/01/34	6,233,249	6,308,160
5.500%, 10/01/34	5,172,513	5,234,677
5.500%, 11/01/34	8,897,608	9,004,542
5.500%, 12/01/34	3,281,531	3,320,969
5.500%, 01/01/35	7,021,248	7,107,799
5.500%, 02/01/35	1,501,947	1,519,401
5.500%, 03/01/35	2,372,258	2,399,543
5.500%, 04/01/35	1,998,381	2,021,366
5.500%, 05/01/35	113,758	115,067
5.500%, 07/01/35	1,062,686	1,074,909

Security Description	Face Amount	Value

Federal Agencies—(Continued)
5.500%, 08/01/35	$3,639,690	$3,682,177
5.500%, 09/01/35 (c)	1,594,878	1,613,221
5.500%, 09/01/35	117,448	118,798
5.500%, 10/01/35	297,070	300,487
5.500%, 12/01/35	2,511,791	2,540,681
5.500%, 04/01/36	2,023,046	2,046,315
5.500%, 03/01/37	690,210	697,595
6.000%, 05/15/08	4,179,000	4,197,003
6.000%, 05/15/11 (a)	1,473,000	1,610,394
6.000%, 07/01/16	412,837	426,126
6.000%, 01/01/17	544,736	562,241
6.000%, 02/01/17 (c)	473,768	489,018
6.000%, 07/01/17	734,385	758,024
6.000%, 08/01/17	79,194	81,738
6.000%, 09/01/17	396,573	409,317
6.000%, 03/01/18	64,990	67,079
6.000%, 11/01/18	399,497	412,356
6.000%, 01/01/21	385,404	397,064
6.000%, 02/01/21	663,992	684,079
6.000%, 05/01/21	856,362	882,269
6.000%, 01/01/23	90,722	93,734
6.000%, 11/01/25	599,923	617,178
6.000%, 02/01/32	1,560,884	1,610,466
6.000%, 03/01/34	122,758	126,686
6.000%, 04/01/34	2,034,408	2,092,117
6.000%, 05/01/34	179,079	184,083
6.000%, 06/01/34	2,090,314	2,148,721
6.000%, 07/01/34	2,467,938	2,536,896
6.000%, 08/01/34	5,734,719	5,894,956
6.000%, 10/01/34	2,059,782	2,117,335
6.000%, 11/01/34	279,338	287,143
6.000%, 12/01/34	142,568	146,552
6.000%, 04/01/35	75,128	77,097
6.000%, 08/01/35	435,342	446,752
6.000%, 09/01/35 (c)	598,740	617,882
6.000%, 10/01/35	836,420	858,342
6.000%, 11/01/35	358,082	367,467
6.000%, 12/01/35	1,215,402	1,247,257
6.000%, 02/01/36	1,925,133	1,975,264
6.000%, 03/01/36	1,066,152	1,093,401
6.000%, 04/01/36	2,511,930	2,576,132
6.000%, 06/01/36	663,537	680,778
6.000%, 07/01/36	1,165,089	1,194,867
6.000%, 08/01/36	539,299	553,083
6.000%, 12/01/36	716,292	734,600
6.000%, 01/01/37	2,009,392	2,060,668
6.000%, 02/01/37	1,061,592	1,088,461
6.000%, 03/01/37	757,873	777,055
6.000%, 04/01/37	1,154,441	1,183,660
6.000%, 05/01/37	1,121,190	1,149,568
6.000%, 06/01/37	1,500,807	1,538,793
6.000%, 07/01/37	2,654,654	2,721,842
6.330%, 03/01/11 (c)	168,612	182,488
6.500%, 06/01/31	385,808	402,593
6.500%, 07/01/31	175,446	183,079
6.500%, 08/01/31	102,982	107,462

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-102

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Federal Agencies—(Continued)
Federal National Mortgage Association 6.500%, 09/01/31	$544,664	$568,360
6.500%, 02/01/32	520,798	543,456
6.500%, 05/01/32	173,757	181,135
6.500%, 07/01/32	900,725	939,615
6.500%, 08/01/32	808,073	842,387
6.500%, 01/01/33	345,223	359,882
6.500%, 04/01/34	729,907	759,546
6.500%, 06/01/34	231,315	240,345
6.500%, 08/01/34	255,218	265,181
6.500%, 03/01/36	866,506	898,231
6.500%, 04/01/36	397,441	411,993
6.500%, 05/01/36	595,497	617,300
6.500%, 01/01/37	508,171	526,777
6.500%, 02/01/37	2,365,667	2,452,153
6.500%, 04/01/37	581,388	602,635
6.500%, 05/01/37	945,348	979,894
6.500%, 06/01/37	553,193	573,409
6.500%, 07/01/37	785,858	814,576
6.625%, 09/15/09 (a)	3,886,000	4,127,433
7.500%, 10/01/29	86,890	93,950
7.500%, 02/01/30	58,185	62,961
7.500%, 11/01/31	201,189	216,978
7.500%, 02/01/32	60,519	65,268
Government National Mortgage Association 4.500%, 07/20/33	137,380	132,845
4.500%, 09/15/33	561,321	545,950
4.500%, 09/20/33	70,375	68,052
4.500%, 12/20/34	71,372	68,986
4.500%, 03/20/35	346,678	334,980
5.000%, 07/20/33	268,254	267,589
5.000%, 03/15/34	253,969	254,375
5.000%, 06/15/34	427,845	428,528
5.000%, 12/15/34	249,447	249,845
5.000%, 06/15/35	95,199	95,329
5.500%, 11/15/32	761,415	778,583
5.500%, 08/15/33	2,936,569	3,001,951
5.500%, 12/15/33	1,115,437	1,140,324
5.500%, 09/15/34	1,051,129	1,074,090
5.500%, 02/15/35	97,790	99,920
5.500%, 10/15/35	544,350	556,207
5.750%, TBA	3,334,000	3,406,410
6.000%, 12/15/28	202,353	209,946
6.000%, 12/15/31	203,013	210,475
6.000%, 03/15/32	11,296	11,705
6.000%, 10/15/32	792,521	821,222
6.000%, 01/15/33	144,583	149,744
6.000%, 02/15/33	6,705	6,945
6.000%, 04/15/33	796,402	824,829
6.000%, 08/15/33	7,916	8,199
6.000%, 07/15/34	615,284	636,767
6.000%, 09/15/34	504,489	522,105
6.000%, 01/20/35	427,988	441,987
6.000%, 02/20/35	485,522	501,403
6.000%, 04/20/35	265,305	273,982
6.000%, 01/15/38	1,171,517	1,210,964

		296,630,611

Security Description	Face Amount	Value

Food & Staples Retailing—0.2%
CVS Corp. 6.125%, 08/15/16	$1,080,000	$1,126,165
The Kroger Co. 5.000%, 04/15/13 (a)	557,000	560,095
6.400%, 08/15/17	340,000	358,827
Wal-Mart Stores, Inc. 5.250%, 09/01/35	1,830,000	1,619,588

		3,664,675

Foreign Government—0.3%
Egypt Government AID Bonds 4.450%, 09/15/15	1,903,000	1,975,067
Israel Government International Bond 4.625%, 06/15/13	1,095,000	1,123,266
Province of Ontario Canada 5.000%, 10/18/11	2,170,000	2,321,852

		5,420,185

Government Agency—1.0%
California Educational Facilities Authority 5.000%, 03/15/39	2,135,000	2,172,192
County of Broward, Florida 5.000%, 01/01/23	865,000	945,592
Financing Corp. 9.650%, 11/02/18	430,000	628,937
Gwinnett County Development Authority 5.250%, 01/01/21	700,000	778,211
Massachusetts Bay Transportation Authority (MBTA)
5.250%, 07/01/17	1,430,000	1,597,367
Massachusetts Health & Educational Facilities Authority
5.500%, 06/01/30	735,000	791,044
5.500%, 06/01/35	1,170,000	1,258,136
Mesa, Arizona 4.750%, 07/01/24	760,000	831,995
Metropolitan Transportation Authority 5.250%, 11/15/26	1,320,000	1,404,269
Small Business Administration Participation Certificates
4.350%, 07/01/23 (c)	1,470,210	1,444,409
4.770%, 04/01/24	79,740	80,091
4.950%, 03/01/25 (c)	461,305	452,680
4.990%, 09/01/24 (c)	252,385	255,029
5.090%, 10/01/25 (c)	594,476	594,806
5.110%, 08/01/25 (c)	637,613	640,115
5.180%, 05/01/24 (c)	129,506	132,252
5.390%, 12/01/25 (c)	819,472	840,900
5.520%, 06/01/24 (c)	430,451	445,367
U.S. Department of Housing & Urban Development
7.498%, 08/01/11	98,000	104,589
University of Texas 5.000%, 07/01/23	865,000	954,519

		16,352,500

Health Care Equipment & Supplies—0.1%
Baxter International, Inc. 5.900%, 09/01/16	1,248,000	1,317,278

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-103

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Health Care Providers & Services—0.0%
HCA, Inc. 8.750%, 09/01/10	$112,000	$112,000

Hotels, Restaurants & Leisure—0.2%
Marriott International, Inc. 6.375%, 06/15/17	1,760,000	1,747,127
Wyndham Worldwide Corp. 6.000%, 12/01/16	1,077,000	983,633

		2,730,760

Household Durables—0.1%
Fortune Brands, Inc. 5.125%, 01/15/11	1,435,000	1,436,660

Insurance—0.4%
American International Group, Inc. 6.250%, 03/15/37	1,510,000	1,223,259
Chubb Corp. 6.375%, 03/29/67 (c)	2,110,000	1,965,425
Everest Reinsurance Holdings, Inc. 8.750%, 03/15/10	100,000	110,067
Fund American Cos., Inc. 5.875%, 05/15/13	735,000	766,165
ING Groep NV 5.775%, 12/29/49 (c)	1,250,000	1,064,966
The Allstate Corp. 5.550%, 05/09/35	1,326,000	1,117,212

		6,247,094

Machinery—0.1%
Kennametal, Inc. 7.200%, 06/15/12	1,284,000	1,406,472

Media—0.3%
CBS Corp. 6.625%, 05/15/11	1,485,000	1,514,758
Cox Communications, Inc. 4.625%, 06/01/13	1,473,000	1,414,800
Hearst-Argyle Television, Inc. 7.500%, 11/15/27	200,000	204,113
News America Holdings, Inc. 8.500%, 02/23/25	722,000	837,282
Time Warner Entertainment Co., L.P. 8.375%, 07/15/33	1,240,000	1,395,227

		5,366,180

Metals & Mining—0.1%
Vale Overseas, Ltd. 6.250%, 01/23/17	1,560,000	1,553,570

Multi-Utilities—0.1%
Centerpoint Energy Resources Corp. 7.875%, 04/01/13	1,293,000	1,436,355
Pacific Gas & Electric Co. 4.800%, 03/01/14	897,000	904,771

		2,341,126

Security Description	Face Amount	Value

Office Electronics—0.0%
Xerox Corp. 5.500%, 05/15/12	$820,000	$826,906

Oil, Gas & Consumable Fuels—0.5%
Enterprise Products Operating, LLC 6.500%, 01/31/19	860,000	858,848
Ocean Energy, Inc. 7.250%, 10/01/11	2,215,000	2,444,439
Pemex Project Funding Master Trust 9.125%, 10/13/10	35,000	39,200
Ras Laffan Liquefied Natural Gas Co., Ltd. III 5.832%, 09/30/16	970,000	963,336
Valero Energy Corp. 6.875%, 04/15/12	2,023,000	2,174,585
Weatherford International, Inc. 6.350%, 06/15/17	480,000	496,491
Weatherford International, Ltd. 6.000%, 03/15/18 (a)	1,224,000	1,230,376

		8,207,275

Paper & Forest Products—0.0%
MeadWestvaco Corp. 6.850%, 04/01/12	35,000	36,331

Pharmaceuticals—0.3%
Allergen, Inc. 5.750%, 04/01/16	1,430,000	1,473,368
Cardinal Health, Inc. 5.800%, 10/15/16	793,000	796,685
Hospira, Inc. 5.550%, 03/30/12	530,000	547,828
6.050%, 03/30/17 (c)	1,847,000	1,830,611

		4,648,492

Real Estate Investment Trusts—0.4%
Boston Properties, Inc. 5.000%, 06/01/15	200,000	178,230
HRPT Properties Trust 6.250%, 08/15/16	1,776,000	1,607,156
Prologis 5.750%, 04/01/16 (a)	1,743,000	1,600,278
Simon Property Group, L.P. 5.100%, 06/15/15	2,102,000	1,931,089
5.875%, 03/01/17	1,328,000	1,258,685
Vornado Realty, L.P. 4.750%, 12/01/10	530,000	509,688

		7,085,126

Road & Rail—0.1%
CSX Corp. 6.750%, 03/15/11	92,000	97,129
7.900%, 05/01/17	1,120,000	1,239,927
Norfolk Southern Corp. 7.050%, 05/01/37	360,000	393,062

		1,730,118

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-104

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Specialty Retail—0.1%
Federated Retail Holdings, Inc. 5.350%, 03/15/12	$480,000	$457,341
Home Depot, Inc. 5.250%, 12/16/13	580,000	567,477
Limited Brands, Inc. 5.250%, 11/01/14 (a)	1,377,000	1,170,950

		2,195,768

U.S. Treasury—9.8%
U.S. Treasury Bonds 4.500%, 02/15/36 (a)	8,227,000	8,498,878
5.375%, 02/15/31 (a)	12,741,000	14,735,756
6.000%, 02/15/26 (a)	1,365,000	1,653,356
6.250%, 08/15/23 (a)	3,748,000	4,613,260
6.750%, 08/15/26 (a)	9,022,000	11,835,033
U.S. Treasury Notes 3.875%, 02/15/13 (a)	5,448,000	5,813,185
4.000%, 06/15/09 (a)	203,000	208,916
4.000%, 11/15/12 (a)	3,625,000	3,892,626
4.250%, 08/15/13 (a)	5,294,000	5,763,017
4.500%, 03/31/09 (a)	3,276,000	3,372,232
4.750%, 11/15/08 (a)	10,722,000	10,940,632
4.875%, 08/15/09 (a)	6,716,000	7,017,172
4.875%, 08/15/16 (a)	6,300,000	7,056,983
5.125%, 06/30/11 (a)	17,871,000	19,676,257
5.625%, 05/15/08 (a)	25,726,000	25,856,637
6.500%, 02/15/10 (a)	31,404,000	34,200,903

		165,134,843

Wireless Telecommunication Services—0.2%
Cingular Wireless, LLC 6.500%, 12/15/11	900,000	955,356
France Telecom S.A. 7.750%, 03/01/11 (c)	346,000	375,182
Nextel Communications, Inc. 5.950%, 03/15/14	1,915,000	1,417,100
Telefonica Europe 7.750%, 09/15/10	650,000	697,281

		3,444,919

Yankee—1.1%
Atlas Copco AB 5.600%, 05/22/17	1,580,000	1,576,524
BNP Paribas (144A) 7.195%, 12/31/49 (c)	500,000	442,835
Commonwealth Bank of Australia (144A) 5.000%, 11/06/12	1,720,000	1,796,855
Consumers International, Inc. 10.250%, 04/01/49 (d) (e) (f)	50,000	0
EDP Finance BV 6.000%, 02/02/18	1,930,000	1,971,481
European Investment Bank 5.125%, 05/30/17	11,138,000	12,143,895
Nexen, Inc. 5.875%, 03/10/35	462,000	420,429

Security Description	Face Amount	Value

Yankee—(Continued)
Norsk Hydro A/S 7.750%, 06/15/23	$100,000	$120,383
Vodafone Group, Plc. 5.625%, 02/27/17	370,000	359,770

		18,832,172

Total Fixed Income (Identified Cost $682,428,842)		686,826,095

Short Term Investments—15.6%
Security Description	Face Amount/Shares	Value

Commercial Paper—0.9%
General Electric Capital Co. 2.500%, 04/01/08	15,489,000	15,489,000

Mutual Funds—14.7%
State Street Navigator Securities Lending Prime Portfolio (h)	246,990,039	246,990,039

Total Short Term Investments (Identified Cost $262,479,039)		262,479,039

Total Investments—114.4% (Identified Cost $1,939,573,462) (i)		1,928,905,715
Liabilities in excess of other assets		(243,471,669)

Total Net Assets—100%		$1,685,434,046

(a)	A portion or all of the security was held on loan. As of March 31, 2008, the market value of securities loaned was $262,364,959 and the collateral received consisted of cash in the amount of $246,990,039 and non-cash collateral with a value of $19,858,339. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian.
(b)	Non-Income Producing.
(c)	Variable or Floating Rate Security. Rate disclosed is as of March 31, 2008.
(d)	Non-Income Producing; Defaulted Bond.
(e)	Security was valued in good faith under procedures established by the Board of Directors.
(f)	Zero Valued Security.
(g)	Interest Only Certificate. This security receives monthly interest payments but is not entitled to principal payments.
(h)	Represents investment of cash collateral received from securities lending transactions.
(i)	The aggregate cost of investments for federal income tax purposes as of March 31, 2008 was $1,939,573,462 and the composition of unrealized appreciation and depreciation of investment securities was $98,315,915 and $(108,983,662), respectively.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2008, the market value of 144A securities was $20,291,588, which is 1.2% of total net assets.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-105

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(GDR)—	Global Depository Receipt.
(RDU)—	Restricted Depository Unit. Each restricted depository unit represents the right to receive one common unit that has been deposited with the depository bank, and any other securities, cash or property that the depository bank receives in respect of the common unit.
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound

Statement of Accounting Standards No. 157 Valuation Disclosure

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2008:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1—Quoted Prices	$1,385,177,142	$0
Level 2—Other Significant Observable Inputs	543,728,573	0
Level 3—Significant Unobservable Inputs	0	0

Total	$1,928,905,715	$0

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-106

Metropolitan Series Fund, Inc.

MFS Value Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Common Stock—98.8% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—7.7%
Lockheed Martin Corp.	200,900	$19,949,370
Northrop Grumman Corp.	99,190	7,717,974
Raytheon Co.	21,980	1,420,128
United Technologies Corp.	124,090	8,539,873

		37,627,345

Auto Components—0.5%
Johnson Controls, Inc.	72,990	2,467,062

Beverages—2.0%
Diageo, Plc. (GBP)	308,920	6,230,882
PepsiCo, Inc.	45,050	3,252,610

		9,483,492

Building Products—1.3%
Masco Corp.	321,510	6,375,543

Capital Markets—7.8%
Franklin Resources, Inc.	50,210	4,869,868
Lehman Brothers Holdings, Inc.	59,030	2,221,889
Merrill Lynch & Co., Inc.	74,650	3,041,241
State Street Corp.	75,820	5,989,780
The Bank of New York Mellon Corp.	207,327	8,651,756
The Goldman Sachs Group, Inc.	44,290	7,325,123
UBS AG (CHF)	207,148	6,034,408

		38,134,065

Chemicals—2.5%
Air Products & Chemicals, Inc.	32,460	2,986,320
PPG Industries, Inc.	115,080	6,963,491
Praxair, Inc.	23,990	2,020,678

		11,970,489

Commercial Banks—2.2%
PNC Financial Services Group, Inc.	77,800	5,101,346
SunTrust Banks, Inc.	101,770	5,611,598

		10,712,944

Communications Equipment—0.1%
Cisco Systems, Inc. (a)	21,300	513,117

Computers & Peripherals—2.4%
Hewlett-Packard Co.	98,740	4,508,468
International Business Machines Corp.	63,350	7,294,119

		11,802,587

Consumer Finance—0.6%
American Express Co.	67,060	2,931,863

Containers & Packaging—0.1%
Smurfit-Stone Container Corp. (a)	68,810	529,837

Diversified Financial Services—3.2%
Bank of America Corp.	275,680	10,451,029
Citigroup, Inc.	243,460	5,214,913

		15,665,942

Security Description	Shares	Value

Diversified Telecommunication Services—3.4%
AT&T, Inc.	288,450	$11,047,635
Embarq Corp.	76,530	3,068,853
Verizon Communications, Inc.	71,090	2,591,230

		16,707,718

Electric Utilities—2.0%
Entergy Corp.	38,760	4,227,941
FPL Group, Inc.	64,530	4,048,612
PPL Corp.	30,130	1,383,570

		9,660,123

Electrical Equipment—0.6%
Rockwell Automation, Inc.	52,900	3,037,518

Food & Staples Retailing—1.1%
CVS Caremark Corp.	134,220	5,437,252

Food Products—3.6%
General Mills, Inc.	75,920	4,546,090
Kellogg Co.	114,910	6,039,670
Nestle S.A. (CHF)	13,551	6,780,114

		17,365,874

Health Care Providers & Services—1.3%
UnitedHealth Group, Inc.	79,820	2,742,615
WellPoint, Inc. (a)	83,110	3,667,645

		6,410,260

Hotels, Restaurants & Leisure—1.2%
Royal Caribbean Cruises, Ltd.	176,370	5,802,573

Household Durables—0.8%
Toll Brothers, Inc. (a)	165,880	3,894,862

Household Products—1.5%
Procter & Gamble Co.	102,730	7,198,291

Industrial Conglomerates—0.5%
3M Co.	28,320	2,241,528

Insurance—7.6%
Aon Corp.	35,600	1,431,120
Genworth Financial, Inc. (Class A)	248,570	5,627,625
Prudential Financial, Inc.	43,180	3,378,835
The Allstate Corp.	321,570	15,454,654
The Chubb Corp.	100,640	4,979,667
The Hartford Financial Services Group, Inc.	80,450	6,095,697

		36,967,598

IT Services—2.5%
Accenture, Ltd. (Class A)	206,680	7,268,936
Automatic Data Processing, Inc.	24,300	1,030,077
Visa, Inc. (a)	60,890	3,797,100

		12,096,113

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-107

Metropolitan Series Fund, Inc.

MFS Value Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Machinery—1.2%
Eaton Corp.	18,880	$1,504,170
Ingersoll-Rand Co., Ltd. (Class A)	74,820	3,335,475
Timkin Co.	39,160	1,163,835

		6,003,480

Media—2.3%
Omnicom Group, Inc.	99,530	4,397,235
The Walt Disney Co.	155,861	4,890,918
WPP Group, Plc. (GBP)	176,600	2,107,005

		11,395,158

Multi-Utilities—2.4%
Dominion Resources, Inc.	146,820	5,996,129
PG&E Corp.	64,410	2,371,576
Public Service Enterprise Group, Inc.	81,090	3,259,007

		11,626,712

Multiline Retail—1.3%
Macy’s, Inc.	266,490	6,145,259

Oil, Gas & Consumable Fuels—15.3%
Apache Corp.	55,710	6,730,882
Chevron Corp.	50,680	4,326,045
ConocoPhillips	81,797	6,233,749
Devon Energy Corp.	85,460	8,916,042
EOG Resources, Inc.	39,960	4,795,200
Exxon Mobil Corp.	184,240	15,583,019
Hess Corp.	98,430	8,679,557
Marathon Oil Corp.	63,000	2,872,800
Royal Dutch Shell, Plc. (A Shares) (ADR)	37,910	2,615,032
Total S.A. (ADR)	182,580	13,512,746

		74,265,072

Pharmaceuticals—7.2%
Abbott Laboratories	40,140	2,213,721
GlaxoSmithKline, Plc. (GBP)	111,950	2,373,426
Johnson & Johnson	174,850	11,342,520
Merck & Co., Inc.	203,740	7,731,933
Pfizer, Inc.	144,010	3,014,129
Wyeth	202,260	8,446,378

		35,122,107

Road & Rail—1.0%
Burlington Northern Santa Fe Corp.	50,040	4,614,689

Semiconductors & Semiconductor Equipment—1.8%
Intel Corp.	406,760	8,615,177

Software—1.9%
Oracle Corp. (a)	483,180	9,451,001

Security Description	Shares	Value

Specialty Retail—1.3%
Advance Auto Parts, Inc.	30,470	$1,037,504
Staples, Inc.	107,150	2,369,086
The Sherwin-Williams Co.	56,380	2,877,635

		6,284,225

Textiles, Apparel & Luxury Goods—1.8%
Nike, Inc.	126,820	8,623,760

Tobacco—3.0%
Altria Group, Inc.	165,920	3,683,424
Philip Morris International, Inc. (a)	219,220	11,088,148

		14,771,572

Trading Companies & Distributors—0.8%
W.W. Grainger, Inc.	53,040	4,051,726

Wireless Telecommunication Services—1.0%
Vodafone Group, Plc. (GBP)	1,558,590	4,669,086

Total Common Stock (Identified Cost $507,987,422)		480,673,020

Short Term Investments—1.0%
Security Description	Face Amount	Value

Commercial Paper—1.0%
Societe Generale N.A.	$4,934,000	4,934,000

Total Short Term Investments (Identified Cost $4,934,000)		4,934,000

Total Investments—99.8% (Identified Cost $512,921,422) (b)		485,607,020
Other assets less liabilities		1,000,710

Total Net Assets—100%		$486,607,730

(a)	Non-Income Producing.
(b)	The aggregate cost of investments for federal income tax purposes as of March 31, 2008 was $512,921,422 and the composition of unrealized appreciation and depreciation of investment securities was $21,227,199 and $(48,541,601), respectively.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(CHF)—	Swiss Franc
(GBP)—	British Pound

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-108

Metropolitan Series Fund, Inc.

MFS Value Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Statement of Accounting Standards No. 157 Valuation Disclosure

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2008:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1—Quoted Prices	$452,478,099	$0
Level 2—Other Significant Observable Inputs	33,128,921	0
Level 3—Significant Unobservable Inputs	0	0

Total	$485,607,020	$0

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-109

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Common Stock—98.6% of Total Net Assets

Security Description	Shares	Value

Australia—5.9%
AGL Energy, Ltd. (a)	27,513	$277,904
Alumina, Ltd. (a)	77,975	400,106
Amcor, Ltd.	57,157	373,701
AMP, Ltd.	121,108	870,932
Ansell, Ltd.	1	11
Aristocrat Leisure, Ltd. (a)	23,455	206,178
Asciano Group, Ltd.	33,157	121,563
ASX, Ltd. (a)	11,184	383,780
Australia & New Zealand Banking Group, Ltd.	115,675	2,391,066
AXA Asia Pacific Holdings, Ltd.	50,272	253,381
Babcock & Brown, Ltd. (a)	14,021	190,054
Bendigo Bank, Ltd.	16,859	183,797
BHP Billiton, Ltd.	209,376	6,871,225
Billabong International, Ltd. (a)	11,340	135,293
BlueScope Steel, Ltd. (a)	43,389	394,904
Boart Longyear Group (b)	89,441	149,950
Boral, Ltd.	33,631	192,666
Brambles Ltd.	89,667	819,454
Coca-Cola Amatil, Ltd.	30,998	240,521
Cochlear, Ltd.	2,939	147,513
Commonwealth Bank of Australia	82,153	3,148,743
Computershare, Ltd.	29,681	237,936
Crown, Ltd.	29,464	283,060
CSL, Ltd.	34,643	1,167,237
CSR, Ltd.	79,151	231,904
DB RREEF Trust (REIT)	188,026	292,311
Fairfax Media, Ltd. (a)	84,531	268,578
Fortescue Metals Group, Ltd. (a) (b)	82,630	494,158
Foster’s Group, Ltd.	137,610	643,161
Futuris Corp., Ltd.	1	2
Goodman Fielder, Ltd. (a)	88,084	144,996
Goodman Group (REIT)	93,428	369,715
Harvey Norman Holdings, Ltd.	38,269	137,048
Incitec Pivot, Ltd.	3,214	413,228
Insurance Australia Group, Ltd. (a)	111,884	373,808
Leighton Holdings, Ltd. (a)	9,786	384,210
Lend Lease Corp., Ltd.	20,464	248,302
Lion Nathan, Ltd. (a)	21,432	171,187
Macquarie Airports	49,626	148,193
Macquarie Group, Ltd. (a)	17,263	837,985
Mirvac Group (REIT)	76,884	284,837
National Australia Bank, Ltd.	101,103	2,796,450
Newcrest Mining, Ltd.	28,699	876,190
OneSteel, Ltd.	41,427	242,192
Orica, Ltd. (a)	21,486	573,038
Origin Energy, Ltd.	51,589	432,254
Oxiana, Ltd. (a)	90,420	263,862
Paladin Resources Ltd. (a)	29,852	139,609
Perpetual Trustees Australia, Ltd. (a)	2,121	104,262
Qantas Airways, Ltd.	58,796	211,527
QBE Insurance Group, Ltd.	56,197	1,142,550
Rio Tinto, Ltd. (a)	17,460	1,950,282
Santos, Ltd.	36,830	492,276
Sims Group, Ltd.	6,217	169,976
Sonic Healthcare, Ltd. (a)	16,937	213,089
St. George Bank, Ltd. (a)	17,044	401,568

Security Description	Shares	Value

Australia—(Continued)
Suncorp-Metway, Ltd.	59,372	$699,998
TABCORP Holdings, Ltd. (a)	29,263	377,985
Tattersall’s, Ltd. (a)	76,330	242,479
Telstra Corp., Ltd. (a)	182,880	736,146
Telstra Corp., Ltd. (Receipt) (a)	103,969	267,585
Toll Holdings, Ltd. (a)	33,157	303,279
Transurban Group (a)	68,623	407,176
Wesfarmers, Ltd. (a)	32,926	1,207,273
Wesfarmers, Ltd. (Price Protected Shares) (b)	11,090	409,165
Westfield Group (REIT)	113,589	1,852,741
Westpac Banking Corp.	114,691	2,496,598
Woodside Petroleum, Ltd.	31,206	1,551,498
Woolworths, Ltd.	75,638	2,007,457
WorleyParsoms, Ltd.	10,634	326,245
Zinifex, Ltd. (a)	31,103	284,694

		48,064,042

Austria—0.6%
Andritz AG (a)	2,729	150,922
Erste Bank der oesterreichischen Sparkassen AG	12,016	784,869
Immoeast AG	28,570	276,103
IMMOFINANZ AG	26,048	283,169
Meinl European Land, Ltd. (a)	22,315	256,120
OMV AG	11,202	742,915
Raiffeisen International Bank Holding AG (a)	3,451	474,128
Telekom Austria AG	23,294	483,820
Verbund-Oesterreichische Elektrizitaetswirtschafts AG (Class A) (a)	4,650	332,963
Voestalpine AG	7,335	513,050
Wiener Staedtische Versicherung AG	2,014	154,902
Wienerberger AG	4,887	261,907

		4,714,868

Belgium—1.3%
Belgacom S.A.	10,680	474,614
Colruyt S.A. (a)	1,086	281,437
Delhaize Group	6,756	533,139
Dexia S.A. (a)	37,577	1,074,493
Fortis	130,740	3,299,170
Fortis Bank S.A. (b) (c) (d)	5	0
Groupe Bruxelles Lambert S.A.	5,565	681,445
InBev NV	12,607	1,115,595
KBC Groep NV	10,239	1,332,395
Mobistar S.A.	2,918	265,370
Solvay S.A. (a)	4,372	561,186
UCB S.A.	6,793	237,232
Umicore S.A.	8,885	465,166

		10,321,242

Bermuda—0.3%
Esprit Holdings, Ltd. (HKD) (a)	65,100	780,548
Kerry Properties, Ltd. (HKD)	46,500	283,554
Li & Fung, Ltd. (HKD)	150,800	561,291
Pacific Basin Shipping, Ltd. (HKD) (a)	108,000	180,606

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-110

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Bermuda—(Continued)
SeaDrill, Ltd. (NOK)	18,268	$492,832
Shangri-La Asia, Ltd. (HKD)	101,114	274,330

		2,573,161

Cayman Islands—0.2%
Belle International Holdings, Ltd. (HKD) (a)	172,483	179,985
Foxconn International Holdings, Ltd. (HKD) (a)	141,000	191,991
Hutchison Tellecommunications (HKD)	124,000	177,426
Kingboard Chemical Holdings, Ltd. (HKD)	45,000	160,434
Tencent Holdings, Ltd. (HKD) (a)	68,000	386,211
Tingyi Cayman Islands Holding Corp. (HKD) (a)	143,840	190,598

		1,286,645

Cyprus—0.0%
ProSafe SE (a)	13,770	217,536

Denmark—1.0%
AP Moller-Maersk A/S (Series A)	19	211,484
AP Moller-Maersk A/S (Series B)	72	807,574
Carlsberg A/S (Class B) (a)	1,953	250,765
Coloplast A/S	2,044	187,507
Danisco A/S (a)	3,322	243,634
Danske Bank A/S (a)	30,405	1,127,693
DSV A/S	14,053	309,013
FLSmidth & Co. A/S	3,194	317,957
Jyske Bank A/S	3,993	269,447
Novo Nordisk A/S	29,900	2,053,367
Novozymes A/S (Series B) (a)	3,213	301,938
Sydbank A/S (a)	4,663	170,412
Topdanmark A/S (a)	1,150	193,908
TrygVesta A/S (a)	2,044	180,448
Vestas Wind Systems A/S	11,881	1,304,913

		7,930,060

Finland—1.8%
Cargotec Corp.	2,876	141,869
Elisa Oyj (a)	11,157	279,635
Fortum Oyj	27,597	1,128,468
Kesko Oyj (a)	4,472	232,031
Kone Oyj	10,280	423,843
Metso Oyj	8,217	445,849
Neste Oil Oyj	7,224	253,665
Nokia Oyj	246,457	7,869,477
Nokian Renkaat Oyj	8,240	352,919
Outokumpu Oyj (a)	9,016	412,108
Rautaruukki Oyj	5,366	260,269
Sampo Oyj	27,863	757,856
Sanoma-WSOY Oyj	5,778	160,871
Stora Enso Oyj (a)	40,497	469,545
UPM-Kymmene Oyj (a)	35,770	637,518
Wartsila Oyj (a)	4,154	281,329
YIT Oyj	9,481	270,289

		14,377,541

Security Description	Shares	Value

France—9.8%
Accor S.A. (a)	12,073	$884,788
Aeroports de Paris (a)	2,209	252,855
Air France-KLM (a)	7,711	217,931
Air Liquide S.A. (a)	14,827	2,271,691
Alcatel-Lucent	146,253	840,651
Alstom	6,487	1,414,335
Atos Origin S.A.	3,727	208,192
AXA S.A. (a)	98,691	3,584,744
BNP Paribas (a)	50,974	5,170,100
Bouygues	13,864	883,835
Cap Gemini S.A. (a)	9,532	545,816
Carrefour S.A. (a)	36,744	2,844,880
Casino Guichard-Perrachon S.A.	3,089	372,034
Christian Dior S.A.	1,765	196,384
Cie de Saint-Gobain (a)	17,609	1,444,217
Cie Generale d’Optique Essilor International S.A. (a)	12,229	802,759
Cie Generale de Geophysique-Veritas (b)	1,654	411,202
CNP Assurances	2,630	325,361
Compagnie Générale des Etablissements Michelin (Class B)	9,437	988,520
Credit Agricole S.A.	40,631	1,264,426
Dassault Systemes S.A. (a)	4,077	237,826
Electricite de France	6,327	552,435
France Telecom S.A.	114,777	3,873,263
Gaz de France S.A. (a)	12,500	758,209
Groupe Danone (a)	26,776	2,405,518
Hermes International (a)	4,408	552,405
ICADE	1,079	161,370
Imerys S.A. (a)	2,590	238,364
JC Decaux S.A. (a)	4,355	128,625
Klepierre (REIT)	4,415	271,875
L’Oreal S.A. (a)	15,708	2,005,074
Lafarge S.A. (a)	9,367	1,637,032
Lagardere S.C.A. (a)	8,303	623,869
LVMH Moet Hennessy Louis Vuitton S.A.	15,517	1,736,198
Natixis (a)	11,841	191,623
Neopost S.A.	2,613	294,709
PagesJaunes Groupe S.A. (a)	6,661	119,038
Pernod-Ricard S.A. (a)	11,202	1,157,795
Peugoet S.A.	10,412	811,631
Pinault-Printemps-Redoute S.A. (a)	4,886	728,157
Publicis Groupe	7,880	302,486
Renault S.A.	11,630	1,291,515
Safran S.A. (a)	14,320	294,237
Sanofi-Aventis S.A.	64,536	4,860,236
Schneider Electric S.A. (a)	14,039	1,822,873
Scor SE	11,686	280,356
Societe Des Autoroutes Paris-Rhin-Rhone (a)	1,450	176,064
Societe Television Francaise 1 (a)	9,194	202,900
Société Générale	29,082	2,853,097
Sodexho Alliance S.A.	6,815	421,047
Suez S.A. (a)	65,083	4,291,682
Technip S.A.	6,217	482,906
Thales S.A.	5,108	332,275
Thomson	13,742	95,957
Total S.A.	134,679	10,051,389

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-111

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

France—(Continued)
Unibail-Rodamco (REIT) (a)	4,107	$1,062,278
Valeo S.A. (a)	3,767	149,912
Vallourec	3,026	738,506
Veolia Environnement S.A.	22,418	1,568,412
Vinci S.A. (a)	25,227	1,833,547
Vivendi	71,792	2,818,760
Zodiac S.A. (a)	3,563	175,677

		79,515,849

Germany—8.4%
Adidas AG (a)	12,448	831,188
Allianz SE	28,170	5,606,102
BASF AG	30,515	4,121,787
Bayer AG	44,970	3,615,229
Bayerische Motoren Werke AG	10,765	596,568
Beiersdorf AG (a)	5,572	470,383
Bilfinger Berger AG	2,232	192,743
Celesio AG	5,284	262,391
Commerzbank AG	38,831	1,219,700
Continental AG	9,787	1,000,995
Daimler AG (a)	59,628	5,112,646
Deutche Postbank AG	5,103	489,376
Deutsche Bank AG	32,093	3,644,298
Deutsche Boerse AG	13,005	2,104,871
Deutsche Lufthansa AG	17,254	468,644
Deutsche Post AG	48,452	1,486,274
Deutsche Telekom AG	179,266	2,991,447
E.ON AG	38,832	7,211,828
Fresenius Medical Care AG	13,721	692,535
GEA Group AG	10,696	360,785
Henkel KGaA	6,949	295,820
Hochtief AG (a)	3,344	307,153
Hypo Real Estate Holding AG	12,973	338,822
Infineon Technologies AG (a) (b)	48,636	343,263
IVG Immobilen AG	7,318	205,403
K&S AG	2,457	808,028
Linde AG	7,552	1,071,438
MAN AG	7,218	961,384
Merck KGaA (a)	4,173	516,374
Metro AG	10,019	811,882
Müenchener Rüeckversicherungs AG (a)	13,269	2,603,357
Puma AG Rudolf Dassler Sport	444	171,445
Q-Cells AG (a) (b)	3,158	315,011
Rheinmetall AG	2,165	153,184
RWE AG	27,981	3,450,206
Salzgitter AG	2,440	425,456
SAP AG	55,251	2,755,125
Siemens AG	53,964	5,877,859
SolarWorld AG	4,671	223,598
ThyssenKrupp AG	22,242	1,276,012
TUI AG	13,050	335,789
Volkswagen AG (a)	10,188	2,963,879

		68,690,278

Greece—0.7%
Alpha Bank A.E.	25,417	849,380
Coca-Cola Hellenic Bottling Co. S.A.	11,079	519,384

Security Description	Shares	Value

Greece—(Continued)
EFG Eurobank Ergasias S.A.	21,566	$659,852
Hellenic Telecommunications Organization S.A.	19,354	552,245
National Bank of Greece S.A.	24,871	1,325,310
OPAP S.A.	15,100	542,169
Piraeus Bank S.A.	22,128	685,656
Public Power Corp. S.A.	7,286	320,732
Titan Cement Co. S.A.	3,910	167,143

		5,621,871

Hong Kong—1.7%
Bank of East Asia, Ltd.	101,200	509,010
BOC Hong Kong Holdings, Ltd.	253,965	612,026
Cathay Pacific Airways, Ltd. (a)	87,000	170,458
Cheung Kong Holdings, Ltd.	100,000	1,438,660
CLP Holdings, Ltd. (a)	90,877	750,372
Hang Lung Group, Ltd.	37,000	176,236
Hang Lung Properties, Ltd.	128,000	457,449
Hang Seng Bank, Ltd. (a)	49,400	898,849
Henderson Land Development Co., Ltd.	73,000	526,575
Hong Kong & China Gas Co. (a)	257,450	777,746
Hong Kong Exchanges & Clearing, Ltd. (a)	67,500	1,169,879
HongKong Electric Holdings (a)	93,049	592,863
Hopewell Holdings	50,000	190,976
Hutchison Whampoa, Ltd.	141,000	1,341,863
MTR Corp. (a)	107,500	368,507
New World Development, Ltd.	174,354	421,821
PCCW, Ltd.	345,794	216,524
Sino Land Co. (a)	104,000	226,934
Sun Hung Kai Properties, Ltd.	91,000	1,422,563
Swire Pacific, Ltd.	58,317	661,629
The Link (REIT) (a)	148,141	328,782
Wharf Holdings, Ltd.	95,433	454,275
Wing Hang Bank, Ltd.	14,500	220,782

		13,934,779

Ireland—0.6%
Allied Irish Banks, Plc.	60,464	1,300,569
Anglo Irish Bank Corp., Plc.	26,064	350,975
Bank of Ireland	71,813	1,073,058
CRH, Plc.	34,755	1,325,968
Elan Corp., Plc.	32,780	682,470
Kerry Group, Plc.	13,480	424,043

		5,157,083

Italy—3.7%
A2A S.p.A.	45,488	168,019
Alleanza Assicurazioni S.p.A. (a)	25,301	331,506
Assicuraziono Generali S.p.A. (a)	67,450	3,049,221
Atlantia S.p.A.	16,870	512,520
Banca Monte dei Paschi di Siena S.p.A. (a)	75,717	336,172
Banca Popolare di Milano Scarl	27,586	303,717
Banco Popolare Scarl	42,175	700,317
Enel S.p.A.	271,529	2,896,366
Eni S.p.A.	163,906	5,607,660
FIAT S.p.A. (a)	45,156	1,046,842

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-112

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Italy—(Continued)
Finmeccanica S.p.A. (a)	21,168	$723,799
Fondiaria-Sai S.p.A.	4,556	189,234
Intesa Sanpaolo S.p.A.	484,200	3,434,280
Intesa Sanpaolo S.p.A.—RNC	56,998	377,691
Italcementi S.p.A.	1	20
Lottomatica S.p.A. (a)	3,732	116,774
Luxottica Group S.p.A. (a)	9,343	236,152
Mediaset S.p.A.	51,298	477,439
Mediobanca S.p.A.	36,157	743,477
Parmalat S.p.A. (a) (b)	100,163	386,121
Pirelli & Co. S.p.A.	175,429	154,409
Prysmian S.p.A. (b)	9,888	211,579
Saipem S.p.A.	9,129	370,490
Snam Rete Gas S.p.A.	57,394	366,016
Telecom Italia S.p.A.	678,837	1,425,499
Telecom Italia S.p.A.—RNC	396,854	661,254
Terna Rete Elettrica Nazionale S.p.A. (a)	106,289	454,889
UniCredito Italiano S.p.A.	587,857	3,944,239
Unione di Banche Italiane SCPA (a)	42,560	1,096,817

		30,322,519

Japan—19.5%
Advantest Corp. (a)	11,800	312,611
Aeon Co., Ltd. (a)	40,400	489,225
Aisin Seiki Co., Ltd.	11,400	428,017
Ajinomoto Co., Inc. (a)	46,000	471,475
All Nippon Airways Co., Ltd.	40,000	177,257
Alps Electric Co., Ltd.	13,600	134,632
Amada Co., Ltd.	27,000	208,484
Asahi Breweries, Ltd.	27,900	578,051
Asahi Glass Co., Ltd.	60,000	666,375
Asahi Kasei Corp. (a)	79,000	418,034
Astellas Pharma, Inc.	31,600	1,228,136
Benesse Corp.	5,000	237,948
Bridgestone Corp.	38,000	650,236
Canon, Inc.	67,300	3,123,252
Casio Computer Co., Ltd. (a)	18,100	268,978
Central Japan Railway Co.	105	1,094,956
Chubu Electric Power Co., Inc. (a)	43,800	1,101,436
Chugai Pharmaceutical Co., Ltd. (a)	22,400	253,973
Chuo Mitsui Trust Holdings, Inc.	60,262	366,077
Citizen Holdings Co., Ltd. (a)	26,900	230,036
Credit Saison Co., Ltd.	10,500	294,058
Dai Nippon Printing Co., Ltd.	40,000	638,714
Daido Steel Co., Ltd. (a)	25,893	136,024
Daiichi Sankyo Co., Ltd.	44,700	1,324,607
Daikin Industries, Ltd.	16,800	737,847
Dainippon Ink & Chemicals, Inc.	52,000	162,551
Daito Trust Construction Co., Ltd.	6,400	331,493
Daiwa House Industry Co., Ltd.	40,000	401,292
Daiwa Securities Group, Inc.	87,000	758,476
Denso Corp.	30,100	977,098
Dentsu, Inc. (a)	142	327,736
East Japan Railway Co.	210	1,750,791
Eisai Co., Ltd.	16,600	568,030
Electric Power Development Co., Ltd.	12,200	440,515

Security Description	Shares	Value

Japan—(Continued)
Elpida Memory, Inc. (a)	6,300	$211,167
Fanuc, Ltd.	12,600	1,221,263
Fast Retailing Co., Ltd. (a)	4,500	403,544
Fuji Electric Holdings Co., Ltd.	44,000	179,518
FUJIFILM Holdings Corp.	32,600	1,159,869
Fujitsu, Ltd.	131,000	861,472
Fukuoka Financial Group, Inc.	53,000	280,192
Hankyu Hanshin Holdings, Inc. (a)	76,000	330,891
Haseko Corp.	83,500	126,122
Hirose Electric Co., Ltd. (a)	2,200	248,222
Hitachi Chemical Co., Ltd.	8,000	150,913
Hitachi Construction Machinary Co., Ltd.	6,400	164,553
Hitachi, Ltd.	214,000	1,274,754
Hokkaido Electric Power Co., Inc.	13,800	322,981
Hokuhoku Financial Group, Inc.	76,000	229,589
Honda Motor Co., Ltd.	98,800	2,835,785
Hoya Corp.	26,300	624,308
Ibiden Co., Ltd.	8,100	320,719
Ihi Corp. (a)	99,000	192,376
Inpex Holdings, Inc.	53	595,838
Isetan Co., Ltd. (a)	22,400	260,604
Isuzu Motors, Ltd.	54,000	271,127
Itochu Corp.	101,000	1,003,519
J Front Retailing Co., Ltd.	30,000	192,446
Japan Airlines Corp.	71,000	185,783
Japan Petroleum Exploration Co.	2,200	146,223
Japan Real Estate Investment Corp. (REIT) (a)	27	315,331
Japan Retail Fund Investment Corp. (REIT)	23	145,684
Japan Tobacco, Inc.	287	1,441,092
JFE Holding, Inc.	36,300	1,638,276
JGC Corp.	13,000	202,280
JS Group Corp. (a)	22,100	335,996
JSR Corp.	11,300	257,162
JTEKT Corp. (a)	12,600	206,740
Jupiter Telecommunications Co., Ltd. (b)	191	179,985
Kajima Corp. (a)	74,000	212,851
Kamigumi Co., Ltd.	21,000	168,274
Kaneka Corp.	20,000	125,620
Kao Corp.	33,000	937,227
Kawasaki Heavy Industries, Ltd.	80,000	181,813
Kawasaki Kisen Kaisha, Ltd.	41,000	406,630
KDDI Corp.	165	1,021,326
Keihin Electric Express Railway Co., Ltd. (a)	25,000	170,418
Keio Corp. (a)	32,000	179,828
Keyence Corp.	2,100	490,314
Kintetsu Corp. (a)	102,120	366,472
Kirin Holdings Co., Ltd.	54,000	1,029,348
Kobe Steel, Ltd.	177,000	514,235
Komatsu, Ltd.	57,100	1,621,674
Konami Corp. (a)	8,300	316,178
Konica Minolta Holdings, Inc.	35,000	483,310
Kubota Corp.	75,000	473,482
Kuraray Co., Ltd.	24,500	296,641
Kurita Water Industries, Ltd. (a)	7,100	265,949
Kyocera Corp.	11,300	951,724
Kyowa Hakko Kogyo Co., Ltd.	20,000	191,513
Kyushu Electric Power Co., Inc.	25,800	633,888

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-113

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Lawson, Inc.	4,900	$217,292
Leopalace21 Corp.	8,500	138,265
Makita Corp.	9,400	296,542
Marubeni Corp.	112,000	833,576
Marui Group Co., Ltd. (a)	27,500	296,263
Matsushita Electric Industrial Co., Ltd.	127,000	2,763,506
Matsushita Electric Works, Ltd. (a)	24,000	251,070
Mazda Motor Corp.	36,000	128,336
Mediceo Paltac Holdings Co., Ltd. (a)	11,100	202,540
Millea Holdings, Inc. (d)	48,800	1,808,277
Minebea Co., Ltd.	28,000	165,659
Mitsubishi Chemical Holdings Corp.	88,000	584,186
Mitsubishi Corp.	85,900	2,650,906
Mitsubishi Electric Corp.	122,000	1,076,738
Mitsubishi Estate Co., Ltd.	75,000	1,829,143
Mitsubishi Gas & Chemical Co., Inc.	26,000	185,611
Mitsubishi Heavy Industries, Ltd.	204,000	889,071
Mitsubishi Materials Corp.	79,000	349,107
Mitsubishi Motors Corp. (a) (b)	132,000	217,929
Mitsubishi Tanabe Pharma Corp.	17,000	198,529
Mitsubishi UFJ Financial Group, Inc.	546,788	4,766,179
Mitsui & Co., Ltd.	109,317	2,266,493
Mitsui Chemicals, Inc.	52,000	346,187
Mitsui Engineering & Shipbuilding Co., Ltd. (a)	54,000	148,252
Mitsui Fudosan Co., Ltd.	56,000	1,141,256
Mitsui Mining & Smelting Co., Ltd.	38,000	120,651
Mitsui OSK Lines, Ltd.	75,000	926,710
Mitsui Sumitomo Insurance Co., Ltd.	83,000	839,715
Mitsumi Electric Co., Ltd. (a)	5,700	184,723
Mizuho Financial Group, Inc. (a)	577	2,129,649
Murata Manufacturing Co., Ltd.	14,100	711,671
Namco Bandai Holdings, Inc. (a)	12,500	171,664
NEC Corp. (a)	144,000	552,436
NGK Insulators, Ltd.	17,000	307,520
NGK Spark Plug Co., Ltd. (a)	10,000	130,566
Nidec Corp.	7,100	444,220
Nikon Corp. (a)	23,000	616,195
Nintendo Co., Ltd.	6,200	3,216,505
Nippon Building Fund, Inc. (REIT)	35	447,561
Nippon Electric Glass Co., Ltd.	23,000	361,067
Nippon Express Co., Ltd.	48,000	276,922
Nippon Meat Packers, Inc. (a)	14,000	208,685
Nippon Mining Holdings, Inc.	71,000	378,687
Nippon Oil Corp.	90,000	569,184
Nippon Paper Group, Inc. (a)	63	151,261
Nippon Sheet Glass Co., Ltd.	35,000	158,233
Nippon Steel Corp. (a)	368,000	1,895,831
Nippon Telephone & Telegraph Corp.	345	1,502,944
Nippon Yusen K.K. (a)	75,000	708,026
NIPPONKOA Insurance Co., Ltd.	26,000	201,278
Nissan Motor Co., Ltd. (a)	146,500	1,217,578
Nisshin Steel Co., Ltd. (a)	68,000	239,524
Nissin Food Products Co., Ltd. (a)	6,400	216,339
Nitto Denko Corp. (a)	10,100	433,930
NOK Corp.	8,900	184,210
Nomura Holdings, Inc.	109,200	1,645,186

Security Description	Shares	Value

Japan—(Continued)
Nomura Real Estate Office Fund, Inc. (REIT)	18	$146,348
Nomura Research Institute, Ltd.	9,600	254,571
NSK, Ltd. (a)	37,000	281,841
NTN Corp. (a)	25,000	172,626
NTT Data Corp. (a)	80	351,477
NTT DoCoMo, Inc. (a)	990	1,505,515
Obayashi Corp.	51,000	216,982
Odakyu Electric Railway Co., Ltd. (a)	51,000	380,806
OJI Paper Co., Ltd. (a)	63,000	286,901
Olympus Corp. (a)	16,000	487,131
Omron Corp.	13,600	282,632
Ono Pharmaceutical Co., Ltd.	3,700	179,332
Oriental Land Co., Ltd. (a)	3,400	199,922
ORIX Corp.	5,960	816,334
Osaka Gas Co., Ltd.	134,000	538,984
Promise Co., Ltd.	5,700	165,712
Rakuten, Inc. (a)	385	231,388
Resona Holdings, Inc. (a)	377	640,728
Ricoh Co., Ltd.	45,000	753,343
Rohm Co., Ltd.	7,200	447,716
Sankyo Co., Ltd.	3,600	215,383
Sanyo Electric Co., Ltd.	110,000	232,536
Sapporo Hokuyo Holdings, Inc.	20	140,105
SBI Holdings, Inc. (a)	686	165,778
Secom Co., Ltd.	13,500	664,346
Sega Sammy Holdings, Inc. (a)	14,600	155,171
Seiko Epson Corp. (a)	8,600	232,394
Sekisui Chemical Co., Ltd.	38,000	232,848
Sekisui House, Ltd.	38,000	353,420
Seven & I Holdings Co., Ltd.	54,600	1,389,936
Sharp Corp.	65,000	1,109,981
Shikoku Electric Power Co., Inc. (a)	7,000	209,212
Shimano, Inc.	5,500	256,424
Shimizu Corp. (a)	37,000	172,888
Shin-Etsu Chemical Co., Ltd.	26,300	1,366,772
Shinsei Bank, Ltd. (a)	57,000	189,062
Shionogi & Co., Ltd.	19,000	325,424
Shiseido Co., Ltd. (a)	21,000	556,488
Showa Denko K.K.	83,000	280,910
SMC Corp.	4,000	423,853
Softbank Corp. (a)	48,100	888,244
Sojitz Corp.	70,500	238,319
Sompo Japan Insurance, Inc.	51,000	457,465
Sony Corp.	63,000	2,523,788
Sony Financial Holdings, Inc.	64	261,465
Stanley Electric Co., Ltd.	11,800	291,200
Sumco Corp. (a)	8,200	179,856
Sumitomo Chemical Co., Ltd.	100,000	643,228
Sumitomo Corp. (a)	67,700	910,782
Sumitomo Electric Industries, Ltd.	51,134	649,727
Sumitomo Heavy Industries, Ltd.	46,000	303,620
Sumitomo Metal Industries, Ltd.	264,000	1,017,257
Sumitomo Metal Mining Co., Ltd. (a)	34,000	638,238
Sumitomo Mitsui Financial Group, Inc. (a)	414	2,737,499
Sumitomo Realty & Development Co., Ltd.	25,000	451,764
Suzuken Co., Ltd.	5,574	230,700
Suzuki Motor Corp. (a)	12,200	309,320

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-114

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—(Continued)
T&D Holdings, Inc.	12,400	$652,537
Taiheiyo Cement Corp.	71,000	174,173
Taisei Corp. (a)	79,000	203,944
Taisho Pharmaceutical Co., Ltd.	10,000	198,839
Taiyo Nippon Sanso Corp. (a)	18,000	144,775
Takashimaya Co., Ltd. (a)	17,000	193,074
Takeda Pharmaceutical Co., Ltd.	54,400	2,754,871
Takefuji Corp. (a)	7,440	159,983
TDK Corp.	9,100	541,604
Teijin, Ltd. (a)	66,000	281,932
Terumo Corp.	11,900	623,470
The 77 Bank, Ltd.	20,000	113,205
The Bank of Kyoto, Ltd.	22,000	271,039
The Bank of Yokohama, Ltd.	83,000	574,473
The Chiba Bank, Ltd.	47,000	320,766
The Chugoku Electric Power Co., Inc. (a)	10,300	230,550
The Furukawa Electric Co., Ltd.	38,000	125,111
The Gunma Bank, Ltd. (a)	26,000	187,977
The Hachijuni Bank, Ltd.	30,000	193,002
The Hiroshima Bank, Ltd. (a)	38,000	185,895
The Japan Steel Works, Ltd. (a)	21,000	365,512
The Joyo Bank, Ltd. (a)	40,000	203,339
The Kansai Electric Power Co., Inc. (a)	51,500	1,287,916
The Shizuoka Bank, Ltd. (a)	41,000	490,432
The Sumitomo Trust & Banking Co., Ltd.	81,000	559,949
The Suruga Bank, Ltd. (a)	17,000	217,144
The Tokyo Electric Power Co., Inc.	77,400	2,085,095
THK Co., Ltd.	7,700	133,413
Tobu Railway Co., Ltd. (a)	52,000	279,763
Toho Co., Ltd. (a)	9,467	222,854
Tohoku Electric Power Co., Inc. (a)	26,200	642,254
Tokyo Electron, Ltd.	11,400	706,368
Tokyo Gas Co., Ltd.	150,000	608,690
Tokyo Tatemono Co., Ltd.	19,000	125,581
Tokyu Corp.	76,000	388,325
Tokyu Land Corp.	29,000	186,258
TonenGeneral Sekiyu K.K. (a)	27,000	231,691
Toppan Printing Co., Ltd.	42,000	488,970
Toray Industries, Inc. (a)	83,000	548,058
Toshiba Corp. (a)	198,000	1,330,037
Toto, Ltd. (a)	22,000	210,786
Toyo Seikan Kaisha, Ltd.	10,200	196,276
Toyoda Gosei Co., Ltd.	5,100	195,178
Toyota Boshoku Corp.	5,100	153,535
Toyota Industries Corp.	12,600	455,469
Toyota Motor Corp.	169,800	8,569,858
Toyota Tsusho Corp.	14,200	303,114
Trend Micro, Inc.	9,000	358,575
Ube Industries, Ltd.	53,000	172,674
Unicharm Corp.	3,100	228,310
Ushio, Inc.	8,700	165,949
West Japan Railway Co.	126	555,139
Yahoo! Japan Corp. (a)	900	474,231
Yakult Honsha Co., Ltd. (a)	9,000	280,860
Yamada Denki Co., Ltd. (a)	6,020	522,294
Yamaha Corp.	11,500	222,927
Yamaha Motor Co., Ltd.	13,100	242,563

Security Description	Shares	Value

Japan—(Continued)
Yamato Holdings Co., Ltd.	27,000	$399,185
Yaskawa Electric Corp.	17,000	162,192
Yokogawa Electric Corp. (a)	14,600	148,750

		158,739,470

Luxembourg—0.7%
Acergy S.A. (a)	12,330	264,229
ArcelorMittal	58,926	4,843,786
Millicom International Cellular S.A. (SEK) (b)	2,100	201,188
SES (FDR)	9,743	206,377

		5,515,580

Netherlands—2.9%
Aegon NV	94,540	1,397,880
Akzo Nobel NV	17,317	1,395,671
ASML Holding NV (b)	24,137	595,741
Corio NV (REIT)	3,133	275,480
European Aeronautic Defense & Space Co. NV (a)	21,349	508,650
Fugro NV	3,571	278,292
Heineken Holding NV	3,702	186,923
Heineken NV	16,152	942,069
ING Groep NV	118,498	4,446,537
James Hardie Industries NV (AUD) (a)	34,811	199,335
Koninklijke Ahold NV	81,255	1,210,078
Koninklijke DSM NV	7,886	382,072
Koninklijke Philips Electronics NV	70,981	2,727,571
Qiagen NV	6,683	138,809
Randstad Holding NV (a)	3,422	161,465
Reed Elsevier NV	39,611	758,499
Royal KPN NV	118,971	2,021,715
SBM Offshore NV	9,817	317,750
STMicroelectronics NV (a)	44,693	477,205
TNT NV (a)	24,488	913,614
TomTom NV (b)	3,347	138,916
Unilever NV	105,906	3,571,789
Vedior NV	11,155	326,085
Wolters Kluwer NV	17,885	475,623

		23,847,769

New Zealand—0.1%
Auckland International Airport, Ltd.	114,386	205,380
Fletcher Building, Ltd. (a)	50,819	336,091
Telecom Corp. of New Zealand, Ltd. (a)	138,544	407,709

		949,180

Norway—0.9%
Aker Kvaerner ASA	10,348	237,270
DnB NOR ASA	48,456	740,064
Lighthouse Caledonia ASA (a) (b)	700	579
Norsk Hydro ASA	45,479	667,029
Orkla ASA	54,230	691,631
Petroleum Geo-Services ASA (a)	12,801	319,019
Renewable Energy Corp. ASA (a) (b)	11,753	330,958
StatoilHydro ASA	79,549	2,396,963

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-115

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Norway—(Continued)
Storebrand ASA	29,064	$230,209
Telenor ASA	56,338	1,084,999
Yara International ASA	12,775	744,031

		7,442,752

Portugal—0.3%
Banco Comercial Portugues S.A. (a)	122,688	400,413
Banco Espirito Santo S.A. (a)	17,103	298,538
Brisa-Auto Estradas de Portugal S.A.	24,915	357,247
Energias de Portugal S.A.	142,218	865,235
Portugal Telecom, SGPS, S.A. (a)	52,727	615,204
PT Multimedia Servicos de Telecomunicacoes e Multimedia, SGPS, S.A. (a)	17,901	212,994

		2,749,631

Singapore—1.1%
CapitaLand, Ltd.	116,000	540,421
CapitaMall Trust (REIT) (a)	98,000	248,044
City Developments, Ltd.	40,000	320,847
ComfortDelGro Corp., Ltd.	184,000	244,482
Cosco Corp Singapore Ltd.	71,517	193,582
DBS Group Holdings, Ltd.	74,978	984,974
Fraser & Neave, Ltd.	58,000	205,470
Jardine Cycle & Carriage, Ltd.	13,000	185,760
Keppel Corp., Ltd.	79,000	571,702
Oversea-Chinese Banking Corp.	170,880	1,009,670
SembCorp Industries, Ltd.	89,000	263,521
Sembcorp Marine	79,685	222,655
Singapore Airlines, Ltd.	40,940	465,158
Singapore Exchange, Ltd.	54,000	297,125
Singapore Press Holdings, Ltd.	117,250	392,860
Singapore Technologies Engineering, Ltd.	135,000	331,663
Singapore Telecommunications, Ltd.	546,820	1,565,229
United Overseas Bank, Ltd.	83,392	1,165,118

		9,208,281

Spain—4.3%
Abertis Infraestructuras S.A.	16,853	551,179
Acciona S.A. (a)	1,646	442,374
Acerinox S.A. (a)	12,363	343,997
ACS Actividades de Construccion y Servicios S.A.	13,005	743,151
Banco Bilbao Vizcaya Argentaria S.A. (a)	234,707	5,188,074
Banco de Sabadell S.A. (a)	31,632	348,312
Banco Popular Espanol S.A. (a)	54,939	1,001,116
Banco Santander S.A.	390,782	7,814,476
Bankinter S.A. (a)	9,284	147,818
Cintra Concesiones de Infraestructuras de Transporte S.A. (a)	13,160	195,355
Criteria Caixacorp S.A. (b)	43,357	298,851
Enagas S.A.	10,769	323,022
Fomento de Construcciones y Contratas S.A. (a)	3,072	202,948
Gamesa Corp. Tecnologica S.A.	10,521	481,793
Gas Natural SDG S.A.	7,593	471,394

Security Description	Shares	Value

Spain—(Continued)
Gestevision Telecino S.A. (a)	7,207	$147,202
Grupo Ferrovial S.A. (a)	4,336	316,132
Iberdrola Renovables (b)	51,000	356,300
Iberdrola S.A.	218,820	3,404,901
Inditex S.A. (a)	13,792	769,046
Indra Sistemas S.A. (a)	9,459	273,386
Mapfre S.A. (a)	30,960	155,983
Red Electrica de Espana	6,962	427,807
Repsol YPF S.A.	48,301	1,673,063
Sacyr Vallehermoso S.A. (a)	5,904	205,772
Sogecable S.A.	3,248	142,924
Telefonica S.A.	268,833	7,752,824
Union Fenosa S.A. (a)	6,520	439,802
Zardoya Otis S.A. (a)	7,249	202,133

		34,821,135

Sweden—2.4%
Alfa Laval AB	6,515	397,408
Assa Abloy AB (Series B) (a)	20,057	365,253
Atlas Copco AB (Series A) (a)	45,479	779,860
Atlas Copco AB (Series B)	26,061	410,570
Boliden AB (a)	18,652	199,014
Electrolux AB (a)	17,118	281,997
Getinge AB (Class B) (a)	12,136	315,418
Hennes & Mauritz AB (Series B)	30,251	1,864,840
Husqvarna AB (a)	17,118	206,798
Investor AB (a)	15,800	356,906
Lundin Petroleum AB (a)	16,352	223,005
Modern Times Group AB (a)	3,130	218,780
Nordea Bank AB	131,570	2,139,806
Sandvik AB	61,232	1,068,123
Scania AB (a)	21,772	458,165
Securitas AB (a)	21,462	284,470
Skandinaviska Enskilda Banken AB (a)	29,510	775,296
Skanska AB	25,167	505,786
SKF AB	28,872	582,780
SSAB Svenskt Stal AB (Series A) (a)	11,498	324,531
SSAB Svenskt Stal AB (Series B)	6,100	157,223
Svenska Cellulosa AB (a)	34,876	636,550
Svenska Handelsbanken AB	30,959	904,405
Swedbank AB	12,400	348,705
Swedish Match AB	18,278	399,089
Tele2 AB	23,123	438,142
Telefonaktiebolaget LM Ericsson (Class B) (a)	940,902	1,852,769
TeliaSonera AB (a)	147,300	1,185,769
Volvo AB (Series A) (a)	32,832	490,927
Volvo AB (Series B)	69,624	1,058,723

		19,231,108

Switzerland—6.6%
ABB, Ltd.	136,348	3,686,753
Actelion, Ltd. (a) (b)	6,285	344,317
Adecco S.A.	8,604	499,407
Ciba Specialty Chemicals AG (a)	4,529	165,826
Credit Suisse Group	65,575	3,350,708
Geberit AG	2,351	351,747

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-116

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Switzerland—(Continued)
Givaudan AG (a)	405	$402,276
Holcim, Ltd.	13,815	1,456,630
Julius Baer Holding AG	6,779	502,368
Kuehne & Nagel International AG	3,252	327,571
Lindt & Spruengli AG	55	183,544
Logitech International S.A.	10,725	272,546
Lonza Group AG (a)	2,935	391,142
Nestle S.A.	24,590	12,343,180
Nobel Biocare Holding AG (a)	1,606	375,371
Novartis AG	144,728	7,451,907
Roche Holding AG (b)	43,848	8,289,874
SGS S.A.	302	436,289
Sonova Holding AG	2,594	238,892
Straumann Holding AG	534	153,107
Sulzer AG	196	260,163
Swatch Group AG (Class A)	4,566	235,402
Swatch Group AG (Class B)	2,093	561,721
Swiss Life Holding	2,159	603,013
Swiss Reinsurance (a)	22,569	1,981,334
Swisscom AG	1,500	516,250
Syngenta AG	6,723	1,977,159
UBS AG	129,760	3,792,256
Unaxis Holdings AG	425	150,154
Zurich Financial Services AG	9,117	2,885,553

		54,186,460

United Kingdom—20.8%
3i Group, Plc.	28,037	462,436
Alliance & Leicester, Plc.	12,993	133,846
AMEC, Plc.	25,228	362,705
Anglo American, Plc.	83,031	4,995,573
Antofagasta, Plc.	13,127	182,843
ARM Holdings, Plc. (a)	70,619	123,485
Associated British Foods, Plc.	11,767	204,605
AstraZeneca, Plc.	91,973	3,443,409
Aviva, Plc.	165,050	2,025,265
BAE Systems, Plc.	218,107	2,103,175
Balfour Beatty, Plc.	30,333	283,899
Barclays, Plc.	414,392	3,757,197
Barratt Developments, Plc.	18,894	155,237
BG Group, Plc.	213,112	4,942,290
BHP Billiton, Plc.	140,610	4,176,765
BP, Plc.	1,181,287	11,978,095
British Airways, Plc.	41,370	192,355
British America Tobacco, Plc.	95,291	3,580,981
British Energy Group, Plc.	64,769	839,839
British Land Co., Plc. (REIT)	30,642	558,633
British Sky Broadcasting, Plc.	73,950	820,692
BT Group, Plc.	504,528	2,178,114
Bunzl, Plc.	22,401	315,843
Burberry Group, Plc.	26,876	240,598
Cable & Wireless, Plc.	157,710	466,657
Cadbury Schweppes, Plc.	135,855	1,494,318
Capita Group, Plc.	39,413	531,414
Carnival, Plc.	11,804	473,703
Centrica, Plc.	226,177	1,340,546

Security Description	Shares	Value

United Kingdom—(Continued)
Cobham, Plc.	90,123	$358,189
Compass Group, Plc.	128,562	823,273
Daily Mail & General Trust	23,944	205,669
Diageo, Plc.	164,623	3,323,688
DSG International, Plc.	124,943	157,652
Enterprise Inns, Plc.	31,243	248,934
Eurasian Natural Resources Corp. (b)	20,692	405,041
Experian Group, Ltd.	59,983	437,444
FirstGroup, Plc.	30,753	344,544
Friends Provident, Plc.	122,735	300,920
G4S, Plc.	83,089	376,034
GKN, Plc.	50,689	306,450
GlaxoSmithKline, Plc.	344,878	7,318,858
Hammerson, Plc. (REIT)	17,590	389,394
Hays, Plc.	89,608	203,444
HBOS, Plc.	235,004	2,614,769
Home Retail Group, Plc. (b)	67,711	351,516
HSBC Holdings, Plc.	738,887	12,186,869
ICAP, Plc.	36,213	409,366
IMI, Plc.	24,507	222,358
Imperial Tobacco Group, Plc.	43,373	1,998,100
Inchcape, Plc.	34,970	279,352
Intercontinental Hotels Group, Plc.	21,687	328,189
International Power, Plc.	93,731	741,333
Invensys, Plc.	47,928	214,425
Investec, Plc.	26,347	177,209
J. Sainsbury Co.	101,545	692,130
Johnson Matthey, Plc.	14,556	579,966
Kazakhmys, Plc.	6,841	217,085
Kesa Electricals, Plc.	35,058	143,331
Kingfisher, Plc.	152,400	399,684
Ladbrokes, Plc.	47,638	294,647
Land Securities Group, Plc. (REIT)	28,545	855,959
Legal & General Group, Plc.	409,084	1,027,529
Liberty International, Plc. (REIT) (a)	16,665	323,045
Lloyds TSB Group, Plc.	351,482	3,157,850
LogicaCMG, Plc.	90,803	190,815
London Stock Exchange Group, Plc.	11,107	266,617
Lonmin, Plc.	5,054	308,419
Man Group, Plc.	108,024	1,190,219
Marks & Spencer Group, Plc.	113,023	869,673
Meggitt, Plc.	42,619	233,543
Mitchells & Butlers, Plc.	20,913	142,545
Mondi, Plc.	23,534	195,478
National Express Group, Plc.	7,087	141,528
National Grid, Plc.	159,637	2,193,731
Next, Plc.	13,648	308,902
Old Mutual, Plc.	340,234	747,049
Pearson, Plc.	55,668	753,276
Persimmon, Plc.	19,800	300,979
Prudential, Plc.	151,315	2,000,925
Punch Taverns, Plc.	19,122	204,657
Reckitt Benckiser Group, Plc.	37,679	2,089,840
Reed Elsevier Plc.	69,574	887,921
Rentokil Initial, Plc.	138,654	268,080
Resolution, Plc.	42,579	579,233
Reuters Group, Plc.	79,333	914,378

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-117

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

United Kingdom—(Continued)
Rexam, Plc.	42,308	$358,567
Rio Tinto, Plc.	62,082	6,455,042
Rolls-Royce Group, Plc.	114,239	914,852
Rolls-Royce Group, Plc. (B Shares) (b)	10,235,814	20,344
Royal Bank of Scotland Group, Plc.	631,583	4,231,976
Royal Dutch Shell, Plc. (Class A) (a)	223,991	7,738,894
Royal Dutch Shell, Plc. (Class B)	171,621	5,785,078
SABMiller, Plc.	57,485	1,261,093
Sage Group, Ltd.	78,702	294,178
Schroders, Plc.	5,949	110,885
Scottish & Newcastle, Plc.	48,226	757,292
Scottish & Southern Energy, Plc.	54,779	1,528,937
Segro, Plc. (REIT)	25,798	260,415
Serco Group, Plc.	34,317	309,437
Severn Trent, Plc.	14,349	404,629
Shire, Plc.	17,927	346,950
Signet Group, Plc. (a)	115,653	141,909
Smith & Nephew, Plc.	56,488	748,180
Smiths Group, Plc.	25,680	479,702
Stagecoach Group, Plc.	36,523	175,638
Standard Chartered, Plc.	44,271	1,514,701
Standard Life, Plc.	141,054	690,185
Tate & Lyle, Plc.	33,442	358,858
Taylor Wimpey, Plc.	76,505	285,036
Tesco, Plc.	495,654	3,749,313
The Carphone Warehouse, Plc. (a)	23,467	132,902
Thomas Cook Group, Plc.	33,377	192,201
Tomkins, Plc.	54,938	195,138
Travis Perkins, Plc.	9,603	204,563
TUI Travel, Plc.	44,767	229,275
Tullow Oil, Plc.	45,822	601,444
Unilever, Plc.	82,194	2,777,104
United Business Media, Plc.	20,280	217,216
United Utilities, Plc.	52,112	715,060
Vendeta Resources, Plc.	4,774	198,819
Vodafone Group, Plc.	3,314,325	9,938,509
Whitbread, Plc.	14,040	325,595
William Hill, Plc.	21,132	157,789
WM Morrison Supermarkets, Plc.	77,336	423,612
Wolseley, Plc.	43,462	457,174
WPP Group, Plc.	74,431	888,904
Xstrata, Plc.	39,366	2,760,638
Yell Group, Plc.	44,982	137,647

		169,042,253

United States—3.0%
iShares MSCI EAFE Index Fund (a)	331,600	23,842,040
Synthes, Inc. (CHF) (b)	3,629	509,594

		24,351,634

Total Common Stock (Identified Cost $650,191,799)		802,812,727

Preferred Stock — 0.5%
Security Description	Shares	Value

Australia—0.1%
GPT Group (REIT)	121,164	$363,929
Macquarie Infrastructure Group (a)	183,237	469,618

		833,547

Germany—0.4%
Fresenius SE	2,720	227,247
Henkel KGaA (a)	10,747	498,448
Porsche AG	5,610	1,033,315
RWE AG	2,982	283,807
Volkswagen AG	6,775	1,129,190

		3,172,007

Italy—0.0%
Unipol Gruppo Finanziario S.p.A.	57,044	164,251

Switzerland—0.0%
Schindler Holding AG	2,500	188,126

Total Preferred Stock (Identified Cost $2,953,677)		4,357,931

Units—0.3%

Australia—0.1%
CFS Retail Property Trust (REIT) (a)	95,649	189,469
Macquarie Office Trust (REIT) (a)	135,057	112,191
Stockland (REIT)	92,213	590,266

		891,926

Switzerland—0.2%
Compagnie Financière Richemont S.A.	32,172	1,814,074

Total Units (Identified Cost $1,971,529)		2,706,000

Rights—0.0%

Japan—0.0%
Dowa Mining Co., Ltd.	16,000	4,742

Total Rights (Identified Cost $0)		4,742

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-118

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Short Term Investments—13.7%

Security Description	Face Amount/Shares	Value

United States—13.7%
Federal Home Loan Bank 1.500%, 04/01/08	$1,875,000	$1,875,000
State Street Navigator Securities Lending Prime Portfolio (e)	109,230,958	109,230,958

Total Short Term Investments (Identified Cost $111,105,958)		111,105,958

Total Investments—113.1% (Identified Cost $766,222,963) (f)		920,987,358
Liabilities in excess of other assets		(106,819,728)

Total Net Assets—100%		$814,167,630

(a)	A portion or all of the security was held on loan. As of March 31, 2008, the market value of securities loaned was $108,558,916 and the collateral received consisted of cash in the amount of $109,230,958 and non-cash collateral with a value of $4,725,543. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian.
(b)	Non-Income Producing.
(c)	Zero Valued Security.
(d)	Security was valued in good faith under procedures established by the Board of Directors.
(e)	Represents investment of cash collateral received from securities lending transactions.
(f)	The aggregate cost of investments for federal income tax purposes as of March 31, 2008 was $766,222,963 and the composition of unrealized appreciation and depreciation of investment securities was $181,352,234 and $(26,587,839), respectively.
(FDR)—	Fudiciary Depository Receipt
(REIT)—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interest.
(AUD)—	Australian Dollar
(CHF)—	Swiss Franc
(HKD)—	Hong Kong Dollar
(NOK)—	Norwegian Krone
(SEK)—	Swedish Krona

Ten Largest Industries as of March 31, 2008	Percentage of Total Net Assets
Commercial Banks	14.5%
Oil, Gas & Consumable Fuels	7.2%
Metals & Mining	5.9%
Pharmaceuticals	5.2%
Insurance	4.8%
Diversified Telecommunication Services	3.9%
Electric Utilities	3.4%
Automobiles	3.4%
Food Products	3.2%
Exchange Traded Funds	2.9%

Statement of Accounting Standards No. 157 Valuation Disclosure

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2008:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1—Quoted Prices	$133,072,998	$0
Level 2—Other Significant Observable Inputs	787,914,360	0
Level 3—Significant Unobservable Inputs	0	0

Total	$920,987,358	$0

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-119

Metropolitan Series Fund, Inc.

Neuberger Berman Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Common Stock—96.2% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.7%
L-3 Communications Holdings, Inc.	145,300	$15,887,102
Spirit Aerosystems Holdings, Inc.	702,600	15,583,668

		31,470,770

Auto Components—1.2%
WABCO Holdings, Inc.	305,000	13,914,100

Automobiles—1.1%
Harley-Davidson, Inc. (a)	330,200	12,382,500

Beverages—1.5%
Constellation Brands, Inc. (b)	978,000	17,281,260

Capital Markets—5.7%
Invesco, Ltd.	761,200	18,542,832
Jefferies Group, Inc. (a)	1,051,400	16,959,082
Legg Mason, Inc.	191,200	10,703,376
Morgan Stanley	431,300	19,710,410

		65,915,700

Commercial Banks—2.0%
The Colonial BancGroup, Inc. (a)	800,200	7,705,926
Zions Bancorp (a)	342,900	15,619,095

		23,325,021

Communications Equipment—0.9%
Arris Group, Inc. (a) (b)	1,755,200	10,215,264

Construction & Engineering—2.0%
Chicago Bridge & Iron Co., NV	592,400	23,245,776

Electric Utilities—6.5%
DPL, Inc. (a)	854,700	21,914,508
Entergy Corp.	106,800	11,649,744
FirstEnergy Corp.	345,700	23,721,934
PPL Corp.	411,300	18,886,896

		76,173,082

Electronic Equipment & Instruments—2.6%
Avnet, Inc. (b)	544,700	17,828,031
Ingram Micro, Inc.	753,200	11,923,156

		29,751,187

Energy Equipment & Services—5.2%
National Oilwell Varco, Inc. (b)	364,000	21,250,320
Noble Corp.	491,600	24,417,772
Oceaneering International, Inc. (b)	235,400	14,830,200

		60,498,292

Food Products—3.1%
ConAgra Foods, Inc.	862,500	20,656,875
Smithfield Foods, Inc. (a) (b)	607,300	15,644,048

		36,300,923

Security Description	Shares	Value

Health Care Equipment & Supplies—1.0%
Covidien, Ltd.	259,200	$11,469,600

Health Care Providers & Services—3.2%
Aetna, Inc.	354,500	14,920,905
CIGNA Corp.	334,400	13,566,608
Coventry Health Care, Inc. (b)	213,550	8,616,743

		37,104,256

Hotels, Restaurants & Leisure—1.2%
Darden Restaurants, Inc.	427,400	13,911,870

Household Durables—3.0%
NVR, Inc. (a) (b)	35,800	21,390,500
Whirlpool Corp. (a)	154,300	13,390,154

		34,780,654

Independent Power Producers & Energy Traders—5.3%
Constellation Energy Group	252,100	22,252,867
Dynegy, Inc. (a) (b)	1,593,700	12,574,293
Mirant Corp. (b)	170,600	6,208,134
NRG Energy, Inc. (a) (b)	514,100	20,044,759

		61,080,053

Industrial Conglomerates—1.9%
McDermott International, Inc. (b)	412,000	22,585,840

Insurance—3.4%
Assurant, Inc.	353,760	21,529,834
StanCorp Financial Group, Inc.	378,600	18,063,006

		39,592,840

IT Services—2.0%
Affiliated Computer Services, Inc. (Class A) (b)	471,000	23,601,810

Machinery—3.9%
Eaton Corp.	183,900	14,651,313
Terex Corp.	483,300	30,206,250

		44,857,563

Marine—1.5%
Eagle Bulk Shipping, Inc. (a)	660,000	17,001,600

Media—1.4%
The McGraw-Hill Cos., Inc.	448,800	16,583,160

Metals & Mining—8.4%
Cleveland-Cliffs, Inc. (a)	97,100	11,634,522
Freeport-McMoRan Copper & Gold, Inc.	287,000	27,615,140
Sterlite Industries India, Ltd. (ADR) (a) (b)	529,500	9,435,690
Teck Cominco, Ltd. (Class B) (CAD)	541,400	22,175,744
United States Steel Corp.	210,000	26,642,700

		97,503,796

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-120

Metropolitan Series Fund, Inc.

Neuberger Berman Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Multiline Retail—3.0%
J.C. Penney Co., Inc.	440,100	$16,596,171
Macy’s, Inc.	789,900	18,215,094

		34,811,265

Oil, Gas & Consumable Fuels—9.1%
Canadian Natural Resources, Ltd.	387,200	26,430,272
Denbury Resources, Inc. (b)	630,300	17,995,065
Ship Finance International, Ltd. (a)	295,013	7,752,942
Southwestern Energy Co. (b)	478,600	16,124,034
Talisman Energy, Inc.	889,815	15,749,725
Whiting Petroleum Corp. (b)	123,010	7,952,596
XTO Energy, Inc.	216,210	13,374,751

		105,379,385

Personal Products—1.9%
NBTY, Inc. (b)	759,515	22,747,474

Pharmaceuticals—3.3%
Endo Pharmaceuticals Holdings, Inc. (b)	677,400	16,216,956
Shire, Plc. (ADR) (a)	388,000	22,488,480

		38,705,436

Real Estate Investment Trusts—3.9%
Annaly Capital Management, Inc.	1,059,320	16,228,782
Developers Diversified Realty Corp.	328,800	13,770,144
Ventas, Inc.	213,200	9,574,812
Vornado Realty Trust	66,700	5,750,207

		45,323,945

Semiconductors & Semiconductor Equipment—1.1%
International Rectifier Corp. (b)	574,300	12,347,450

Software—2.1%
Cadence Design Systems, Inc. (b)	815,931	8,714,143
Check Point Software Technologies, Ltd. (b)	493,006	11,043,334
Take-Two Interactive Software, Inc. (b)	197,700	5,045,304

		24,802,781

Specialty Retail—1.1%
Abercrombie & Fitch Co. (Class A)	116,900	8,550,066
TJX Cos., Inc.	133,200	4,404,924

		12,954,990

Total Common Stock (Identified Cost $1,105,194,015)		1,117,619,643

Preferred Stock—1.0%

Aerospace & Defense—1.0%
Empresa Brasileira de Aeronautica S.A. (ADR)	302,900	11,967,579

Total Preferred Stock (Identified Cost $12,705,992)		11,967,579

Short Term Investments—16.2%
Security Description	Shares/Face Amount	Value

Mutual Funds—13.7%
State Street Navigator Securities Lending Prime Portfolio (c)	159,166,902	$159,166,902

Repurchase Agreement—2.5%
State Street Corp. Repurchase Agreement dated 03/31/08 at 1.25% to be repurchased at $28,424,987 on 04/01/08, collateralized by $27,980,000 U.S. Treasury Notes 4.00% due 08/31/09 with a value of $28,994,275.	$28,424,000	28,424,000

Total Short Term Investments (Identified Cost $187,590,902)		187,590,902

Total Investments—113.4% (Identified Cost $1,305,490,909) (d)		1,317,178,124
Liabilities in excess of other assets		(155,654,041)

Total Net Assets—100%		$1,161,524,083

(a)	A portion or all of the security was held on loan. As of March 31, 2008, the market value of securities loaned was $184,167,069 and the collateral received consisted of cash in the amount of $159,166,902 and non-cash collateral with a value of $29,137,473. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian.
(b)	Non-Income Producing.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	The aggregate cost of investments for federal income tax purposes as of March 31, 2008 was $1,305,490,909 and the composition of unrealized appreciation and depreciation of investment securities was $121,952,221 and $(110,265,006), respectively.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(CAD)—	Canadian Dollar

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-121

Metropolitan Series Fund, Inc.

Neuberger Berman Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Statement of Accounting Standards No. 157 Valuation Disclosure

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2008:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1—Quoted Prices	$1,288,754,124	$0
Level 2—Other Significant Observable Inputs	28,424,000	0
Level 3—Significant Unobservable Inputs	0	0

Total	$1,317,178,124	$0

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-122

Metropolitan Series Fund, Inc.

Oppenheimer Global Equity Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Common Stock—95.5% of Total Net Assets

Security Description	Shares	Value

Australia—0.1%
Aristocrat Leisure, Ltd. (a)	101,900	$895,933

Canada—1.3%
Husky Energy, Inc.	287,900	11,261,571

Cayman Islands—2.4%
ACE, Ltd.	81,270	4,474,726
Transocean, Inc. (b)	90,758	12,270,482
XL Capital, Ltd. (Class A)	110,410	3,262,615

		20,007,823

Finland—1.0%
Fortum Oyj	210,680	8,592,080

France—5.6%
BNP Paribas (a)	22,650	2,291,215
LVMH Moet Hennessy Louis Vuitton S.A. (a)	122,251	13,642,421
NicOx S.A. (a) (b)	51,405	737,333
Sanofi-Aventis S.A.	106,542	8,002,463
Société Générale (New Issue) (a)	14,362	1,383,382
Société Générale (a)	57,449	5,621,112
Technip S.A.	129,570	10,037,693
Total S.A.	72,158	5,371,037

		47,086,656

Germany—5.9%
Allianz SE (a)	60,788	12,065,339
Bayerische Motoren Werke AG	159,535	8,817,575
SAP AG (a)	234,715	11,673,190
Siemens AG	159,879	17,368,166

		49,924,270

India—2.8%
Dish TV India, Ltd. (b)	597,114	742,066
Hindustan Lever, Ltd.	1,028,800	5,917,365
ICICI Bank, Ltd. (ADR)	58,630	2,239,080
Infosys Technologies, Ltd.	266,826	9,590,526
Wire & Wireless India, Ltd. (b)	556,330	503,270
Zee Telefilms, Ltd.	731,560	4,456,406

		23,448,713

Italy—1.1%
Bulgari S.p.A. (a)	411,400	4,774,601
Tod’s S.p.A. (a)	68,100	4,193,849

		8,968,450

Japan—11.3%
Chugai Pharmaceutical Co., Ltd. (a)	166,100	1,877,313
Credit Saison Co., Ltd.	176,200	4,919,008
Fanuc, Ltd.	27,300	2,637,722
Hoya Corp. (a)	214,800	5,082,825
KDDI Corp.	1,376	8,490,368
Keyence Corp.	20,900	4,864,396
Kyocera Corp.	52,200	4,382,591
Mitsubishi Electric Corp.	368,000	3,237,621
Murata Manufacturing Co., Ltd.	130,300	6,555,903

Security Description	Shares	Value

Japan—(Continued)
Nidec Corp.	36,000	$2,245,276
Nintendo Co., Ltd.	9,800	5,068,114
Secom Co., Ltd.	86,000	4,218,777
Sega Sammy Holdings, Inc. (a)	131,700	1,395,311
Seven & I Holdings Co., Ltd.	108,891	2,763,260
Shionogi & Co., Ltd.	425,000	7,256,247
Sony Corp. (a)	307,228	12,268,765
Sony Financial Holdings, Inc.	390	1,588,278
Square Enix Co., Ltd. (a)	140,400	4,937,094
Sumitomo Mitsui Financial Group, Inc. (a)	755	4,976,550
Toyota Motor Corp.	115,200	5,795,837

		94,561,256

Mexico—2.5%
Fomento Economico Mexicano S.A. de C.V.	1,876,860	7,833,783
Grupo Modelo S.A. de C.V. (a)	864,910	3,790,610
Grupo Televisa S.A. (ADR)	398,470	9,658,913

		21,283,306

Netherlands—3.0%
European Aeronautic Defense & Space Co. NV (a)	329,767	7,836,027
Koninklijke Philips Electronics NV (a)	302,248	11,583,636
TNT NV	160,300	5,964,722

		25,384,385

Norway—0.5%
Tandberg ASA (a)	255,970	3,851,987

Panama—1.3%
Carnival Corp. (a)	262,370	10,620,738

South Korea—0.8%
SK Telecom Co., Ltd. (ADR)	310,340	6,706,447

Spain—1.0%
Inditex S.A. (a)	154,790	8,608,264

Sweden—7.0%
Assa Abloy AB (Series B) (a)	518,300	9,422,508
Hennes & Mauritz AB (Series B) (a)	294,210	18,105,753
Investor AB (a)	328,957	7,418,101
Telefonaktiebolaget LM Ericsson (Class B) (a)	11,930,480	23,452,653

		58,399,015

Switzerland—3.5%
Basilea Pharmaceuticals	5,416	791,582
Credit Suisse Group	235,344	11,986,669
Roche Holding AG (b)	87,495	16,488,401

		29,266,652

Taiwan—2.4%
MediaTek, Inc.	904,455	11,804,270
Taiwan Semiconductor Manufacturing Co., Ltd.	2,921,217	6,080,739
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	236,676	2,430,663

		20,315,672

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-123

Metropolitan Series Fund, Inc.

Oppenheimer Global Equity Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

United Kingdom—12.2%
3i Group, Plc.	116,230	$1,915,190
BP, Plc. (ADR)	111,250	6,747,312
Burberry Group, Plc.	338,803	3,030,046
Cadbury Schweppes, Plc.	798,931	8,779,112
Diageo, Plc.	237,532	4,790,994
Experian Group, Ltd.	308,498	2,247,607
HSBC Holdings, Plc.	568,457	9,330,470
Pearson, Plc.	275,262	3,721,077
Prudential, Plc.	570,422	7,535,620
Reckitt Benckiser Group, Plc.	189,588	10,505,055
Royal Bank of Scotland Group, Plc.	1,213,716	8,124,631
RT Group, Plc. (c) (d) (e)	282,264	0
Smith & Nephew, Plc.	421,628	5,578,955
Tesco, Plc.	1,011,829	7,646,348
Vodafone Group, Plc.	6,094,821	18,258,324
WPP Group, Plc.	350,345	4,179,946

		102,390,687

United States—29.8%
3M Co.	117,070	9,266,090
Acadia Pharmaceuticals, Inc. (a) (b)	75,300	682,218
Adobe Systems, Inc. (b)	277,370	9,871,598
Advanced Micro Devices, Inc. (a) (b)	601,610	3,543,483
Aflac, Inc.	120,600	7,832,970
Altera Corp. (b)	302,230	5,570,099
American International Group, Inc.	243,300	10,522,725
Automatic Data Processing, Inc.	249,010	10,555,534
Boeing Co.	52,760	3,923,761
Colgate-Palmolive Co.	85,400	6,653,514
Corning, Inc. (b)	466,610	11,217,304
Cree, Inc. (a) (b)	182,340	5,098,226
eBay, Inc. (b)	474,230	14,151,023
Emerson Electric Co.	205,900	10,595,614
Gilead Sciences, Inc. (b)	168,460	8,680,744
InterMune, Inc. (a) (b)	68,300	995,814
International Game Technology	105,270	4,232,907
Intuit, Inc. (b)	348,220	9,405,422
Johnson & Johnson	30,150	1,955,831
Juniper Networks, Inc. (b)	528,100	13,202,500
Linear Technology Corp. (a)	124,910	3,833,488
Lockheed Martin Corp.	58,980	5,856,714
Maxim Integrated Products, Inc.	278,590	5,680,450
McDonald’s Corp.	140,500	7,835,685
Microsoft Corp.	464,960	13,195,565
Northern Trust Corp.	118,260	7,860,742
Northrop Grumman Corp.	65,430	5,091,108
Raytheon Co.	108,150	6,987,571
Regeneron Pharmaceuticals, Inc. (a) (b)	43,890	842,249
Seattle Genetics, Inc. (a) (b)	127,626	1,161,397
Shuffle Master, Inc. (a) (b)	72,900	390,015
Sirius Satellite Radio, Inc. (a) (b)	2,356,460	6,739,476
The Walt Disney Co.	304,760	9,563,369
Theravance, Inc. (a) (b)	112,680	1,186,520
Tiffany & Co. (a)	205,600	8,602,304
United Parcel Service, Inc. (Class B)	32,800	2,395,056

Security Description	Shares	Value

United States—(Continued)
Wal-Mart Stores, Inc.	188,910	$9,951,779
Xilinx, Inc. (a)	201,990	4,797,263

		249,928,128

Total Common Stock (Identified Cost $800,832,789)		801,502,033

Preferred Stock—2.7%

Brazil—0.9%
Empresa Brasileira de Aeronautica S.A. (ADR)	191,410	7,562,609

Germany—1.1%
Bayerische Motoren Werke AG	50,509	2,229,267
Porsche AG	37,120	6,819,071

		9,048,338

Mexico—0.7%
Companhia de Bebidas das Americas (ADR)	80,150	6,055,332

Total Preferred Stock (Identified Cost $17,123,288)		22,666,279

Fixed Income—Convertible—0.1%
Security Description	Face Amount	Value

United States—0.1%
Theravance, Inc. 3.000%, 01/15/15	$699,000	490,174

Total Fixed Income—Convertible (Identified Cost $699,000)		490,174

Short Term Investments—17.9%
Security Description	Shares/Face Amount	Value

United States—17.9%
State Street Navigator Securities Lending Prime Portfolio (f)	138,220,292	138,220,292
State Street Repurchase Agreement dated 03/31/08 at 1.25% to be repurchased at $12,564,436 on 04/01/08, collateralized by $12,880,000 U.S. Treasury Bills due 07/31/08 with a value of $12,815,600.	$12,564,000	12,564,000

Total Short Term Investments (Identified Cost $150,784,292)		150,784,292

Total Investments—116.2% (Identified Cost $969,439,369) (g)		975,442,778
Liabilities in excess of other assets		(136,004,615)

Total Net Assets—100%		$839,438,163

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-124

Metropolitan Series Fund, Inc.

Oppenheimer Global Equity Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

(a)	A portion or all of the security was held on loan. As of March 31, 2008, the market value of securities loaned was $157,501,110 and the collateral received consisted of cash in the amount of $138,220,292 and non-cash collateral with a value of $25,878,090. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian.
(b)	Non-Income Producing.
(c)	Non-Income Producing; issuer filed under Chapter 11 of the Federal Bankruptcy Code.
(d)	Zero Valued Security.
(e)	Security was valued in good faith under procedures established by the Board of Directors.
(f)	Represents investment of cash collateral received from securities lending transactions.
(g)	The aggregate cost of investments for federal income tax purposes as of March 31, 2008 was $969,439,369 and the composition of unrealized appreciation and depreciation of investment securities was $97,870,198 and $(91,866,789), respectively.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

Ten Largest Industries as of March 31, 2008	Percentage of Total Net Assets
Software	6.6%
Semiconductors & Semiconductor Equipment	5.8%
Communications Equipment	5.7%
Insurance	5.6%
Media	4.7%
Aerospace & Defense	4.4%
Pharmaceuticals	4.2%
Specialty Retail	4.2%
Commercial Banks	4.0%
Wireless Telecommunication Services	4.0%

Statement of Accounting Standards No. 157 Valuation Disclosure

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2008:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1—Quoted Prices	$460,177,339	$0
Level 2—Other Significant Observable Inputs	515,265,439	0
Level 3—Significant Unobservable Inputs	0	0

Total	$975,442,778	$0

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-125

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Common Stock—96.9% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.5%
AAR Corp. (a) (b)	21,637	$590,041
American Science & Engineering, Inc. (a)	5,154	281,254
Argon, Inc. (a) (b)	6,788	115,464
Ceradyne, Inc. (a) (b)	16,510	527,660
Cubic Corp.	9,190	261,272
Curtiss Wright Corp.	28,142	1,167,330
DynCorp. International, Inc. (b)	15,363	256,255
Esterline Technologies Corp. (b)	17,279	870,343
GenCorp, Inc. (a) (b)	39,139	402,740
HEICO Corp. (Class B) (a)	15,158	738,952
Hexcel Corp. (b)	59,259	1,132,439
Innovative Solutions & Support (a) (b)	8,015	84,719
Ladish, Inc. (b)	8,706	313,416
Moog, Inc. (b)	22,893	966,313
Orbital Sciences Corp. (b)	36,263	873,938
Taser International, Inc. (a) (b)	44,282	416,251
Teledyne Technologies, Inc. (b)	20,430	960,210
TransDigm Group, Inc. (b)	5,892	218,299
Triumph Group, Inc. (a)	10,004	569,528

		10,746,424

Air Freight & Logistics—0.4%
ABX Air, Inc. (a) (b)	31,360	92,198
Atlas Air Worldwide Holdings, Inc. (b)	8,084	444,620
Dynamex, Inc. (a) (b)	6,006	151,952
Forward Air Corp. (a)	18,684	662,161
HUB Group, Inc. (Class A) (b)	25,072	824,618
Pacer International, Inc.	22,347	367,161

		2,542,710

Airlines—0.4%
AirTran Holdings, Inc. (a) (b)	59,266	391,156
Alaska Air Group, Inc. (a) (b)	23,300	457,146
ExpressJet Holdings, Inc. (a) (b)	39,869	104,855
JetBlue Airways Corp. (a) (b)	112,271	651,172
Pinnacle Airlines Corp. (a) (b)	12,112	105,738
Republic Airways Holdings, Inc. (b)	23,593	511,024
Skywest, Inc.	38,881	821,167

		3,042,258

Auto Components—0.9%
Aftermarket Technology Corp. (b)	13,111	254,878
American Axle & Manufacturing Holdings, Inc.	27,908	572,114
Amerigon, Inc. (a) (b)	13,318	197,106
ArvinMeritor, Inc. (a)	40,778	510,133
Cooper Tire & Rubber Co.	36,658	548,770
Drew Industries, Inc. (a) (b)	10,890	266,369
Exide Technologies (a) (b)	45,457	595,487
GenTek, Inc. (a) (b)	5,631	169,380
Hayes Lemmerz International, Inc. (a) (b)	57,979	161,761
Lear Corp. (b)	47,108	1,220,568
Modine Manufacturing Co.	20,814	301,595
Noble International, Ltd. (a)	7,044	44,025
Raser Technologies, Inc. (a) (b)	9,432	81,021
Sauer-Danfoss, Inc. (a)	7,791	172,493

Security Description	Shares	Value

Auto Components—(Continued)
Spartan Motors, Inc. (a)	19,530	$165,224
Standard Motor Products, Inc.	16,871	103,251
Superior Industries International, Inc. (a)	13,180	273,485
Tenneco, Inc. (b)	28,545	797,547
Visteon Corp. (a) (b)	75,405	283,523

		6,718,730

Automobiles—0.1%
Fleetwood Enterprises, Inc. (a) (b)	35,502	163,309
Monaco Coach Corp. (a)	17,964	170,299
Winnebago Industries, Inc. (a)	20,312	343,273

		676,881

Beverages—0.3%
Boston Beer, Inc. (a) (b)	7,145	339,673
Central European Distribution Corp. (a) (b)	21,208	1,234,093
Coca-Cola Bottling Co.	3,137	193,302
Jones Soda Co. (a) (b)	13,932	48,623

		1,815,691

Biotechnology—3.3%
Acadia Pharmaceuticals, Inc. (a) (b)	19,354	175,347
Acorda Therapeutics, Inc. (a) (b)	18,758	336,706
Alexion Pharmaceuticals, Inc. (a) (b)	23,760	1,408,968
Alkermes, Inc. (b)	60,343	716,875
Allos Therapeutics, Inc. (a) (b)	27,209	165,431
Alnylam Pharmaceuticals, Inc. (a) (b)	21,839	532,872
Altus Pharmaceuticals, Inc. (a) (b)	13,707	62,367
Applera Corp.—Celera Genomics (b)	46,793	687,857
Arena Pharmaceuticals, Inc. (a) (b)	46,806	320,153
Ariad Pharmaceuticals, Inc. (a) (b)	35,921	121,054
Arqule, Inc. (a) (b)	21,164	90,582
Array Biopharma, Inc. (a) (b)	31,105	218,046
BioMarin Pharmaceutical, Inc. (a) (b)	60,838	2,151,840
Cell Genesys, Inc. (a) (b)	50,537	118,762
Cepheid, Inc. (a) (b)	33,061	806,358
Cubist Pharmaceuticals, Inc. (a) (b)	35,783	659,123
CV Therapeutics, Inc. (b)	35,967	256,445
CytRx Corp. (a) (b)	55,366	63,671
Dendreon Corp. (a) (b)	66,216	319,161
Enzon Pharmaceuticals, Inc. (a) (b)	27,534	253,588
Genomic Health, Inc. (a) (b)	7,389	139,578
Geron Corp. (a) (b)	45,239	220,766
GTx, Inc. (a) (b)	10,111	162,585
Halozyme Therapeutics, Inc. (a) (b)	39,723	252,638
Human Genome Sciences, Inc. (b)	81,158	478,021
Immunomedics, Inc. (a) (b)	55,067	154,738
Incyte Corp. (a) (b)	59,640	626,816
Indevus Pharmaceuticals, Inc. (a) (b)	36,580	174,487
InterMune, Inc. (a) (b)	17,950	261,711
Isis Pharmaceuticals, Inc. (a) (b)	52,045	734,355
Keryx Biopharmaceuticals, Inc. (a) (b)	25,445	15,267
Kosan Biosciences, Inc. (a) (b)	27,535	43,230
Lifecell Corp. (a) (b)	20,792	873,888
Ligand Pharmaceuticals, Inc. (a) (b)	55,630	222,520

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-126

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Biotechnology—(Continued)
MannKind Corp. (a) (b)	34,357	$205,111
Martek Biosciences Corp. (b)	19,372	592,202
Medarex, Inc. (a) (b)	74,829	662,237
Metabolix, Inc. (a) (b)	9,209	100,838
Momenta Pharmaceuticals, Inc. (a) (b)	13,287	145,227
Myriad Genetics, Inc. (a) (b)	25,833	1,040,812
Nabi Biopharmaceuticals (a) (b)	32,116	129,106
Neurocrine Biosciences, Inc. (a) (b)	21,044	113,638
Neurogen Corp. (a) (b)	29,096	54,119
Omrix Biopharmaceuticals, Inc. (a) (b)	8,576	120,064
Onyx Pharmaceuticals, Inc. (a) (b)	33,412	969,950
OSI Pharmaceuticals, Inc. (a) (b)	36,987	1,382,944
Progenics Pharmaceuticals, Inc. (a) (b)	15,213	99,341
Protalix BioTherapeutics, Inc. (b)	1,183	3,111
Regeneron Pharmaceuticals, Inc. (b)	38,704	742,730
Rigel Pharmaceuticals, Inc. (b)	24,433	455,920
RXi Pharmaceuticals Corp. (a) (b)	2,760	26,223
Savient Pharmaceuticals, Inc. (a) (b)	33,200	664,000
Seattle Genetics, Inc. (a) (b)	37,822	344,180
Senomyx, Inc. (a) (b)	17,202	101,492
United Therapeutics Corp. (b)	13,840	1,199,928
Vanda Pharmaceuticals, Inc. (a) (b)	16,466	63,723
XOMA, Ltd. (b)	82,412	213,447
Zymogenetics, Inc. (a) (b)	26,358	258,308

		23,514,457

Building Products—0.4%
AAON, Inc.	7,694	154,111
American Woodmark Corp. (a)	8,732	179,530
Ameron International Corp.	5,465	511,141
Apogee Enterprises, Inc.	17,370	267,498
Builders Firstsource, Inc. (a) (b)	16,682	121,111
Gibraltar Industries, Inc.	13,753	161,323
Griffon Corp. (a) (b)	18,603	159,986
Insteel Industries, Inc. (a)	8,244	95,878
NCI Building Systems, Inc. (b)	12,366	299,257
Simpson Manufacturing Co., Inc. (a)	24,267	659,577
Trex Co., Inc. (a) (b)	12,252	96,546
Universal Forest Products, Inc. (a)	10,348	333,205

		3,039,163

Capital Markets—1.6%
Apollo Investment Corp. (a)	74,463	1,178,749
Ares Capital Corp.	42,109	529,310
Calamos Asset Management, Inc.	15,750	256,410
Capital Southwest Corp. (a)	1,881	232,717
Cohen & Steers, Inc. (a)	10,675	282,781
Cowen Group, Inc. (a) (b)	10,041	71,191
Evercore Partners, Inc. (a)	5,609	99,560
FBR Capital Markets Corp. (b)	18,665	125,989
FCStone Group, Inc. (a) (b)	5,535	153,320
GAMCO Investors, Inc. (a)	3,447	173,591
GFI Group, Inc. (a) (b)	9,719	556,899
Gladstone Capital Corp. (a)	8,551	159,989
Greenhill & Co., Inc. (a)	11,430	795,071
Hercules Technology Growth Capital, Inc. (a)	18,966	205,971

Security Description	Shares	Value

Capital Markets—(Continued)
HFF, Inc. (b)	10,010	$50,150
KBW, Inc. (a) (b)	17,828	393,107
Knight Capital Group, Inc. (b)	61,855	1,004,525
Kohlberg Capital Corp.	9,110	94,562
LaBranche & Co., Inc. (a) (b)	36,996	160,933
Ladenburg Thalmann Financial Services, Inc. (a) (b)	62,538	116,946
MCG Capital Corp. (a)	37,963	345,084
MVC Capital, Inc.	15,052	229,392
optionsXpress Holdings, Inc. (a)	26,495	548,711
Patriot Capital Funding, Inc. (a)	11,637	121,839
PennantPark Investment Corp. (a)	12,678	107,890
Penson Worldwide, Inc. (b)	9,106	84,048
Piper Jaffray Co. (b)	12,145	412,444
Prospect Capital Corp. (a)	12,494	190,159
RiskMetrics Group, Inc. (b)	8,400	162,582
Sanders Morris Harris Group, Inc. (a)	11,996	97,887
Stifel Financial Corp. (a)	8,833	396,602
SWS Group, Inc. (a)	16,924	206,981
Thomas Weisel Partners Group, Inc. (a) (b)	13,512	89,449
TICC Capital Corp. (a)	13,071	98,294
TradeStation Group, Inc. (b)	14,831	126,360
U.S. Global Investors, Inc. (a)	7,498	101,523
Waddell & Reed Financial, Inc. (Class A)	55,373	1,779,134
WP Stewart & Co., Ltd.	14,158	27,467

		11,767,617

Chemicals—2.6%
A. Schulman, Inc.	16,618	341,168
American Vanguard Corp.	13,990	232,794
Arch Chemicals, Inc.	14,370	535,426
Balchem Corp. (a)	10,704	245,336
Calgon Carbon Corp. (a) (b)	24,329	366,151
CF Industries Holdings, Inc.	34,677	3,593,231
Ferro Corp.	27,506	408,739
Flotek Industries, Inc. (a) (b)	11,640	169,828
Georgia Gulf Corp. (a)	22,956	159,085
H.B. Fuller Co.	36,393	742,781
Hercules, Inc.	76,861	1,405,788
Innophos Holdings, Inc. (a)	13,189	212,211
Innospec, Inc.	17,009	360,591
Koppers Holdings, Inc.	10,804	478,725
Landec Corp. (a) (b)	13,828	116,570
LSB Industries, Inc. (b)	9,300	137,082
Minerals Technologies, Inc.	11,572	726,722
NewMarket Corp.	11,150	841,267
Olin Corp. (a)	44,757	884,398
OM Group, Inc. (b)	18,302	998,191
PolyOne Corp. (b)	55,802	355,459
Rockwood Holdings, Inc. (b)	20,873	684,008
Sensient Technologies Corp.	28,200	831,618
Spartech Corp.	20,427	172,608
Symyx Technologies, Inc. (a) (b)	18,026	135,195
Terra Industries, Inc. (b)	58,675	2,084,723
Tronox, Inc. (a)	21,926	85,511
W.R. Grace & Co. (a) (c)	44,416	1,013,573
ZEP, Inc. (a) (b)	14,264	231,362

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-127

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Chemicals—(Continued)
Zoltek Companies, Inc. (a) (b)	15,218	$403,581

		18,953,722

Commercial Banks—5.6%
1st Source Corp.	6,693	140,888
Amcore Financial, Inc. (a)	13,549	275,722
Americanwest Bancorp	10,312	89,921
Ameris Bancorp (a)	8,404	134,968
Bancfirst Corp. (a)	5,056	231,464
Banco Latinoamericano de Exportaciones S.A.	16,812	258,905
Bank of the Ozarks, Inc. (a)	7,390	176,621
BankFinancial Corp. (a)	11,879	188,995
Banner Corp. (a)	9,004	207,452
Boston Private Financial Holdings, Inc. (a)	21,774	230,587
Capital City Bank Group, Inc. (a)	7,854	227,766
Capital Corp. of the West (a)	6,934	55,611
Capitol Bancorp, Ltd. (a)	7,793	164,744
Cascade Bancorp. (a)	13,690	130,876
Cathay General Bancorp (a)	31,566	654,363
Centennial Bank Holdings, Inc. (a) (b)	31,105	195,339
Central Pacific Financial Corp. (a)	19,720	371,722
Chemical Financial Corp. (a)	17,023	405,828
Citizens Banking Corp. (a)	46,095	572,961
City Bank (a)	8,842	196,911
City Holdings Co.	9,914	395,569
Cobiz, Inc. (a)	11,639	151,540
Columbia Banking Systems, Inc.	10,169	227,582
Community Bancorp (a) (b)	7,584	102,839
Community Bank Systems, Inc. (a)	16,595	407,573
Community Trust Bancorp, Inc. (a)	9,791	286,876
CVB Financial Corp. (a)	38,519	400,983
Enterprise Financial Services Corp. (a)	4,811	120,275
F.N.B. Corp. (a)	35,581	555,419
First Bancorp (a)	6,830	136,122
First Bancorp (Puerto Rico) (a)	54,770	556,463
First Charter Corp. (a)	21,094	563,421
First Commonwealth Financial Corp. (a)	47,267	547,825
First Community Bancorp, Inc.	15,528	416,927
First Community Bancshares, Inc. (a)	6,026	219,467
First Financial Bancorp (a)	17,408	234,138
First Financial Bankshares, Inc. (a)	13,236	542,411
First Financial Corp. (a)	6,809	209,581
First Merchants Corp. (a)	11,118	317,308
First Midwest Bancorp, Inc. (a)	31,239	867,507
First South BanCorp, Inc. (a)	4,540	102,150
First State Bancorp	12,708	170,160
FirstMerit Corp.	49,443	1,021,492
Frontier Financial Corp. (a)	25,853	457,081
Glacier Bancorp, Inc. (a)	32,876	630,233
Great Southern Bancorp, Inc. (a)	7,749	120,962
Greene County Bancshares, Inc. (a)	6,640	117,462
Hancock Holding Co. (a)	17,503	735,476
Hanmi Financial Corp. (a)	27,683	204,577
Harleysville National Corp. (a)	15,148	218,434
Heartland Financial USA, Inc. (a)	7,703	162,996
Heritage Commerce Corp. (a)	8,026	147,117

Security Description	Shares	Value

Commercial Banks—(Continued)
Home Bancshares, Inc. (a)	6,644	$138,660
Horizon Financial Corp. (a)	7,025	97,015
IBERIABANK Corp. (a)	6,673	295,280
Independent Bank Corp. (a)	12,902	133,923
Independent Bank Corp. (Massachusetts) (a)	10,279	303,745
Integra Bank Corp. (a)	12,892	208,850
International Bancshares Corp. (a)	30,207	682,074
Investors Bancorp, Inc. (b)	34,761	533,581
Irwin Financial Corp. (a)	14,305	75,960
Lakeland Bancorp, Inc. (a)	12,623	163,215
Lakeland Financial Corp. (a)	7,109	161,019
Macatawa Bank Corp. (a)	8,564	89,151
Mainsource Financial Group, Inc. (a)	9,884	153,202
MB Financial, Inc. (a)	22,095	680,084
Midwest Banc Holdings, Inc. (a)	9,773	124,899
Nara Bancorp, Inc. (a)	15,312	198,903
National Penn Bancshares, Inc. (a)	48,505	882,306
NBT Bancorp, Inc. (a)	20,656	458,563
Old National Bancorp (a)	43,737	787,266
Old Second Bancorp, Inc. (a)	7,369	195,721
Omega Financial Corp. (a)	8,619	268,913
Oriental Financial Group, Inc.	14,047	276,866
Pacific Capital Bancorp (a)	29,016	623,844
Park National Corp. (a)	6,924	490,565
People’s Bancorp, Inc.	5,816	140,224
Pinnacle Financial Partners, Inc. (a) (b)	9,322	238,643
Preferred Bank (Los Angeles, CA) (a)	5,780	96,468
PrivateBancorp, Inc. (a)	10,384	326,785
Prosperity Bancshares, Inc. (a)	22,146	634,704
Provident Bankshares Corp. (a)	19,334	207,647
Renasant Corp. (a)	12,711	285,998
S&T Bancorp, Inc. (a)	16,636	535,180
S.Y. Bancorp, Inc. (a)	7,249	168,467
Sandy Spring Bancorp, Inc. (a)	9,035	248,643
SCBT Financial Corp.	5,080	171,704
Seacoast Banking Corp. (a)	10,259	112,336
Security Bank Corp. (a)	10,720	85,224
Signature Bank (b)	19,686	501,993
Simmons First National Corp. (a)	8,478	252,051
Southside Bancshares, Inc. (a)	5,529	133,083
Southwest Bancorp, Inc. (Oklahoma)	10,385	181,841
Sterling Bancorp (a)	13,033	202,403
Sterling Bancshares, Inc.	42,923	426,655
Sterling Financial Corp. (Pennsylvania) (a) (b)	16,721	291,782
Sterling Financial Corp. (Washington) (a)	29,125	454,641
Suffolk Bancorp (a)	5,413	171,484
Sun Bancorp, Inc. (New Jersey) (a) (b)	7,876	103,727
Superior Bancorp (a)	21,831	108,500
Susquehanna Bancshares, Inc. (a)	53,865	1,097,230
SVB Financial Group (a) (b)	22,783	994,250
Texas Capital Bancshares, Inc. (b)	13,432	226,732
The Bancorp, Inc. (b)	5,606	67,721
The South Financial Group, Inc. (a)	44,741	664,851
Tompkins Trustco, Inc. (a)	4,886	240,391
TriCo Bancshares (a)	7,390	127,921
Trustmark Corp. (a)	31,258	696,428
UCBH Holdings, Inc. (a)	60,126	466,578

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-128

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Commercial Banks—(Continued)
UMB Financial Corp. (a)	21,357	$879,908
Umpqua Holdings Corp. (a)	37,028	574,304
Union Bankshares Corp. (a)	7,036	136,287
United Bankshares, Inc. (a)	24,546	654,151
United Community Bank, Inc. (a)	24,941	423,498
Univest Corp. (a)	7,788	203,968
Virginia Commerce Bancorp (a) (b)	11,846	135,992
W Holding Co., Inc. (a)	70,473	83,863
Washington Trust Bancorp, Inc. (a)	6,459	160,312
WesBanco, Inc.	11,956	295,433
West Coast Bancorp	9,015	131,529
Westamerica Bancorporation (a)	18,288	961,949
Western Alliance BanCorp (a) (b)	10,257	131,905
Wintrust Financial Corp.	16,617	580,764

		40,299,363

Commercial Services & Supplies—4.3%
ABM Industries, Inc.	27,860	625,178
Acco Brands Corp. (a) (b)	32,678	443,440
Administaff, Inc.	14,105	333,019
American Ecology Corp.	10,910	276,350
American Reprographics Co. (a) (b)	18,156	269,435
Bowne & Co., Inc.	20,659	315,050
Brady Corp.	30,399	1,016,239
Casella Waste Systems, Inc. (b)	15,671	171,284
CBIZ, Inc. (a) (b)	32,679	265,354
CDI Corp.	7,746	194,037
Cenveo, Inc. (a) (b)	31,208	326,436
Clean Harbors, Inc. (b)	10,307	669,955
Comfort Systems USA, Inc.	24,012	312,396
COMSYS IT Partners, Inc. (b)	9,602	81,233
Consolidated Graphics, Inc. (b)	5,692	319,037
Cornell Companies, Inc. (a) (b)	7,626	171,280
CoStar Group, Inc. (a) (b)	11,684	502,412
CRA International, Inc. (a) (b)	6,375	204,893
Deluxe Corp.	36,692	704,853
Diamond Management & Technology, Inc. (a)	16,170	104,297
EnergySolutions, Inc.	14,500	332,630
Ennis, Inc.	15,615	262,020
Exponent, Inc. (b)	9,587	314,837
FTI Consulting, Inc. (b)	28,177	2,001,694
Fuel Tech, Inc. (a) (b)	10,672	218,776
G&K Services, Inc.	12,200	434,442
GeoEye, Inc. (b)	10,978	285,318
Healthcare Services Group, Inc. (a)	28,064	579,241
Heidrick & Struggles International, Inc. (a)	11,860	385,806
Herman Miller, Inc.	37,758	927,714
Hudson Highland Group, Inc. (b)	14,268	120,850
Huron Consulting Group, Inc. (b)	11,643	483,767
IHS, Inc. (b)	19,044	1,224,720
IKON Office Solutions, Inc.	52,171	396,500
Innerworkings, Inc. (a) (b)	14,610	204,978
Interface, Inc.	33,244	467,078
Kelly Services, Inc. (Class A)	14,642	301,040
Kenexa Corp. (a) (b)	15,403	284,647
Kforce, Inc. (b)	18,129	160,260

Security Description	Shares	Value

Commercial Services & Supplies—(Continued)
Knoll, Inc.	30,139	$347,804
Korn/Ferry International (b)	26,919	454,931
Layne Christensen Co. (b)	9,885	346,173
LECG Corp. (b)	14,501	135,729
M&F Worldwide Corp. (a) (b)	8,341	311,870
McGrath Rentcorp (a)	15,045	362,735
Mine Safety Appliances Co. (a)	18,278	752,871
Mobile Mini, Inc. (b)	23,164	440,116
Navigant Consulting, Inc. (a) (b)	30,039	570,140
Odyssey Marine Exploration, Inc. (a) (b)	25,579	137,871
On Assignment, Inc. (a) (b)	20,637	131,045
PeopleSupport, Inc. (a) (b)	13,989	127,580
PHH Corp. (b)	34,498	601,300
Pike Electric Corp. (b)	10,661	148,508
Resources Connection, Inc. (b)	30,533	545,625
Rollins, Inc.	24,760	438,004
RSC Holdings, Inc. (a) (b)	14,238	155,194
Schawk, Inc. (a)	10,309	164,841
School Specialty, Inc. (a) (b)	13,686	431,656
Spherion Corp. (b)	36,226	221,703
Team, Inc.	8,561	233,715
TeleTech Holdings, Inc. (a) (b)	25,316	568,597
Tetra Technologies, Inc. (b)	34,691	676,821
The Advisory Board Co. (b)	11,952	656,643
The Geo Group, Inc. (b)	30,521	868,017
TrueBlue, Inc. (b)	30,139	405,068
United Stationers, Inc. (b)	15,468	737,824
Viad Corp.	14,216	511,918
Volt Information Sciences, Inc. (a) (b)	7,738	131,237
Waste Connections, Inc. (b)	42,411	1,303,714
Watson Wyatt & Co. Holdings	26,475	1,502,456

		31,114,202

Communications Equipment—2.0%
3Com Corp. (b)	237,144	543,060
Acme Packet, Inc. (a) (b)	15,723	125,627
Adtran, Inc.	35,649	659,507
Anaren, Inc. (b)	13,662	172,961
Arris Group, Inc. (b)	94,592	550,525
Avanex Corp. (a) (b)	116,708	82,863
Avocent Corp. (b)	31,883	538,823
Bel Fuse, Inc. (Class B) (a)	7,133	198,725
Black Box Corp.	12,292	379,208
Blue Coat Systems, Inc. (b)	20,555	453,032
Comtech Group, Inc. (a) (b)	10,935	117,989
Comtech Telecommunications Corp. (b)	14,811	577,629
Digi International, Inc. (b)	18,330	211,528
Ditech Networks, Inc. (a) (b)	23,945	70,398
Dycom Industries, Inc. (b)	26,092	313,365
EMS Technologies, Inc. (b)	8,296	225,153
Extreme Networks, Inc. (a) (b)	74,142	229,840
Finisar Corp. (a) (b)	163,124	208,799
Foundry Networks, Inc. (b)	93,327	1,080,727
Harmonic, Inc. (b)	58,826	447,078
Harris Stratex Networks, Inc. (a) (b)	13,458	134,984
Hughes Communications, Inc. (a) (b)	4,058	205,659

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-129

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Communications Equipment—(Continued)
InterDigital, Inc. (a) (b)	30,258	$599,411
Ixia (b)	26,295	204,049
Loral Space & Communications, Inc. (a) (b)	6,397	152,504
MasTec, Inc. (b)	25,880	212,475
MRV Communications, Inc. (a) (b)	90,098	123,434
Netgear, Inc. (a) (b)	21,529	429,504
Network Equipment Technologies, Inc. (b)	16,985	111,591
Nextwave Wireless, Inc. (a) (b)	17,365	87,693
Oplink Communications, Inc. (a) (b)	14,091	124,987
OpNext, Inc. (a) (b)	18,542	101,054
Orbcomm, Inc. (a) (b)	16,019	79,454
Packeteer, Inc. (a) (b)	25,147	127,998
Plantronics, Inc.	29,185	563,562
Polycom, Inc. (b)	61,112	1,377,465
Powerwave Technologies, Inc. (a) (b)	73,012	186,181
Sonus Networks, Inc. (a) (b)	159,961	550,266
Sycamore Networks, Inc. (b)	115,462	422,591
Symmetricom, Inc. (a) (b)	28,539	99,601
Tekelec, Inc. (a) (b)	37,743	469,900
UTStarcom, Inc. (a) (b)	77,850	221,094
ViaSat, Inc. (b)	14,912	323,889

		14,096,183

Computers & Peripherals—0.8%
Adaptec, Inc. (b)	71,017	208,790
Avid Technology, Inc. (a) (b)	24,962	607,575
Cray, Inc. (a) (b)	20,991	125,106
Electronics for Imaging, Inc. (b)	33,985	507,056
Emulex Corp. (b)	51,645	838,715
Hutchinson Technology, Inc. (a) (b)	16,128	256,597
Hypercom Corp. (b)	27,716	120,287
Imation Corp. (a)	21,384	486,272
Immersion Corp. (b)	16,446	116,931
Intermec, Inc. (a) (b)	36,682	813,974
Intevac, Inc. (b)	14,334	185,625
Novatel Wireless, Inc. (a) (b)	18,653	180,561
Palm, Inc. (a) (b)	62,480	312,400
Quantum Corp. (a) (b)	116,270	248,818
Rackable Systems, Inc. (a) (b)	18,071	164,808
Rimage Corp. (b)	6,386	139,853
Stratasys, Inc. (a) (b)	11,733	208,847
Synaptics, Inc. (a) (b)	15,310	365,603

		5,887,818

Construction & Engineering—0.5%
Aecom Technology Corp. (b)	26,030	677,040
EMCOR Group, Inc. (b)	38,577	856,795
Granite Construction, Inc. (a)	21,617	707,092
Insituform Technologies, Inc. (a) (b)	18,179	251,415
Integrated Electrical Services, Inc. (a) (b)	8,328	130,833
Michael Baker Corp.	4,608	103,496
Northwest Pipe Co. (a) (b)	5,677	241,216
Perini Corp. (b)	16,122	584,100

		3,551,987

Security Description	Shares	Value

Construction Materials—0.2%
Headwaters, Inc. (a) (b)	23,430	$309,042
Texas Industries, Inc. (a)	16,438	988,088
U.S. Concrete, Inc. (a) (b)	19,458	73,940

		1,371,070

Consumer Finance—0.3%
Advance America Cash Advance Centers, Inc.	43,274	326,719
Advanta Corp. (Class B) (a)	22,458	157,880
Cash America International, Inc.	17,989	654,799
CompuCredit Corp. (a) (b)	11,875	105,331
Dollar Financial Corp. (a) (b)	9,938	228,574
EzCorp., Inc. (b)	20,427	251,456
First Cash Financial Services (b)	15,881	164,051
Nelnet, Inc. (a)	10,868	127,699
World Acceptance Corp. (a) (b)	12,260	390,481

		2,406,990

Containers & Packaging—0.7%
AEP Industries, Inc. (a) (b)	4,294	130,065
AptarGroup, Inc.	45,183	1,758,974
Boise, Inc. (a) (b)	12,563	80,403
Chesapeake Corp. (a) (b)	14,739	70,895
Graphic Packaging Holding Co. (a) (b)	41,742	121,887
Greif, Inc.	19,842	1,347,867
Myers Industries, Inc.	18,955	248,879
Rock Tennessee Co.	20,366	610,369
Silgan Holdings, Inc.	14,320	710,702

		5,080,041

Distributors—0.3%
Building Materials Holdings Corp. (a)	17,215	75,402
Core-Mark Holding Co., Inc. (a) (b)	5,639	162,065
LKQ Corp. (b)	70,158	1,576,450

		1,813,917

Diversified Consumer Services—1.3%
Bright Horizons Family Solutions, Inc. (b)	16,173	696,086
Capella Education Co. (a) (b)	6,686	365,056
Coinstar, Inc. (a) (b)	16,369	460,624
Corinthian Colleges, Inc. (a) (b)	50,281	363,532
CPI Corp. (a)	3,276	56,576
DeVry, Inc.	37,086	1,551,678
INVESTools, Inc. (a) (b)	39,002	428,632
Jackson Hewitt Tax Service, Inc. (a)	21,669	248,543
Matthews International Corp.	19,430	937,497
PrePaid Legal Services, Inc. (a)	4,860	206,113
Regis Corp.	27,373	752,484
Sotheby’s Holdings, Inc. (Class A) (a)	45,005	1,301,095
Steiner Leisure, Ltd. (b)	10,437	344,421
Stewart Enterprises, Inc. (a)	59,993	385,155
Strayer Education, Inc. (a)	8,959	1,366,247
Universal Technical Institute, Inc. (a) (b)	14,118	165,604

		9,629,343

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-130

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Diversified Financial Services—0.5%
Alternative Asset Management Aquisition Corp. (a)	12,563	$118,972
Asset Acceptance Capital Corp. (a) (b)	15,616	150,382
ASTA Funding, Inc. (a)	6,497	90,503
Compass Diversified Trust	14,166	186,283
Financial Federal Corp. (a)	16,143	352,079
Heckmann Corp. (a) (b)	26,000	193,700
Hicks Acquisition Co. I, Inc. (a) (b)	26,700	245,106
Interactive Brokers Group, Inc. (b)	24,288	623,473
Marathon Aquisition Corp. (a) (b)	44,481	343,393
MarketAxess Holdings, Inc. (a) (b)	22,737	226,006
NRDC Acquisition Corp. (b)	20,000	183,800
Pico Holdings, Inc. (a) (b)	9,148	276,544
Portfolio Recovery Associates, Inc. (a) (b)	10,501	450,388
Primus Guaranty, Ltd. (a) (b)	27,878	99,803
Resource America, Inc. (a)	8,256	78,019
Triplecrown Acquisition Corp. (a) (b)	23,200	211,584

		3,830,035

Diversified Telecommunication Services—0.9%
Alaska Communication Systems, Inc. (a)	23,688	289,941
Atlantic Tele-Network, Inc.	5,823	196,992
Cbeyond, Inc. (a) (b)	12,633	237,374
Cincinnati Bell, Inc. (b)	150,258	640,099
Cogent Communications Group, Inc. (a) (b)	30,249	553,859
Consolidated Communications Holdings, Inc. (a)	14,378	217,539
Fairpoint Communications, Inc. (a)	21,144	190,719
General Communication, Inc. (b)	33,319	204,579
Global Crossing, Ltd. (a) (b)	14,700	222,852
IDT Corp. (Class B) (a)	29,001	112,234
Iowa Telecommunications Services, Inc. (a)	19,030	337,402
NTELOS Holdings Corp.	16,786	406,221
PAETEC Holding Corp. (a) (b)	46,215	307,792
Premiere Global Services, Inc. (b)	37,778	541,736
Shenandoah Telecommunications Co.	14,453	214,483
SureWest Communications (a)	9,472	146,437
Time Warner Telecom, Inc. (Class A) (a) (b)	92,349	1,430,486

		6,250,745

Electric Utilities—1.2%
Allete, Inc.	16,309	629,854
Central Vermont Public Service	6,238	149,088
Cleco Corp.	36,237	803,737
El Paso Electric Co. (b)	30,498	651,742
Empire District Electric Co.	18,221	368,975
IDACORP, Inc. (a) (b)	26,741	858,654
ITC Holdings Corp.	29,885	1,555,813
MGE Energy, Inc. (a)	12,048	410,355
Otter Tail Corp. (a)	17,338	613,592
Portland General Electric Co.	18,293	412,507
UIL Holdings Corp. (a)	14,601	439,928
Unisource Energy Corp.	21,416	476,720
Westar Energy, Inc.	63,101	1,436,810

		8,807,775

Security Description	Shares	Value

Electrical Equipment—1.6%
A.O. Smith Corp. (a)	13,278	$436,448
Acuity Brands, Inc. (a)	28,529	1,225,321
American Superconductor Corp. (a) (b)	23,917	554,635
AZZ, Inc. (a) (b)	7,338	261,086
Baldor Electric Co. (a)	27,117	759,276
Belden, Inc. (a)	29,488	1,041,516
Coleman Cable, Inc. (a) (b)	8,447	92,917
Encore Wire Corp. (a)	14,708	267,833
Energy Conversion Devices, Inc. (a) (b)	24,290	726,271
EnerSys (b)	13,372	319,858
Evergreen Solar, Inc. (a) (b)	61,894	573,757
Franklin Electric, Inc. (a)	12,359	422,307
FuelCell Energy, Inc. (a) (b)	41,421	275,450
GrafTech International, Ltd. (b)	65,425	1,060,539
II-VI, Inc. (b)	16,368	621,657
LSI Industries, Inc.	16,398	216,618
Medis Technologies, Ltd. (a) (b)	11,847	107,452
Powell Industries, Inc. (b)	4,404	173,385
Power-One, Inc. (a) (b)	46,502	149,271
Regal Beloit Corp. (a)	19,177	702,454
Superior Essex, Inc. (b)	12,255	344,611
Vicor Corp. (a)	15,700	187,458
Woodward Governor Co.	37,350	997,992

		11,518,112

Electronic Equipment & Instruments—2.7%
Acacia Research Corp. (a) (b)	16,062	92,356
Agilysys, Inc. (a)	20,665	239,714
Anixter International, Inc. (a) (b)	20,208	1,294,120
Benchmark Electronics, Inc. (b)	43,585	782,351
Brightpoint, Inc. (a) (b)	30,518	255,130
Checkpoint Systems, Inc. (b)	26,372	708,088
Cogent, Inc. (a) (b)	27,200	256,496
Cognex Corp.	27,796	606,787
CTS Corp.	24,167	258,587
Daktronics, Inc. (a)	24,015	430,109
DTS, Inc. (a) (b)	13,103	314,472
Echelon Corp. (a) (b)	22,668	306,018
Electro Scientific Industries, Inc. (b)	17,241	284,132
Excel Technology, Inc. (b)	6,734	181,549
FARO Technologies, Inc. (b)	9,100	283,738
FLIR Systems, Inc. (a) (b)	84,398	2,539,536
Gerber Scientific, Inc. (b)	12,272	109,098
Insight Enterprises, Inc. (b)	31,718	555,065
Itron, Inc. (a) (b)	19,429	1,753,079
Kemet Corp. (b)	47,399	191,492
L-1 Identity Solutions, Inc. (a) (b)	39,104	520,083
Littelfuse, Inc. (b)	13,779	481,852
LoJack Corp. (b)	15,167	191,711
Measurement Specialties, Inc. (b)	10,016	174,980
Mercury Computer Systems, Inc. (b)	12,071	67,839
Methode Electronics, Inc.	22,249	260,091
MTS Systems Corp.	11,959	385,797
Newport Corp. (a) (b)	26,749	298,786
OSI Systems, Inc. (b)	10,131	233,216
OYO Geospace Corp. (a) (b)	2,297	104,330

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-131

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Electronic Equipment & Instruments—(Continued)
Park Electrochemical Corp.	12,787	$330,544
Plexus Corp. (b)	31,220	875,721
RadiSys Corp. (a) (b)	14,648	147,798
Rofin-Sinar Technologies, Inc. (b)	19,918	894,318
Rogers Corp. (a) (b)	11,170	373,190
ScanSource, Inc. (a) (b)	16,538	598,510
Smart Modular Technologies, Inc. (b)	30,764	191,044
SYNNEX Corp. (a) (b)	9,776	207,447
Technitrol, Inc.	27,072	626,175
TTM Technologies, Inc. (b)	26,267	297,342
Universal Display Corp. (a) (b)	15,842	226,857
X-Rite, Inc. (b)	15,649	93,425
Zygo Corp. (b)	9,717	120,879

		19,143,852

Energy Equipment & Services—2.8%
Allis-Chalmers Energy, Inc. (a) (b)	16,875	232,706
Atwood Oceanics, Inc. (b)	17,041	1,563,001
Basic Energy Services, Inc. (a) (b)	24,942	550,719
Bristow Group, Inc. (a)	12,623	677,476
Bronco Drilling Co., Inc. (a) (b)	16,422	264,558
Cal Dive International, Inc. (b)	26,651	276,637
CARBO Ceramics, Inc. (a)	12,789	512,839
Complete Production Services, Inc. (a) (b)	26,058	597,771
Dawson Geophysical Co. (a) (b)	4,314	291,195
Dril-Quip, Inc. (b)	16,221	753,790
Exterran Holdings, Inc. (a) (b)	37,973	2,450,777
Grey Wolf, Inc. (a) (b)	111,714	757,421
Gulf Island Fabrication, Inc.	6,921	198,771
Gulfmark Offshore, Inc. (a) (b)	13,789	754,534
Hercules Offshore, Inc. (b)	55,077	1,383,534
Hornbeck Offshore Services, Inc. (a) (b)	15,736	718,663
ION Geophysical Corp. (a) (b)	52,448	723,782
Lufkin Industries, Inc.	8,679	553,894
Matrix Service Co. (b)	18,598	319,514
NATCO Group, Inc. (b)	10,702	500,318
Newpark Resources, Inc. (a) (b)	50,255	256,300
Oil States International, Inc. (b)	32,934	1,475,773
Parker Drilling Co. (a) (b)	67,944	438,918
PHI, Inc. (a) (b)	7,353	231,914
Pioneer Drilling Co. (a) (b)	30,616	487,713
RPC, Inc. (a)	23,695	359,927
Superior Well Services, Inc. (a) (b)	10,288	224,999
T-3 Energy Services, Inc. (b)	3,000	127,695
Trico Marine Services, Inc. (a) (b)	6,649	259,112
Union Drilling, Inc.	6,700	117,217
W-H Energy Services, Inc. (b)	19,242	1,324,812
Willbros Group, Inc. (a) (b)	23,421	716,683

		20,102,963

Exchange Traded Funds—1.9%
iShares Russell 2000 Index Fund (a)	194,300	13,311,493

Food & Staples Retailing—0.9%
Casey’s General Stores, Inc. (a)	29,357	663,468
Great Atlantic & Pacific Tea Co., Inc. (a) (b)	15,655	410,474

Security Description	Shares	Value

Food & Staples Retailing—(Continued)
Ingles Markets, Inc. (a)	7,334	$180,343
Longs Drug Stores Corp. (a)	22,066	936,923
Nash Finch Co. (a)	9,613	326,650
Performance Food Group Co. (b)	21,973	718,078
Pricesmart, Inc. (a)	8,493	235,341
Ruddick Corp.	25,820	951,725
Spartan Stores, Inc.	12,461	259,812
The Andersons, Inc. (a)	10,048	448,241
The Pantry, Inc. (b)	14,653	308,885
United Natural Foods, Inc. (a) (b)	26,341	492,840
Weis Markets, Inc.	7,822	269,624
Winn-Dixie Stores, Inc. (a) (b)	21,026	377,627

		6,580,031

Food Products—1.3%
Cal-Maine Foods, Inc. (a)	6,101	203,651
Chiquita Brands International, Inc. (a)	24,548	567,304
Darling International, Inc. (b)	48,525	628,399
Flowers Foods, Inc.	52,138	1,290,416
Fresh Del Monte Produce, Inc. (a) (b)	19,008	691,891
Green Mountain Coffee Roasters, Inc. (a) (b)	10,328	326,881
Hain Celestial Group, Inc. (a) (b)	24,296	716,732
Imperial Sugar Co. (a)	6,849	128,898
J&J Snack Foods Corp.	7,714	211,904
Lancaster Colony Corp.	17,199	687,272
Lance, Inc.	19,320	378,672
Pilgrim’s Pride Corp. (a)	24,334	492,277
Ralcorp Holdings, Inc. (b)	15,749	915,804
Reddy Ice Holdings, Inc. (a)	13,615	177,403
Sanderson Farms, Inc. (a)	9,546	362,844
Seaboard Corp. (a)	219	342,735
Tootsie Roll Industries, Inc. (a)	23,418	590,136
Treehouse Foods, Inc. (b)	18,656	426,476

		9,139,695

Gas Utilities—0.9%
EnergySouth, Inc. (a)	4,257	222,173
Laclede Group, Inc. (a)	12,890	459,271
New Jersey Resources Corp. (a)	24,929	774,030
Nicor, Inc. (a)	28,093	941,396
Northwest Natural Gas Co.	16,676	724,405
Piedmont Natural Gas Co. (a)	50,197	1,318,173
South Jersey Industries, Inc. (a)	18,897	663,474
Southwest Gas Corp.	24,831	694,275
WGL Holdings, Inc. (a)	30,006	961,992

		6,759,189

Health Care Equipment & Supplies—3.4%
Abaxis, Inc. (b)	12,540	290,552
ABIOMED, Inc. (a) (b)	19,560	257,018
Accuray, Inc. (a) (b)	9,517	74,328
Align Technology, Inc. (a) (b)	35,857	398,371
American Medical Systems Holdings, Inc. (a) (b)	44,713	634,477
Analogic Corp.	9,258	616,027
Angiodynamics, Inc. (b)	12,607	145,737

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-132

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Health Care Equipment & Supplies—(Continued)
ArthroCare Corp. (a) (b)	17,369	$579,256
Aspect Medical Systems, Inc. (a) (b)	9,240	56,364
Conceptus, Inc. (a) (b)	18,228	338,312
Conmed Corp. (b)	16,200	415,368
Cutera, Inc. (a) (b)	8,601	115,855
Cyberonics, Inc. (a) (b)	16,539	239,816
Cynosure, Inc. (a) (b)	4,867	103,667
Datascope Corp.	9,172	379,996
ev3, Inc. (a) (b)	33,522	272,869
Greatbatch, Inc. (a) (b)	14,650	269,706
Haemonetics Corp. (b)	17,070	1,017,031
Hologic, Inc. (a) (b)	74,590	4,147,204
I Flow Corp. (a) (b)	19,111	268,127
ICU Medical, Inc. (a) (b)	9,981	287,153
Immucor, Inc. (b)	45,187	964,291
Integra LifeSciences Holdings (a) (b)	11,261	489,516
Invacare Corp. (a)	18,340	408,615
Inverness Medical Innovations, Inc. (a) (b)	47,513	1,430,141
Kensey Nash Corp. (b)	8,837	255,831
Masimo Corp. (a) (b)	9,947	258,622
Medical Action Industries, Inc. (b)	8,826	145,011
Mentor Corp. (a)	22,570	580,500
Meridian Bioscience, Inc.	24,310	812,683
Merit Medical Systems, Inc. (b)	18,475	292,459
Micrus Endovascular Corp. (a) (b)	9,469	117,037
Minrad International, Inc. (a) (b)	30,250	71,088
Natus Medical, Inc. (a) (b)	11,359	206,166
Northstar Neuroscience, Inc. (a) (b)	12,720	20,098
NuVasive, Inc. (b)	20,591	710,595
NxStage Medical, Inc. (a) (b)	13,074	56,480
OraSure Technologies, Inc. (a) (b)	34,671	253,445
Orthofix International NV (b)	10,154	403,825
Palomar Medical Technologies, Inc. (a) (b)	11,206	169,211
Quidel Corp. (b)	19,051	305,959
RTI Biologics, Inc. (b)	18,890	178,511
Sirona Dental Systems, Inc. (a) (b)	10,033	270,590
Sonic Innovations, Inc. (a) (b)	17,151	82,839
SonoSite, Inc. (b)	10,253	291,493
Spectranetics Corp. (a) (b)	19,194	160,462
Stereotaxis, Inc. (a) (b)	20,830	123,314
STERIS Corp.	39,327	1,055,143
SurModics, Inc. (a) (b)	9,719	407,032
Symmetry Medical, Inc. (b)	19,457	322,986
Thoratec Corp. (a) (b)	34,557	493,820
TomoTherapy, Inc. (a) (b)	7,004	100,507
Vital Signs, Inc.	6,688	338,747
Volcano Corp. (b)	17,311	216,388
West Pharmaceutical Services, Inc.	19,799	875,710
Wright Medical Group, Inc. (b)	22,902	552,854
Zoll Medical Corp. (b)	11,101	295,176

		24,624,379

Health Care Providers & Services—2.5%
Air Methods Corp. (a) (b)	6,724	325,240
Alliance Imaging, Inc. (b)	16,629	143,009
Amedisys, Inc. (b)	16,045	631,210

Security Description	Shares	Value

Health Care Providers & Services—(Continued)
American Dental Partners, Inc. (a) (b)	7,963	$77,002
AMERIGROUP Corp. (b)	31,664	865,377
AMN Healthcare Services, Inc. (b)	21,359	329,356
AmSurg Corp. (b)	20,671	489,489
Apria Healthcare Group, Inc. (b)	26,027	514,033
Assisted Living Concepts, Inc. (a) (b)	51,522	303,465
athenahealth, Inc. (a) (b)	3,400	80,478
BIO-Reference Laboratories, Inc. (a) (b)	6,543	172,931
Capital Senior Living Corp. (b)	17,540	141,197
Centene Corp. (b)	26,172	364,838
Chemed Corp.	15,280	644,816
Cross Country Healthcare, Inc. (b)	22,155	274,057
CryoLife, Inc. (a) (b)	14,371	135,087
Emergency Medical Services Corp. (a) (b)	5,882	145,227
Gentiva Health Services, Inc. (b)	18,854	410,263
HealthExtras, Inc. (b)	18,671	463,788
Healthsouth Corp. (a) (b)	47,674	848,120
Healthspring, Inc. (b)	29,248	411,812
Healthways, Inc. (a) (b)	21,297	752,636
HMS Holdings Corp. (b)	13,181	376,318
Hythiam, Inc. (a) (b)	26,423	31,972
inVentiv Health, Inc. (b)	18,678	538,113
Kindred Healthcare, Inc. (b)	18,529	405,229
Landauer, Inc.	5,855	294,741
LCA-Vision, Inc. (a)	12,447	155,588
LHC Group, Inc. (b)	8,704	146,227
Magellan Health Services, Inc. (a) (b)	24,247	962,363
Matria Healthcare, Inc. (b)	12,568	280,266
MedCath Corp. (b)	5,739	104,450
Molina Healthcare, Inc. (a) (b)	8,197	200,171
MWI Veterinary Supply, Inc. (a) (b)	5,393	190,157
National Healthcare Corp. (a)	3,588	174,736
Nighthawk Radiology Holdings, Inc. (a) (b)	13,278	124,282
Odyssey Healthcare, Inc. (b)	25,972	233,748
Owens & Minor, Inc.	24,307	956,237
PharMerica Corp. (b)	16,146	267,539
Providence Service Corp. (a) (b)	9,010	270,300
PSS World Medical, Inc. (b)	42,327	705,168
Psychiatric Solutions, Inc. (a) (b)	37,105	1,258,602
RehabCare Group, Inc. (b)	10,778	161,670
Res-Care, Inc. (b)	14,684	251,831
Skilled Healthcare Group, Inc. (b)	14,177	155,663
Sun Healthcare Group, Inc. (b)	26,563	349,038
Sunrise Senior Living, Inc. (a) (b)	28,803	641,731
Triple-S Management Corp. (b)	5,500	97,103

		17,856,674

Health Care Technology—0.4%
Allscripts Heathcare Solutions, Inc. (a) (b)	33,557	346,308
Computer Programs & Systems, Inc. (a)	5,856	122,390
Eclipsys Corp. (a) (b)	29,942	587,163
Omnicell, Inc. (a) (b)	20,699	416,050
Phase Forward, Inc. (b)	25,352	433,012
Trizetto Group (a) (b)	28,410	474,163
Vital Images, Inc. (b) (a) (b)	10,111	149,845

		2,528,931

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-133

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Hotels, Restaurants & Leisure—2.5%
AFC Enterprises, Inc. (a) (b)	19,632	$176,492
Ambassadors Group, Inc. (a)	11,473	216,725
Ambassadors International, Inc. (a)	6,497	48,143
Ameristar Casinos, Inc. (a)	16,928	308,936
Bally Technologies, Inc. (a) (b)	32,474	1,115,157
BJ’s Restaurants, Inc. (a) (b)	10,206	147,068
Bluegreen Corp. (a) (b)	14,301	95,817
Bob Evans Farms, Inc. (a)	19,755	545,040
Buffalo Wild Wings, Inc. (a) (b)	11,369	278,540
California Pizza Kitchen, Inc. (a) (b)	16,897	221,520
CBRL Group, Inc. (a)	14,976	535,691
CEC Entertainment, Inc. (b)	16,475	475,798
Chipotle Mexican Grill, Inc. (a) (b)	20,064	1,948,014
Churchill Downs, Inc.	5,549	262,135
CKE Restaurants, Inc. (a)	35,991	403,819
Denny’s Corp. (b)	67,630	201,537
Domino’s Pizza, Inc. (a) (b)	26,291	354,666
Gaylord Entertainment Co. (a) (b)	26,984	817,345
Great Wolf Resorts, Inc. (a) (b)	18,410	117,456
IHOP Corp. (a)	10,820	518,278
Isle of Capri Casinos, Inc. (a) (b)	8,638	61,762
Jack in the Box, Inc. (b)	37,088	996,555
Jamba, Inc. (a) (b)	32,282	85,547
Krispy Kreme Doughnuts, Inc. (a) (b)	38,377	117,050
Landry’s Restaurants, Inc. (a)	8,548	139,161
Life Time Fitness, Inc. (a) (b)	19,048	594,488
Lodgian, Inc. (b)	12,497	139,342
Marcus Corp. (a)	11,284	216,653
McCormick & Schmick’s Seafood Restaurants, Inc. (a) (b)	8,788	102,380
Monarch Casino & Resort, Inc. (a) (b)	6,371	112,830
Morgans Hotel Group Co. (a) (b)	13,254	196,424
MTR Gaming Group, Inc. (a) (b)	13,571	94,997
Multimedia Games, Inc. (a) (b)	17,111	91,373
O’Charleys, Inc. (a)	16,600	191,232
P.F. Chang’s China Bistro, Inc. (a) (b)	16,111	458,197
Papa John’s International, Inc. (b)	13,676	331,096
Peet’s Coffee & Tea, Inc. (a) (b)	8,820	207,358
Pinnacle Entertainment, Inc. (a) (b)	36,031	461,197
Premier Exhibitions, Inc. (a) (b)	18,145	109,596
Red Robin Gourmet Burgers, Inc. (a) (b)	9,999	375,662
Riviera Holdings Corp. (a) (b)	6,475	133,450
Ruby Tuesday, Inc. (a)	35,010	262,575
Ruth’s Chris Steak House, Inc. (a) (b)	10,533	72,783
Shuffle Master, Inc. (a) (b)	20,839	111,489
Six Flags, Inc. (a) (b)	53,836	88,291
Sonic Corp. (a) (b)	37,820	833,553
Speedway Motorsports, Inc.	8,883	222,697
Texas Roadhouse, Inc. (a) (b)	31,607	309,749
The Steak N Shake Co. (a) (b)	15,973	125,707
Town Sports International Holdings, Inc. (a) (b)	10,287	65,940
Triarc Cos., Inc. (a)	38,211	264,038
Trump Entertainment Resorts, Inc. (a) (b)	17,059	61,412
Vail Resorts, Inc. (a) (b)	19,470	940,206
WMS Industries, Inc. (a) (b)	23,739	853,892

		18,216,859

Security Description	Shares	Value

Household Durables—1.1%
American Greetings Corp. (Class A) (a)	32,419	$601,373
Avatar Holding, Inc. (a) (b)	3,358	146,375
Beazer Homes USA, Inc. (a) (b)	23,725	224,201
Blyth, Inc.	15,326	302,229
Brookfield Homes Corp. (a)	8,314	139,675
Champion Enterprises, Inc. (a) (b)	51,174	513,275
CSS Industries, Inc.	4,704	164,452
Ethan Allen Interiors, Inc. (a)	15,394	437,651
Furniture Brands International, Inc. (a)	29,013	339,452
Helen of Troy, Ltd. (b)	18,491	310,094
Hooker Furniture Corp. (a)	7,384	164,959
Hovnanian Enterprises, Inc. (Class A) (a) (b)	22,223	235,564
iRobot Corp. (a) (b)	12,683	217,006
Kimball International, Inc. (Class B) (a)	17,331	185,788
La-Z-Boy, Inc. (a)	32,284	269,249
Libbey, Inc.	9,115	153,497
M/I Homes, Inc. (a)	8,667	147,166
Meritage Homes Corp. (a) (b)	14,229	274,904
National Presto Industries, Inc. (a)	2,609	136,712
Russ Berrie & Co., Inc. (a) (b)	10,539	148,178
Sealy Corp. (a)	27,397	208,217
Standard-Pacific Corp. (a)	39,264	190,823
Syntax-Brillian Corp. (a) (b)	36,580	35,848
Tempur-Pedic International, Inc. (a)	47,078	517,858
Tupperware Corp.	37,995	1,469,647
Universal Electronics, Inc. (a) (b)	10,896	263,792
WCI Communities, Inc. (a) (b)	20,664	69,224

		7,867,209

Household Products—0.1%
Central Garden & Pet Co. (a) (b)	43,733	194,175
Spectrum Brands, Inc. (a) (b)	34,225	156,408
WD-40 Co.	10,145	337,321

		687,904

Independent Power Producers & Energy Traders—0.1%
Ormat Technologies, Inc. (a)	8,116	349,069

Industrial Conglomerates—0.4%
Raven Industries, Inc. (a)	9,918	300,515
Standex International Corp.	6,527	145,813
Tredegar Industries, Inc.	22,277	405,664
Walter Industries, Inc.	33,396	2,091,592

		2,943,584

Insurance—3.6%
Alfa Corp.	17,983	395,266
American Equity Investment Life Holding Co. (a)	36,575	339,416
American Physicians Capital, Inc.	6,414	297,353
Amerisafe, Inc. (b)	11,822	149,430
Amtrust Financial Services, Inc. (a)	15,935	258,306
Argo Group International Holdings, Ltd.	16,949	602,028
Aspen Insurance Holdings, Ltd.	57,655	1,520,939
Assured Guaranty, Ltd.	48,852	1,159,747
Citizens, Inc. (a) (b)	22,172	148,331
CNA Surety Corp. (a) (b)	9,923	152,616

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-134

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Insurance—(Continued)
Commerce Group, Inc. (a)	33,605	$1,211,796
Delphi Financial Group, Inc.	25,658	749,983
eHealth, Inc. (a) (b)	8,024	177,090
Employers Holdings, Inc.	33,650	623,871
Enstar Group, Ltd. (a) (b)	4,274	475,568
FBL Financial Group, Inc.	8,813	251,082
First Mercury Financial Corp. (b)	6,912	120,338
FPIC Insurance Group, Inc. (b)	5,920	279,069
Harleysville Group, Inc.	9,700	350,073
Hilb, Rogal & Hamilton Co.	21,750	684,473
Horace Mann Educators Corp.	26,595	464,881
Infinity Property & Casualty Corp.	13,290	552,864
IPC Holdings, Ltd.	38,356	1,073,968
Landamerica Financial Group, Inc. (a)	11,411	450,392
Max Capital Group, Ltd.	36,394	953,159
Meadowbrook Insurance Group, Inc. (b)	19,234	150,218
Midland Co.	6,919	449,251
Montpelier Re Holdings, Ltd. (a)	67,329	1,080,630
National Financial Partners Corp. (a)	22,215	499,171
National Western Life Insurance Co.	1,512	327,786
NYMAGIC, Inc. (a)	4,986	113,232
Odyssey Re Holdings Corp. (a)	17,162	630,704
Phoenix Cos., Inc.	69,794	852,185
Platinum Underwriters Holdings, Ltd.	36,037	1,169,761
PMA Capital Corp. (b)	17,258	147,383
Presidential Life Corp.	15,310	267,006
ProAssurance Corp. (b)	23,170	1,247,241
RAM Holdings, Ltd. (a) (b)	11,524	26,159
RLI Corp.	12,921	640,494
Safety Insurance Group, Inc.	10,092	344,440
Scottish Re Group, Ltd. (b)	42,773	3,850
SeaBright Insurance Holdings, Inc. (b)	12,481	183,845
Security Capital Assurance, Ltd. (a)	14,591	7,587
Selective Insurance Group, Inc.	35,452	846,594
State Auto Financial Corp.	9,434	274,812
Stewart Information Services Corp.	11,597	324,600
The Navigators Group, Inc. (b)	8,311	452,118
Tower Group, Inc.	12,792	321,975
United America Indemnity, Ltd. (b)	15,178	292,328
United Fire & Casualty Co.	14,209	531,417
Universal American Financial Corp. (b)	28,541	302,535
Validus Holdings, Ltd. (b)	4,797	112,394
Zenith National Insurance Corp.	23,688	849,452

		25,891,207

Internet & Catalog Retail—0.7%
Blue Nile, Inc. (a) (b)	7,985	432,388
FTD Group, Inc.	11,480	154,062
Gaiam, Inc. (a) (b)	9,847	170,550
GSI Commerce, Inc. (b)	12,450	163,717
Netflix, Inc. (a) (b)	25,485	883,055
Orbitz Worldwide, Inc. (a) (b)	20,423	140,714
Overstock.com, Inc. (a) (b)	10,438	124,317
PetMed Express, Inc. (a) (b)	11,525	127,812
priceline.com, Inc. (a) (b)	23,178	2,801,293
Shutterfly, Inc. (a) (b)	9,219	137,087

Security Description	Shares	Value

Internet & Catalog Retail—(Continued)
Stamps.com, Inc. (a) (b)	10,227	$104,929
ValueVision Media, Inc. (a) (b)	21,714	120,296

		5,360,220

Internet Software & Services—2.2%
Ariba, Inc. (b)	51,204	494,631
Art Technology Group, Inc. (b)	76,761	297,833
Asiainfo Holdings, Inc. (b)	20,202	219,394
Bankrate, Inc. (a) (b)	7,602	379,264
Chordiant Software, Inc. (b)	17,666	106,526
CMGI, Inc. (b)	29,234	387,643
CNET Networks, Inc. (a) (b)	92,673	657,978
DealerTrack Holdings, Inc. (a) (b)	22,209	449,066
Digital River, Inc. (a) (b)	25,347	784,997
DivX, Inc. (b)	14,635	102,445
EarthLink, Inc. (a) (b)	69,074	521,509
Equinix, Inc. (b)	21,881	1,454,868
Greenfield Online, Inc. (b)	13,708	162,577
iBasis, Inc. (a) (b)	20,983	86,030
Imergent, Inc. (a)	7,829	89,172
InfoSpace, Inc. (b)	18,952	219,275
Internap Network Services Corp. (a) (b)	30,035	148,974
Internet Capital Group, Inc. (a) (b)	29,139	305,085
Interwoven, Inc. (b)	24,116	257,559
iPass, Inc. (a) (b)	32,314	97,588
j2 Global Communications, Inc. (b)	29,625	661,230
Keynote Systems, Inc. (a) (b)	10,145	119,610
LivePerson, Inc. (a) (b)	23,764	73,668
LoopNet, Inc. (a) (b)	16,690	211,963
Marchex, Inc. (a)	16,789	167,554
Mercadolibre, Inc. (a) (b)	9,665	384,280
NIC, Inc. (b)	24,542	174,494
Omniture, Inc. (b)	27,587	640,294
On2 Technologies, Inc. (a) (b)	111,400	113,628
Online Resources Corp. (a) (b)	13,918	133,891
Openwave Systems, Inc. (a) (b)	55,156	135,132
Perficient, Inc. (a) (b)	18,068	143,460
RealNetworks, Inc. (a) (b)	66,317	379,996
S1 Corp. (b)	34,158	242,863
SAVVIS, Inc. (a) (b)	16,648	270,863
Sohu.com, Inc. (a) (b)	16,791	757,778
SonicWall, Inc. (b)	40,485	330,762
Terremark Worldwide, Inc. (a) (b)	29,552	161,945
The Knot, Inc. (a) (b)	17,057	200,420
TheStreet.com, Inc. (a)	13,342	107,803
United Online, Inc.	40,507	427,754
ValueClick, Inc. (b)	62,129	1,071,725
Vignette Corp. (b)	18,591	245,587
VistaPrint, Ltd. (a) (b)	26,050	910,448
Vocus, Inc. (b)	8,193	216,295
Websense, Inc. (b)	26,527	497,381

		16,003,238

IT Services—1.8%
BearingPoint, Inc. (a) (b)	121,992	204,947
CACI International, Inc. (Class A) (b)	18,545	844,725

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-135

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

IT Services—(Continued)
Ciber, Inc. (b)	32,578	$159,632
CSG Systems International, Inc. (b)	30,519	347,001
Cybersource Corp. (b)	37,634	549,833
Euronet Worldwide, Inc. (a) (b)	27,740	534,272
ExlService Holdings, Inc. (a) (b)	14,049	322,565
Forrester Research, Inc. (b)	8,982	238,742
Gartner, Inc. (Class A) (a) (b)	41,669	805,878
Gevity HR, Inc. (a)	14,918	129,190
Global Cash Access, Inc. (a) (b)	27,053	158,531
Heartland Payment Systems, Inc. (a)	10,165	233,897
Information Services Group, Inc. (b)	19,555	100,904
InfoUSA, Inc.	24,161	147,624
Integral Systems, Inc. (a)	6,666	194,847
Lionbridge Technologies, Inc. (a) (b)	44,502	149,082
Mantech International Corp. (b)	12,046	546,407
MAXIMUS, Inc.	11,910	437,216
MPS Group, Inc. (b)	57,807	683,279
Ness Technologies, Inc. (b)	20,490	194,450
Perot Systems Corp. (Class A) (b)	52,731	793,074
RightNow Technologies, Inc. (a) (b)	10,146	120,737
Safeguard Scientifics, Inc. (a) (b)	66,647	99,304
SAIC, Inc. (a) (b)	101,458	1,886,104
Sapient Corp. (b)	48,288	336,085
SI International, Inc. (a) (b)	9,254	177,584
SRA International, Inc. (b)	25,358	616,453
Sykes Enterprises, Inc. (b)	20,294	356,971
Syntel, Inc. (a)	7,885	210,135
TNS, Inc. (b)	13,033	269,001
Wright Express Corp. (b)	24,854	763,763

		12,612,233

Leisure Equipment & Products—0.4%
Arctic Cat, Inc. (a)	8,298	60,492
Callaway Golf Co.	41,730	612,596
JAKKS Pacific, Inc. (a) (b)	16,889	465,630
Leapfrog Enterprises, Inc. (b)	17,489	123,297
MarineMax, Inc. (a) (b)	9,671	120,501
Nautilus Group, Inc. (a)	20,664	67,985
Polaris Industries, Inc. (a)	21,479	880,854
RC2 Corp. (b)	10,877	228,091
Smith & Wesson Holding Corp. (a) (b)	16,594	83,302
Steinway Musical Instruments, Inc. (a) (b)	4,118	117,445
Sturm Ruger & Co., Inc. (a) (b)	14,288	117,733

		2,877,926

Life Sciences Tools & Services—1.6%
Affymetrix, Inc. (a) (b)	42,415	738,445
Albany Molecular Research, Inc. (b)	13,735	166,743
AMAG Pharmaceuticals, Inc. (a) (b)	9,916	400,904
Bio-Rad Laboratories, Inc. (b)	10,911	970,534
Bruker Biosciences Corp. (b)	40,189	618,509
Cambrex Corp.	14,910	103,326
Dionex Corp. (b)	12,610	970,844
Enzo Biochem, Inc. (a) (b)	17,301	157,266
eResearch Technology, Inc. (b)	26,533	329,540
Exelixis, Inc. (a) (b)	61,683	428,697

Security Description	Shares	Value

Life Sciences Tools & Services—(Continued)
Illumina, Inc. (a) (b)	34,306	$2,603,825
Kendle International, Inc. (b)	7,432	333,845
Luminex Corp. (a) (b)	21,359	419,704
Medivation, Inc. (a)	13,412	190,853
Nektar Therapeutics (a) (b)	54,733	379,847
Parexel International Corp. (b)	35,032	914,335
PharmaNet Development Group, Inc. (b)	11,199	282,551
Varian, Inc. (b)	19,748	1,143,804

		11,153,572

Machinery—3.2%
3D Systems Corp. (a) (b)	11,338	166,555
Accuride Corp. (a) (b)	12,273	100,393
Actuant Corp.	34,670	1,047,381
Albany International Corp. (Class A) (a)	17,773	642,316
American Railcar Industries, Inc. (a)	5,293	107,607
AMPCO Pittsburgh Corp.	4,198	180,472
Astec Industries, Inc. (b)	11,497	445,624
Badger Meter, Inc. (a)	9,649	416,837
Barnes Group, Inc.	27,847	639,089
Blount International, Inc. (a) (b)	20,226	250,196
Briggs & Stratton Corp. (a)	28,901	517,328
Bucyrus International, Inc.	22,951	2,332,969
Cascade Corp. (a)	8,261	407,350
Chart Industries, Inc. (b)	8,169	276,439
Circor International, Inc.	9,447	436,924
CLARCOR, Inc.	31,113	1,106,067
Columbus McKinnon Corp. (a) (b)	11,301	350,105
Commercial Vehicle Group, Inc. (b)	11,473	113,697
Dynamic Materials Corp.	7,259	313,589
Enpro Industries, Inc. (b)	12,182	379,957
ESCO Technologies, Inc. (a) (b)	16,183	642,789
Federal Signal Corp. (a)	27,166	379,237
Flow International Corp. (a) (b)	23,138	214,952
Force Protection, Inc. (a) (b)	41,101	82,613
FreightCar America, Inc. (a)	7,047	241,712
Gehl Co. (a) (b)	5,715	96,812
Gorman-Rupp Co. (a)	9,576	314,955
Hardinge, Inc. (a)	6,954	95,687
Hurco Cos., Inc.	3,576	167,285
Kadant, Inc. (b)	8,363	245,705
Kaydon Corp. (a)	17,350	761,838
LB Foster Co. (b)	6,186	266,369
Lindsay Manufacturing Co. (a)	6,983	715,548
Miller Industries, Inc. (b)	9,123	87,854
Mueller Industries, Inc.	22,661	653,770
Mueller Water Products, Inc. (a)	69,188	565,958
NACCO Industries, Inc.	3,492	282,642
Nordson Corp.	20,342	1,095,417
RBC Bearings, Inc. (b)	12,744	473,185
Robbins & Myers, Inc.	16,900	551,785
Sun Hydraulics Corp. (a)	7,039	206,032
Tennant Co.	10,316	410,680
The Greenbrier Cos., Inc. (a)	9,593	254,406
The Middleby Corp. (a)	8,794	548,658
Titan International, Inc. (a)	14,345	439,100

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-136

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Machinery—(Continued)
Turbochef Technologies, Inc. (a) (b)	11,797	$76,916
Twin Disc, Inc.	5,762	91,155
Valmont Industries, Inc. (a)	11,905	1,046,330
Wabash National Corp. (a)	17,632	158,512
Wabtec Corp.	30,185	1,136,767
Watts Industries, Inc. (a)	19,051	533,999

		23,069,563

Marine—0.3%
American Commercial Lines, Inc. (a) (b)	31,509	497,842
Eagle Bulk Shipping, Inc. (a)	27,758	715,046
Genco Shipping & Trading, Ltd. (a)	10,777	608,146
Horizon Lines, Inc. (a)	20,292	377,634
Ultrapetrol Bahamas, Ltd. (a) (b)	13,722	140,514

		2,339,182

Media—1.7%
AH Belo Corp.	10,220	116,819
Arbitron, Inc. (a)	18,068	779,815
Belo Corp. (Class A)	51,102	540,148
Carmike Cinemas, Inc. (a)	6,657	68,434
Charter Communications, Inc. (a) (b)	245,494	209,161
Cinemark Holdings, Inc. (a)	17,343	221,817
Citadel Broadcasting Corp. (a)	117,847	195,626
CKX, Inc. (a) (b)	27,632	263,057
Courier Corp. (a)	5,405	134,855
Cox Radio, Inc. (Class A) (a) (b)	24,285	288,506
Cumulus Media, Inc. (a) (b)	17,233	109,947
DG FastChannel, Inc. (a) (b)	8,430	161,687
Emmis Communications Corp. (Class A) (a) (b)	17,821	62,017
Entercom Communications Corp. (a)	18,287	181,590
Entravision Communications Corp. (Class A) (b)	38,327	255,258
Fisher Communications, Inc. (a) (b)	3,926	122,334
GateHouse Media, Inc. (a)	13,401	78,262
Gemstar-TV Guide International, Inc. (a) (b)	147,815	694,731
Global Sources, Ltd. (a) (b)	10,945	162,535
Gray Television, Inc. (a)	22,092	125,703
Harris Interactive, Inc. (a) (b)	29,643	80,925
Interactive Data Corp.	23,903	680,518
Journal Communications, Inc.	28,263	208,581
Knology, Inc. (a) (b)	16,245	210,373
Lee Enterprises, Inc. (a)	28,447	284,754
LIN TV Corp. (a) (b)	16,477	158,344
Live Nation, Inc. (a) (b)	39,075	473,980
LodgeNet Entertainment Corp. (a) (b)	12,212	74,371
Martha Stewart Living Omnimedia, Inc. (a) (b)	17,104	127,083
Marvel Entertainment, Inc. (a) (b)	30,000	803,700
Media General, Inc.	12,942	181,447
Mediacom Communications Corp. (a) (b)	34,201	148,090
Morningstar, Inc. (a) (b)	7,761	476,137
National CineMedia, Inc.	24,826	558,088
Playboy Enterprises, Inc. (Class B) (a) (b)	13,665	113,829
Primedia, Inc. (a) (b)	26,996	198,421
Radio One, Inc. (Class D) (a) (b)	43,485	66,097
RCN Corp. (a) (b)	18,924	211,570
Scholastic Corp. (a) (b)	20,130	609,335

Security Description	Shares	Value

Media—(Continued)
Sinclair Broadcast Group, Inc. (a)	27,921	$248,776
Sun Times Media Croup, Inc. (a) (b)	41,861	30,140
TiVo, Inc. (a) (b)	61,206	536,165
Valassis Communications, Inc. (a) (b)	28,156	305,493
Westwood One, Inc. (b)	73,299	153,928
World Wrestling Entertainment, Inc.	13,534	251,868

		11,964,315

Metals & Mining—1.7%
A.M. Castle & Co.	8,171	220,617
AMCOL International Corp. (a)	15,760	492,185
Apex Silver Mines, Ltd. (a) (b)	35,539	430,733
Brush Engineered Material, Inc. (b)	12,873	330,450
Century Aluminum Co. (b)	17,797	1,178,873
Coeur D’Alene Mines Corp. (a)	283,619	1,145,821
Compass Minerals International, Inc.	21,163	1,248,194
Esmark, Inc. (a) (b)	6,594	74,512
General Moly, Inc. (a) (b)	30,689	245,205
Haynes International, Inc. (a) (b)	7,082	388,660
Hecla Mining Co. (a) (b)	73,081	815,584
Kaiser Aluminum Corp. (a)	9,158	634,649
Olympic Steel, Inc. (a)	5,096	229,830
Quanex Corp.	22,520	1,165,185
Royal Gold, Inc. (a)	15,826	477,470
RTI International Metals, Inc. (a) (b)	14,086	636,828
Schnitzer Steel Industries, Inc.	13,262	941,867
Stillwater Mining Co. (a) (b)	29,045	449,326
U.S. Gold Corp. (b)	35,377	89,858
Universal Stainless & Alloy Products, Inc. (b)	4,250	126,267
Worthington Industries, Inc. (a)	43,979	741,926

		12,064,040

Multi-Utilities—0.5%
Aquila, Inc. (b)	227,554	730,448
Avista Corp.	30,935	605,089
Black Hills Corp. (a)	22,858	817,859
CH Energy Group, Inc. (a)	9,850	383,165
NorthWestern Corp.	21,562	525,466
PNM Resources, Inc. (a)	50,750	632,853

		3,694,880

Multiline Retail—0.1%
99 Cents Only Stores (a) (b)	27,759	274,536
Fred’s, Inc. (a)	22,728	232,962
Retail Ventures, Inc. (a) (b)	17,215	83,493
The Bon-Ton Stores, Inc. (a)	6,370	34,844
Tuesday Morning Corp. (a)	18,418	95,405

		721,240

Oil, Gas & Consumable Fuels—4.6%
Alon USA Energy, Inc. (a)	8,071	122,760
Alpha Natural Resources, Inc. (b)	39,880	1,732,387
Arena Resources, Inc. (b)	18,494	715,903
Arlington Tankers, Ltd. (a)	8,166	171,486
Atlas America, Inc.	13,915	841,023

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-137

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—(Continued)
ATP Oil & Gas Corp. (b)	16,284	$532,812
Aventine Renewable Energy Holdings, Inc. (a) (b)	18,848	98,010
Berry Petroleum Co.	23,954	1,113,621
Bill Barrett Corp. (a) (b)	18,955	895,624
Bois d’Arc Energy, Inc. (b)	10,923	234,735
BPZ Resources, Inc. (a) (b)	36,292	788,625
Brigham Exploration Co. (a) (b)	27,172	164,934
Callon Petroleum Co. (a) (b)	10,848	196,240
Carrizo Oil & Gas, Inc. (b)	16,779	994,491
Comstock Resources, Inc. (b)	26,962	1,086,569
Concho Resources, Inc. (b)	10,478	268,656
Contango Oil & Gas Co. (a) (b)	8,216	530,836
Crosstex Energy, Inc. (a)	22,126	751,178
CVR Energy, Inc. (b)	13,094	301,555
Delek U.S. Holdings, Inc.	7,579	96,026
Delta Petroleum Corp. (a) (b)	39,961	900,721
Double Hull Tankers, Inc. (a)	13,136	139,373
Edge Petroleum Corp. (a) (b)	17,960	72,379
Encore Aquisition Co. (b)	33,227	1,338,383
Energy Partners, Ltd. (b)	21,596	204,514
Evergreen Energy, Inc. (a) (b)	49,607	76,395
EXCO Resources, Inc. (b)	37,568	695,008
FX Energy, Inc. (a) (b)	22,765	96,979
General Maritime Corp. (a)	17,335	409,279
GMX Resources, Inc. (b)	6,752	235,847
Golar LNG, Ltd. (a)	21,224	387,762
Goodrich Petroleum Corp. (a) (b)	12,568	378,045
Gulfport Energy Corp. (a) (b)	12,572	133,263
Harvest Natural Resources, Inc. (a) (b)	22,532	271,736
International Coal Group, Inc. (a) (b)	80,605	511,842
Kayne Anderson Energy Development Co. (a)	6,396	159,260
Knightbridge Tankers, Ltd.	10,435	278,406
Mariner Energy, Inc. (b)	52,775	1,425,453
McMoran Exploration Co. (a) (b)	29,285	506,338
Meridian Resource Corp. (a) (b)	42,979	63,609
NGP Capital Resources Co. (a)	10,468	171,885
Nordic American Tanker Shipping, Ltd. (a)	17,812	498,736
Oilsands Quest, Inc. (a) (b)	90,255	355,605
Pacific Ethanol, Inc. (a) (b)	22,411	98,608
Parallel Petroleum Corp. (a) (b)	26,091	510,601
Penn Virginia Corp.	25,676	1,132,055
PetroHawk Energy Corp. (a) (b)	118,948	2,399,181
Petroleum Development Corp. (b)	8,492	588,241
PetroQuest Energy, Inc. (a) (b)	28,823	499,791
Rentech, Inc. (a) (b)	133,219	118,565
Rosetta Resources, Inc. (b)	32,454	638,370
Ship Finance International, Ltd. (a)	19,039	500,345
Stone Energy Corp. (b)	17,031	890,892
Swift Energy Co. (a) (b)	18,252	821,157
Toreador Resources Corp. (a) (b)	10,538	81,986
TXCO Resources, Inc. (a) (b)	20,226	250,398
Uranium Resources, Inc. (a) (b)	32,142	192,531
USEC, Inc. (a) (b)	65,566	242,594
Vaalco Energy, Inc. (a) (b)	34,324	170,590
Venoco, Inc. (a) (b)	8,154	94,749
VeraSun Energy Corp. (a) (b)	25,438	186,969
Warren Resources, Inc. (b)	35,495	421,326

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—(Continued)
Whiting Petroleum Corp. (b)	25,605	$1,655,363
World Fuel Services Corp.	17,110	480,278

		32,922,879

Paper & Forest Products—0.3%
AbitibiBowater, Inc. (a)	32,994	425,953
Buckeye Technologies, Inc. (b)	26,263	293,095
Deltic Timber Corp.	6,297	350,743
Glatfelter	26,773	404,540
Mercer International, Inc. (a) (b)	19,123	133,287
Neenah Paper, Inc. (a)	10,748	277,083
Schweitzer-Mauduit International, Inc.	12,493	289,088
Wausau-Mosinee Paper Corp. (a)	26,829	221,608

		2,395,397

Personal Products—0.3%
American Oriental Bioengineering, Inc. (b)	31,524	255,344
Chattem, Inc. (b)	11,061	733,787
Elizabeth Arden, Inc. (b)	14,516	289,594
Mannatech, Inc. (a)	18,632	132,846
NU Skin Enterprises, Inc.	33,522	604,067
Prestige Brands Holdings, Inc. (a) (b)	23,318	190,741
Revlon, Inc. (a) (b)	120,243	117,838
USANA Health Sciences, Inc. (a) (b)	5,737	126,386

		2,450,603

Pharmaceuticals—1.3%
Akorn, Inc. (a) (b)	33,037	156,265
Alpharma, Inc. (a) (b)	27,114	710,658
Auxilium Pharmaceuticals, Inc. (a) (b)	20,238	541,164
Bentley Pharmaceuticals, Inc. (a) (b)	12,414	201,728
BMP Sunstone Corp. (a) (b)	17,491	133,981
Cypress Biosciences, Inc. (a) (b)	22,201	158,959
Discovery Laboratories, Inc. (a) (b)	54,214	127,403
Durect Corp., Inc. (a) (b)	41,647	218,647
Javelin Pharmaceuticals, Inc. (a) (b)	27,296	76,702
KV Pharmaceutical Co. (a) (b)	25,617	639,400
Medicis Pharmaceutical Corp. (a) (b)	33,392	657,489
Nastech Pharmaceutical, Inc. (a) (b)	17,753	41,720
Noven Pharmaceuticals, Inc. (a) (b)	17,432	156,539
Pain Therapeutics, Inc. (a) (b)	19,603	165,645
Par Pharmaceutical Companies, Inc. (a) (b)	19,985	347,539
Penwest Pharmaceuticals Co. (a) (b)	14,685	38,181
Perrigo Co.	48,543	1,831,527
Pozen, Inc. (a) (b)	15,141	156,861
Salix Pharmaceuticals, Ltd. (a) (b)	27,105	170,219
Santarus, Inc. (b)	43,882	112,777
Sciele Pharma, Inc. (b)	21,586	420,927
Supergen, Inc. (a) (b)	30,336	76,143
The Medicines Co. (a) (b)	30,908	624,342
Valeant Pharmaceuticals International, Inc. (a)	57,024	731,618
ViroPharma, Inc. (a) (b)	44,265	395,729
Vivus, Inc. (b)	37,397	225,504
Xenoport, Inc. (b)	12,803	518,137

		9,635,804

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-138

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Real Estate Investment Trusts—6.2%
Acadia Realty Trust (a)	18,744	$452,668
Agree Realty Corp. (a)	4,326	118,749
Alesco Financial, Inc. (a)	34,321	98,844
Alexander’s, Inc. (a) (b)	1,300	460,850
Alexandria Real Estate Equities, Inc.	18,979	1,759,733
American Campus Communities, Inc.	15,926	435,735
American Financial Realty Trust	77,553	615,771
Anthracite Capital, Inc. (a)	39,169	258,515
Anworth Mortgage Asset Corp.	49,700	304,661
Arbor Realty Trust, Inc. (a)	7,348	110,808
Ashford Hospitality Trust, Inc.	64,189	364,594
Associated Estates Realty Corp. (a)	10,121	115,784
BioMed Realty Trust, Inc.	42,940	1,025,837
Capital Lease Funding, Inc. (a)	26,965	209,518
Capital Trust, Inc. (a)	7,775	209,536
CBRE Realty Finance, Inc. (a)	29,225	117,777
Cedar Shopping Centers, Inc.	28,436	332,132
Chimera Investment Corp. (a)	21,799	268,128
Corporate Office Properties Trust	23,558	791,784
Cousins Properties, Inc. (a)	24,120	596,005
Crystal River Capital, Inc. (a)	15,330	136,897
DCT Industrial Realty Trust, Inc.	105,805	1,053,818
Deerfield Capital Corp. (a)	37,621	53,046
Diamondrock Hospitality Co.	57,049	722,811
Digital Realty Trust, Inc. (a)	35,419	1,257,375
DuPont Fabros Technology, Inc.	16,900	278,681
EastGroup Properties, Inc. (a)	13,883	645,004
Education Realty Trust, Inc.	15,360	193,075
Entertainment Properties Trust (a)	16,641	820,901
Equity Lifestyle Properties, Inc.	12,948	639,243
Equity One, Inc. (a)	24,905	596,973
Extra Space Storage, Inc. (a)	37,255	603,158
FelCor Lodging Trust, Inc.	36,854	443,354
First Industrial Realty Trust, Inc. (a)	27,374	845,583
First Potomac Realty Trust (a)	16,284	250,285
Franklin Street Properties Corp. (a)	36,824	527,320
Friedman Billings Ramsey Group, Inc. (a)	98,047	166,680
Getty Realty Corp. (a)	9,654	153,788
Glimcher Realty Trust (a)	22,979	274,829
GMH Communities Trust (a)	20,937	181,733
Gramercy Capital Corp. (a)	15,869	332,138
Healthcare Realty Trust, Inc.	30,414	795,326
Hersha Hospitality Trust	25,342	228,838
Highwoods Properties, Inc.	40,416	1,255,725
Home Properties of New York, Inc.	20,060	962,679
IMPAC Mortage Holdings, Inc. (a) (b)	80,057	101,672
Inland Real Estate Corp. (a)	36,358	553,005
Investors Real Estate Trust	26,423	258,417
JER Investors Trust, Inc. (a)	13,786	116,905
Kite Realty Group Trust	14,565	203,910
LaSalle Hotel Properties	24,950	716,814
Lexington Corporate Properties Trust	43,043	620,250
LTC Properties, Inc.	15,049	386,910
Luminent Mortgage Capital, Inc. (a) (b)	101,272	61,776
Maguire Properties, Inc. (a)	22,799	326,254
Medical Properties Trust, Inc. (a)	30,496	345,215
MFA Mortgage Investments, Inc.	100,097	630,611

Security Description	Shares	Value

Real Estate Investment Trusts—(Continued)
Mid-America Apartment Communities, Inc.	15,879	$791,409
Mission West Properties (a)	12,528	118,390
National Health Investors, Inc.	13,381	418,156
National Retail Properties, Inc.	42,663	940,719
Nationwide Health Properties, Inc.	58,078	1,960,132
Newcastle Investment Corp. (a)	25,148	207,722
NorthStar Realty Finance Corp. (a)	35,021	286,122
Omega Healthcare Investors, Inc.	40,810	708,462
Parkway Properties, Inc.	9,472	350,085
Pennsylvania Real Estate Investment Trust (a)	19,441	474,166
Post Properties, Inc.	26,881	1,038,144
Potlatch Corp.	23,039	950,820
PS Business Parks, Inc.	9,502	493,154
RAIT Investment Trust (a)	39,676	275,351
Ramco-Gershenson Property Trust	11,167	235,735
Realty Income Corp. (a)	65,128	1,668,579
Redwood Trust, Inc. (a)	16,417	596,758
Resource Capital Corp. (a)	13,847	104,822
Saul Centers, Inc.	7,327	368,108
Senior Housing Properties Trust	60,216	1,427,119
Sovran Self Storage, Inc.	12,354	527,639
Strategic Hotel Capital, Inc. (a)	44,618	585,834
Sun Communities, Inc.	12,799	262,380
Sunstone Hotel Investors, Inc.	37,671	603,113
Tanger Factory Outlet Centers, Inc. (a)	18,763	721,813
U-Store-It Trust	31,251	354,074
Universal Health Realty Income Trust, Inc. (a)	8,355	278,222
Urstadt Biddle Properties, Inc.	12,686	199,551
Washington Real Estate Investment Trust (a)	28,245	943,948
Winthrop Realty Trust	31,903	131,440

		44,410,395

Real Estate Management & Development—0.2%
Consolidated Tomoka Land Co. (a)	3,138	175,885
FX Real Estate and Entertainment, Inc. (a) (b)	5,525	32,487
Hilltop Holdings, Inc. (a) (b)	28,463	296,015
Meruelo Maddux Properties, Inc. (b)	28,654	72,781
Move, Inc. (a) (b)	69,308	213,469
Tejon Ranch Co. (a) (b)	5,919	220,897
Thomas Properties Group, Inc.	14,851	130,392

		1,141,926

Road & Rail—0.6%
Amerco, Inc. (a) (b)	6,294	359,325
Arkansas Best Corp. (a)	15,099	481,054
Celadon Group, Inc. (a) (b)	13,384	129,557
Dollar Thrifty Automotive Group, Inc. (a) (b)	15,896	216,821
Genesee & Wyoming, Inc. (b)	19,641	675,650
Heartland Express, Inc. (a)	37,668	537,146
Knight Transportation, Inc. (a)	34,955	575,359
Marten Transport, Ltd. (a) (b)	7,808	121,180
Old Dominion Freight Line, Inc. (a) (b)	19,138	609,163
Saia, Inc. (b)	8,130	128,942
Werner Enterprises, Inc. (a)	29,304	543,882

		4,378,079

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-139

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment—3.0%
Actel Corp. (b)	13,736	$210,298
Advanced Analogic Technologies, Inc. (b)	24,209	136,055
Advanced Energy Industries, Inc. (b)	23,757	315,018
Amkor Technology, Inc. (a) (b)	64,880	694,216
Anadigics, Inc. (a) (b)	36,036	236,396
Applied Micro Circuits Corp. (a) (b)	42,638	306,141
Asyst Technologies, Inc. (b)	26,557	92,949
Atheros Communications, Inc. (b)	33,882	706,101
ATMI, Inc. (b)	22,055	613,791
Axcelis Technologies, Inc. (b)	55,347	309,943
Brooks Automation, Inc. (b)	47,372	460,456
Cabot Microelectronics Corp. (b)	14,624	470,162
Cirrus Logic, Inc. (b)	52,948	355,811
Cohu, Inc. (a)	16,023	260,374
Conexant Systems, Inc. (a) (b)	293,509	170,206
Credence Systems Corp. (a) (b)	75,148	127,752
Cymer, Inc. (a) (b)	19,276	501,947
Diodes, Inc. (a) (b)	20,159	442,692
DSP Group, Inc. (b)	17,234	219,561
Entegris, Inc. (a) (b)	80,270	577,141
Exar Corp. (a) (b)	26,962	221,897
FEI Co. (a) (b)	23,419	511,237
Formfactor, Inc. (a) (b)	32,888	628,161
Hittite Microwave Corp. (b)	10,071	376,857
IXYS Corp. (a) (b)	21,409	146,223
Kulicke & Soffa Industries, Inc. (b)	32,332	154,547
Lattice Semiconductor Corp. (b)	63,675	180,837
LTX Corp. (a) (b)	33,422	104,945
Mattson Technology, Inc. (b)	29,202	177,840
Micrel, Inc. (a)	45,136	418,411
Microsemi Corp. (a) (b)	46,657	1,063,780
Microtune, Inc. (a) (b)	32,159	117,702
MIPS Technologies, Inc. (b)	33,240	131,630
MKS Instruments, Inc. (b)	30,616	655,182
Monolithic Power Systems (b)	17,526	308,983
NetLogic Microsystems, Inc. (a) (b)	9,879	238,479
OmniVision Technologies, Inc. (a) (b)	33,553	564,361
ON Semiconductor Corp. (a) (b)	203,165	1,153,978
PDF Solutions, Inc. (a) (b)	13,806	76,071
Pericom Semiconductor Corp. (b)	16,354	240,077
Photronics, Inc. (b)	26,378	251,910
PLX Technology, Inc. (a) (b)	14,095	94,014
PMC-Sierra, Inc. (a) (b)	129,140	736,098
RF Micro Devices, Inc. (a) (b)	162,114	431,223
Rudolph Technologies, Inc. (a) (b)	18,029	176,143
Semtech Corp. (b)	42,758	612,722
Sigma Designs, Inc. (a) (b)	18,438	417,989
Silicon Image, Inc. (a) (b)	51,588	258,456
Silicon Storage Technology, Inc. (b)	66,738	174,854
SiRF Technology Holdings, Inc. (a) (b)	38,469	195,807
Skyworks Solutions, Inc. (a) (b)	97,006	706,204
Spansion, Inc. (Class A) (a) (b)	54,773	150,626
Standard Microsystems Corp. (b)	14,611	426,349
Supertex, Inc. (a) (b)	6,854	139,890
Tessera Technologies, Inc. (b)	28,758	598,166
Trident Microsystems, Inc. (b)	33,467	172,355
TriQuint Semiconductor, Inc. (b)	86,708	438,742

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment—(Continued)
Ultra Clean Holdings (b)	12,131	$118,884
Ultratech Stepper, Inc. (b)	12,277	117,982
Veeco Instruments, Inc. (a) (b)	18,697	310,931
Volterra Semiconductor Corp. (b)	12,770	144,684
Zoran Corp. (b)	29,361	401,071

		21,753,308

Software—3.8%
ACI Worldwide, Inc. (a) (b)	22,537	448,937
Actuate Corp. (b)	36,338	148,986
Advent Software, Inc. (a) (b)	12,161	518,302
Ansoft Corp. (b)	12,283	374,877
Ansys, Inc. (b)	50,372	1,738,841
Blackbaud, Inc.	27,827	675,639
Blackboard, Inc. (b)	16,794	559,744
Borland Software Corp. (a) (b)	47,333	95,613
Bottomline Technologies, Inc. (b)	12,369	155,849
Commvault Systems, Inc. (b)	21,874	271,238
Concur Technologies, Inc. (a) (b)	26,212	813,883
Epicor Software Corp. (b)	37,761	422,923
EPIQ System, Inc. (a) (b)	16,229	251,874
FalconStor Software, Inc. (a) (b)	30,124	229,244
i2 Technologies, Inc. (a) (b)	8,649	97,388
Informatica Corp. (b)	53,816	918,101
Interactive Intelligence, Inc. (a) (b)	8,397	98,833
Intervoice, Inc. (b)	23,310	185,548
Jack Henry & Associates, Inc.	54,675	1,348,832
JDA Software Group, Inc. (b)	21,699	396,007
Lawson Software, Inc. (b)	74,434	560,488
Macrovision Corp. (b)	32,000	432,000
Magma Design Automation, Inc. (b)	24,388	233,393
Manhattan Associates, Inc. (b)	15,513	355,713
Mentor Graphics Corp. (b)	53,271	470,383
MICROS Systems, Inc. (b)	53,266	1,792,933
MicroStrategy, Inc. (Class A) (b)	6,205	459,108
MSC.Software Corp. (b)	27,127	352,380
Net 1 UEPS Technologies, Inc. (a) (b)	26,201	590,832
Nuance Communications, Inc. (b)	97,610	1,699,390
Parametric Technology Corp. (b)	70,309	1,123,538
Progress Software Corp. (b)	26,687	798,475
Quality Systems, Inc. (a)	9,392	280,539
Quest Software, Inc. (b)	40,243	525,976
Radiant Systems, Inc. (b)	15,752	220,055
Secure Computing Corp. (a) (b)	39,694	256,026
Smith Micro Software, Inc. (a) (b)	18,686	114,358
Solera Holdings, Inc. (b)	16,246	395,753
Sonic Solutions (a) (b)	16,198	156,311
SourceForge, Inc. (a) (b)	75,477	150,199
SPSS, Inc. (b)	10,624	411,999
Sybase, Inc. (b)	60,313	1,586,232
Synchronoss Technologies, Inc. (a) (b)	11,423	228,803
Take-Two Interactive Software, Inc. (b)	44,011	1,123,161
Taleo Corp. (b)	10,434	202,420
The Ultimate Software Group, Inc. (a) (b)	16,554	497,613
THQ, Inc. (a) (b)	42,100	917,780
TIBCO Software, Inc. (a) (b)	125,508	896,127

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-140

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Software—(Continued)
Tyler Technologies, Inc. (a)	23,370	$326,713
Vasco Data Security International, Inc. (b)	14,994	205,118
Wind River Systems, Inc. (b)	48,121	372,456

		27,486,931

Specialty Retail—2.3%
A.C. Moore Arts & Crafts, Inc. (b)	12,632	86,150
Aaron Rents, Inc. (Class B)	27,193	585,737
Aeropostale, Inc. (b)	41,742	1,131,626
Asbury Automotive Group, Inc.	15,742	216,610
Bebe Stores, Inc. (a)	14,075	151,306
Big 5 Sporting Goods Corp. (a)	15,464	135,619
Blockbuster, Inc. (a) (b)	121,924	397,472
Books-A-Million, Inc. (a)	8,899	77,777
Borders Group, Inc. (a)	37,348	219,233
Buckle, Inc. (a)	8,427	376,940
Build-A-Bear-Workshop, Inc. (b)	8,177	74,329
Cabelas, Inc. (a) (b)	23,327	330,310
Casual Male Retail Group, Inc. (a) (b)	22,096	92,803
Cato Corp.	20,861	311,663
Charlotte Russe Holding, Inc. (b)	15,539	269,446
Charming Shoppes, Inc. (a) (b)	74,119	357,995
Christopher & Banks Corp. (a)	19,581	195,614
Citi Trends, Inc. (a) (b)	8,551	157,766
Collective Brands, Inc. (a) (b)	39,343	476,837
Conn’s, Inc. (a) (b)	7,311	119,242
CSK Auto Corp. (a) (b)	26,489	246,613
DSW, Inc. (Class A) (a) (b)	9,118	118,078
Eddie Bauer Holdings, Inc. (a) (b)	19,007	73,937
Genesco, Inc. (a) (b)	13,502	312,031
Group 1 Automotive, Inc. (a)	15,023	352,740
Haverty Furniture Cos., Inc. (a)	14,903	158,568
Hibbett Sports, Inc. (a) (b)	20,742	320,257
Hot Topic, Inc. (b)	28,681	123,615
J. Crew Group, Inc. (a) (b)	23,470	1,036,670
Jo-Ann Stores, Inc. (a) (b)	17,237	253,901
JoS. A. Bank Clothiers, Inc. (a) (b)	10,071	206,456
Lithia Motors, Inc. (a)	10,432	105,989
Men’s Wearhouse, Inc.	35,036	815,288
Midas, Inc. (a) (b)	12,016	206,555
Monro Muffler Brake, Inc.	11,587	195,820
New York & Co., Inc. (a) (b)	18,834	108,107
Pacific Sunwear of California, Inc. (b)	41,245	520,099
Pep Boys-Manny Moe & Jack (a)	25,683	255,803
Pier 1 Imports, Inc. (a) (b)	55,682	349,683
Rent-A-Center, Inc. (b)	43,057	790,096
Sally Beauty Holdings, Inc. (a) (b)	57,066	393,755
Select Comfort Corp. (a) (b)	32,528	117,101
Shoe Carnival, Inc. (a) (b)	8,573	115,993
Sonic Automotive, Inc. (a)	19,007	390,594
Stage Stores, Inc. (a)	24,947	404,141
Stein Mart, Inc. (a)	15,704	88,256
The Children’s Place Retail Stores, Inc. (a) (b)	13,501	331,585
The Dress Barn, Inc. (a) (b)	30,389	393,234
The Finish Line, Inc. (Class A) (a) (b)	29,843	142,053
The Gymboree Corp. (b)	17,775	708,867

Security Description	Shares	Value

Specialty Retail—(Continued)
The Talbots, Inc. (a)	15,495	$167,036
Tween Brands, Inc. (b)	15,747	389,581
Wet Seal, Inc. (a) (b)	49,181	166,724
Zale Corp. (a) (b)	28,025	553,774
Zumiez, Inc. (a) (b)	10,595	166,236

		16,843,711

Textiles, Apparel & Luxury Goods—1.3%
Brown Shoe Co., Inc.	26,195	394,759
Carter’s, Inc. (b)	35,318	570,386
Cherokee, Inc. (a)	3,788	127,542
Columbia Sportswear Co. (a)	8,790	387,024
Deckers Outdoor Corp. (a) (b)	7,496	808,219
Fossil, Inc. (b)	26,121	797,735
Iconix Brand Group, Inc. (b)	30,427	527,909
K-Swiss, Inc. (a)	14,921	236,050
Kenneth Cole Productions, Inc. (a)	5,987	101,420
Lululemon Athletica, Inc. (a) (b)	8,280	235,400
Maidenform Brands, Inc. (a) (b)	14,280	232,336
Movado Group, Inc.	10,013	195,153
Oxford Industries, Inc. (a)	8,566	192,992
Perry Ellis International, Inc. (b)	6,720	146,698
Quiksilver, Inc. (b)	72,330	709,557
Skechers U. S. A., Inc. (b)	12,549	253,615
Steven Madden, Ltd. (b)	13,172	225,636
The Warnaco Group, Inc. (b)	27,189	1,072,334
Timberland Co. (Class A) (b)	28,756	394,820
True Religion Apparel, Inc. (a) (b)	8,724	161,830
Under Armour, Inc. (a) (b)	14,724	538,899
UniFirst Corp.	8,591	318,640
Volcom, Inc. (a) (b)	7,844	158,527
Wolverine World Wide, Inc.	30,125	873,926

		9,661,407

Thrifts & Mortgage Finance—1.1%
Anchor Bancorp Wisconsin, Inc. (a)	13,639	258,732
Bank Mutual Corp.	43,000	461,820
BankAtlantic Bancorp, Inc. (Class A) (a)	30,322	118,559
BankUnited Financial Corp. (a)	18,035	90,355
Berkshire Hill Bancorp, Inc.	4,386	110,483
Brookline Bancorp, Inc.	41,732	479,083
Centerline Holding Co. (a)	32,116	130,391
Corus Bankshares, Inc. (a)	22,730	221,163
Dime Community Bancorp, Inc. (a)	17,298	302,369
Downey Financial Corp. (a)	12,930	237,653
Federal Agricultural Mortage Corp. (a)	7,740	202,014
First Busey Corp. (a)	14,750	311,520
First Financial Holdings, Inc. (a)	6,397	150,074
First Niagara Financial Group, Inc. (a)	65,452	889,493
First Place Financial Corp. (a)	9,007	117,091
FirstFed Financial Corp. (a) (b)	9,423	255,835
Flagstar Bancorp, Inc. (a)	23,560	170,103
Flushing Financial Corp.	12,920	227,134
Franklin Bank Corp. (a) (b)	13,649	41,357
Fremont General Corp. (a) (b)	41,423	19,883
Imperial Capital Bancorp, Inc.	4,760	102,911

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-141

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Thrifts & Mortgage Finance—(Continued)
Kearny Financial Corp. (a)	11,434	$125,202
NewAlliance Bancshares, Inc. (a)	70,024	858,494
NexCen Brands, Inc. (a) (b)	26,031	89,286
Northwest Bancorp, Inc. (a)	11,002	300,685
Ocwen Financial Corp. (a) (b)	21,044	93,435
PFF Bancorp, Inc. (a)	16,606	138,162
Provident Bancorp, Inc. (a)	23,182	312,957
Provident Financial Services, Inc.	37,874	535,538
TierOne Corp.	11,318	127,667
Triad Guaranty, Inc. (a) (b)	6,298	31,490
TrustCo Bank Corp. (a)	45,076	400,726
United Community Financial Corp. (a)	15,799	97,954
WSFS Financial Corp.	3,267	160,998

		8,170,617

Tobacco—0.3%
Alliance One International, Inc. (b)	57,683	348,405
Universal Corp.	16,420	1,076,003
Vector Group, Ltd. (a)	25,754	453,013

		1,877,421

Trading Companies & Distributors—0.7%
Applied Industrial Technologies, Inc.	27,967	835,934
Beacon Roofing Supply, Inc. (a) (b)	29,180	291,800
Electro Rent Corp.	8,653	131,093
H&E Equipment Services, Inc. (a) (b)	11,032	138,672
Houston Wire & Cable Co. (a)	10,450	167,409
Interline Brands, Inc. (b)	16,945	314,330
Kaman Corp.	14,481	409,667
NuCo2, Inc. (a) (b)	8,604	238,933
Rush Enterprises, Inc. (a) (b)	19,917	315,485
TAL International Group, Inc. (a)	8,589	202,443
UAP Holdings Corp.	32,146	1,232,478
Watsco, Inc. (a)	13,865	574,288

		4,852,532

Water Utilities—0.2%
American State Water Co. (a)	10,318	371,448
Cadiz, Inc. (a) (b)	7,581	116,596
California Water Service Group (a)	11,744	448,034
Consolidated Water Co., Inc. (a)	8,783	193,489
SJW Corp. (a)	10,058	287,558
Southwest Water Co. (a)	15,204	168,308

		1,585,433

Wireless Telecommunication Services—0.2%
Fibertower Corp. (a) (b)	64,566	113,636
ICO Global Communications Holdings (a) (b)	62,811	194,086
iPCS, Inc. (b)	11,024	257,411
Rural Cellular Corp. (a) (b)	7,433	328,762
Syniverse Holdings, Inc. (b)	16,623	276,939
USA Mobility, Inc. (b)	15,317	109,363

		1,280,197

Total Common Stock (Identified Cost $737,055,660)		697,185,322

Rights—0.0%
Security Description	Shares	Value

Capital Markets – 0.0%
Ares Capital Corp. (b)	14,036	$7,860
MCG Capital Corp. (b)	5,423	5,803

		13,663

Real Estate Management & Development—0.0%
FX Real Estate and Entertainment, Inc. (a) (b) (d)	2,762	0

Thrifts & Mortgage Finance—0.0%
BankUnited Financial Corp. (b) (d) (e)	4,713	0
Centerline Holding Co. (a) (b) (d)	32,116	0

		0

Total Rights (Identified Cost $1,603)		13,663

Short Term Investments—34.0%
Security Description	Face Amount/Shares	Value

Discount Notes—3.1%
Federal Home Loan Bank 1.52%, 04/01/08	$22,750,000	22,750,000

Mutual Funds—30.9%
State Street Navigator Securities Lending Prime Portfolio (f)	222,098,909	222,098,909

Total Short Term Investments (Identified Cost $244,848,909)		244,848,909

Total Investments—130.9% (Identified Cost $981,906,172) (g)		942,047,894
Liabilities in excess of other assets		(222,593,194)

Total Net Assets—100%		$719,454,700

(a)	A portion or all of the security was held on loan. As of March 31, 2008, the market value of securities loaned was $217,931,738 and the collateral received consisted of cash in the amount of $222,098,909 and non-cash collateral with a value of $782,545. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian.
(b)	Non-Income Producing.
(c)	Non-Income Producing; issuer filed under Chapter 11 of the Federal Bankruptcy Code.
(d)	Zero Valued Security.
(e)	Security was valued in good faith under procedures established by the Board of Directors.
(f)	Represents investment of cash collateral received from securities lending transactions.
(g)	The aggregate cost of investments for federal income tax purposes as of March 31, 2008 was $981,906,172 and the composition of unrealized appreciation and depreciation of investment securities was $88,969,642 and $(128,827,920), respectively.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-142

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Contract Amount	Valuation as of 3/31/2008	Net Unrealized Appreciation
Russell 2000 Index Futures	6/18/2008	61	$20,557,305	$21,045,000	$487,695

Statement of Accounting Standards No. 157 Valuation Disclosure

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2008:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1—Quoted Prices	$918,010,441	$487,695
Level 2—Other Significant Observable Inputs	24,037,453	0
Level 3—Significant Unobservable Inputs	0	0

Total	$942,047,894	$487,695

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-143

Metropolitan Series Fund, Inc.

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Common Stock—98.8% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.0%
General Dynamics Corp.	92,900	$7,745,073

Air Freight & Logistics—0.6%
Expeditors International of Washington, Inc.	111,300	5,028,534

Beverages—1.5%
InBev NV (EUR)	59,300	5,233,556
PepsiCo, Inc.	93,800	6,772,360

		12,005,916

Biotechnology—3.5%
Celgene Corp. (a)	49,200	3,015,468
Genentech, Inc. (a)	134,400	10,910,592
Gilead Sciences, Inc. (a)	269,500	13,887,335

		27,813,395

Capital Markets—4.5%
BlackRock, Inc. (b)	18,100	3,695,658
Franklin Resources, Inc.	75,900	7,361,541
Northern Trust Corp.	60,300	4,008,141
State Street Corp.	170,800	13,493,200
The Charles Schwab Corp.	156,700	2,950,661
The Goldman Sachs Group, Inc.	25,500	4,217,445

		35,726,646

Chemicals—2.5%
Monsanto Co.	91,900	10,246,850
Praxair, Inc.	111,800	9,416,914

		19,663,764

Communications Equipment—4.0%
Cisco Systems, Inc. (a)	410,700	9,893,763
Corning, Inc. (a)	366,800	8,817,872
Juniper Networks, Inc. (a)	214,300	5,357,500
QUALCOMM, Inc.	195,500	8,015,500

		32,084,635

Computers & Peripherals—3.1%
Apple, Inc. (a)	124,000	17,794,000
Dell, Inc. (a)	194,700	3,878,424
EMC Corp. (a)	218,900	3,139,026

		24,811,450

Construction & Engineering—0.9%
Foster Wheeler, Ltd.	127,700	7,230,374

Diversified Financial Services—2.3%
Bovespa Holding S.A. (BRL) (a)	482,200	6,532,640
CME Group, Inc.	10,400	4,878,640
Dubai Financial Market (AED)	1,800,000	2,499,660
Moody’s Corp. (b)	116,047	4,041,917

		17,952,857

Security Description	Shares	Value

Electrical Equipment—0.8%
Schneider Electric S.A. (EUR)	48,900	$6,332,519

Electronic Equipment & Instruments—1.1%
Dolby Laboratories, Inc. (Class A) (a)	83,600	3,031,336
Hon Hai Precision Industry Co., Ltd. (GDR)	26,900	302,625
Hon Hai Precision Industry Co., Ltd. (GDR) (London Traded Shares)	451,660	5,085,626

		8,419,587

Energy Equipment & Services—4.0%
Baker Hughes, Inc.	126,900	8,692,650
Schlumberger, Ltd.	268,400	23,350,800

		32,043,450

Food & Staples Retailing—5.3%
Costco Wholesale Corp.	122,200	7,939,334
CVS Caremark Corp.	518,290	20,995,928
Sysco Corp.	206,000	5,978,120
Walgreen Co.	83,500	3,180,515
Whole Foods Market, Inc. (b)	125,800	4,147,626

		42,241,523

Food Products—0.9%
Groupe Danone (EUR)	56,400	5,053,467
Nestle S.A. (CHF)	4,500	2,251,532

		7,304,999

Health Care Equipment & Supplies—6.0%
Alcon, Inc.	37,100	5,277,475
Becton, Dickinson & Co.	70,600	6,061,010
Covidien, Ltd.	148,850	6,586,613
Intuitive Surgical, Inc. (a)	7,200	2,335,320
Medtronic, Inc.	230,200	11,134,774
St. Jude Medical, Inc. (a)	117,000	5,053,230
Stryker Corp.	82,000	5,334,100
Zimmer Holdings, Inc. (a)	76,200	5,932,932

		47,715,454

Health Care Providers & Services—5.5%
Aetna, Inc.	232,100	9,769,089
CIGNA Corp.	148,500	6,024,645
Humana, Inc. (a)	67,100	3,010,106
Laboratory Corp. of America Holdings (a)	110,700	8,156,376
McKesson Corp.	80,900	4,236,733
Medco Health Solutions, Inc. (a)	83,000	3,634,570
WellPoint, Inc. (a)	200,900	8,865,717

		43,697,236

Hotels, Restaurants & Leisure—3.4%
International Game Technology	149,600	6,015,416
Las Vegas Sands Corp. (a) (b)	89,000	6,553,960
Marriott International, Inc.	88,560	3,042,922
MGM Mirage (a)	8,826	518,704
Yum! Brands, Inc.	290,200	10,798,342

		26,929,344

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-144

Metropolitan Series Fund, Inc.

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Household Products—1.7%
Procter & Gamble Co.	153,105	$10,728,068
Reckitt Benckiser Group, Plc. (GBP)	56,700	3,141,742

		13,869,810

Independent Power Producers & Energy Traders—0.6%
The AES Corp. (a)	310,000	5,167,700

Industrial Conglomerates—2.5%
General Electric Co.	390,200	14,441,302
McDermott International, Inc. (a)	94,200	5,164,044

		19,605,346

Insurance—1.0%
Assurant, Inc.	84,600	5,148,756
Prudential Financial, Inc.	33,700	2,637,025

		7,785,781

Internet & Catalog Retail—2.1%
Amazon.com, Inc. (a)	122,400	8,727,120
B2W Companhia Global de Varejo S.A. (BRL)	53,900	1,821,676
Expedia, Inc. (a)	281,745	6,167,398

		16,716,194

Internet Software & Services—4.1%
Google, Inc. (a)	49,700	21,891,359
Tencent Holdings, Ltd. (HKD)	332,600	1,889,137
VeriSign, Inc. (a) (b)	278,100	9,244,044

		33,024,540

IT Services—4.2%
Accenture, Ltd. (Class A)	262,200	9,221,574
Automatic Data Processing, Inc.	216,300	9,168,957
Infosys Technologies, Ltd. (ADR) (b)	73,500	2,629,095
MasterCard, Inc. (b)	18,500	4,125,315
Redecard S.A. (BRL)	156,500	2,616,850
Visa, Inc. (a)	98,300	6,129,988

		33,891,779

Machinery—3.7%
Danaher Corp.	300,100	22,816,603
Deere & Co.	43,400	3,491,096
Joy Global, Inc.	53,200	3,466,512

		29,774,211

Media—2.9%
Naspers, Ltd. (ZAR)	233,400	4,043,225
Shaw Communications, Inc.	247,600	4,501,368
The McGraw-Hill Cos., Inc.	395,800	14,624,810

		23,169,403

Metals & Mining—2.6%
BHP Billiton, Ltd. (AUD)	299,000	9,814,623
Freeport-McMoRan Copper & Gold, Inc.	60,300	5,802,066

Security Description	Shares	Value

Metals & Mining—(Continued)
Kinross Gold Corp.	228,900	$5,060,979

		20,677,668

Multiline Retail—0.7%
Kohl’s Corp. (a)	77,700	3,332,553
Lojas Renner S.A. (BRL)	112,500	2,133,098

		5,465,651

Oil, Gas & Consumable Fuels—6.2%
Chevron Corp.	47,300	4,037,528
EOG Resources, Inc.	68,800	8,256,000
Exxon Mobil Corp.	139,016	11,757,973
Murphy Oil Corp.	52,200	4,287,708
Petroleo Brasileiro S.A. (ADR)	81,200	6,876,828
Suncor Energy, Inc.	33,800	3,256,630
Total S.A. (EUR)	146,300	10,889,753

		49,362,420

Pharmaceuticals—2.0%
Allergan, Inc.	121,900	6,873,941
Merck & Co., Inc.	74,100	2,812,095
Roche Holding AG (CHF) (a)	21,100	3,976,287
Schering-Plough Corp.	177,200	2,553,452

		16,215,775

Semiconductors & Semiconductor Equipment—1.1%
Intel Corp.	179,100	3,793,338
Marvell Technology Group, Ltd. (a)	455,900	4,960,192

		8,753,530

Software—6.2%
Amdocs, Ltd. (a)	103,200	2,926,752
Autodesk, Inc.	198,500	6,248,780
Electronic Arts, Inc. (a)	121,505	6,065,529
McAfee, Inc. (a)	18,800	622,092
Microsoft Corp.	675,200	19,162,176
Nintendo Co., Ltd. (JPY)	27,600	14,273,465

		49,298,794

Specialty Retail—0.4%
Bed Bath & Beyond, Inc. (a) (b)	95,200	2,808,400

Trading Companies & Distributors—0.2%
Fastenal Co. (b)	40,000	1,837,200

Wireless Telecommunication Services—5.7%
American Tower Corp. (Class A) (a)	241,700	9,477,057
América Movil S.A. de C.V. (ADR)	202,800	12,916,332
Crown Castle International Corp. (a) (b)	352,600	12,161,174
Leap Wireless International, Inc. (a) (b)	41,900	1,952,540
MetroPCS Communications, Inc. (a) (b)	81,700	1,388,900
Rogers Communications, Inc. (Class B)	210,800	7,571,936

		45,467,939

Total Common Stock (Identified Cost $778,373,444)		787,638,897

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-145

Metropolitan Series Fund, Inc.

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Short Term Investments—6.5%

Security Description	Shares	Value

Mutual Funds—6.5%
State Street Navigator Securities Lending Prime Portfolio (c)	45,321,679	$45,321,679
T. Rowe Price Reserve Investment Fund	6,931,266	6,931,266

Total Short Term Investments (Identified Cost $52,252,945)		52,252,945

Total Investments—105.3% (Identified Cost $830,626,389) (d)		839,891,842
Liabilities in excess of other assets		(42,590,727)

Total Net Assets—100%		$797,301,115

(a)	Non-Income Producing.
(b)	A portion or all of the security was held on loan. As of March 31, 2008, the market value of securities loaned was $44,568,849 and the collateral received consisted of cash in the amount of $45,321,679. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	The aggregate cost of investments for federal income tax purposes as of March 31, 2008 was $830,626,389 and the composition of unrealized appreciation and depreciation of investment securities was $69,120,562 and $(59,855,109), respectively.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(GDR)—	Global Depository Receipt.
(AED)—	United Arab Emirates Dirham
(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar
(JPY)—	Japanese Yen
(ZAR)—	South African Rand

Affiliated Issuer
Security Description	Number of Shares Held at 12/31/2007	Shares Purchased Since 12/31/2007	Shares Sold Since 12/31/2007	Number of Shares Held at 3/31/2008	Realized Gain/Loss on Shares Sold	Income for Period Ended 3/31/2008
T. Rowe Price Reserve Investment Fund	25,468,225	34,969,576	(53,506,535)	6,931,266	$0	$97,805

Statement of Accounting Standards No. 157 Valuation Disclosure

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2008:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1—Quoted Prices	$757,388,611	$0
Level 2—Other Significant Observable Inputs	82,503,231	0
Level 3—Significant Unobservable Inputs	0	0

Total	$839,891,842	$0

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-146

Metropolitan Series Fund, Inc.

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Common Stock—99.6% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.3%
Alliant Techsystems, Inc. (a) (b)	19,300	$1,998,129
BE Aerospace, Inc. (b)	21,600	754,920
Ceradyne, Inc. (a) (b)	27,100	866,116
DRS Technologies, Inc.	17,079	995,364
Heico Corp. (Class A)	10,400	407,992
Teledyne Technologies, Inc. (b)	34,100	1,602,700
TransDigm Group, Inc. (b)	17,400	644,670

		7,269,891

Air Freight & Logistics—1.0%
HUB Group, Inc. (Class A) (b)	28,600	940,654
UTi Worldwide, Inc.	107,700	2,162,616

		3,103,270

Airlines—0.2%
Skywest, Inc.	22,100	466,752

Auto Components—0.5%
Drew Industries, Inc. (a) (b)	25,900	633,514
Gentex Corp. (a)	56,100	962,115

		1,595,629

Automobiles—0.3%
Thor Industries, Inc. (a)	29,800	887,146

Beverages—0.7%
Boston Beer, Inc. (a) (b)	27,187	1,292,470
Hansen Natural Corp. (a) (b)	21,600	762,480

		2,054,950

Biotechnology—4.6%
Acadia Pharmaceuticals, Inc. (a) (b)	14,900	134,994
Acorda Therapeutics, Inc. (a) (b)	11,600	208,220
Alexion Pharmaceuticals, Inc. (b)	21,000	1,245,300
Alkermes, Inc. (a) (b)	50,800	603,504
Alnylam Pharmaceuticals, Inc. (a) (b)	7,900	192,760
Array Biopharma, Inc. (a) (b)	16,200	113,562
BioMarin Pharmaceutical, Inc. (a) (b)	49,300	1,743,741
Cepheid, Inc. (a) (b)	24,000	585,360
Cubist Pharmaceuticals, Inc. (a) (b)	24,800	456,816
deCODE genetics, Inc. (a) (b)	72,600	111,078
Human Genome Sciences, Inc. (a) (b)	52,200	307,458
Incyte Corp. (a) (b)	105,100	1,104,601
Isis Pharmaceuticals, Inc. (a) (b)	10,800	152,388
Lexicon Pharmaceuticals, Inc. (a) (b)	44,400	89,688
Lifecell Corp. (a) (b)	14,500	609,435
Martek Biosciences Corp. (a) (b)	15,400	470,778
Medarex, Inc. (a) (b)	49,400	437,190
Myriad Genetics, Inc. (a) (b)	22,500	906,525
Onyx Pharmaceuticals, Inc. (a) (b)	24,600	714,138
OSI Pharmaceuticals, Inc. (a) (b)	27,000	1,009,530
PDL BioPharma, Inc. (b)	72,900	772,011
Regeneron Pharmaceuticals, Inc. (b)	30,000	575,700
Rigel Pharmaceuticals, Inc. (a) (b)	23,300	434,778
Seattle Genetics, Inc. (a) (b)	25,300	230,230

Security Description	Shares	Value

Biotechnology—(Continued)
Senomyx, Inc. (a) (b)	50,200	$296,180
Theravance, Inc. (a) (b)	21,900	230,607
United Therapeutics Corp. (b)	11,200	971,040

		14,707,612

Capital Markets—2.1%
Affiliated Managers Group, Inc. (a) (b)	31,549	2,862,756
Cohen & Steers, Inc. (a)	9,500	251,655
GFI Group, Inc. (b)	9,100	521,430
Greenhill & Co., Inc. (a)	29,800	2,072,888
Knight Capital Group, Inc. (b)	15,000	243,600
optionsXpress Holdings, Inc. (a)	28,400	588,164
Penson Worldwide, Inc. (a) (b)	15,400	142,142

		6,682,635

Chemicals—2.3%
Airgas, Inc.	35,200	1,600,544
Hercules, Inc.	44,500	813,905
Koppers Holdings, Inc.	20,700	917,217
Nalco Holding Co.	78,700	1,664,505
Terra Industries, Inc. (b)	39,100	1,389,223
The Scotts Miracle-Gro Co.	24,100	781,322

		7,166,716

Commercial Banks—0.4%
Pinnacle Financial Partners, Inc. (a) (b)	11,000	281,600
SVB Financial Group (a) (b)	13,900	606,596
UCBH Holdings, Inc. (a)	43,000	333,680

		1,221,876

Commercial Services & Supplies—5.2%
Administaff, Inc.	21,000	495,810
ChoicePoint, Inc. (b)	21,133	1,005,931
Copart, Inc. (b)	35,800	1,387,608
Heidrick & Struggles International, Inc. (a)	17,800	579,034
Huron Consulting Group, Inc. (b)	19,000	789,450
IHS, Inc. (b)	17,700	1,138,287
Kenexa Corp. (a) (b)	37,800	698,544
Knoll, Inc.	15,500	178,870
Korn/Ferry International (b)	25,600	432,640
Navigant Consulting, Inc. (a) (b)	17,800	337,844
Resources Connection, Inc. (b)	81,600	1,458,192
Rollins, Inc.	31,200	551,928
Stericycle, Inc. (b)	58,400	3,007,600
The Advisory Board Co. (b)	33,800	1,856,972
The Corporate Executive Board Co. (a)	23,800	963,424
Waste Connections, Inc. (b)	57,300	1,761,402

		16,643,536

Communications Equipment—2.8%
Adtran, Inc.	43,100	797,350
Avocent Corp. (b)	19,025	321,523
Blue Coat Systems, Inc. (b)	41,200	908,048
CommScope, Inc. (b)	40,200	1,400,166
Comtech Telecommunications Corp. (b)	37,000	1,443,000

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-147

Metropolitan Series Fund, Inc.

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Communications Equipment—(Continued)
Dycom Industries, Inc. (b)	22,300	$267,823
F5 Networks, Inc. (b)	69,700	1,266,449
Foundry Networks, Inc. (b)	66,700	772,386
Netgear, Inc. (a) (b)	18,300	365,085
Plantronics, Inc.	25,700	496,267
Polycom, Inc. (b)	41,493	935,252

		8,973,349

Computers & Peripherals—0.4%
Emulex Corp. (b)	30,600	496,944
Intermec, Inc. (a) (b)	13,800	306,222
Palm, Inc. (a) (b)	84,000	420,000

		1,223,166

Construction & Engineering—0.8%
Foster Wheeler, Ltd.	10,400	588,848
Perini Corp. (b)	11,400	413,022
Quanta Services, Inc. (a) (b)	59,224	1,372,220

		2,374,090

Construction Materials—0.2%
Eagle Materials, Inc. (a)	14,600	519,030

Containers & Packaging—0.8%
Crown Holdings, Inc.	68,400	1,720,944
Greif, Inc.	12,500	849,125

		2,570,069

Diversified Consumer Services—2.6%
Bright Horizons Family Solutions, Inc. (b)	45,000	1,936,800
Capella Education Co. (b)	13,300	726,180
DeVry, Inc.	50,100	2,096,184
ITT Educational Services, Inc. (b)	27,400	1,258,482
Matthews International Corp.	22,600	1,090,450
Sotheby’s Holdings, Inc. (Class A) (a)	26,300	760,333
Steiner Leisure, Ltd. (a) (b)	12,700	419,100

		8,287,529

Diversified Telecommunication Services—0.5%
Cbeyond, Inc. (a) (b)	23,900	449,081
Cogent Communications Group, Inc. (a) (b)	22,700	415,637
Time Warner Telecom, Inc. (Class A) (a) (b)	55,600	861,244

		1,725,962

Electrical Equipment—1.9%
Ametek, Inc. (b)	42,800	1,879,348
General Cable Corp.	28,300	1,671,681
II-VI, Inc. (a) (b)	43,300	1,644,534
Thomas & Betts Corp. (b)	24,800	901,976

		6,097,539

Electronic Equipment & Instruments—4.1%
CyberOptics Corp. (a) (b)	103,937	1,134,992
Dolby Laboratories, Inc. (Class A) (b)	41,800	1,515,668

Security Description	Shares	Value

Electronic Equipment & Instruments—(Continued)
FLIR Systems, Inc. (a) (b)	117,500	$3,535,575
Itron, Inc. (b)	13,100	1,182,013
Mettler-Toledo International, Inc. (b)	27,700	2,690,224
Orbotech, Ltd. (b)	31,900	585,046
Rofin-Sinar Technologies, Inc. (b)	26,700	1,198,830
Trimble Navigation, Ltd. (a) (b)	23,100	660,429
TTM Technologies, Inc. (b)	57,400	649,768

		13,152,545

Energy Equipment & Services—7.0%
Atwood Oceanics, Inc. (b)	16,200	1,485,864
Core Laboratories NV (b)	21,500	2,564,950
Dawson Geophysical Co. (a) (b)	11,200	756,000
Dresser-Rand Group, Inc. (b)	41,900	1,288,425
Global Industries, Inc. (b)	90,500	1,456,145
Helix Energy Solutions Group, Inc. (a) (b)	36,200	1,140,300
Helmerich & Payne, Inc.	40,600	1,902,922
ION Geophysical Corp. (a) (b)	39,000	538,200
NATCO Group, Inc. (b)	22,400	1,047,200
Oceaneering International, Inc. (b)	22,800	1,436,400
Oil States International, Inc. (b)	67,900	3,042,599
SEACOR Holdings, Inc. (a) (b)	6,600	563,376
Superior Energy Services, Inc. (b)	45,900	1,818,558
Tetra Technologies, Inc. (a) (b)	60,600	959,904
Unit Corp. (b)	8,700	492,855
W-H Energy Services, Inc. (b)	26,700	1,838,295

		22,331,993

Food & Staples Retailing—0.1%
The Pantry, Inc. (a) (b)	15,400	324,632

Food Products—0.4%
Flowers Foods, Inc.	26,500	655,875
Ralcorp Holdings, Inc. (b)	9,600	558,240

		1,214,115

Health Care Equipment & Supplies—4.2%
American Medical Systems Holdings, Inc. (a) (b)	28,500	404,415
ArthroCare Corp. (a) (b)	24,500	817,075
Edwards Lifesciences Corp. (b)	33,300	1,483,515
Gen-Probe, Inc. (b)	40,900	1,971,380
Hologic, Inc. (b)	20,620	1,146,472
IDEXX Laboratories, Inc. (b)	32,300	1,591,098
Immucor, Inc. (b)	59,650	1,272,931
Integra LifeSciences Holdings (a) (b)	8,500	369,495
Meridian Bioscience, Inc.	70,200	2,346,786
ResMed, Inc. (a)	31,000	1,307,580
Stereotaxis, Inc. (a) (b)	26,000	153,920
STERIS Corp.	22,400	600,992

		13,465,659

Health Care Providers & Services—4.3%
Air Methods Corp. (a) (b)	14,500	701,365
Amedisys, Inc. (a) (b)	22,133	870,712
Centene Corp. (b)	48,600	677,484

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-148

Metropolitan Series Fund, Inc.

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Health Care Providers & Services—(Continued)
Chemed Corp. (a)	26,300	$1,109,860
Gentiva Health Services, Inc. (b)	40,500	881,280
HealthExtras, Inc. (b)	36,500	906,660
Healthspring, Inc. (b)	33,900	477,312
Healthways, Inc. (a) (b)	24,000	848,160
inVentiv Health, Inc. (b)	23,900	688,559
LifePoint Hospitals, Inc. (b)	21,900	601,593
Pediatrix Medical Group, Inc. (b)	28,300	1,907,420
PSS World Medical, Inc. (a) (b)	35,400	589,764
Psychiatric Solutions, Inc. (a) (b)	31,700	1,075,264
Sun Healthcare Group, Inc. (b)	53,800	706,932
Sunrise Senior Living, Inc. (a) (b)	19,100	425,548
VCA Antech, Inc. (b)	40,500	1,107,675

		13,575,588

Health Care Technology—0.4%
Cerner Corp. (a) (b)	22,000	820,160
Phase Forward, Inc. (b)	22,000	375,760

		1,195,920

Hotels, Restaurants & Leisure—3.2%
Burger King Holdings, Inc.	58,800	1,626,408
Chipotle Mexican Grill, Inc. (a) (b)	17,000	1,650,530
Choice Hotels International, Inc. (a)	18,600	634,446
Monarch Casino & Resort, Inc. (b)	19,000	336,490
Orient-Express Hotels, Ltd. (Class A)	18,100	781,196
Red Robin Gourmet Burgers, Inc. (a) (b)	33,300	1,251,081
Sonic Corp. (a) (b)	67,162	1,480,250
WMS Industries, Inc. (a) (b)	66,750	2,400,998

		10,161,399

Household Durables—0.4%
iRobot Corp. (a) (b)	13,300	227,563
Jarden Corp. (a) (b)	32,100	697,854
Tempur-Pedic International, Inc. (a)	39,500	434,500

		1,359,917

Household Products—0.6%
Church & Dwight Co., Inc.	33,400	1,811,616

Insurance—1.5%
HCC Insurance Holdings, Inc.	48,900	1,109,541
Max Capital Group, Ltd.	29,600	775,224
Philadelphia Consolidated Holding Corp. (b)	37,500	1,207,500
StanCorp Financial Group, Inc.	33,500	1,598,285

		4,690,550

Internet & Catalog Retail—1.3%
Blue Nile, Inc. (a) (b)	17,100	925,965
priceline.com, Inc. (a) (b)	27,000	3,263,220

		4,189,185

Security Description	Shares	Value

Internet Software & Services—2.1%
CNET Networks, Inc. (a) (b)	139,400	$989,740
DealerTrack Holdings, Inc. (a) (b)	27,700	560,094
Digital River, Inc. (a) (b)	30,800	953,876
j2 Global Communications, Inc. (a) (b)	43,200	964,224
Omniture, Inc. (b)	22,049	511,757
SINA Corp. (a) (b)	26,700	941,175
ValueClick, Inc. (b)	59,700	1,029,825
Websense, Inc. (b)	34,400	645,000

		6,595,691

IT Services—3.4%
CACI International, Inc. (Class A) (b)	25,800	1,175,190
Cybersource Corp. (b)	87,400	1,276,914
Global Payments, Inc.	43,420	1,795,851
Heartland Payment Systems, Inc. (a)	44,500	1,023,945
NCI, Inc. (Class A) (b)	98,200	1,848,124
NeuStar, Inc. (Class A) (a) (b)	26,500	701,720
Perot Systems Corp. (Class A) (b)	83,200	1,251,328
RightNow Technologies, Inc. (a) (b)	76,100	905,590
SRA International, Inc. (b)	33,100	804,661

		10,783,323

Leisure Equipment & Products—0.4%
Polaris Industries, Inc. (a)	28,600	1,172,886

Life Sciences Tools & Services—3.1%
Affymetrix, Inc. (b)	34,900	607,609
Dionex Corp. (a) (b)	8,300	639,017
Exelixis, Inc. (a) (b)	62,700	435,765
Illumina, Inc. (a) (b)	28,200	2,140,380
Invitrogen Corp. (b)	20,400	1,743,588
Parexel International Corp. (b)	54,800	1,430,280
PharmaNet Development Group, Inc. (a) (b)	14,900	375,927
Techne Corp. (b)	23,600	1,589,696
Varian, Inc. (b)	16,100	932,512

		9,894,774

Machinery—4.8%
Actuant Corp. (a)	113,600	3,431,856
Bucyrus International, Inc.	17,900	1,819,535
Chart Industries, Inc. (b)	16,200	548,208
Gardner Denver, Inc. (b)	19,200	712,320
Graco, Inc. (a)	26,000	942,760
Kaydon Corp. (a)	23,800	1,045,058
Kennametal, Inc.	19,200	565,056
RBC Bearings, Inc. (b)	27,100	1,006,223
The Manitowoc Co., Inc.	39,800	1,623,840
The Middleby Corp. (a)	14,100	879,699
The Toro Co. (a)	34,900	1,444,511
Wabtec Corp.	28,400	1,069,544

		15,088,610

Marine—0.1%
Horizon Lines, Inc. (a)	23,000	428,030

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-149

Metropolitan Series Fund, Inc.

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Media—0.8%
Interactive Data Corp.	26,900	$765,843
John Wiley & Sons, Inc.	23,400	928,980
Marvel Entertainment, Inc. (a) (b)	30,300	811,737

		2,506,560

Metals & Mining—1.5%
Carpenter Technology Corp.	22,400	1,253,728
Cleveland-Cliffs, Inc. (a)	24,100	2,887,662
Hecla Mining Co. (a) (b)	66,700	744,372

		4,885,762

Multiline Retail—0.5%
Big Lots, Inc. (a) (b)	48,300	1,077,090
Saks, Inc. (a) (b)	44,400	553,668

		1,630,758

Oil, Gas & Consumable Fuels—5.4%
Bill Barrett Corp. (a) (b)	24,600	1,162,350
Cabot Oil & Gas Corp.	66,900	3,401,196
Comstock Resources, Inc. (b)	24,700	995,410
Denbury Resources, Inc. (b)	40,600	1,159,130
Foundation Coal Holdings, Inc.	36,100	1,816,913
Frontier Oil Corp.	38,700	1,054,962
Mariner Energy, Inc. (a) (b)	51,336	1,386,585
Massey Energy Co.	39,100	1,427,150
Penn Virginia Corp.	40,000	1,763,600
PetroHawk Energy Corp. (b)	79,600	1,605,532
St. Mary Land & Exploration Co.	35,400	1,362,900

		17,135,728

Personal Products—1.6%
Alberto-Culver Co.	54,200	1,485,622
Chattem, Inc. (a) (b)	17,300	1,147,682
Herbalife, Ltd.	32,300	1,534,250
NBTY, Inc. (b)	30,800	922,460

		5,090,014

Pharmaceuticals—0.9%
Medicis Pharmaceutical Corp. (a) (b)	23,600	464,684
Sciele Pharma, Inc. (b)	16,800	327,600
The Medicines Co. (a) (b)	20,300	410,060
Valeant Pharmaceuticals International, Inc. (a)	49,000	628,670
ViroPharma, Inc. (a) (b)	23,300	208,302
Xenoport, Inc. (b)	21,500	870,105

		2,909,421

Real Estate Investment Trusts—0.0%
PS Business Parks, Inc.	2,800	145,320

Real Estate Management & Development—0.3%
Jones Lang LaSalle, Inc.	12,000	928,080

Road & Rail—0.5%
Landstar System, Inc.	32,500	1,695,200

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment—4.5%
Advanced Energy Industries, Inc. (b)	74,400	$986,544
Cabot Microelectronics Corp. (a) (b)	14,900	479,035
Cohu, Inc. (a)	40,000	650,000
Cymer, Inc. (a) (b)	38,500	1,002,540
Diodes, Inc. (a) (b)	34,000	746,640
Entegris, Inc. (b)	94,600	680,174
Formfactor, Inc. (b)	26,100	498,510
Integrated Device Technology, Inc. (b)	95,350	851,476
Intersil Corp.	41,064	1,054,113
Mattson Technology, Inc. (b)	53,800	327,642
Micrel, Inc. (a)	69,600	645,192
ON Semiconductor Corp. (a) (b)	272,600	1,548,368
Pericom Semiconductor Corp. (b)	27,400	402,232
PMC-Sierra, Inc. (a) (b)	99,900	569,430
Semtech Corp. (b)	70,800	1,014,564
Standard Microsystems Corp. (b)	12,200	355,996
Varian Semiconductor Equipment Associates, Inc. (b)	60,450	1,701,667
Verigy, Ltd. (b)	31,100	585,924
Virage Logic Corp. (a) (b)	57,900	333,504

		14,433,551

Software—6.2%
Actuate Corp. (b)	119,800	491,180
Ansoft Corp. (b)	37,000	1,129,240
Ansys, Inc. (b)	46,200	1,594,824
Blackboard, Inc. (b)	33,800	1,126,554
Epicor Software Corp. (a) (b)	51,200	573,440
FactSet Research Systems, Inc. (a)	33,100	1,783,097
Fair Isaac Corp.	30,019	646,009
Informatica Corp. (b)	142,600	2,432,756
Jack Henry & Associates, Inc.	31,000	764,770
Lawson Software, Inc. (b)	64,600	486,438
Macrovision Corp. (a) (b)	46,400	626,400
MICROS Systems, Inc. (b)	43,700	1,470,942
MicroStrategy, Inc. (Class A) (b)	6,300	466,137
Parametric Technology Corp. (b)	31,900	509,762
Progress Software Corp. (b)	19,800	592,416
Quest Software, Inc. (b)	45,600	595,992
SPSS, Inc. (a) (b)	26,700	1,035,426
Synopsys, Inc. (b)	32,300	733,533
Taleo Corp. (b)	58,400	1,132,960
THQ, Inc. (a) (b)	25,500	555,900
TIBCO Software, Inc. (a) (b)	70,600	504,084
Wind River Systems, Inc. (b)	46,200	357,588

		19,609,448

Specialty Retail—2.7%
A.C. Moore Arts & Crafts, Inc. (b)	64,350	438,867
Aeropostale, Inc. (b)	40,950	1,110,155
GameStop Corp. (Class A) (b)	18,500	956,635
Guess?, Inc.	20,100	813,447
Hibbett Sports, Inc. (a) (b)	34,350	530,364
J. Crew Group, Inc. (a) (b)	31,200	1,378,104
JoS. A. Bank Clothiers, Inc. (a) (b)	12,600	258,300
The Gymboree Corp. (b)	50,600	2,017,928

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-150

Metropolitan Series Fund, Inc.

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Specialty Retail—(Continued)
Tractor Supply Co. (a) (b)	23,000	$908,960
Zumiez, Inc. (a) (b)	12,400	194,556

		8,607,316

Textiles, Apparel & Luxury Goods—1.9%
Deckers Outdoor Corp. (a) (b)	8,800	948,816
Fossil, Inc. (a) (b)	40,049	1,223,097
Hanesbrands, Inc. (b)	47,400	1,384,080
Iconix Brand Group, Inc. (b)	56,700	983,745
The Warnaco Group, Inc. (b)	37,100	1,463,224

		6,002,962

Trading Companies & Distributors—0.4%
Beacon Roofing Supply, Inc. (a) (b)	28,200	282,000
MSC Industrial Direct Co., Inc. (Class A)	24,200	1,022,450

		1,304,450

Wireless Telecommunication Services—1.4%
Leap Wireless International, Inc. (a) (b)	29,000	1,351,400
SBA Communications Corp. (a) (b)	90,700	2,705,581
Syniverse Holdings, Inc. (b)	27,300	454,818

		4,511,799

Total Common Stock (Identified Cost $307,140,599)		316,403,549

Short Term Investments—27.6%
Security Description	Shares	Value

Mutual Funds—27.6%
State Street Navigator Securities Lending Prime Portfolio (c)	85,935,304	$85,935,304
T. Rowe Price Reserve Investment Fund	1,856,343	1,856,343

Total Short Term Investments (Identified Cost $87,791,647)		87,791,647

Total Investments—127.2% (Identified Cost $394,932,246) (d)		404,195,196
Liabilities in excess of other assets		(86,521,623)

Total Net Assets—100%		$317,673,573

(a)	A portion or all of the security was held on loan. As of March 31, 2008, the market value of securities loaned was $85,772,132 and the collateral received consisted of cash in the amount of $85,935,304 and non-cash collateral with a value of $1,190,323. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian.
(b)	Non-Income Producing.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	The aggregate cost of investments for federal income tax purposes as of March 31, 2008 was $394,932,246 and the composition of unrealized appreciation and depreciation of investment securities was $51,121,885 and $(41,858,935), respectively.

Affiliated Issuer
Security Description	Number of Shares Held at 12/31/2007	Shares Purchased Since 12/31/2007	Shares Sold Since 12/31/2007	Number of Shares Held at 3/31/2008	Realized Gain/Loss on Shares Sold	Income For Period Ended 3/31/2008
T. Rowe Price Reserve Investment Fund	3,756,232	12,527,692	(14,427,581)	1,856,343	$0	$21,366

Statement of Accounting Standards No. 157 Valuation Disclosure

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2008:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1—Quoted Prices	$404,195,196	$0
Level 2—Other Significant Observable Inputs	0	0
Level 3—Significant Unobservable Inputs	0	0

Total	$404,195,196	$0

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-151

Metropolitan Series Fund, Inc.

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Fixed Income—96.4% of Total Net Assets

Security Description	Face Amount	Value

Aerospace & Defense—0.2%
Alliant Techsystems, Inc. 6.750%, 04/01/16	$560,000	$544,600
DRS Technologies, Inc. 6.875%, 11/01/13	375,000	367,500
L-3 Communications Corp. 6.375%, 10/15/15	650,000	635,375
7.625%, 06/15/12	400,000	409,500

		1,956,975

Airlines—0.3%
Continental Airlines, Inc. 6.541%, 09/15/08	6,318	6,318
Delta Air Lines, Inc. (144A) 6.821%, 08/10/22	972,839	932,661
Northwest Airlines, Inc. 3.820%, 05/20/14 (a)	2,569,328	2,312,601

		3,251,580

Asset Backed—5.7%
ACE Securities Corp. 2.729%, 02/25/31 (a)	2,814,053	2,527,313
Amortizing Residential Collateral Trust 3.799%, 08/25/32 (a)	112,856	66,026
Argent Securities, Inc. 2.659%, 05/25/36 (a)	90,395	90,118
Asset Backed Securities Corp. 5.668%, 04/15/33 (a)	62,297	45,659
Bear Stearns Asset Backed Securities Trust 2.969%, 01/25/34 (a)	101,022	90,719
3.849%, 08/25/37 (a)	3,976,929	3,857,581
6.000%, 10/25/36	6,119,390	5,552,980
6.500%, 10/25/36	6,130,166	5,137,079
Countrywide Asset Backed Certificates 4.626%, 06/25/34 (a)	289,297	214,140
Countrywide Home Equity Loan Trust 2.958%, 12/25/31 (a)	3,175,346	2,572,953
Ellington Loan Acquisition Trust (144A) 3.599%, 05/25/37 (a)	4,185,129	4,003,060
3.849%, 05/25/37 (a)	4,400,000	3,426,576
GMAC Mortgage Corp. Loan Trust 2.809%, 11/25/36 (a)	10,511,364	3,659,606
Green Tree Financial Corp. 7.070%, 01/15/29	384,146	388,972
GSAMP Trust 2.689%, 07/05/36 (a)	1,447,443	1,163,140
GSAMP Trust (144A) 2.709%, 05/25/36 (a)	2,912,415	2,621,144
GSRPM Mortgage Loan Trust (144A) 2.899%, 03/25/35 (a)	2,480,916	2,058,962
Indymac Seconds Asset Backed Trust 2.729%, 06/25/36 (a)	3,047,149	1,174,161
Lehman XS Trust 2.729%, 06/25/37 (a)	6,770,905	6,404,147
3.255%, 06/25/37 (a)	2,374,384	1,981,692

Security Description	Face Amount	Value

Asset Backed—(Continued)
Long Beach Mortgage Loan Trust 2.739%, 11/25/35 (a)	$1,280,828	$1,256,889
3.631%, 01/21/31 (a)	52,880	47,251
Mid-State Trust 7.340%, 07/01/35	538,286	576,036
Morgan Stanley IXIS Real Estate Capital Trust 2.629%, 07/25/36 (a)	1,075,338	1,061,961
RAAC Series (144A) 2.849%, 08/25/35 (a)	2,732,496	2,441,582
SACO I Trust 2.729%, 06/25/36 (a)	2,821,140	1,020,511
Sail Net Interest Margin Notes (144A) 5.500%, 03/27/34 (b)	35,690	0
7.750%, 04/27/33 (b)	783	0
SLM Student Loan Trust 3.321%, 07/25/17 (a)	3,150,917	3,131,745
3.331%, 04/25/18 (a)	216,367	216,348
Structured Asset Securities Corp. (144A) 2.709%, 02/25/36 (a)	3,076,664	987,208
Varick Structured Asset Fund, Ltd. (144A) 4.619%, 11/01/35 (b) (c) (d)	1,202,498	0
Washington Mutual Master Note Trust (144A)
2.848%, 09/16/13 (a)	4,150,000	3,953,000

		61,728,559

Auto Components—0.4%
Allison Transmission 11.000%, 11/01/15 (e)	1,100,000	957,000
Keystone Automotive Operations, Inc. 9.750%, 11/01/13	535,000	299,600
Visteon Corp. 8.250%, 08/01/10 (e)	3,200,000	2,616,000

		3,872,600

Automobiles—0.8%
DaimlerChrysler North America Holdings Corp.
4.050%, 06/04/08	2,053,000	2,053,758
Ford Motor Co. 6.625%, 10/01/28	135,000	82,350
7.450%, 07/16/31	5,045,000	3,329,700
8.900%, 01/15/32	105,000	78,750
General Motors Corp. 8.250%, 07/15/23	685,000	479,500
8.375%, 07/15/33 (e)	3,035,000	2,139,675

		8,163,733

Building Products—0.2%
Associated Materials, Inc. 0/11.250%, 03/01/14 (e) (f)	1,165,000	795,113
9.750%, 04/15/12	830,000	805,100
Norcraft Cos., L.P. 9.000%, 11/01/11	430,000	433,225
Norcraft Holdings, L.P. 0/9.750%, 09/01/12 (f)	225,000	196,875

		2,230,313

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-152

Metropolitan Series Fund, Inc.

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Capital Markets—1.2%
JPMorgan Chase & Co. 5.125%, 09/15/14	$2,740,000	$2,707,257
5.150%, 10/01/15	1,430,000	1,404,665
6.625%, 03/15/12	70,000	74,421
Lehman Brothers Holdings, Inc. 4.500%, 07/26/10 (e)	3,050,000	2,917,145
Morgan Stanley 3.625%, 04/01/08	365,000	365,000
4.401%, 10/18/16 (a) (e)	490,000	441,310
5.625%, 01/09/12	1,290,000	1,299,645
The Bear Stearns Cos., Inc. 5.550%, 01/22/17 (e)	1,130,000	1,008,906
7.250%, 02/01/18	1,910,000	1,973,777
The Goldman Sachs Group, L.P. 4.500%, 06/15/10	1,110,000	1,118,411

		13,310,537

Chemicals—0.1%
Georgia Gulf Corp. 9.500%, 10/15/14 (e)	1,190,000	919,275
Key Plastics, LLC (144A) 10.250%, 03/15/17	250,000	250

		919,525

Commercial Banks—1.9%
Capital One Bank 5.750%, 09/15/10	50,000	48,575
Glitnir Banki Hf (144A) 6.330%, 07/28/11	720,000	618,285
6.693%, 06/15/16 (a)	1,400,000	1,128,419
ICICI Bank, Ltd. 6.375%, 04/30/22 (a) (e)	939,000	804,188
ICICI Bank, Ltd. (144A) 6.375%, 04/30/22 (a)	844,000	725,836
Kaupthing Bank Hf 7.625%, 02/28/15	5,920,000	5,572,496
Kaupthing Bank Hf (144A) 5.750%, 10/04/11	350,000	279,383
7.125%, 05/19/16	450,000	303,644
Landsbanki Islands Hf (144A) 6.100%, 08/25/11	2,000,000	1,747,308
Royal Bank of Scotland Group, Plc. 7.640%, 03/31/49 (a)	500,000	430,595
Royal Bank of Scotland Group, Plc. (144A) 6.990%, 10/29/49 (a)	790,000	670,631
Santander Issuances S.A. Unipersonal (144A) 5.805%, 06/20/16 (a)	1,180,000	1,170,935
Shinsei Finance Cayman, Ltd. (144A) 6.418%, 01/29/49 (a)	1,100,000	729,093
TuranAlem Finance BV 8.250%, 01/22/37	1,620,000	1,278,666
TuranAlem Finance BV (144A) 8.250%, 01/22/37	2,490,000	1,952,907

Security Description	Face Amount	Value

Commercial Banks—(Continued)
Wachovia Corp. 5.250%, 08/01/14	$3,110,000	$3,071,853

		20,532,814

Commercial Mortgage-Backed Securities—17.2%
American Home Mortgage Investment Trust 5.294%, 06/25/45	3,895,985	3,023,014
Banc of America Funding Corp. 2.706%, 05/20/36 (a)	1,739,345	1,319,925
Banc of America Mortgage Securities, Inc. 4.806%, 09/25/35 (a)	4,735,463	4,489,535
5.176%, 12/25/34 (a)	11,046,548	11,022,444
Bear Stearns Structured Products, Inc. (144A) 3.635%, 09/25/37 (a)	8,843,609	8,423,449
Bear Stearns Adjustable Rate Mortgage Trust 4.650%, 10/25/35 (a)	2,700,000	2,440,556
Citigroup Mortgage Loan Trust, Inc. 5.741%, 12/25/35 (a)	6,408,954	6,046,326
Commercial Mortgage Asset Trust 7.350%, 01/17/32	475,000	512,927
Commercial Mortgage Pass-Through Certificates (144A)
5.447%, 07/16/34	621,637	622,304
Countrywide Alternative Loan Trust 2.736%, 07/25/36 (a)	4,026,586	2,579,108
2.799%, 05/25/36 (a)	2,872,540	2,171,412
4.264%, 11/20/35 (a)	5,136,560	4,064,237
Credit Suisse Mortgage Capital Certificates 5.555%, 02/15/39 (a)	3,270,000	3,258,910
Crusade Global Trust 2.954%, 09/18/34 (a)	565,818	565,065
EMC Mortgage Loan Trust (144A) 5.770%, 05/25/43	3,293,666	2,947,765
6.020%, 01/25/41	700,000	535,913
First Union National Bank Commercial Mortgage
0.530%, 05/17/32 (a) (g)	10,644,435	171,711
Greenpoint Mortgage Funding Trust 2.679%, 03/25/37 (a)	6,270,751	4,605,632
GSMPS Mortgage Loan Trust (144A) 2.949%, 01/25/35 (a)	1,700,749	1,272,212
GSR Mortgage Loan Trust 5.178%, 01/25/36 (a)	3,941,899	3,835,084
5.658%, 10/25/35 (a)	959,684	973,683
Harborview Mortgage Loan Trust 2.779%, 06/25/37 (a)	7,719,485	5,671,500
2.809%, 01/19/36 (a)	2,491,135	1,965,153
4.135%, 08/19/37 (a)	7,545,079	5,656,244
Impac Secured Assets CMN Owner Trust 2.919%, 03/25/36 (a)	2,980,656	2,121,572
Indymac INDA Mortgage Loan Trust 6.258%, 11/25/37 (a)	4,211,299	4,013,157
Indymac Index Mortgage Loan Trust 2.959%, 01/25/35 (a)	1,757,566	1,422,991
5.995%, 08/25/37 (a)	5,982,793	3,769,160
6.853%, 03/25/35 (a)	1,565,129	1,422,405

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-153

Metropolitan Series Fund, Inc.

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Commercial Mortgage-Backed Securities—(Continued)
JPMorgan Chase Commercial Mortgage Securities Corp.
5.814%, 06/12/43	$4,960,000	$5,006,296
LB-UBS Commercial Mortgage Trust 5.430%, 02/15/40	7,970,000	7,737,139
Luminent Mortgage Trust 2.789%, 05/25/46 (a)	3,407,832	2,576,619
Mastr Seasoned Securities Trust 6.679%, 10/25/32 (a)	766,969	752,113
Merit Securities Corp. (144A) 4.625%, 09/28/32 (a)	851,458	788,278
Merrill Lynch Mortgage Investors, Inc. 5.028%, 05/25/34 (a)	1,230,369	1,112,092
Merrill Lynch Mortgage Trust 5.658%, 05/12/39 (a)	1,890,000	1,902,603
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485%, 03/12/51 (a)	2,070,000	2,012,842
5.750%, 06/12/50 (a)	6,940,000	6,880,628
Morgan Stanley Capital I 5.692%, 04/15/49	2,240,000	2,205,622
Morgan Stanley Mortgage Loan Trust 2.749%, 03/25/36 (a)	2,006,558	1,539,375
5.473%, 06/26/36 (a)	3,732,201	3,697,230
Novastar Mortgage-Backed Notes 2.789%, 06/25/36 (a)	3,264,076	2,483,752
Prime Mortgage Trust (144A) 6.000%, 05/25/35	1,408,681	1,421,486
6.000%, 11/25/36	5,561,317	5,559,148
Prime Mortgage Trust (Class 1) (144A) 5.500%, 05/25/35	3,211,902	3,214,054
Prime Mortgage Trust (Class 2) (144A) 5.500%, 05/25/35	7,793,238	7,658,415
Structured Adjustable Rate Mortgage Loan Trust
5.194%, 01/25/35 (a)	2,006,052	2,033,646
Structured Asset Mortgage Investments, Inc. 7.373%, 08/25/35 (a)	369,349	351,151
Thornburg Mortgage Securities Trust 2.829%, 12/25/35 (a)	2,120,099	2,115,056
WaMu Mortgage Pass-Through Certificates 2.869%, 12/25/45 (a)	5,097,003	3,986,111
2.879%, 11/25/45 (a)	3,589,419	2,834,786
2.889%, 07/25/45 (a)	70,592	53,869
2.889%, 10/25/45 (a)	2,089,183	1,665,529
5.358%, 08/25/36	7,172,538	6,769,977
5.497%, 04/25/37 (a)	2,928,489	2,780,189
5.667%, 03/25/37 (a)	3,334,013	3,154,088
5.940%, 09/25/36 (a)	1,877,086	1,801,233
Wells Fargo Mortgage Backed Securities Trust
4.541%, 02/25/35 (a)	5,496,763	5,466,444
4.555%, 06/25/35 (a)	584,813	569,526
5.241%, 05/25/36 (a)	1,398,565	1,385,430
Zuni Mortgage Loan Trust 2.729%, 06/25/36 (a)	2,428,782	2,302,632

		184,740,753

Security Description	Face Amount	Value

Commercial Services & Supplies—0.9%
Allied Waste North America, Inc. 7.875%, 04/15/13	$75,000	$77,156
Corrections Corp. of America 6.250%, 03/15/13	150,000	147,000
6.750%, 01/31/14	275,000	276,375
DynCorp International 9.500%, 02/15/13	730,000	746,425
H&E Equipment Services, Inc. 8.375%, 07/15/16 (e)	500,000	412,500
Hertz Corp. 8.875%, 01/01/14	2,190,000	2,075,025
10.500%, 01/01/16 (e)	115,000	107,669
Interface, Inc. 10.375%, 02/01/10	650,000	679,250
RSC Equipment Rental, Inc. 9.500%, 12/01/14 (e)	4,450,000	3,715,750
Safety-Kleen Services, Inc. 9.250%, 06/01/08 (c)	250,000	250
Service Corp. International 7.500%, 04/01/27	330,000	280,500
7.625%, 10/01/18	125,000	125,625
Waste Management, Inc. 6.375%, 11/15/12	1,290,000	1,339,629

		9,983,154

Communications Equipment—0.1%
Intelsat Bermuda, Ltd. 11.250%, 06/15/16	500,000	506,875
Intelsat Corp. 9.000%, 08/15/14	81,000	81,608
9.000%, 06/15/16	155,000	156,162

		744,645

Consumer Finance—0.7%
American Express Co. 6.800%, 09/01/66 (a)	3,550,000	3,337,816
SLM Corp. 5.000%, 10/01/13	1,565,000	1,177,977
5.000%, 04/15/15	60,000	42,751
5.050%, 11/14/14	310,000	225,456
5.375%, 05/15/14	2,955,000	2,217,639
5.625%, 08/01/33	295,000	201,137

		7,202,776

Containers & Packaging—0.1%
Graham Packaging Co., Inc. 8.500%, 10/15/12	280,000	252,000
9.875%, 10/15/14 (e)	120,000	100,800
Graphic Packaging International Corp. 9.500%, 08/15/13	300,000	288,000
Owens-Illinois, Inc. 7.350%, 05/15/08	275,000	275,344
Plastipak Holdings, Inc. (144A) 8.500%, 12/15/15	200,000	182,000

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-154

Metropolitan Series Fund, Inc.

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Containers & Packaging—(Continued)
Radnor Holdings Corp. 11.000%, 03/15/10 (c)	$175,000	$219

		1,098,363

Diversified Financial Services—8.0%
AGFC Capital Trust I (144A) 6.000%, 01/15/67 (a)	815,000	671,604
Aiful Corp. (144A) 5.000%, 08/10/10	800,000	754,465
Airplane Pass Through Trust 10.875%, 03/15/19 (b) (c) (d)	246,925	0
American General Finance Corp. 6.900%, 12/15/17	610,000	596,137
Anadarko Finance Co. 7.500%, 05/01/31	1,500,000	1,687,644
BAC Capital Trust XIV 5.630%, 12/31/49 (a)	2,520,000	1,842,611
Bank of America Corp. 5.420%, 03/15/17	1,700,000	1,686,225
8.000%, 12/29/49 (a)	1,610,000	1,611,932
Basell AF SCA (144A) 8.375%, 08/15/15	230,000	167,900
Citigroup, Inc. 6.875%, 03/05/38	2,720,000	2,718,077
Credit Suisse Guernsey, Ltd. 5.860%, 05/29/49 (a)	500,000	423,564
Deutsche Telekom International Finance BV 5.750%, 03/23/16 (e)	820,000	810,713
Devon Financing Corp., U.L.C. 6.875%, 09/30/11	3,680,000	4,016,654
El Paso Performance-Linked Trust (144A) 7.750%, 07/15/11	1,940,000	1,983,532
FMC Finance III S.A. 6.875%, 07/15/17	750,000	750,000
Ford Motor Credit Co. 7.375%, 10/28/09	5,150,000	4,692,335
7.800%, 06/01/12	10,000,000	8,248,740
7.875%, 06/15/10	1,975,000	1,722,076
8.050%, 06/15/11 (a)	904,000	717,586
General Electric Capital Corp. 6.375%, 11/15/67 (a)	6,110,000	5,978,751
GMAC, LLC 5.125%, 05/09/08	260,000	258,474
5.625%, 05/15/09 (e)	1,410,000	1,284,939
5.850%, 01/14/09 (e)	370,000	345,023
6.625%, 05/15/12	5,090,000	3,850,493
6.750%, 12/01/14	670,000	474,160
6.875%, 09/15/11	11,325,000	8,667,747
7.250%, 03/02/11	40,000	31,495
8.000%, 11/01/31 (e)	1,650,000	1,182,542
Goldman Sachs Capital II 5.793%, 12/29/49 (a)	3,880,000	2,584,468
Hawker Beechcraft Acquisition Co., LLC. 8.875%, 04/01/15	1,600,000	1,636,000

Security Description	Face Amount	Value

Diversified Financial Services—(Continued)
HSBC Finance Capital Trust IX 5.911%, 11/30/35 (a)	$50,000	$40,547
ILFC E-Capital Trust II (144A) 6.250%, 12/21/65 (a)	330,000	294,898
Intergas Finance BV 6.375%, 05/14/17	2,450,000	2,137,625
International Lease Finance Corp. 5.875%, 05/01/13	50,000	49,596
John Deere Capital Corp. 5.100%, 01/15/13 (e)	2,000,000	2,079,986
KAC Aquisition Co. (144A) Zero Coupon, 04/26/26 (b) (d)	3,316	3
Lehman Brothers Holdings Capital Trust V 5.857%, 11/29/49 (a)	3,780,000	2,390,850
Lehman Brothers Holdings E-Capital Trust I 6.155%, 08/19/65 (a)	1,080,000	648,205
Leucadia National Corp. 8.125%, 09/15/15 (e)	520,000	522,600
Level 3 Financing, Inc. 9.250%, 11/01/14	295,000	241,162
NXP Funding, LLC 9.500%, 10/15/15 (e)	205,000	168,612
Petrobras International Finance Co. 6.125%, 10/06/16	1,190,000	1,186,668
Residential Capital, LLC 6.000%, 02/22/11	5,030,000	2,464,700
6.193%, 04/17/09 (a)	160,000	91,200
6.193%, 05/22/09 (a)	470,000	267,900
6.500%, 06/01/12	20,000	9,800
RSHB Capital S.A. for OJSC Russian Agricultural Bank (144A)
6.299%, 05/15/17	570,000	527,962
Sprint Capital Corp. 6.900%, 05/01/19	30,000	23,625
8.375%, 03/15/12	1,725,000	1,595,625
8.750%, 03/15/32	160,000	135,200
SunTrust Capital VIII 6.100%, 12/01/66 (a)	650,000	514,670
Telecom Italia Capital S.A. 5.250%, 10/01/15	2,100,000	1,907,865
TNK-BP Finance S.A. 7.500%, 07/18/16	108,000	102,600
7.875%, 03/13/18	2,440,000	2,253,950
TNK-BP Finance S.A. (144A) 6.625%, 03/20/17	670,000	579,550
7.500%, 07/18/16	1,080,000	1,003,050
Virgin Media Finance, Plc. 9.125%, 08/15/16	1,400,000	1,253,000
Wells Fargo Capital X 5.950%, 12/15/36 (e)	930,000	837,920
Wind Acquisition Finance S.A. (144A) 10.750%, 12/01/15	960,000	979,200

		85,704,456

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-155

Metropolitan Series Fund, Inc.

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Diversified Telecommunication Services—1.4%
America Movil S.A. de C.V. 5.625%, 11/15/17	$880,000	$869,981
AT&T, Inc. 5.500%, 02/01/18	2,570,000	2,516,390
Citizens Communications Co. 7.125%, 03/15/19	165,000	144,375
7.875%, 01/15/27	250,000	214,375

Embarq Corp. 6.738%, 06/01/13	3,550,000	3,432,854
Nordic Telephone Co. Holdings ApS (144A) 8.875%, 05/01/16	1,070,000	1,037,900
Qwest Communications International, Inc. 7.250%, 02/15/11	1,200,000	1,152,000
Qwest Communications International, Inc. (Series B)
7.500%, 02/15/14	578,000	543,320
Royal KPN NV 8.000%, 10/01/10	990,000	1,063,016
Verizon Florida, Inc. 6.125%, 01/15/13 (e)	70,000	72,951
Verizon New York, Inc. 6.875%, 04/01/12	1,820,000	1,914,099
Windstream Corp. 8.625%, 08/01/16	1,580,000	1,552,350

		14,513,611

Electric Utilities—2.0%
Dominion Resources, Inc. 5.700%, 09/17/12	1,350,000	1,413,716
Edison Mission Energy 7.000%, 05/15/17	390,000	388,050
7.200%, 05/15/19	520,000	513,500
7.625%, 05/15/27	190,000	178,600
Energy Future Holdings Corp. 11.250%, 11/01/17	10,290,000	10,212,825
Exelon Corp. 5.625%, 06/15/35	595,000	523,218
FirstEnergy Corp. 6.450%, 11/15/11	770,000	806,004
7.375%, 11/15/31	1,645,000	1,789,433
Mirant Mid-Atlantic, LLC 9.125%, 06/30/17	894,528	989,571
Williams Cos., Inc. 7.125%, 09/01/11	50,000	53,125
7.500%, 01/15/31	925,000	964,312
7.625%, 07/15/19	125,000	133,438
7.750%, 06/15/31	1,410,000	1,498,125
7.875%, 09/01/21	1,091,000	1,182,371
8.750%, 03/15/32	455,000	525,525

		21,171,813

Energy Equipment & Services—0.4%
Compagnie Generale de Geophysique-Veritas
7.500%, 05/15/15	115,000	116,725
7.750%, 05/15/17	480,000	487,200

Security Description	Face Amount	Value

Energy Equipment & Services—(Continued)
Kinder Morgan Energy Partners, L.P.
6.000%, 02/01/17	$1,410,000	$1,403,188
6.300%, 02/01/09	200,000	203,911
6.750%, 03/15/11	870,000	911,427
6.950%, 01/15/38	50,000	49,069
7.125%, 03/15/12	20,000	21,248
SemGroup, L.P. (144A) 8.750%, 11/15/15	1,125,000	1,029,375

		4,222,143

Federal Agencies—35.5%
Farmer Mac Guaranteed Notes Trust 5.125%, 04/19/17	3,400,000	3,632,254
Federal Home Loan Bank 5.000%, 12/21/15 (e)	3,660,000	3,927,619
5.000%, 12/01/34	142,137	141,053
5.500%, 10/01/35	1,505,453	1,523,064
5.500%, 07/15/36 (e)	2,690,000	2,939,793
5.500%, 07/01/37	1,955,678	1,976,707
5.500%, 12/01/37	3,874,888	3,916,900
5.552%, 11/01/37 (a)	11,071,284	11,288,600
5.574%, 01/01/38 (a)	10,332,948	10,539,357
Federal Home Loan Mortgage Corp. 5.366%, 02/01/36 (a)	2,433,978	2,479,114
5.500%, 12/01/36	28,216,903	28,527,560
5.600%, 09/26/13	1,290,000	1,308,860
5.600%, 10/17/13	610,000	618,938
5.815%, 02/01/37 (a)	1,273,871	1,294,333
5.942%, 05/01/37 (a)	3,445,192	3,504,943
5.946%, 05/01/37 (a)	2,657,685	2,711,553
11.565%, 06/15/21 (a) (g)	81	1,764
Federal National Mortgage Association 5.000%, 08/01/34	337,771	335,049
5.000%, 03/01/35	290,633	288,291
5.000%, 05/01/35	763,977	757,261
5.000%, 08/01/35	235,951	234,071
5.000%, 02/01/36	15,833,680	15,694,502
5.000%, TBA	107,000,000	105,896,616
5.000%, TBA	9,000,000	8,887,500
5.105%, 10/01/35 (a)	1,171,467	1,206,189
5.500%, 04/01/36	8,689,528	8,671,589
5.500%, 11/01/36	4,402,878	4,449,987
5.500%, 01/01/37	7,023,192	7,098,337
5.500%, 08/01/37	2,881,229	2,913,868
5.500%, TBA	38,000,000	38,680,234
5.509%, 02/01/37 (a)	7,427,546	7,545,673
6.000%, 10/01/36	14,756,950	15,134,117
6.000%, 07/01/37	969,958	994,508
6.000%, TBA	1,700,000	1,745,187
6.500%, 03/01/26	18,882	19,772
6.500%, 03/01/36	928,342	962,332
6.500%, 08/01/36	923,853	957,678
6.500%, 10/01/36	585,231	606,658
6.500%, 12/01/36	742,368	769,548

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-156

Metropolitan Series Fund, Inc.

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Federal Agencies—(Continued)
Federal National Mortgage Association 6.500%, 05/01/37	$952,601	$987,413
6.500%, 07/01/37	977,792	1,013,525
6.500%, 08/01/37	482,531	500,165
6.500%, 09/01/37	2,252,103	2,334,404
6.500%, 10/01/37	2,874,417	2,979,460
7.000%, 05/01/26	3,589	3,797
7.500%, 12/01/29	5,918	6,294
7.500%, 06/01/30	10,555	11,221
7.500%, 08/01/30	1,189	1,263
7.500%, 11/01/30	46,013	49,670
7.500%, 02/01/31	1,935	2,088
8.000%, 08/01/27	4,602	5,015
8.000%, 01/01/31	192,640	209,785
8.500%, 08/01/19	90,794	98,797
10.400%, 04/25/19	3,718	4,066
Government National Mortgage Association 5.000%, TBA	13,600,000	13,551,124
5.500%, TBA	9,800,000	9,938,578
6.000%, TBA	44,900,000	46,209,116

		382,087,160

Food & Staples Retailing—0.2%
CVS Caremark Corp. 6.943%, 01/10/30	2,123,855	2,245,658
Safeway, Inc. 7.250%, 02/01/31 (e)	50,000	53,308

		2,298,966

Food Products—0.0%
Dole Food Co., Inc. 7.250%, 06/15/10	285,000	219,450
8.750%, 07/15/13 (e)	125,000	93,750

8.875%, 03/15/11 (e)	150,000	121,500

		434,700

Foreign Government—0.5%
Mexico Government International Bond 5.625%, 01/15/17 (e)	1,260,000	1,324,260
5.875%, 01/15/14	760,000	813,200
6.750%, 09/27/34	851,000	949,290
10.375%, 02/17/09	238,000	253,470
Region of Lombardy Italy 5.804%, 10/25/32	925,000	1,031,871
Russian Federation 7.500%, 03/31/30 (a)	31,680	36,480
11.000%, 07/24/18	950,000	1,383,152

		5,791,723

Gas Utilities—0.1%
El Paso Natural Gas Co. 8.375%, 06/15/32	590,000	670,057

Security Description	Face Amount	Value

Government Agency—0.6%
Tennessee Valley Authority 5.980%, 04/01/36	$2,320,000	$2,610,172
Virginia Housing Development Authority 6.000%, 06/25/34	4,350,267	4,350,919

		6,961,091

Health Care Providers & Services—0.7%
Community Health Systems, Inc. 8.875%, 07/15/15	800,000	803,000
DaVita, Inc. 6.625%, 03/15/13	405,000	392,850
HCA, Inc. 6.250%, 02/15/13	543,000	472,410
6.375%, 01/15/15	275,000	232,719
6.500%, 02/15/16 (e)	494,000	416,195
9.125%, 11/15/14	90,000	92,700
9.250%, 11/15/16	690,000	715,875
9.625%, 11/15/16	1,462,000	1,516,825
Tenet Healthcare Corp. 6.875%, 11/15/31	95,000	66,500
7.375%, 02/01/13	325,000	290,062
U.S. Oncology Holdings, Inc. 7.949%, 03/15/12 (a)	1,020,000	785,400

Vanguard Health Holdings Co. I, LLC 0/11.250%, 10/01/15 (e) (f)	900,000	688,500
Vanguard Health Holdings Co. II, LLC 9.000%, 10/01/14	580,000	558,250
WellPoint, Inc. 5.875%, 06/15/17	130,000	127,235

		7,158,521

Hotels, Restaurants & Leisure—0.2%
Boyd Gaming Corp. 6.750%, 04/15/14	100,000	82,000
Caesars Entertainment, Inc. 8.125%, 05/15/11	50,000	42,000
Carrols Corp. 9.000%, 01/15/13	205,000	182,450
Inn of the Mountain Gods Resort & Casino 12.000%, 11/15/10 (e)	110,000	106,700
MGM MIRAGE 6.750%, 09/01/12	320,000	296,800
7.625%, 01/15/17 (e)	435,000	395,850
Station Casinos, Inc. 6.500%, 02/01/14 (e)	125,000	75,000
7.750%, 08/15/16 (e)	870,000	700,350
Turning Stone Casino Resort Enterprise (144A)
9.125%, 12/15/10	275,000	266,750

		2,147,900

Household Durables—0.0%
Jarden Corp. 7.500%, 05/01/17	450,000	393,750

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-157

Metropolitan Series Fund, Inc.

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Independent Power Producers & Energy Traders—1.0%
Duke Energy Corp. 4.200%, 10/01/08	$50,000	$50,176
5.625%, 11/30/12	370,000	393,394
Mirant North America, LLC 7.375%, 12/31/13	400,000	404,000
NRG Energy, Inc. 7.250%, 02/01/14	155,000	153,063
7.375%, 02/01/16	2,590,000	2,538,200
The AES Corp. 7.750%, 03/01/14	35,000	35,219
7.750%, 10/15/15 (e)	520,000	523,900
8.000%, 10/15/17	4,350,000	4,404,375
8.875%, 02/15/11 (e)	150,000	157,125

9.375%, 09/15/10	403,000	426,172
9.500%, 06/01/09	100,000	103,200
TXU Corp. 5.550%, 11/15/14	420,000	327,953
6.500%, 11/15/24	490,000	347,938
6.550%, 11/15/34 (e)	1,040,000	734,217

		10,598,932

Industrial Conglomerates—0.5%
Corporacion Andina de Fomento 6.875%, 03/15/12	2,900,000	3,118,616
Tyco International Group S.A. 6.000%, 11/15/13	2,660,000	2,671,082
6.125%, 11/01/08	50,000	50,374

		5,840,072

Insurance—0.5%
American International Group, Inc. 5.850%, 01/16/18	350,000	343,469
6.250%, 03/15/37	760,000	615,680
The Travelers Cos., Inc. 6.250%, 03/15/67 (a)	4,400,000	3,880,906

		4,840,055

IT Services—0.2%
Electronic Data Systems Corp. 7.125%, 10/15/09	1,270,000	1,295,291
SunGard Data Systems, Inc. 9.125%, 08/15/13	280,000	282,800
10.250%, 08/15/15	800,000	804,000

		2,382,091

Leisure Equipment & Products—0.0%
Herbst Gaming, Inc. 8.125%, 06/01/12	175,000	31,938
Seneca Gaming Corp. 7.250%, 05/01/12	225,000	212,062

		244,000

Security Description	Face Amount	Value

Machinery—0.0%
Terex Corp. 7.375%, 01/15/14	$170,000	$168,300

Media—1.9%
Affinion Group, Inc. 10.125%, 10/15/13 (e)	500,000	496,875
Cablevision Systems Corp. 8.000%, 04/15/12 (e)	1,210,000	1,176,725
CCH I Holdings, LLC 11.000%, 10/01/15 (e)	984,000	683,880
Charter Communications Operating, LLC (144A)
8.000%, 04/30/12	1,560,000	1,431,300
10.875%, 09/15/14 (e)	580,000	571,300
Clear Channel Communications, Inc. 6.250%, 03/15/11	1,130,000	997,225
Comcast Cable Communications Holdings, Inc.
8.375%, 03/15/13	50,000	55,542
8.875%, 05/01/17	600,000	686,317
Comcast Corp. 5.875%, 02/15/18	170,000	165,586
6.500%, 01/15/15	1,890,000	1,935,472
6.500%, 01/15/17	130,000	132,772
CSC Holdings, Inc. 6.750%, 04/15/12	350,000	337,750
8.125%, 08/15/09	200,000	202,000
Dex Media West, LLC 9.875%, 08/15/13	267,000	232,290
Dex Media, Inc. 0/9.000%, 11/15/13 (f)	295,000	212,400
DirecTV Holdings, LLC 8.375%, 03/15/13	162,000	164,227
EchoStar DBS Corp. 6.625%, 10/01/14	845,000	768,950
Idearc, Inc. 8.000%, 11/15/16	1,820,000	1,178,450
Liberty Media, LLC 7.875%, 07/15/09	2,540,000	2,548,821
News America, Inc. 6.650%, 11/15/37	100,000	100,849
R.H. Donnelley Corp. 6.875%, 01/15/13	225,000	137,250
8.875%, 01/15/16 (e)	225,000	142,313
Time Warner Cable, Inc. 5.850%, 05/01/17	2,650,000	2,536,606
Time Warner Entertainment Co., L.P. 8.375%, 07/15/33	510,000	573,843
Time Warner, Inc. 6.875%, 05/01/12	1,270,000	1,311,068
7.625%, 04/15/31	50,000	52,295
7.700%, 05/01/32	120,000	126,337
TL Acquisitions, Inc. (144A) 10.500%, 01/15/15 (e)	1,120,000	963,200
Videotron Ltee 6.375%, 12/15/15	250,000	218,750

		20,140,393

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-158

Metropolitan Series Fund, Inc.

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Metals & Mining—0.9%
Freeport-McMoRan Copper & Gold, Inc. 8.375%, 04/01/17	$1,630,000	$1,729,838
Novelis, Inc. 7.250%, 02/15/15	1,250,000	1,106,250
Ryerson, Inc. 12.000%, 11/01/15	1,100,000	1,039,500
Steel Dynamics, Inc. 6.750%, 04/01/15	370,000	362,600
7.375%, 11/01/12	180,000	181,800
7.750%, 04/15/16	2,155,000	2,157,694
Vale Overseas, Ltd. 6.875%, 11/21/36	3,190,000	3,112,531
8.250%, 01/17/34	60,000	66,999

		9,757,212

Multi-Utilities—0.4%
Dynegy Holdings, Inc. 7.125%, 05/15/18	115,000	103,500
7.750%, 06/01/19	965,000	902,275
Dynegy-Roseton Danskammer 7.670%, 11/08/16	500,000	500,940
Pacific Gas & Electric Co. 5.625%, 11/30/17	1,480,000	1,520,383
5.800%, 03/01/37	430,000	406,813
6.050%, 03/01/34	770,000	754,856

		4,188,767

Multiline Retail—0.1%
The Neiman Marcus Group, Inc. 10.375%, 10/15/15 (e)	1,565,000	1,565,000

Office Electronics—0.0%
Xerox Corp. 6.400%, 03/15/16	360,000	372,430

Oil, Gas & Consumable Fuels—3.1%
Anadarko Petroleum Corp. 6.450%, 09/15/36	1,140,000	1,160,922
Apache Corp. 5.250%, 04/15/13	1,000,000	1,047,028
5.625%, 01/15/17	2,620,000	2,733,145
Belden & Blake Corp. 8.750%, 07/15/12	1,070,000	1,072,675
Chesapeake Energy Corp. 6.250%, 01/15/18	25,000	23,875
6.375%, 06/15/15	425,000	412,250
6.500%, 08/15/17	450,000	434,250
6.875%, 01/15/16	2,000,000	1,980,000
ConocoPhillips Holding Co. 6.950%, 04/15/29	1,230,000	1,400,575
El Paso Corp. 7.000%, 06/15/17	2,410,000	2,478,707
7.375%, 12/15/12 (e)	50,000	50,498
7.750%, 01/15/32	179,000	183,839
7.800%, 08/01/31	45,000	46,203
7.875%, 06/15/12 (e)	575,000	601,041

Security Description	Face Amount	Value

Oil, Gas & Consumable Fuels—(Continued)
Exco Resources, Inc. 7.250%, 01/15/11	$960,000	$933,600
Gaz Capital for Gazprom (144A) 6.212%, 11/22/16	1,880,000	1,739,000
6.510%, 03/07/22	1,220,000	1,087,325
8.625%, 04/28/34	800,000	910,000
Hess Corp. 6.650%, 08/15/11	2,330,000	2,508,557
7.300%, 08/15/31	960,000	1,081,607
7.875%, 10/01/29	240,000	284,818
Kerr-McGee Corp. 6.950%, 07/01/24	500,000	530,063
7.875%, 09/15/31	2,270,000	2,658,204
OPTI Canada, Inc. 7.875%, 12/15/14	430,000	420,325
8.250%, 12/15/14	310,000	306,900
Peabody Energy Corp. 6.875%, 03/15/13	120,000	121,800
Pemex Project Funding Master Trust 6.625%, 06/15/35	260,000	269,068
6.625%, 06/15/35 (e)	150,000	155,232
Pride International, Inc. 7.375%, 07/15/14	700,000	728,000
Quicksilver Resources, Inc. 7.125%, 04/01/16	250,000	241,250
Sandridge Energy, Inc. 8.625%, 04/01/15 (a)	2,000,000	1,970,000
Valero Energy Corp. 4.750%, 06/15/13 (e)	50,000	49,821
VeraSun Energy Corp. 9.875%, 12/15/12 (e)	800,000	740,000
Whiting Peteroleum Corp. 7.000%, 02/01/14	205,000	202,950
7.250%, 05/01/12	300,000	296,250
XTO Energy, Inc. 5.650%, 04/01/16	2,190,000	2,246,587
6.250%, 08/01/17	20,000	21,322
7.500%, 04/15/12	390,000	431,951

		33,559,638

Paper & Forest Products—0.4%
Abitibi-Consolidated Co. of Canada 13.750%, 04/01/11 (a)	1,580,000	1,615,550
Appleton Papers, Inc. 9.750%, 06/15/14	150,000	142,125
NewPage Corp. 10.000%, 05/01/12	1,850,000	1,877,750
Weyerhaeuser Co. 6.750%, 03/15/12	680,000	714,968

		4,350,393

Pharmaceuticals—0.4%
Abbott Laboratories 5.600%, 11/30/17	3,150,000	3,295,533

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-159

Metropolitan Series Fund, Inc.

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Pharmaceuticals—(Continued)
Wyeth 5.500%, 03/15/13 (a)	$50,000	$52,945
5.950%, 04/01/37	1,190,000	1,162,696

		4,511,174

Real Estate Investment Trusts—0.0%
Boston Properties, L.P. 6.250%, 01/15/13	65,000	66,994
iStar Financial, Inc. 5.150%, 03/01/12	50,000	37,000

		103,994

Real Estate Management & Development—0.1%
Realogy Corp. 10.500%, 04/15/14 (e)	650,000	437,125
12.375%, 04/15/15 (e)	1,400,000	623,000

		1,060,125

Semiconductors & Semiconductor Equipment—0.0%
Freescale Semiconductor, Inc. 8.875%, 12/15/14	120,000	93,900

Specialty Retail—0.3%
Dollar General Corp. 10.625%, 07/15/15 (e)	3,021,000	2,915,265
Michaels Stores, Inc. 11.375%, 11/01/16 (e)	535,000	419,975
NEBCO Evans Holdings Co. 12.375%, 07/15/07 (b) (c) (d)	350,000	0
The Limited, Inc. 6.950%, 03/01/33	60,000	46,738

		3,381,978

Textiles, Apparel & Luxury Goods—0.0%
Oxford Industries, Inc. 8.875%, 06/01/11	120,000	114,000

Thrifts & Mortgage Finance—0.1%
Countrywide Financial Corp. 2.874%, 06/18/08 (a)	570,000	560,348
3.345%, 05/05/08 (a)	230,000	228,508
4.786%, 01/05/09 (a)	460,000	430,550
Countrywide Home Loans, Inc. 4.000%, 03/22/11	75,000	66,888

		1,286,294

Tobacco—0.1%
Reynolds American, Inc. 6.750%, 06/15/17	575,000	581,591

Trading Companies & Distributors—0.0%
The Holt Group, Inc. 9.750%, 01/15/49 (b) (c) (d)	200,000	0

Security Description	Face Amount	Value

Transportation Infrastructure—0.1%
Overseas Shipholding Group, Inc. 7.500%, 02/15/24	$340,000	$296,650
Teekay Corp. 8.875%, 07/15/11	650,000	687,375

		984,025

U.S. Treasury—6.6%
U.S. Treasury Bonds 1.750%, 01/15/28 (e)	2,186,058	2,167,101
4.250%, 02/15/38 (e)	5,220,000	5,281,987
4.750%, 02/15/37 (e)	370,000	397,952
5.500%, 08/15/28	500,000	579,688
6.125%, 11/15/27 (e)	700,000	868,984
8.875%, 08/15/17 (e)	340,000	484,341
U.S. Treasury Inflation Indexed Bonds (TII) 2.000%, 01/15/26 (e)	1,499,295	1,545,681
2.375%, 01/15/27 (e)	4,275,034	4,666,465
2.500%, 07/15/16 (e)	700,170	788,730
2.625%, 07/15/17 (e)	7,148,396	8,145,819
U.S. Treasury Inflation Indexed Notes (TII) 0.875%, 04/15/10	254	260
2.000%, 01/15/16 (e)	4,349,021	4,715,630
2.375%, 04/15/11	340	366
U.S. Treasury Notes 2.375%, 01/15/17	137	153
4.125%, 08/31/12 (e)	19,690,000	21,122,132
4.500%, 03/31/09 (e)	6,560,000	6,752,700
4.500%, 03/31/12 (e)	670,000	727,631
4.625%, 10/31/11 (e)	7,060,000	7,690,437
4.625%, 07/31/12 (e)	1,890,000	2,066,006
4.750%, 08/15/17 (e)	40,000	44,256
4.875%, 05/31/11 (e)	2,890,000	3,154,163

		71,200,482

Wireless Telecommunication Services—0.2%
American Tower Corp. 7.500%, 05/01/12	150,000	153,375
Cingular Wireless Services, Inc. 8.750%, 03/01/31	50,000	60,680
Nextel Communications, Inc. 6.875%, 10/31/13	1,295,000	1,023,050
7.375%, 08/01/15	800,000	616,000

		1,853,105

Yankee—0.1%
Methanex Corp. 8.750%, 08/15/12	225,000	241,313
Morgan Stanley Bank AG for OAO Gazprom 9.625%, 03/01/13	170,000	190,927
Rogers Cable, Inc. 8.750%, 05/01/32	375,000	415,458

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-160

Metropolitan Series Fund, Inc.

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Yankee—(Continued)
Smurfit Capital Funding, Plc. 7.500%, 11/20/25	$275,000	$242,000

		1,089,698

Total Fixed Income (Identified Cost $1,087,093,223)		1,037,559,867

Preferred Stock—0.5%
Security Description	Shares	Value

Diversified Financial Services—0.1%
Resona Preferred Global Securities Cayman, Ltd. (144A)	770,000	672,463
TCR Holdings (Class B) (d) (h)	840	1
TCR Holdings (Class C) (b) (d) (h)	462	0
TCR Holdings (Class D) (d) (h)	1,219	1
TCR Holdings (Class E) (d) (h)	2,521	3

		672,468

Thrifts & Mortgage Finance—0.4%
Federal Home Loan Mortgage Corp. (e)	117,175	2,859,070
Federal National Mortgage Association (e)	84,850	2,040,642
Federal National Mortgage Association (144A)	3,400	154,700

		5,054,412

Total Preferred Stock (Identified Cost $6,027,931)		5,726,880

Term Loans—0.2%
Security Description	Face Amount	Value

IT Services—0.2%
First Data Corp. 7.960%, 09/24/14 (a)	$2,394,000	2,149,158

Total Term Loans (Identified Cost $2,298,240)		2,149,158

Common Stock—0.0%
Security Description	Shares	Value

Chemicals—0.0%
Applied Extrusion Technologies, Inc. (Class B) (d) (h)	2,424	16,968

Common Stock—(Continued)
Security Description	Shares	Value

Household Products—0.0%
Home Interiors & Gifts, Inc. (Restricted Shares) (d) (h)	674,618	$1

Total Common Stock (Identified Cost $364,358)		16,969

Escrow Shares—0.0%

Textiles, Apparel & Luxury Goods—0.0%
Pillowtex Corp. (b) (d) (h)	250,000	0

Total Escrow Shares (Identified Cost $0)		0

Warrants—0.0%

Foreign Government—0.0%
Republic of Venezuela (d) (h)	3,750	137,813

Textiles, Apparel & Luxury Goods—0.0%
Pillowtex Corp. (b) (d) (h)	1,701	0

Wireless Telecommunication Services—0.0%
Leap Wireless International, Inc. (144A) (b) (d) (h)	125	0

Total Warrants (Identified Cost $42,161)		137,813

Fixed Income-Convertible—0.0%
Security Description	Face Amount	Value

Automobiles—0.0%
Ford Motor Co. 4.250%, 12/15/36	$170,000	145,775

Total Fixed Income—Convertible (Identified Cost $170,000)		145,775

Short Term Investment—33.4%

Discount Notes—0.5%
Federal National Mortgage Association 1.435%, 12/15/08	5,217,000	5,149,701

Mutual Funds—10.7%
State Street Navigator Securities Lending Prime Portfolio (i)	115,545,776	115,545,776

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-161

Metropolitan Series Fund, Inc.

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Security Description	Face Amount	Value

Repurchase Agreement—22.2%
Merrill Lynch Repurchase Agreement dated 3/31/08 at 2.25% to be repurchased at $239,014,938 on 4/01/08 collateralized by $100,000,000 Federal Home Loan Mortgage Corp. 5.30% due 5/12/20 with a value of $102,999,600; by $38,252,000 Federal Home Loan Bank Discount Note due 5/21/08 with a value of $38,156,160; and by $100,000,000 Federal National Mortgage Association 6.30% due 12/21/26 with a value of $102,624,240.	$239,000,000	$239,000,000

Total Short Term Investments (Identified Cost $359,695,477)		359,695,477

Total Investments—130.5% (Identified Cost $1,455,691,390) (j)		1,405,431,939
Liabilities in excess of other assets		(328,435,607)

Total Net Assets—100%		$1,076,996,332

(a)	Variable or Floating Rate Security. Rate disclosed is as of March 31, 2008.
(b)	Zero Valued Security.
(c)	Non-Income Producing; Defaulted Bond.
(d)	Security was valued in good faith under procedures established by the Board of Directors.
(e)	A portion or all of the security was held on loan. As of March 31, 2008, the market value of securities loaned was $115,107,026 and the collateral received consisted of cash in the amount of $115,545,776 and non-cash collateral with a value of $1,916,201. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian.
(f)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date.
(g)	Interest Only Certificate. This security receives monthly interest payments but is not entitled to principal payments.
(h)	Non-Income Producing.
(i)	Represents investment of cash collateral received from securities lending transactions.
(j)	The aggregate cost of investments for federal income tax purposes as of March 31, 2008 was $1,455,691,390 and the composition of unrealized appreciation and depreciation of investment securities was $14,752,874 and $(65,012,325), respectively.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2008, the market value of 144A securities was $79,201,389, which is 7.4% of total net assets.
(TBA)—	A contract for the purchase or sale of a Mortgage Backed Security to be delivered at a future date but does not include a specified pool or precise amount to be delivered.
(TII)—	A Treasury Inflation Index is a security with a fixed interest rate and the principal is adjusted for inflation. At maturity, the security will be redeemed at the greater of the inflation adjusted principal or par amount at original issue.

Futures Contracts
Futures Contracts-Long	Expiration Date	Number of Contracts	Contract Amount	Valuation as of 3/31/2008	Unrealized Appreciation/ Depreciation
Euribor Futures	6/16/2008	262	$99,172,663	$98,860,054	$(312,609)
Euribor Futures	9/15/2008	97	36,992,527	36,746,490	(246,037)
Euribor Futures	12/15/2008	114	43,306,852	43,247,399	(59,453)
Eurodollar Futures	6/16/2008	109	25,843,932	26,631,425	787,493
Eurodollar Futures	9/15/2008	286	69,455,743	70,002,075	546,332
Eurodollar Futures	12/15/2008	59	14,359,407	14,431,400	71,993
Eurodollar Futures	3/16/2009	224	54,675,940	54,776,400	100,460
Eurodollar Futures	6/15/2009	10	2,402,700	2,440,750	38,050
Eurodollar Futures	9/14/2009	10	2,399,325	2,435,625	36,300
German Treasury Bonds 5 Year Futures	6/6/2008	83	14,631,217	14,479,101	(152,116)
LIBOR Futures	9/17/2008	135	31,933,980	31,787,278	(146,702)
LIBOR Futures	12/19/2008	276	65,317,700	65,185,976	(131,724)
U.S. Treasury Bond Futures	6/19/2008	375	43,955,539	44,548,828	593,289
U.S. Treasury Notes 2 Year Futures	6/30/2008	353	75,318,734	75,773,656	454,922
U.S. Treasury Notes 5 Year Futures	6/30/2008	1,080	121,459,377	123,373,125	1,913,748
U.S. Treasury Notes 10 Year Futures	6/19/2008	143	16,687,137	17,010,297	323,160

Net Unrealized Appreciation					$3,817,106

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-162

Metropolitan Series Fund, Inc.

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Options Written
Options Written-Calls	Expiration Date	Number of Contracts	Premiums Received	Valuation as of 3/31/2008	Unrealized Appreciation/ Depreciation
Eurodollar Futures 97.25 Call	9/15/2008	(138)	$(73,485)	$(238,050)	$(164,565)
U.S. Treasury Notes 10 Year Futures 121 Call	5/23/2008	(268)	(153,816)	(226,125)	(72,309)

Options Written-Puts
U.S. Treasury Notes 10 Year Futures 113 Put	5/23/2008	(189)	(255,977)	(26,578)	229,399

Net Unrealized Depreciation					$(7,475)

Statement of Accounting Standards No. 157 Valuation Disclosure

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2008:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1—Quoted Prices	$210,178,528	$3,809,631
Level 2—Other Significant Observable Inputs	1,195,236,184	0
Level 3—Significant Unobservable Inputs	17,227	0

Total	$1,405,431,939	$3,809,631

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-163

Metropolitan Series Fund, Inc.

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Fixed Income—109.3% of Total Net Assets

Security Description	Face Amount	Value

Asset Backed—3.1%
AAMES Mortgage Investment Trust (144A) 2.749%, 08/25/35 (a)	$185,409	$181,189
ACE Securities Corp. 2.729%, 02/25/31 (a)	4,948,852	4,444,585
Bayview Financial Aquisition Trust 3.515%, 08/28/44 (a)	67,006	62,986
Bayview Financial Asset Trust (144A) 3.199%, 12/25/39 (a)	864,819	691,734
Bear Stearns Asset Backed Securities, Inc. 2.709%, 10/25/36 (a)	1,674,737	1,557,048
Compucredit Aquired Portfolio Voltage Master Trust (144A)
2.988%, 09/15/18 (a)	4,803,279	4,563,307
Countrywide Home Equity Loan Trust 2.958%, 12/25/31 (a)	5,638,977	4,569,211
3.188%, 12/15/28 (a)	633,629	495,557
EMC Mortgage Loan Trust (144A) 3.826%, 12/25/42 (a)	237,479	196,067
GMAC Mortgage Corp. Loan Trust 2.669%, 07/25/36 (a)	800,000	797,849
2.809%, 11/25/36 (a)	9,497,109	3,306,486
GSAMP Trust 4.879%, 07/05/36 (a)	2,228,602	1,790,866
GSR Mortgage Loan Trust 2.869%, 11/25/30 (a)	2,000,000	1,360,375
Indymac Seconds Asset Backed Trust 2.729%, 06/25/36 (a)	5,399,335	2,080,531
Lehman XS Trust 2.689%, 02/25/37 (a)	3,309,195	3,004,798
3.255%, 06/25/37 (a)	1,899,507	1,585,353
Morgan Stanley IXIS Real Estate Capital Trust 4.819%, 07/25/36 (a)	1,923,300	1,899,374
Option One Mortgage Loan Trust 2.889%, 06/25/33 (a)	251,993	235,201
SACO I Trust 2.729%, 06/25/36 (a)	4,998,862	1,808,273
2.749%, 04/25/36 (a)	1,239,113	678,451
2.849%, 07/25/35 (a)	146,311	144,122
2.859%, 06/25/36 (a)	75,876	60,478
SLM Student Loan Trust 3.321%, 07/25/17 (a)	5,595,594	5,561,548
3.341%, 10/25/17 (a)	680,502	677,738
Structured Asset Securities Corp. (144A) 2.709%, 02/25/36 (a)	4,880,225	1,565,916

		43,319,043

Commercial Mortgage-Backed Securities—12.8%
American Home Mortgage Assets 2.789%, 11/25/36 (a)	9,498,498	7,111,729
Banc of America Funding Corp. 5.791%, 10/25/36 (a)	285,744	288,892
Banc of America Mortgage Securities 5.011%, 07/25/35 (a)	518,001	506,418
Bear Stearns Mortgage Funding Trust 2.759%, 12/25/36 (a)	760,735	577,968

Security Description	Face Amount	Value

Commercial Mortgage-Backed Securities—(Continued)
Bear Stearns Structured Products, Inc. (144A) 2.956%, 12/31/37 (a)	$11,126,983	$10,626,157
Citigroup Mortgage Loan Trust, Inc. 4.700%, 12/25/35 (a)	937,286	910,427
Countrywide Alternative Loan Trust 2.736%, 07/25/36 (a)	14,605,483	9,463,863
2.766%, 07/20/35 (a)	2,040,166	1,580,137
Credit Suisse Mortgage Capital Certificates 5.311%, 12/15/39	10,200,000	9,907,653
CS First Boston Mortgage Securities Corp. 4.889%, 11/15/37 (a)	4,280,000	3,736,185
5.100%, 08/15/38 (a)	7,550,000	6,774,276
GE Capital Commercial Mortgage Corp. 5.334%, 11/10/45 (a)	3,000,000	2,954,682
GMAC Mortgage Corp. Loan Trust 5.013%, 11/19/35 (a)	2,265,428	2,165,236
Granite Mortgages, Plc. 4.084%, 01/20/20 (a)	22,793	22,679
Impac Secured Assets CMN Owner Trust 2.919%, 03/25/36 (a)	5,241,844	3,731,040
JPMorgan Chase Commercial Mortgage Securities Corp.
4.951%, 01/12/37 (a)	4,950,000	4,349,404
4.999%, 10/15/42 (a)	3,100,000	2,927,587
5.420%, 01/15/49	1,280,000	1,238,549
5.429%, 12/12/43	9,530,000	9,336,915
LB-UBS Commercial Mortgage Trust 4.858%, 12/15/39 (a)	5,500,000	4,810,151
5.661%, 03/15/39 (a)	3,480,000	3,490,109
Luminent Mortgage Trust 5.270%, 05/25/46 (a)	5,993,085	4,531,296
Master Adjustable Rate Mortgages Trust 2.799%, 05/25/47 (a)	11,831,121	8,908,075
5.588%, 12/25/46 (a)	10,489,165	7,408,602
Merrill Lynch Mortgage Trust 5.658%, 05/12/39 (a)	5,635,000	5,672,576
Morgan Stanley Mortgage Loan Trust 2.719%, 10/25/36 (a)	4,129,001	4,084,356
5.151%, 06/25/36 (a)	4,164,384	3,980,913
5.231%, 03/25/36 (a)	3,528,775	2,707,177
5.473%, 06/26/36 (a)	6,586,237	6,524,524
Novastar Mortgage-Backed Notes 2.789%, 06/25/36 (a)	5,740,271	4,367,978
Ownit Mortgage Loan Asset Backed Certificates
5.290%, 12/25/36 (a)	3,400,000	3,257,329
Provident Funding Mortgage Loan Trust 4.374%, 10/25/35 (a)	801,542	782,798
5.212%, 05/25/35 (a)	6,221,637	6,170,031
Residential Accredit Loans, Inc. 2.689%, 10/25/46 (a)	7,690,340	7,119,291
Residential Funding Mortgage Securities I, Inc.
4.750%, 12/25/18	3,918,909	3,898,092
Thornburg Mortgage Securities Trust 2.709%, 06/25/36 (a)	4,562,046	4,509,825
2.769%, 01/25/36 (a)	203,612	199,897
2.849%, 07/25/45 (a)	6,841,464	6,817,953
3.265%, 06/25/37 (a)	10,124,779	9,520,684

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-164

Metropolitan Series Fund, Inc.

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Commercial Mortgage-Backed Securities—(Continued)
WaMu Mortgage Pass-Through Certificates 5.229%, 12/25/45 (a)	$4,634,251	$3,585,776
Zuni Mortgage Loan Trust 2.729%, 08/25/36 (a)	335,004	317,605

		180,874,835

Federal Agencies—72.8%
Federal Home Loan Bank 5.000%, 12/01/34	355,344	352,634
5.250%, 12/11/20	12,000,000	12,866,208
5.500%, 10/01/35	7,753,085	7,843,778
5.500%, 07/01/37	3,920,990	3,963,152
5.500%, 12/01/37	129,121,161	130,521,337
6.000%, 10/01/37	7,089,084	7,276,093
6.000%, 12/01/37	72,604,102	74,519,387
Federal Home Loan Mortgage Corp. 4.000%, 05/01/19	148,346	145,237
4.500%, 04/15/32	182,747	167,332
4.500%, 04/01/33	1,998,716	1,930,884
4.500%, 04/01/35	1,561,236	1,505,664
5.000%, 12/01/18	1,518,200	1,540,800
5.000%, 08/01/19	2,226,173	2,256,267
5.000%, 10/01/35	8,766,487	8,694,045
5.500%, 01/15/23 (b)	252,932	793
5.500%, 07/01/35	2,243,613	2,269,857
5.881%, 01/01/37 (a)	2,333,304	2,374,718
6.000%, 10/01/10	161	165
6.000%, 10/01/28	77,350	80,011
6.000%, 11/01/28	97,320	100,668
6.500%, 08/01/13	14,836	15,336
6.500%, 03/01/26	2,055	2,155
6.500%, 07/01/26	41,517	43,527
7.000%, 07/01/11	6,424	6,697
7.500%, 05/01/32	240,544	259,492
8.000%, 12/01/19	11,152	11,869
8.000%, 07/01/20	28,798	30,834
8.000%, 09/01/30	19,954	21,665
8.500%, 06/15/21	168,612	183,195
9.000%, 10/01/17	4,451	4,536
Federal National Mortgage Association 4.000%, 08/01/19	98,166	96,115
4.000%, 08/01/20	1,129,782	1,102,425
4.000%, 05/01/33	754,571	712,490
4.014%, 01/25/43 (a)	870,160	884,654
4.150%, 02/13/13	7,485,000	7,501,804
4.500%, 05/01/19	1,149,805	1,147,851
4.500%, 09/01/19	2,670,429	2,665,890
4.500%, 03/01/20	473,720	472,081
4.500%, 04/01/20	18,558	18,493
4.750%, 11/19/12 (c)	25,450,000	27,158,458
5.000%, 10/01/17	2,574,825	2,613,231
5.000%, 12/01/17	13,828,961	14,035,234
5.000%, 02/01/18	2,951,119	2,994,204
5.000%, 03/01/18	2,408,351	2,443,465
5.000%, 04/01/18	3,647,566	3,699,261

Security Description	Face Amount	Value

Federal Agencies—(Continued)
5.000%, 05/01/18	$1,070,118	$1,085,284
5.000%, 06/01/18	3,345,309	3,392,721
5.000%, 11/01/18	3,700,445	3,752,890
5.000%, 10/01/20	2,051,072	2,074,982
5.000%, 11/01/33	10,014,031	9,939,177
5.000%, 08/01/34	1,080,869	1,072,158
5.000%, 03/01/35	799,241	792,800
5.000%, 08/01/35	8,044,071	7,973,880
5.000%, 09/01/35	3,283,413	3,254,552
5.000%, 11/01/36	2,668,447	2,644,991
5.000%, TBA	222,500,000	220,205,580
5.000%, TBA	7,000,000	6,912,500
5.221%, 02/17/09 (a)	2,000,000	2,018,760
5.500%, 09/01/24	3,287,265	3,345,620
5.500%, 04/01/35	3,246,542	3,283,883
5.500%, 09/01/35	10,581,147	10,702,847
5.500%, 12/01/35	859,540	869,426
5.500%, 11/01/36	22,984,073	23,229,993
5.500%, 08/01/37	14,406,144	14,569,338
5.500%, TBA	97,210,000	98,760,344
5.759%, 08/01/37 (a)	11,752,938	11,942,729
6.000%, 04/01/35	7,606,984	7,827,271
6.000%, 10/01/36	13,344,160	13,685,219
6.000%, 11/01/36	12,242,255	12,555,151
6.000%, 10/01/37	26,588,900	27,261,864
6.000%, 11/01/37	69,294,607	71,048,451
6.000%, TBA	1,400,000	1,440,687
6.354%, 07/01/37 (a)	16,415,105	16,968,789
6.500%, 06/01/08	440	445
6.500%, 12/01/10	1,955	2,019
6.500%, 04/01/13	46,846	48,605
6.500%, 07/01/13	26,589	27,911
6.500%, 06/01/17	468,254	490,869
6.500%, 03/01/26	4,816	5,044
6.500%, 12/01/27	45,293	47,413
6.500%, 04/01/29	259,446	271,206
6.500%, 05/01/32	446,535	461,927
6.500%, 07/01/32	2,757,744	2,919,982
6.500%, TBA	62,800,000	65,037,250
7.000%, 12/01/14	26,362	27,700
7.000%, 07/01/15	4,345	4,563
7.000%, 11/01/23	5,351	5,662
7.000%, 02/01/28	18,895	20,057
7.000%, 10/01/28	129,878	137,978
7.000%, 11/01/28	8,681	9,217
7.000%, 02/01/29	33,906	36,053
7.000%, 01/01/30	13,222	14,079
7.000%, 01/01/34	663,933	703,323
7.500%, 02/01/16	85,722	89,600
7.500%, 11/01/29	69,169	74,789
7.500%, 11/01/30	34,510	37,252
7.500%, 01/01/31	12,445	13,434
8.000%, 05/01/28	11,005	11,984
8.000%, 07/01/30	839	910
8.000%, 08/01/30	10,068	10,911
8.000%, 10/01/30	12,295	13,325
8.000%, 02/01/31	292,387	318,462

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-165

Metropolitan Series Fund, Inc.

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Federal Agencies—(Continued)
Federal National Mortgage Association 8.000%, 07/01/32	$1,378	$1,493
11.500%, 09/01/19	591	685
12.000%, 10/01/15	36,324	42,833
12.000%, 01/15/16	1,785	2,132
12.500%, 09/20/15	2,796	3,285
12.500%, 01/15/16	21,671	25,384
Government National Mortgage Association 5.000%, TBA	13,400,000	13,351,843
5.500%, 09/15/34	2,205,219	2,253,388
5.500%, 06/15/35	704,924	720,279
5.500%, 12/15/35	4,842,763	4,948,247
6.000%, TBA	26,100,000	26,927,874
6.500%, 08/15/34	662,992	691,247
7.500%, 01/15/29	14,223	15,331
7.500%, 09/15/29	14,568	15,704
7.500%, 02/15/30	19,408	20,681
7.500%, 04/15/30	30,550	32,555
7.500%, 05/15/30	13,411	14,450
7.500%, 09/15/30	27,153	29,256
8.500%, 05/15/18	23,281	25,596
8.500%, 06/15/25	127,593	141,031
9.000%, 08/15/08	219	223
9.000%, 09/15/08	648	660
9.000%, 10/15/08	4,037	4,106
9.000%, 12/15/08	2,858	2,907
9.000%, 01/15/09	4,517	4,684
9.000%, 02/15/09	335	348
9.000%, 03/15/09	1,866	1,936
9.000%, 04/15/09	6,126	6,335
9.000%, 05/15/09	1,823	1,891
9.000%, 09/15/09	3,913	4,058
9.000%, 12/15/16	11,063	12,078

		1,029,290,369

Government Agency—1.4%
Financing Corp. (FICO) Strips Zero Coupon, 06/27/11	13,949,000	12,976,880
National Archives Facility Trust 8.500%, 09/01/19	4,871,929	6,280,697

		19,257,577

U.S. Treasury—19.2%
U.S. Treasury Bond Strips Zero Coupon, 11/15/09	7,500,000	7,302,127
U.S. Treasury Bonds 7.125%, 02/15/23 (c)	25,600,000	33,921,997
U.S. Treasury Inflation Indexed Bonds (TII) 2.000%, 01/15/26 (c)	6,305,547	6,500,628
2.375%, 01/15/27 (c)	10,088,453	11,012,172
U.S. Treasury Notes 2.000%, 02/28/10 (c)	122,710,000	123,563,203
4.000%, 08/31/09 (c)	14,790,000	15,296,099
4.625%, 07/31/12 (c)	26,220,000	28,661,737
4.750%, 08/15/17 (c)	20,000	22,128

Security Description	Face Amount	Value

U.S. Treasury—(Continued)
5.000%, 07/31/08 (c)	$45,300,000	$45,834,404

		272,114,495

Total Fixed Income (Identified Cost $1,565,179,089)		1,544,856,319

Preferred Stock—0.4%
Security Description	Shares	Value

Thrifts & Mortgage Finance—0.4%
Federal Home Loan Mortgage Corp.	150,025	3,660,610
Federal National Mortgage Association (c)	108,775	2,616,039

Total Preferred Stock (Identified Cost $6,470,000)		6,276,649

Options Purchased—0.0%

Put Options—0.0%
U.S. Treasury Notes 10 Year Futures @ 117 May 2008	173,000	67,578
U.S. Treasury Notes 10 Year Futures @ 119 May 2008	173,000	200,031

Total Options Purchased (Identified Cost $355,840)		267,609

Short Term Investments—37.5%
Security Description	Face Amount/ Shares	Value

Discount Notes—0.2%
Federal National Mortgage Association 1.435%, 12/15/08	$2,667,000	2,632,595

Mutual Funds—17.3%
State Street Navigator Securities Lending Prime Portfolio (d)	243,767,474	243,767,474

Repurchase Agreement—20.0%
Deutsche Bank Repurchase Agreement dated 3/31/08 at 2.25% to be repurchased at $283,217,700 on 4/01/08, collateralized by $276,550,000 Federal Home Loan Bank 4.50% due 4/06/09 with a value of $288,863,942.	$283,200,000	283,200,000

Total Short Term Investments (Identified Cost $529,600,069)		529,600,069

Total Investments—147.2% (Identified Cost $2,101,604,998) (e)		2,081,000,646
Liabilities in excess of other assets		(666,909,564)

Total Net Assets—100%		$1,414,091,082

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-166

Metropolitan Series Fund, Inc.

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

(a)	Variable or Floating Rate Security. Rate disclosed is as of March 31, 2008.
(b)	Interest Only Certificate. This security receives monthly interest payments but is not entitled to principal payments.
(c)	A portion or all of the security was held on loan. As of March 31, 2008, the market value of securities loaned was $255,290,209 and the collateral received consisted of cash in the amount of $243,767,474 and non-cash collateral with a value of $16,455,234. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian.
(d)	Represents investment of cash collateral received from securities lending transactions.
(e)	The aggregate cost of investments for federal income tax purposes as of March 31, 2008 was $2,101,604,998 and the composition of unrealized appreciation and depreciation of investment securities was $24,712,624 and $(45,316,976), respectively.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2008, the market value of 144A securities was $17,824,370, which is 1.3% of total net assets.
(TBA)—	A contract for the purchase or sale of a Mortgage Backed Security to be delivered at a future date but does not include a specified pool or precise amount to be delivered.
(TII)—	A Treasury Inflation Index is a security with a fixed interest rate and the principal is adjusted for inflation. At maturity, the security will be redeemed at the greater of the inflation adjusted principal or par amount at original issue.

Futures Contracts
Futures Contracts-Long	Expiration Date	Number of Contracts	Contract Amount	Valuation as of 3/31/2008	Unrealized Appreciation/ Depreciation
Eurodollar Futures	6/16/2008	762	$185,950,773	$186,175,650	$224,877
Eurodollar Futures	9/14/2009	592	143,287,922	144,189,000	901,078
U.S. Treasury Notes 10 Year Futures	6/19/2008	1,238	147,561,784	147,263,969	(297,815)

Futures Contracts-Short
U.S. Treasury Bond Futures	6/19/2008	(14)	(1,616,649)	(1,663,156)	(46,507)
U.S. Treasury Notes 2 Year Futures	6/30/2008	(3)	(639,829)	(643,969)	(4,140)
U.S. Treasury Notes 5 Year Futures	6/30/2008	(1,884)	(211,594,346)	(215,217,562)	(3,623,216)

Net Unrealized Depreciation					$(2,845,723)

Options Written
Options Written-Calls	Expiration Date	Number of Contracts	Premiums Received	Valuation as of 3/31/2008	Unrealized Appreciation
U.S. Treasury Notes 10 Year Futures 119.5 Call	4/25/2008	(173)	$(191,057)	$(154,078)	$36,979
U.S. Treasury Notes 10 Year Futures 121 Call	4/25/2008	(173)	(204,572)	(72,984)	131,588

Net Unrealized Appreciation					$168,567

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-167

Metropolitan Series Fund, Inc.

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Statement of Accounting Standards No. 157 Valuation Disclosure

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2008:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1—Quoted Prices	$564,669,330	$(2,677,156)
Level 2—Other Significant Observable Inputs	1,516,331,316	0
Level 3—Significant Unobservable Inputs	0	0

Total	$2,081,000,646	$(2,677,156)

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-168

Metropolitan Series Fund, Inc.

Zenith Equity Portfolio

Schedule of Investments as of March 31, 2008 (Unaudited)

Mutual Funds—100.0% of Total Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Metropolitan Series Fund, Inc.—Capital Guardian U.S. Equity Portfolio, (Class A)	21,425,996	$237,828,554
Metropolitan Series Fund, Inc.—FI Value Leaders Portfolio, (Class A)	1,400,429	240,019,517
Metropolitan Series Fund, Inc.—Jennison Growth Portfolio, (Class A)	20,791,246	253,445,294

Total Mutual Funds (Identified Cost $659,297,326)		731,293,365

Total Investments—100.0% (Identified Cost $659,297,326) (a)		731,293,365
Liabilities in excess of other assets		(67,351)

Total Net Assets—100%		$731,226,014

(a)	The aggregate cost of investments for federal income tax purposes as of March 31, 2008 was $659,297,326 and the unrealized appreciation of investment securities was $71,996,039.

Statement of Accounting Standards No. 157 Valuation Disclosure

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2008:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1—Quoted Prices	$731,293,365	$0
Level 2—Other Significant Observable Inputs	0	0
Level 3—Significant Unobservable Inputs	0	0

Total	$731,293,365	$0

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-169

Item 2.	Controls and Procedures.

(a) The Principal Executive Officer and Principal Financial Officer of the registrant have concluded, based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing date of this report on Form N-Q, that the design and operation of such procedures provide reasonable assurance that information required to be disclosed by the registrant in this report on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There has been no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

See attached Exhibits 3(a) and 3(b) as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

METROPOLITAN SERIES FUND, INC.

By:	/s/ Elizabeth M. Forget
Name:	Elizabeth M. Forget
Title:	President
Date:	May 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Elizabeth M. Forget
Name:	Elizabeth M. Forget
Title:	President
Date:	May 20, 2008

By:	/s/ Peter H. Duffy
Name:	Peter H. Duffy
Title:	Treasurer
Date:	May 20, 2008

EXHIBIT LIST

Exhibit 3(a):	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Act.

Exhibit 3(b):	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Act.